AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 4, 2015

REGISTRATION NO. 033-61122

AND NO. 811-04819

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER                                        ☐

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.                    ☐

POST-EFFECTIVE AMENDMENT NO. 26                                           ☒

AND

REGISTRATION STATEMENT UNDER                                        ☐

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 49               ☒

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

(Exact Name of Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(Name of Depositor)

10350 Ormsby Park Place

Louisville, KY 40223
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (866) 667-0561

NAME AND ADDRESS OF AGENT FOR SERVICE:

CRAIG A. HAWLEY, ESQ.
GENERAL COUNSEL AND SECRETARY
Jefferson National Life Insurance Company
10350 Ormsby Park Place
Louisville, Kentucky 40223

It is proposed that this filing will become effective:

☐  immediately upon filing pursuant to paragraph (b) of Rule 485

☒  on May 4, 2015 pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐  on                    , pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

☐  this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

MAXIFLEX GROUP

JEFFERSON NATIONAL LIFE

ANNUITY ACCOUNT C

MAY 1, 2015 PROSPECTUS

Maxiflex Group

Group Flexible Premium Deferred Fixed/Variable Annuity

Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C AND

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

This prospectus describes the individual and group flexible premium variable deferred annuity contracts (Contracts) issued by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). The Contracts are designed for use in retirement planning. The Contracts provide for the accumulation of Contract values and subsequent Annuity Payments on a fixed basis, a variable basis, or a combination of both.

The Company no longer accepts rollovers, transfers, or 1035 exchanges into existing contracts or to fund new contracts. Non-qualified Contracts are no longer offered for sale.

The Contract has a variety of Investment Options which include several Sub-accounts which invest in the Variable Account Investment Portfolios listed in Appendix A and the Fixed Account. The Fixed Account offers an interest rate which is guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law.

Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant

The money you put in a Sub-account invests exclusively in a single Investment Portfolio. Your investments in the Investment Portfolio are not guaranteed. You could lose your money.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2015. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI’s Table of Contents is at the end of this prospectus. For a free copy of the SAI, call us at (866) 667-0561, visit Our Website or write us at Our administrative office:

•  Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

•  Address for correspondence sent via courier or overnight mail:10350 Ormsby Park Place, Louisville, KY 40223.

The Contracts:

•       are not bank deposits

•  are not federally insured

•  are not endorsed by any bank or government agency

•  are not guaranteed and may be subject to loss of principal

Summary prospectuses or prospectuses of the Investment Portfolios should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses of the Investment Portfolios on our Website or by contacting the Company at (866) 667-0561.

You should only rely on information contained in this Prospectus or that we have referred you to.  We have not authorized anyone to provide you with information that is different.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Transfers During the Annuity Period	18
Death Benefit Amount During the Annuity Period	18
Taxes	19
Annuity Contracts in General	19
Tax Status of the Contracts	19
Taxation of Non-Qualified Contracts	19
Taxation of Qualified Contracts	21
Possible Tax Law Changes	21
General Matters	21
Distribution of Contracts	21
Legal Proceedings	22
Independent Registered Public Accounting Firm	22
Appendix A—More Information About the Investment Portfolios	23
Appendix B—Condensed Financial Information	27
Appendix C— Deductions for Taxes — Qualified and Nonqualified Annuity Contracts	45
Privacy Policy	46
Table of Contents of the Statement of Additional Information	47

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Definitions

ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments.  On or after the Annuity Date, the Annuitant shall also include any joint Annuitant.  In the event of joint Annuitants, the life of the primary Annuitant is to determine Annuity Payments. If the Contract is owned by a Non-Natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.

ANNUITY DATE: The date on which Annuity Payments begin, as selected by you, or as required by the Contract. If a prior date is not selected, the Annuity Date is the Maximum Maturity Date. For joint Annuitants all provisions  are based on the age of the primary Annuitant.

ANNUITY OPTION(S): Income Plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

ANNUITY PERIOD: The period during which We make income payments to you.

ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

BENEFICIARY: The person designated to receive any benefits under the Contract if the Annuitant dies.

BUSINESS DAY: Generally, any day on which the New York Stock Exchange (“NYSE”) is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading.  These deadlines are described in further detail under the heading “Transfers”.

CODE: Internal Revenue Code of 1986, as amended.

COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

CONTRACT(S): The Maxiflex group flexible premium variable deferred annuity, which provides fixed and variable Investment Options offered by the Company.

CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

CONTRACT YEAR: A period of 12 months beginning with the effective date of your Contract.

DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or Annuitant, depending on your Contract, or for a Contract owned by a Non-Natural Owner the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision.

FINRA:  Financial Industry Regulatory Authority

FIXED ACCOUNT: The Fixed Account is an Investment Option which invests in the general account of the Company and offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by the applicable state law.

FREE LOOK PERIOD: If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract without incurring a Withdrawal Charge. This period of time is generally 10 days from receipt, but,  may be longer as required by applicable law and may differ if it is a Replacement Contract. .

INDIVIDUAL ACCOUNT: The record We establish to represent your interest in an Investment Option before the Annuity Date.

INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). These charges are included in Our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

INVESTMENT ADVISOR:  A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you to provide you asset allocation and investment advisory services.

INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Fixed Account (if available) and the sub-account you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract.  You may choose to set a target allocation to various Sub-Accounts, or the Fixed Account (if available).  The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Variable Account and the Fixed Account.

INVESTMENT PORTFOLIO(S): The variable Investment Option(s) available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

JEFFERSON NATIONAL SERVICE CENTER: The customer service department of the Company (P.O. Box 36840, Louisville, KY 40233. Phone number: 866.667.0561).

JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners may only be designated for Non-Qualified Contracts. Joint Owners must be the spouses (except in those states where this restriction is not allowed).

MAXIMUM MATURITY DATE:  The date on which the Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.

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NON-NATURAL OWNER: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the variable annuity Contract.

NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with any pension Plan, specially sponsored program or individual retirement account (“IRA”).

OWNER: The person(s) (including Joint-Owners) or entity entitled to ownership rights under the Contract. The Owner is also referred to as “you” in this prospectus.

PLAN: A voluntary program for an employer that qualifies for special tax treatment.

PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension Plan, specially sponsored program or IRA.

REGISTERED REPRESENTATIVE:  A person, appointed by Us, who is licensed by FINRA to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

REPLACEMENT CONTRACT:  A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or an unaffiliated insurance company).

SUB-ACCOUNT: A segment within the Variable Account which invests in a single Investment Portfolio.

VALUATION PERIOD: The period of time from the end of one Business Day to the end of the next Business Day.

VARIABLE ACCOUNT: The separate account We established known as Jefferson National Life Annuity Account C. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account C. The Variable Account is divided into Sub-accounts.

WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

WITHDRAWAL CHARGE: The Withdrawal Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

Highlights

The group flexible premium variable annuity contract that we are offering is a contract between you and Us (the Company). The Contracts provide a way for you to invest on a tax deferred basis in the subaccounts of Jefferson National Life Annuity Account C (“Variable Account”) and the Fixed Account. The Fixed Account may not be available in your state. The contract is intended to be used to accumulate money for retirement. The Contract provides for the accumulation of money and the payment of annuity benefits on a variable and/or fixed basis. The Company no longer accepts rollovers, transfers, or 1035 exchanges into existing contracts or to fund new contracts.

All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, we may assess a Withdrawal Charge of up to 5% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Certain restrictions and tax penalties will apply to withdrawals under certain circumstances.

If you are considering purchasing this Contract to fund a tax-deferred retirement program (including but not limited to IRAs and employer sponsored retirement Plans), you should be aware that this annuity will fund a retirement program that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the Contract are designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments.

These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the contract is suitable for your tax qualified plan.

RETIREMENT PLANS: The Contract may be issued pursuant to Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: tax-sheltered annuities (TSAs) and state and local government deferred compensation plans. For general information, see “Taxes” in this prospectus.

DEATH BENEFIT: This Contract includes a standard minimum death benefit that is provided by Us. This benefit is described in detail under the heading “Death Benefits.”

LOANS: Under certain circumstances, you may take loans from your Contract. This benefit is described in detail under the heading “Loans.”

ANNUITY PAYMENTS: You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

            FREE LOOK. If you change your mind about owning the Contract, you may  cancel the Contract within 10 days after receiving it (or whatever longer time period is required by applicable law), we will cancel the Contract without assessing a Withdrawal Charge. We deem this period as ending 15 days after we mail the Contract. You will receive whatever your Contract is worth on the day we receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

TAX PENALTY. In general, your investment and earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount

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treated as income. Unless you had after-tax monies invested in the Contract, the entire amount of any withdrawal or Annuity Payment will be taxable income to you. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits. For TSA Contracts, there are restrictions on your ability to withdraw money from the Contract.

INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561

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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

Participant Transaction Expenses

Withdrawal Charge (as a percentage of the amount withdrawn)(1)	5%
Transfer Fee	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios’ fees and expenses.

Annual Contract Fee(2)	$15 per contract per year
Annual Expenses of the Variable Account (as a percentage of average Variable Account Investment Option value under the Contract)
Mortality and Expense Fees(3)	1.00%
Other Fees	None
Total Annual Expenses of the Variable Account	1.00%

The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio’s fees and expenses is contained in the prospectus for each Investment Portfolio.

	Minimum	Maximum
Total Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)(4)	Gross: 0.28% Net: 0.28%	Gross: 4.11% Net: 4.11%

(1) The Withdrawal Charge decreases to zero over time.

(2) We reserve the right to reduce or waive the fee.

(3) Jefferson National has guaranteed the total of the investment management fees charged against the JNF SSgA Sector Rotation Portfolio whose shares are purchased by the Variable Account, plus the mortality and expense risk fee imposed upon the assets of the corresponding subaccounts of the Variable Account will not exceed 1.44%. Therefore, the current Mortality and Expense Fees for the JNF SSgA Sector Rotation subaccount is equal to 0.79%. See the Statement of Additional Information for more information about this agreement.

(4) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio.  The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2016.  The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

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Examples of Fees and Expenses

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Fees, Annual Expenses of the Variable Account and Investment Portfolio Operating Expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

Assuming Maximum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$1026.00	$2024.29	$3067.01	$5469.65

Assuming Minimum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$643.00	$888.95	$1208.32	$1940.42

(2) If you annuitize at the end of the applicable time period (except under certain circumstances):

Assuming Maximum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$1026.00	$2024.29	$2616.36	$5198.88

Assuming Minimum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$643.00	$888.95	$767.91	$1683.03

(3) If you do not surrender your Contract:

Assuming Maximum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$526.00	$1573.90	$2616.36	$5198.88

Assuming Minimum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$143.00	$444.50	$767.91	$1683.03

Condensed Financial Information

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Investment Options of the Variable Account offered through variable annuity contracts. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

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Jefferson National

Jefferson National Life Insurance Company was originally organized in 1937. Prior to May 1, 2003, we were known as Conseco Variable Insurance Company and prior to October 7, 1998, we were known as Great American Reserve Insurance Company.

We are principally engaged in the life insurance and annuity business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

Owner Inquiries

You should direct any inquiries you have regarding your Individual Contract, the Group Contract, or any related matter to the Company’s Website, or the address or telephone number shown in the front of this prospectus.

Financial Statements

The financial statements of Jefferson National and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Jefferson National only as bearing upon the ability of Jefferson National to meet its obligations under the Contracts.

The Variable Account

The Variable Account was originally established in 1980 by Voyager Life Insurance Company. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”).

Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999, the Variable Account was known as Great American Reserve Variable Annuity Account C. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

The assets of the Variable Account are held in Jefferson National’s name on behalf of the Variable Account and legally belong to Jefferson National. However, those assets that underlie the Contracts are not available to be used to pay the liabilities arising out of any other business Jefferson National may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Jefferson National may issue.

The Variable Account is divided into subaccounts. Each subaccount invests in shares of one of the Investment Portfolios.

Jefferson National also reserves the right, subject to compliance with the law as currently applicable or subsequently changed:

(a) to operate the Variable Account in any form permitted under the 1940 Act or in any other form permitted by law;

(b) to take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act or to comply with any other applicable law;

(c) to transfer any assets in any subaccount to another subaccount, or to one or more separate investment accounts, or to Jefferson National’s Fixed Account; or to add, combine or remove subaccounts in the Variable Account;

(d) to substitute shares of an Investment Portfolio for shares of another Investment Portfolio (with any necessary prior approval of the Securities and Exchange Commission); and

(e) to change the way Jefferson National assesses charges, so long as charges are not increased beyond the maximum charges guaranteed by the Contract.

New or substitute Investment Portfolios may have different fees and expenses than the ones they replace, and their availability may be limited to certain classes of purchasers.

Variable Account Investment Options

The Contract currently offers several Variable Account Investment Options (or subaccounts) which invest in the Investment Portfolios listed in Appendix A. You bear the investment risk for amounts you allocate to the Variable Account Investment Options. We may make additional Investment Options available in the future.

You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses (or the applicable summary prospectuses) will be sent to you with your Contract. If you would like a copy of an Investment Portfolio summary prospectus or prospectus visit Our Website, or call Jefferson National at: (866) 667-0561. See Appendix A which contains the investment objective for each Investment Portfolio.

The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

            A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio’s ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the

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limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios’ prospectuses for more details on the risks associated with any specific Investment Portfolio.

Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Jefferson National. Certain Investment Portfolios are also sold directly to qualified plans. The Investment Portfolios believe that offering their shares in this manner will not be disadvantageous to you.

Administrative, Marketing and Support Services Fees

Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that Jefferson National and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. Jefferson National and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by Jefferson National. The amount of the fee that an Investment Portfolio and its affiliates pay Jefferson National and/or Jefferson National’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice.  A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.

Selection of Investment Portfolios

The Company selects the Investment Portfolios based on several criteria, including without limitation, asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, advisor or customer interest, and the capability and qualification of each investment firm.  Another factor the Company considers during the selection process is whether the Investment Portfolio, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above.  The Company reviews each Investment Portfolio periodically after it is selected.  Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments and or transfers of Contract Value to an Investment Portfolio if it determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant Contract owner assets.  The Company does not recommend or endorse any particular Investment Portfolio, and does not provide investment advice

Voting Rights

Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, we will send you and other owner’s materials describing the matters to be voted on. You instruct us how to vote those shares. When we receive those instructions, we will vote all of the shares we own and those for which no timely instructions are received in proportion to those instructions timely received.  As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote.   Should we determine that we are no longer required to follow this voting procedure, we will vote the shares ourselves.

Fixed Account

During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than 4.5%.  From time to time, we may change the interest rate credited to amounts invested in the Fixed Account.  If you select the Fixed Account, your money will be placed with Our other general account assets and is subject to the Company’s financial strength and claims paying ability. The Fixed Account may not be available in your state.

The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Variable Account expenses do not apply to amounts allocated to the Fixed Account.

If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

See your Contract for more information on the Fixed Account.

The Contract

The Contract, like all deferred annuity Contracts, has two phases: the Accumulation Period and the Annuity Period. When you are making Purchase Payments to the Contract, it is called the Accumulation Period. During the Accumulation Period, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. When you begin receiving Annuity Payments from the Contract, it switches to the Annuity Period.

The Contract may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be

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aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan. Unless contrary to law, assignment of the Contract or of a Participant’s Individual Contract is prohibited.

Application for a Contract

If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require.  The Company reserves the right to reject an application for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination. Non-qualified and qualified Contracts are no longer offered for sale except for Contracts to be issued to new participants of employer sponsored retirement plans which have previously purchased the Contract.

Accumulation Provisions

Purchase Payments

The Contract is designed for Plans generally involving 25 or more Participants. Purchase Payments must be at least $10 per month. We reserve the right to accept purchase payments for less than the minimum. Purchase Payments in excess of $2,000,000 may be made only with our approval and will be subject to such terms and conditions as we may require.

Jefferson National must approve each application. Upon acceptance, a Contract is issued to the Owner and the Purchase Payment, as applicable to each Individual Contract, is credited to the Participant’s account. When Jefferson National accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below. Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions.  Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.

If mandated under applicable law, the Company may be required to reject a Purchase Payment.  The Company also may be required to provide additional information about an Owner’s account to government regulators.  In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your Investment Advisor), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments

You may elect to have Purchase Payments accumulate:

(a) on a fully variable basis, which means they are invested in the subaccounts of the Variable Account (Variable Account Investment Options);

(b) on a fully fixed basis, which means they are invested in the Fixed Account; or

(c) a combination of both.

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days.  If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract on the business day we receive them at the Accumulation Unit value next computed. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Ten-Day Right to Review. The Contract provides a “10-day free look” (or whatever period is required by applicable law). This allows the Owner or Participant to revoke the Contract by returning it to either a Jefferson National representative or to Us within 10 days (or whatever period is required by applicable law ) of delivery of the Contract. Jefferson National deems this period as ending 15 days after it mails the Contract. If you return the Contract under the terms of the free look provision, Jefferson National will refund the Contract Value, unless a different amount is required by state law. However, Our Annual Expenses of the Variable Account and Investment Portfolio Operating Expenses will have been deducted.

Accumulation Units

We credit Purchase Payments that you allocate to the subaccounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, we determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each subaccount separately.

Accumulation Unit Values

Every business day we determine the value of an Accumulation Unit for each of the subaccounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:

1. dividing the value of an Investment Portfolio share at the end of the current Valuation Period (and any charges for taxes) by the value of an Investment Portfolio share for the previous Valuation Period; and

2. subtracting the daily amount of the mortality and expense risk fee.

The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. There is no guarantee that the value of your Individual Contract will equal or exceed the Purchase Payments you have made.

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We will tell you at least once each year the number of Accumulation Units which we credited to your Individual Contract, the current Accumulation Unit values and the value of your Individual Contract.

Transfers

During the Accumulation Period, you may make transfers from one subaccount to another subaccount and/or to the Fixed Account. You can make transfers between subaccounts and changes in allocations in writing, on Our Website or by telephone. Limits on transfers out of the Fixed Account may apply.

Early Cut-Off Times

Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day.  See Appendix A for a list of Investment Portfolios with early cut-off times.  This list may change without notice. These early cut-off times do not apply to premium payments or contract withdrawals. For transfers between Investment Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used.

How You Can Make Transfers

You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, we may also allow you to submit a request through other means.

TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or through our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

We will accept transaction requests from your Registered Representative and/or your Investment Advisor.  You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.

We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce before we will make the telephone transaction. A password will be required for Website transfers.  If we fail to use such procedures we may be liable for any losses due to unauthorized or fraudulent instructions.

SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us, via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a “locked padlock.” This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the “view certificate” button (in Netscape) or the “subject” section (in Internet Explorer), you should see “Jefferson National Financial Corp.” listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

We have instituted reasonable procedures to confirm that any instructions communicated are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. A password will also be required for transfers via Our Website. Additionally, as with other transactions, you will receive a confirmation of your transfer. Under certain circumstances, your quarterly statement may serve as the confirmation for transactions you made during the quarter covered by the statement.  If reasonable procedures are employed, Jefferson National will not be liable for following instructions which it reasonably believes to be genuine.

Subject to the earlier cut-off times described above, transfer requests received by Jefferson National before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.

Excessive Trading Limits

The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

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We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

•  We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

•  We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

•  We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or

•  the requested transaction violates Our administrative rules designed to detect and prevent market timing.

The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, or in the view of an investment advisor to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege.  These restrictions do not apply to redemptions from the Contract.

We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long—term returns of the underlying funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance—dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short—term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short—term trading by contract owners.

As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short—term trading will prove ineffective in whole or in part to detect or prevent frequent trading.  The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others.  Please review the underlying funds’ prospectuses for specific information about the funds’ short—term trading policies and risks.

Frequent Trading

In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day.  In addition, the Investment Portfolios are also able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio.  Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity.  As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.

If a current or future transfer request is restricted or denied in accordance with our administrative procedures, the person placing the transfer request will be notified (you, or your Investment Advisor).  The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.

In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).

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Dollar Cost Averaging

Jefferson National offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from one or more Investment Options to other Investment Option(s) on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen. Currently, there is no charge for participating in this program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Variable Account Investment Options regardless of fluctuating price levels of the Variable Account Investment Option(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Rebalancing

Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers during the Accumulation Period among the subaccounts pursuant to your written instructions or via Our Website. Rebalancing via Our Website is subject to Our administrative rules and procedures. The transfers under this program are made to maintain a particular percentage allocation among the subaccounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program.  You can request that rebalancing occur monthly, quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Jefferson National reserves the right to terminate, modify or suspend the rebalancing program at any time.

Advisory Fee Withdrawals

Jefferson National understands the importance to you of having advice from an Investment Advisor regarding your investments in the Contract. Jefferson National has not made any independent investigation of these Investment Advisors and is not endorsing such programs. If fees will be paid out of your contract during the Accumulation Period, you will be required to enter into an advisory agreement with your Investment Advisor.

Jefferson National will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes, and may impact the benefits available under your contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a Contingent Deferred Sales Charge.

You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract.  Furthermore, please see the “Taxes — Partial 1035 Exchanges” section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

Interest Sweep Program

Sweep is a program which provides for the automatic transfer of the interest from the Fixed Account into a Variable Account Investment Option on a periodic and systematic basis. Currently, there is no charge for participating in this program.

Withdrawals

You can withdraw all or a portion of the Contract Value at any time before the commencement of Annuity Payments and, under certain circumstances, during the Annuity Period (subject to any restrictions of the Code). We will determine the value of the Contract as of the date we receive a written request for a withdrawal at our Administrative Office or a later date you specify in the request. The portion of the redemption payment attributable to the Variable Account will be the value of Accumulation Units then credited to the Individual Contract under the Contract less applicable withdrawal charges, any outstanding loans and applicable administrative fees. With respect to any Individual Contract value or portion thereof which has been applied to provide Annuity Payments, Jefferson National will continue to make Annuity Payments under the option you selected until its obligations to make such payments terminates.

For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

If you have amounts allocated to more than one Investment Option, a request for a partial withdrawal must specify the manner in which the amount redeemed is to be allocated between the Investment Options. If you do not specify how the withdrawal is to be allocated between Investment Options, Jefferson National will make the withdrawal from your Investment Options on a pro rata basis.  Withdrawals may be subject to income taxes, penalty taxes and certain restrictions.

Suspension of Payments

We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of the date Jefferson National receives the written request, in proper form, at its Administrative Office. Jefferson National reserves the right to defer the right of withdrawal or postpone payments for any period when:

(1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

(2) trading on the New York Stock Exchange is restricted;

(3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account’s net assets; or

(4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.  If

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mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to an owner’s contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, loans, or death benefits. Once blocked, monies would be held in that contract until instructions are received from the appropriate regulator.

Restrictions Under Optional Retirement Programs

If you participate in certain Optional Retirement Programs (ORP), you can withdraw your interest in a Contract only upon:

(1) termination of employment in all public institutions of higher education as defined by applicable law,

(2) retirement, or

(3) death.

Accordingly, you (as a Participant in ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

Restrictions Under Section 403(b) Plans

If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under one of the following circumstances:

(1) when you attain age 59 1/2,

(2) when you separate from service,

(3) when you die,

(4) if you become disabled (within the meaning of Section 72(m)(7) of the Code),

(5) in the case of hardship, or

(6) made pursuant to a qualified domestic relations order, if otherwise permitted.

Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:

• salary reduction contributions made after December 31, 1988;

• income attributable to such contributions; and

• income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

Conversion to Individual Contract Upon Termination in Plan

Upon termination of participation in Plan, the Participant who is entitled to a benefit under the terms of the Plan may elect, if the Owner so requests, to convert to an individual annuity contract. The individual annuity contract will be of the form then currently issued for this class of individual, at a duration equivalent to the lesser of the number of full years: (a) the Participant has been in the Plan; or (b) the Contract has been in force.

Systematic Withdrawal Program

The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Options on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future. However, the withdrawals may be subject to a Contingent Deferred Sales Charge.

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Loans

Your Contract may contain a loan provision issued in connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

The amount of any loan outstanding on the date of death will be deducted from the death benefit.  Loans are also deducted from full withdrawals.  In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Charges and Deductions

Withdrawal Charge

If you make a partial or full withdrawal during the Accumulation Period, Jefferson National will deduct a Withdrawal Charge from the amount withdrawn (“amount redeemed”) if there are less than 15 completed annual purchase payment periods (annual purchase payment period means a contract year which is the one year period beginning on the issue date and each subsequent one year period) for the Individual Contract. For purposes of the Withdrawal Charge, your oldest Purchase Payment is treated as being withdrawn first.  During the Annuity Period, Withdrawal Charges may apply to the fourth and fifth options.

We do not deduct withdrawal charges from Annuity Payments under an annuity option involving lifetime payments or from amounts paid due to the death of a Participant.

The Withdrawal Charge will be a percentage of the amount redeemed, ranging from 5% to 0% depending upon the number of completed annual Purchase Payment periods for the Individual Contract. In no event, however, will the cumulative deductions exceed 9% of the cumulative Purchase Payments made. Until such percentage reaches zero, it is possible that the actual dollar amount of the Withdrawal Charge will

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increase, even though the percentage will decline, because of the increased Participant’s Individual Contract.

COMPLETED ANNUAL PURCHASE PAYMENT PERIODS FOR THE INDIVIDUAL CONTRACT	CHARGE
Less than 5	5.00%
5 but less than 10	3.00%
10 but less than 15	2.00%
15 or more	None

Examples:

(1) If you make a complete withdrawal of your Individual Contract before five completed Purchase Payment periods:

VALUE OF CONTRACT OR INDIVIDUAL CONTRACT (AMOUNT REDEEMED)	WITHDRAWAL CHARGE	ADMINISTRATIVE FEE DEDUCTION*	REDEMPTION PAYMENTS
$2,000	5% $(100)	$15	$1,885

* Applicable to full withdrawals only.

(2) If you make a partial withdrawal of your Individual Contract before five completed Purchase Payment periods, assuming you request a $1,000 redemption payment:

AMOUNT REQUESTED	AMOUNT REDEEMED	WITHDRAWAL CHARGE	REDEMPTION PAYMENTS
$1,000.00	$1,052.63	$ 52.63 (5%)	$1,000.00

In order to make a redemption payment of $1,000, the amount redeemed must be greater than the amount requested by the amount of the withdrawal charge. We calculate the amount redeemed by dividing (a) the amount requested ($1,000) by (b) 1.00 minus the deduction rate of 5% (or .95), which produces $1,052.63. The value of the Individual Contract will be reduced by this amount.

If the cost of selling the Contracts is greater than the Withdrawal Charge we collect, the deficiency will be made up out of our general account assets which may include profits we derive from the mortality and expense risk fees.

Administrative Charge (Annual Contract Fee)

During the Accumulation Period, Jefferson National deducts an annual contract fee of $15 on each July 2 from the Individual Contract value.  We reserve the right to reduce or waive the fee.  If you fully surrender your Individual Contract prior to the commencement of Annuity Payments, the annual contract fee will be deducted from proceeds paid.

Jefferson National deducts the administrative fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the subaccounts of the Variable Account on a pro rata basis.

Mortality and Expense Risk Charge

Jefferson National makes daily deductions from the Variable Account at an effective annual rate equal to 1.00% of the value of the assets of the Variable Account for the mortality and expense risks it assumes. The amounts are deducted from the assets of the Variable Account in accordance with the Contracts.

Variable Annuity Payments made under the Contracts vary with the investment performance of the subaccounts of the Variable Account, but are not affected by Jefferson National’s actual mortality experience among Annuitants. The life span of the Annuitant, or changes in life expectancy in general, do not affect the monthly Annuity Payments payable under the Contracts. If Annuitants live longer than the life expectancy determined by Jefferson National, Jefferson National provides funds from its general funds to make Annuity Payments. Conversely, if longevity among Annuitants is lower than Jefferson National determined, Jefferson National realizes a gain. Jefferson National also provides the death benefits under the Contracts.  These are the mortality risks.

Jefferson National performs all administrative functions and pays all administrative expenses with respect to the Contracts. These expenses include but are not limited to salaries, rents, postage, telephone, travel, legal, actuarial and accounting fees, office equipment and stationery. Jefferson National also assumes the expense risk that deductions provided for in the Contracts for sales and administrative expenses may not be enough to cover actual costs. Where the deductions are not adequate, Jefferson National will pay the amount of any shortfall from its general funds. Any amounts paid by Jefferson National may consist of, among other things, proceeds derived from mortality and expense risk charges.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.  For a list of states and taxes, see Appendix C.

Investment Portfolio Operating Expenses

There are deductions from and expenses paid out of the assets of the Investment Portfolios, which are described in the Investment Portfolio prospectuses.

Reduction or Elimination of Contract Charges

In some cases, Jefferson National may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract, the average contribution and the use of group enrollment procedures. Then, Jefferson National may be able to reduce or eliminate the Contract charges for administrative expense and withdrawal charges.

Other Charges

Currently, Jefferson National does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Jefferson National may charge each subaccount of the Variable Account for its portion of any income tax charged to the subaccount or its assets.

Under present laws, Jefferson National may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Jefferson National may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its subaccounts could have an adverse effect on the investment performance of the subaccounts.

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Death Benefits

In the event of the death of a Participant (or Annuitant depending on your Contract) before Annuity Payments commence, Jefferson National will pay the beneficiary the value of the Participant’s Individual Contract, less any debt (the “Death Benefit Amount”). We will determine the Individual Contract Value as of the Valuation Period in which we receive due proof of death acceptable to us at our Administrative Office. There is no withdrawal charge applicable to amounts paid due to the death of a Participant (or Annuitant, depending on your Contract).  After the Death Benefit Amount is calculated, it will remain invested in the investment portfolios in accordance with the allocation instructions given by the Owner until the insurer pays the death benefit, or until new instructions are given by the beneficiary.  The Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary.

Generally, the distribution of the Owner’s interest in the Contract must be made within five years after the Owner’s (or Annuitant’s depending on your Contract) death. If the beneficiary is an individual, in lieu of distribution within five years of the Owner’s (or Annuitant’s depending on your Contract) death, distribution may generally be made as an annuity which begins within one year of the Owner’s (or Annuitant’s depending on your Contract) death and is payable, at least annually, over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the deceased Owner’s spouse is the beneficiary, that spouse may elect to continue the Contract as the new Owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when an Owner dies will apply when that spouse, as the Owner, dies. In the case of a qualified contract, the date on which distributions are required to begin must be no later than April 1 of the first calendar year following the later of: (a) the calendar year in which the Annuitant attains age 70 1/2, or (b) the calendar year in which the Annuitant retires. Additional requirements may apply to certain qualified contracts. For a contract held as an IRA, once you attain age 701/2, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

In lieu of a lump-sum payment, the death proceeds may be applied under any of the annuity options available in the Contract and in accordance with the terms of the Plan.

The terms of the payment of the death benefit will be controlled by applicable provisions of the Internal Revenue Code.  A “spouse” is as defined under Federal law.. When required, the definition of spouse may be expanded to include a civil union partner or same sex spouse.

The Annuity Period

Optional Annuity Period Elections

The retirement date and the annuity options are normally established by the terms of the Plan. If you do not elect otherwise (a) the manner of payment will be a lifetime annuity with 120 monthly payments certain, and (b) the value of the Participant’s Individual Contract will be applied as follows:

• any value accumulated in the Fixed Account will be applied to provide a fixed annuity; and

• the value in the subaccount(s) of the Variable Account will be applied, separately, to provide variable Annuity Payments.

By giving written notice to Jefferson National at least 30 days prior to the commencement of Annuity Payments, the Owner may, as to each Participant, elect to change:

• the annuity option to any of the annuity options described below, and

• the manner in which the value of a Participant’s Individual Contract is to be applied to provide Annuity Payments (for example, an election that a portion or all of the amounts accumulated on a variable basis be applied to provide fixed Annuity Payments or vice versa).

Once Annuity Payments begin, no changes may be elected by the Owner.

Prior to the selected Annuity Date, an Individual Contract may be terminated by the Owner and the value thereof received in a lump sum. Once Annuity Payments have begun, neither the Annuitant nor the Owner can terminate the annuity benefit and receive a lump-sum settlement in lieu thereof, except as permitted under the Fourth and Fifth Options below.

The assumed investment rate (AIR) is 3 1/2%. The Owner may elect to have all variable benefits payable for a Participant based on a 5% AIR instead. The election must be made in writing at least 30 days prior to the Participant’s retirement date. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when the investment performance rises and decrease more rapidly when investment performance decreases. If the performance of the Variable Account Investment Options exceeds the 3 1/2% or 5% AIR, as applicable, the Annuity Payments will increase. Similarly, if the actual rate is less than the 3 1/2% or 5% AIR, as applicable, the Annuity Payments will decrease.

You cannot make an election that would result in a first monthly Annuity Payment of less than $25 if payments are to be on a fully fixed or variable basis, or less than $25 on each basis if a combination of variable and fixed Annuity Payments is elected. If, at any time, payments are or become less than $25 per monthly payment, Jefferson National has the right to change the frequency of payments to an interval which will result in Annuity Payments of at least $25 each, except that it will not make payments less frequently than annually.

See “Taxes” for information on the federal tax treatment of Annuity Payments or other settlements.

Annuity Options

You may select one of the following annuity options on either a fixed or variable basis. If you elect payments on a variable basis, payments will vary in accordance with the investment results of the subaccounts of the Variable Account.

            The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date).  The terms of this required annuitization may vary by state.

FIRST OPTION-INCOME FOR LIFE. Under this option, we will make monthly payments during the lifetime of the Annuitant. The payments will cease with the last monthly payment due prior to the death of the Annuitant. Of the first three options,

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this option offers the maximum level of monthly payments since it would be possible under this option to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment and there is no provision for a death benefit payable to a beneficiary.

SECOND OPTION-INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. Under this option, we will make monthly payments during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, we have made payments for less than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.

THIRD OPTION-JOINT AND SURVIVOR INCOME FOR LIFE. Under this option, we will make monthly payments during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. Payments to the survivor will be at the rate of 100%, or 50% of the amount which would have been payable to the Annuitant (you can select the rate at the time this option is elected). This option is designed primarily for couples who require the maximum possible payments during their joint lives and are not concerned with providing for beneficiaries at the death of the last to survive.

Under current law, this option is automatically provided for a Participant in a pension plan who is married and for married Participants in most other qualified plans; however, a married Participant may waive the joint and last survivor annuity during the appropriate election period if the Participant’s spouse consents in writing (acknowledging the effect of such consent) to such waiver.

FOURTH OPTION-INCOME FOR A SPECIFIED PERIOD. Under this option, we make payments for the number of years selected, which may be from one through 30, except that, if the number of completed annual Purchase Payment periods for the Individual Contract is five or less, the number of years selected for this option may not be less than five minus the number of completed annual Purchase Payment periods. For example, if the number of completed annual Purchase Payment periods is three, then the minimum Annuity Payment period which can be elected for this Option is two years (i.e., five minus three). If the Annuitant dies before we have made the specified number of monthly payments, the present value of the remaining payments (as set forth in your Contract) will be paid to the designated beneficiary in one sum. If the Annuitant dies within 5 years after the start of Annuity Payments, Jefferson National will treat this payment as a surrender, which may involve a withdrawal charge. If the present value of the remaining payment is at least $5,000 it may be applied under the first three options.

FIFTH OPTION-INCOME OF SPECIFIED AMOUNT. Under this option, we will make payments on a monthly, quarterly, semi-annual, or annual basis of a designated dollar amount until the Individual Contract value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. The designated amount of each installment may not be less than $6.25 per month per $1,000 of Individual Contract value applied. If the number of completed annual Purchase Payment periods for the Individual Contract is five or less, the designated amount of each installment may not be greater than an amount which would total the value applied in less than five minus the number of completed annual Purchase Payment periods. For example, if the number of completed annual Purchase Payment periods is three, then the payments cannot be greater than an amount which would total the value applied in two years (i.e., five minus three). If the Annuitant dies before the value is exhausted, we will pay the remaining value to the beneficiary in one sum. In lieu of a lump sum payment, the beneficiary may elect an annuity option for distribution of any amount on deposit at the date of the Annuitant’s death which will result in a rate of payment at least as rapid as the rate of payment during the life of the Annuitant.

To the extent that the Fourth or Fifth Option is chosen on a variable basis, at any time during the payment period you may elect that the remaining value be applied to provide a lifetime annuity under one of the first three Options described above, provided that the balance is at least $5,000 and the distribution will be made at least as rapidly as during the life of the Annuitant. If this election is made within 5 years after the start of Annuity Payments, and the remaining balance is elected to be paid in one sum, then such election will be treated as a surrender. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, deductions for these risks will continue to be made from the Individual Contract values.

The SAI contains a further discussion of annuity provisions, including how annuity unit values are calculated.

Transfers During the Annuity Period

You can make transfers during the Annuity Period by giving us written notice at least 30 days before the due date of the first Annuity Payment for which the change will apply. We will make transfers by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made. The next Annuity Payment, if it were made at that time, would be the same amount that it would have been without the transfer. After that, Annuity Payments will reflect changes in the value of the new annuity units. Jefferson National reserves the right to limit, upon notice, the maximum number of transfers you can make to one in any six-month period once Annuity Payments have begun. In addition, you may not make transfers from a fixed annuity option.

Jefferson National reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Investment Portfolios. Jefferson National also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit Amount During the Annuity Period

If you selected Annuity Payments based on an annuity option providing payments for a guaranteed period, and the Annuitant dies during the Annuity Period, Jefferson National will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of

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the Annuitant’s death. If no beneficiary is living, Jefferson National will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant’s estate.

Taxes

NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information.   It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit.  You should consult your tax adviser about your own circumstances.

The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.  In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Annuity Contracts in General

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

                Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the Owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

                If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or SIMPLE IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

For Individual Retirement Annuities, SEP IRAs and SIMPLE IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or SIMPLE IRAs.  Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are “qualified distributions” or “non-qualified distributions”.

Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

Non-Natural Person. If a Non-Natural Person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the

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amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

•  made on or after the taxpayer reaches age 59 1/2;

•  made on or after the death of an Owner;

•  attributable to the taxpayer’s becoming disabled; or

•  made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary.  If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 ½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during the same calendar year may be treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.

Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer . There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts.  You can allocate some or all of your Account Value from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes.  If you have too much “investor control” of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

In 2003, the Internal Revenue Service (“IRS”) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Owner and the Company regarding the availability of a particular investment option and, other than the Owner’s right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or

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an advisor in its sole and absolute discretion.

Contracts such as this one, with more than 20 underlying fund options, raise investor control concerns.  It is possible that the IRS may determine that due to the number of different underlying fund options and the fact that some underlying funds may have the same investment strategy, there is an investor control issue with this Contract.  However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance.  Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires.  The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs.  Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary.  If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Medicare Tax

      A 3.8% Medicare contribution tax will be imposed on the “net investment income” of certain individuals whose income exceeds certain threshold amounts.  For purposes of this tax, net investment income will include income from non-qualified annuity contracts (as well as interest, dividends and certain other items).  The 3.8% Medicare tax is imposed on the lesser of:

1.              the taxpayer’s “net investment income” (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or

2.              the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).

“Net investment income” in item 1 does not include distributions from tax-qualified plans (i.e. IRA’s, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2.  The IRS has issued proposed guidance regarding this income surtax.  You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.

Seek Tax Advice

The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice.  The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend.  Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax advisor, with regard to the appropriateness of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

General Matters

Distribution of Contracts

Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934. JNSC is a member of FINRA. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers’ commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the

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marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

In addition, under certain circumstances, payments may be made to certain sellers or financial advisors for other services not directly related to the sale of contracts.

Legal Proceedings

Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

Abandoned Property Requirements

    Every state has unclaimed property laws that generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the Death Benefit Amount is due and payable.  For example, if the payment of the Death Benefit Amount has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit Amount, or the Beneficiary does not come forward to claim the Death Benefit Amount in a timely manner, the Death Benefit Amount will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile.  Escheatment is the formal, legal name for this process.  However, the state is obligated to pay the Death Benefit Amount (without interest) if your Beneficiary steps forward to claim it with proper documentation.  To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change.  Please contact us to make such changes.

Proof of Age and Survival

The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements

If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).  The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.

Changes to Comply with Law and Amendments

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Independent Registered Public Accounting Firm

The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014, and the financial statements of Jefferson National Life Annuity Account C as of December 31, 2014 and for each of the two years in the period ended December 31, 2014 appearing in this Statement of Additional Information have been audited by BDO USA, LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

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Appendix A: Investment Options

Fund Name	Objective	Early Cut Off *
Alger Portfolios
Alger Capital Appreciation (Class I-2)	Long term capital appreciation.
Alger Large Cap Growth (Class I-2)	Long term capital appreciation.
Alger Mid Cap Growth (Class I-2)	Long term capital appreciation.
AllianceBernstein Variable Products Series Fund, Inc.
AB VPS Growth and Income (Class A)	Long term growth of capital.
American Century Variable Portfolios
American Century VP Balanced (Class I)	Long-term capital growth & current income.
American Century VP Income & Growth (Class I)	Capital appreciation. Income is secondary.
American Century VP Inflation Protection (Class II)	Long-term total return to protect against U.S. inflation.
American Century VP International (Class I)	Capital growth.
American Century VP Large Company Value (Class I)	Long-term capital growth. Income is a secondary objective.
American Century VP Ultra (Class I)	Long-term capital growth.
American Century VP Value (Class I)	Long-term capital growth over time. Income is secondary.
Columbia Management Investment Advisers, LLC
Columbia VP - Seligman Global Technology (Class II)	Long-term capital appreciation.
Direxion Insurance Trust
Direxion Dynamic VP HY Bond	Maximize total return (income plus capital appreciation).
Dreyfus Variable Investment Fund
Dreyfus VIF International Value (Initial)	Long-term capital growth.
The Dreyfus Investment Portfolios
Dreyfus Small Cap Stock Index	To match the performance of the S&P Small Cap 600 Index.
Dreyfus Socially Responsible Growth	Capital growth with current income as a secondary goal.
Dreyfus Stock Index	To match the performance of the S&P 500 Index.
Federated Insurance Series
Federated High Income Bond II (Primary)	High current income.
Federated Kaufmann II (Service)	Capital appreciation.
Federated Managed Volatility II	Current income and capital appreciation.
Guggenheim Variable Insurance Funds
Guggenheim VIF CLS Global Diversified Equity	Long-term growth of capital without regard to current income.
Guggenheim VIF CLS Growth and Income	Current income and growth of capital.
Guggenheim VIF Long Short Equity	Long term capital appreciation.
Guggenheim VIF Multi-Hedge Strategies	Long-term capital appreciation with less risk than traditional equity funds.
Rydex VIF Banking	Capital appreciation.	3:50PM
Rydex VIF Basic Materials	Capital appreciation.	3:50PM
Rydex VIF Biotechnology	Capital appreciation.	3:50PM
Rydex VIF Commodities Strategy	Provide investment results that correlate to the performance of S&P GSCI™ Commodity Index.	3:50PM
Rydex VIF Consumer Products	Capital appreciation.	3:50PM
Rydex VIF Dow 2x Strategy	Investment results that match 200% of the performance of the Dow Jones Industrial Average (DJIA) Index on a daily basis.	3:55PM
Rydex VIF Electronics	Capital appreciation.	3:50PM
Rydex VIF Energy	Capital appreciation.	3:50PM
Rydex VIF Energy Services	Capital appreciation.	3:50PM
Rydex VIF Europe 1.25x Strategy	Investment results that correlate to 125% of the daily price movement of the Dow Jones Stoxx 50 Index.	3:55PM
Rydex VIF Financial Services	Capital appreciation.	3:50PM
Rydex VIF Government Long Bond 1.2x Strategy	Investment results that correspond to 120% of the daily price movement of the Long Treasury Bond.	3:55PM
Rydex VIF Health Care	Capital appreciation.	3:50PM
Rydex VIF Internet	Capital appreciation.	3:50PM

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Fund Name	Objective	Early Cut Off *
Rydex VIF Inverse Dow 2x Strategy	Investment returns that inversely correlate to 200% of the daily performance of the DJIA.	3:55PM
Rydex VIF Inverse Government Long Bond Strategy	Total returns that inversely correlate to the daily price movement of the Long Treasury Bond.	3:55PM
Rydex VIF Inverse Mid-Cap Strategy	Investment returns that inversely correlate to the daily performance of the S&P MidCap 400 Index.	3:55PM
Rydex VIF Inverse NASDAQ-100 Strategy	Investment returns that inversely correlate to the daily performance of the NASDAQ 100 Index.	3:55PM
Rydex VIF Inverse Russell 2000 Strategy	Investment returns that inversely correlate to the daily performance of the Russell 2000 Index.	3:55PM
Rydex VIF Inverse S&P 500 Strategy	Investment returns that inversely correlate to the daily performance of the S&P 500 Index.	3:55PM
Rydex VIF Japan 2x Strategy	Investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average on a daily basis.	3:55PM
Rydex VIF Leisure	Capital appreciation.	3:50PM
Rydex VIF Mid-Cap 1.5x Strategy	Investment results that correlate to 150% of the performance of the S&P MidCap 400® Index on a daily basis.	3:55PM
Rydex VIF NASDAQ-100 2x Strategy	Investment results that correlate to 200% of the performance of the NASDAQ 100 Index on a daily basis.	3:55PM
Rydex VIF NASDAQ-100 Strategy	Investment returns that correspond to a benchmark for over-the-counter securities.	3:55PM
Rydex VIF Nova	Investment results that match the performance of a specific benchmark on a daily basis.	3:55PM
Rydex VIF Precious Metals	Capital appreciation.	3:50PM
Rydex VIF Real Estate	Capital appreciation.	3:50PM
Rydex VIF Retailing	Capital appreciation.	3:50PM
Rydex VIF Russell 2000 1.5x Strategy	Investment results that correlate to 150% of the performance of the Russell 2000 Index on a daily basis.	3:55PM
Rydex VIF Russell 2000 2x Strategy	Investment results that correlate to 200% of the performance of the Russell 2000 Index on a daily basis.	3:55PM
Rydex VIF S&P 500 2x Strategy	Investment results that correlate to 200% of the performance of the S&P 500 index on a daily basis.	3:50PM
Rydex VIF S&P 500 Pure Growth	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Growth Index.	3:55PM
Rydex VIF S&P 500 Pure Value	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Value Index.	3:55PM
Rydex VIF S&P MidCap 400 Pure Growth	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Growth Index.	3:55PM
Rydex VIF S&P MidCap 400 Pure Value	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Value Index.	3:55PM
Rydex VIF S&P SmallCap 600 Pure Growth	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Growth Index.	3:55PM
Rydex VIF S&P SmallCap 600 Pure Value	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Value Index.	3:55PM
Rydex VIF Strengthening Dollar 2x Strategy	Investment results that correlate to 200% of the performance of the U.S. Dollar Index on a daily basis.	3:55PM
Rydex VIF Technology	Capital appreciation.	3:50PM
Rydex VIF Telecommunications	Capital appreciation.	3:50PM
Rydex VIF Transportation	Capital appreciation.	3:50PM
Rydex VIF Utilities	Capital appreciation.	3:50PM
Rydex VIF Weakening Dollar 2X Strategy	Investment returns that inversely correlate to 200% of the performance of the U.S. Dollar on a daily basis.	3:55PM

24

Fund Name	Objective	Early Cut Off *
INVESCO Variable Insurance Funds
Invesco V.I. Core Equity (Series I)	Long term growth of capital.
Invesco V.I. Diversified Dividend (Series I)	Reasonable current income and long-term growth of income and capital.
Invesco V.I. Global Health Care (Series I)	Long term growth of capital.
Invesco V.I. Global Real Estate (Series I)	Total return through growth of capital and current income.
Invesco V.I. High Yield (Series I)	Total return, comprised of current income and capital appreciation.
Invesco V.I. Mid Cap Core Equity (Series II)	Long-term growth of capital.
Invesco V.I. Money Market (Series I)	Current income as is consistent with preservation of capital and daily liquidity.
Invesco V.I. Technology (Series I)	Long-term growth of capital.
Janus Aspen Series
Janus Aspen Balanced (Institutional)	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Enterprise (Institutional)	Long-term growth of capital.
Janus Aspen Forty (Institutional)	Long-term growth of capital.
Janus Aspen Global Research (Institutional)	Long term growth of capital in a manner consistent with the preservation of capital.
Janus Aspen Janus Fund (Institutional)	Long-term growth of capital.
Janus Aspen Overseas (Institutional)	Long-term growth of capital.
Janus Aspen Perkins Mid Cap Value (Institutional)	Capital appreciation.
Lazard Retirement Series, Inc.
Lazard Retirement Emerging Markets Equity	Long-term capital appreciation.
Lazard Retirement International Equity	Long-term capital appreciation.
Lazard Retirement U.S. Small-Mid Cap Equity	Long-term capital appreciation.
Lazard Retirement U.S. Strategic Equity	Long-term capital appreciation.
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth (Class I)	Capital appreciation.
ClearBridge Variable Dividend Strategy (Class I)	High level of current income, with long-term capital appreciation as its secondary objective.
ClearBridge Variable Large Cap Growth (Class I)	Long-term growth of capital.
Western Asset Var Global High Yield Bond (Class I)	To maximize total return.
Lord Abbett Series Fund, Inc.
Lord Abbett Calibrated Dividend Growth (Class VC)	Current income and capital appreciation.
Lord Abbett Growth and Income (Class VC)	Long-term growth of capital and income without excessive fluctuations in market value.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Large Cap Value (Class I)	Long term growth of capital.
Neuberger Berman AMT Mid-Cap Growth (Class I)	Growth of capital.
Neuberger Berman AMT Mid-Cap Intrinsic Value (Class I)	Growth of capital.
Neuberger Berman AMT Short Duration Bond (Class I)	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman AMT Small-Cap Growth (Class S)	Long-term capital appreciation.
Neuberger Berman AMT Socially Responsive (Class I)	Long-term growth of capital.
Northern Lights Variable Trust
JNF SSgA Sector Rotation	Total return.
JNF SSgA Tactical Allocation	Total return.

25

Fund Name	Objective	Early Cut Off *
PIMCO Variable Insurance Trust
PIMCO All Asset (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO CommodityRealReturn Strategy (Admin. Class)	Maximum real return, consistent with prudent investment management.
PIMCO Emerging Markets Bond (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Foreign Bond - US Dollar Hedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Global Bond - Unhedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO High Yield (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Long-Term U.S. Government (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Low Duration (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Real Return (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Short-Term (Admin. Class)	Maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Total Return (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust
Pioneer Disciplined Value VCT (Class II)	Long term capital growth.
Pioneer Emerging Markets VCT (Class II)	Long-term growth of capital.
Pioneer Equity Income VCT (Class II)	Current income and long-term growth of capital.
Pioneer Fund VCT (Class II)	Reasonable income and capital growth.
Pioneer High Yield VCT (Class II)	Maximize total return (income plus capital appreciation).
Pioneer Mid Cap Value VCT (Class II)	Capital appreciation.
Pioneer Strategic Income VCT (Class II)	A high level of current income.
Royce Capital Fund
Royce Micro-Cap (Investment Class)	Long-term growth of capital.
Royce Small-Cap (Investment Class)	Long-term growth of capital.
Third Avenue Variable Series Trust
Third Avenue Value	Long-term capital appreciation.
Van Eck VIP Trust
Van Eck VIP Emerging Markets (Initial Class)	Long-term capital appreciation. Income is a secondary consideration.
Van Eck VIP Global Hard Assets (Initial Class)	Long-term capital appreciation. Income is a secondary consideration.
Van Eck VIP Unconstrained Emerging Markets Bond (Initial Class)	High total return-income plus capital appreciation.
Wells Fargo Advantage Variable Trust
Wells Fargo Advantage VT Discovery (Class 2)	Long term capital appreciation.
Wells Fargo Advantage VT Opportunity (Class 2)	Long-term capital appreciation.

* We must receive transfer requests involving these investment portfolios no later than the time shown. This list may change anytime without notice. Any transfer involving these Investment Portfolios received after the applicable cut-off time set forth in the chart, including a transfer request involving any other Investment Portfolio not listed or any investment portfolio with an earlier cut-off time, will be processed on the next business day.  This restriction applies only to transfers between sub-accounts involving an Investment Portfolio that imposes an early cut-off.  It does not apply to premium payments or surrenders.

26

Appendix B - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account C’s financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account C’s financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31.

27

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
Beginning AUV	$7.427	$5.549	$4.738	$4.800	$4.252	$2.842	$5.233	$3.958	$3.352	$2.958
Ending AUV	$8.365	$7.427	$5.549	$4.738	$4.800	$4.252	$2.842	$5.233	$3.958	$3.352

Percentage change in AUV	12.63%	33.84%	17.12%	-1.29%	12.89%	49.61%	-45.69%	32.21%	18.08%	13.32%

Ending number of AUs (000s)	349	386	396	408	410	440	485	547	504	622

Large Cap Growth Portfolio
Beginning AUV	$2.747	$2.054	$1.889	$1.914	$1.705	$1.167	$2.189	$1.844	$1.771	$1.597
Ending AUV	$3.019	$2.747	$2.054	$1.889	$1.914	$1.705	$1.167	$2.189	$1.844	$1.771

Percentage change in AUV	9.90%	33.74%	8.73%	-1.31%	12.26%	46.10%	-46.69%	18.71%	4.12%	10.90%

Ending number of AUs (000s)	439	470	501	560	593	651	654	691	679	825

Mid Cap Growth Portfolio
Beginning AUV	$3.665	$2.725	$2.368	$2.608	$2.207	$1.469	$3.563	$2.736	$2.509	$2.307
Ending AUV	$3.919	$3.665	$2.725	$2.368	$2.608	$2.207	$1.469	$3.563	$2.736	$2.509

Percentage change in AUV	6.93%	34.50%	15.08%	-9.20%	18.17%	50.24%	-58.77%	30.23%	9.05%	8.76%

Ending number of AUs (000s)	178	218	251	260	296	295	316	361	353	468

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.: (inception date October 26, 2001)
Growth and Income Portfolio
Beginning AUV	$1.856	$1.389	$1.194	$1.134	$1.013	$0.847	$1.440	$1.384	$1.192	$1.148
Ending AUV	$2.013	$1.856	$1.389	$1.194	$1.134	$1.013	$0.847	$1.440	$1.384	$1.192

Percentage change in AUV	8.46%	33.62%	16.33%	5.29%	11.94%	19.60%	-41.18%	4.05%	16.11%	3.83%

Ending number of AUs (000s)	32	31	46	26	20	17	15	10	5	6

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund (inception date May 1, 2005)
Beginning AUV	$16.026	$13.785	$12.455	$11.943	$10.805	$9.451	$11.982	$11.534	$10.627	$10.042
Ending AUV	$17.430	$16.026	$13.785	$12.455	$11.943	$10.805	$9.451	$11.982	$11.534	$10.627

Percentage change in AUV	8.76%	16.26%	10.68%	4.29%	10.53%	14.33%	-21.12%	3.88%	8.53%	5.83%

Ending number of AUs (000s)	15	9	9	8	7	7	5	2	0	0

VP Income & Growth Fund
Beginning AUV	$1.845	$1.372	$1.208	$1.183	$1.047	$0.896	$1.383	$1.398	$1.206	$1.164
Ending AUV	$2.056	$1.845	$1.372	$1.208	$1.183	$1.047	$0.896	$1.383	$1.398	$1.206

Percentage change in AUV	11.44%	34.48%	13.58%	2.11%	12.99%	16.85%	-35.21%	-1.07%	15.92%	3.61%

Ending number of AUs (000s)	74	99	100	89	81	82	80	104	71	94

VP Inflation Protection Fund (inception date May 1, 2004)
Beginning AUV	$13.678	$15.096	$14.199	$12.834	$12.335	$11.301	$11.600	$10.700	$10.640	$10.582
Ending AUV	$13.989	$13.678	$15.096	$14.199	$12.834	$12.335	$11.301	$11.600	$10.700	$10.640

Percentage change in AUV	2.27%	-9.39%	6.32%	10.64%	4.05%	9.15%	-2.58%	8.41%	0.56%	0.55%

Ending number of AUs (000s)	7	7	8	8	3	3	6	0	0	0

28

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
VP International Fund
Beginning AUV	$2.226	$1.837	$1.532	$1.759	$1.568	$1.184	$2.167	$1.854	$1.498	$1.336
Ending AUV	$2.083	$2.226	$1.837	$1.532	$1.759	$1.568	$1.184	$2.167	$1.854	$1.498

Percentage change in AUV	-6.42%	21.18%	19.91%	-12.91%	12.18%	32.43%	-45.36%	16.88%	23.77%	12.13%

Ending number of AUs (000s)	312	316	413	432	518	533	681	587	514	431

VP Large Company Value Fund (inception date May 1, 2007)
Beginning AUV	$11.425	$8.786	$7.625	$7.616	$6.932	$5.833	$9.394	$10.037	N/A	N/A
Ending AUV	$12.767	$11.425	$8.786	$7.625	$7.616	$6.932	$5.833	$9.394	N/A	N/A

Percentage change in AUV	11.75%	30.04%	15.23%	0.12%	9.87%	18.84%	-37.91%	-6.41%	N/A	N/A

Ending number of AUs (000s)	0	0	0	0	0	0	2	0	N/A	N/A

VP Ultra Fund (inception date May 1, 2007)
Beginning AUV	$15.696	$11.566	$10.255	$10.248	$8.917	$6.697	$11.560	$10.019	N/A	N/A
Ending AUV	$17.093	$15.696	$11.566	$10.255	$10.248	$8.917	$6.697	$11.560	N/A	N/A

Percentage change in AUV	8.90%	35.71%	12.78%	0.07%	14.93%	33.15%	-42.07%	15.38%	N/A	N/A

Ending number of AUs (000s)	2	2	2	1	4	0	0	0	N/A	N/A

VP Value Fund
Beginning AUV	$3.354	$2.572	$2.267	$2.267	$2.019	$1.701	$2.347	$2.499	$2.127	$2.045
Ending AUV	$3.755	$3.354	$2.572	$2.267	$2.267	$2.019	$1.701	$2.347	$2.499	$2.127

Percentage change in AUV	11.96%	30.40%	13.45%	0.00%	12.28%	18.69%	-27.52%	-6.08%	17.49%	4.01%

Ending number of AUs (000s)	290	291	296	301	329	333	351	435	483	538

COLUMBIA FUNDS VARIABLE SERIES TRUST
Seligman Global Technology Portfolio
Beginning AUV	$0.913	$0.735	$0.693	$0.746	$0.654	$0.408	$0.691	$0.605	$0.519	$0.486
Ending AUV	$1.131	$0.913	$0.735	$0.693	$0.746	$0.654	$0.408	$0.691	$0.605	$0.519

Percentage change in AUV	23.88%	24.22%	6.06%	-7.10%	14.07%	60.29%	-40.96%	14.21%	16.57%	6.79%

Ending number of AUs (000s)	74	122	124	127	67	98	91	91	195	220

DIREXION INSURANCE TRUST
Dynamic VP HY Bond Fund (inception date May 1, 2005)
Beginning AUV	$12.327	$11.978	$11.087	$10.671	$10.363	$9.532	$10.696	$10.998	$10.459	$10.056
Ending AUV	$12.191	$12.327	$11.978	$11.087	$10.671	$10.363	$9.532	$10.696	$10.998	$10.459

Percentage change in AUV	-1.10%	2.91%	8.04%	3.90%	2.97%	8.72%	-10.88%	-2.75%	5.15%	4.01%

Ending Number of AUs (000s)	4	3	4	2	5	3	2	0	0	0

THE DREYFUS INVESTMENT PORTFOLIOS:
Dreyfus Small Cap Stock Index Portfolio (inception date May 1, 2005)
Beginning AUV	$21.519	$15.447	$13.481	$13.540	$10.868	$8.780	$12.838	$13.053	$11.523	$10.131
Ending AUV	$22.396	$21.519	$15.447	$13.481	$13.540	$10.868	$8.780	$12.838	$13.053	$11.523

Percentage change in AUV	4.08%	39.31%	14.58%	-0.44%	24.59%	23.78%	-31.61%	-1.65%	13.28%	13.74%

Ending number of AUs (000s)	12	5	9	4	7	8	1	1	2	1

29

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Beginning AUV	$3.146	$2.365	$2.133	$2.136	$1.879	$1.418	$2.185	$2.048	$1.894	$1.846
Ending AUV	$3.533	$3.146	$2.365	$2.133	$2.136	$1.879	$1.418	$2.185	$2.048	$1.894

Percentage change in AUV	12.30%	33.02%	10.88%	-0.14%	13.68%	32.51%	-35.10%	6.69%	8.13%	2.60%

Ending number of AUs (000s)	728	764	845	825	866	961	1,046	1,196	1,238	1,423

DREYFUS STOCK INDEX FUND:
Beginning AUV	$3.875	$2.964	$2.587	$2.565	$2.256	$1.803	$2.898	$2.781	$2.432	$2.346
Ending AUV	$4.351	$3.875	$2.964	$2.587	$2.565	$2.256	$1.803	$2.898	$2.781	$2.432

Percentage change in AUV	12.28%	30.74%	14.57%	0.86%	13.70%	25.12%	-37.78%	4.21%	14.35%	3.67%

Ending number of AUs (000s)	1,897	2,126	2,267	2,466	2,878	3,103	3,380	3,772	4,409	4,901

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
Beginning AUV	$1.726	$1.417	$1.271	$1.574	$1.522	$1.174	$1.892	$1.835	$1.512	$1.365
Ending AUV	$1.549	$1.726	$1.417	$1.271	$1.574	$1.522	$1.174	$1.892	$1.835	$1.512

Percentage change in AUV	-10.25%	21.81%	11.49%	-19.25%	3.42%	29.64%	-37.95%	3.11%	21.36%	10.77%

Ending number of AUs (000s)	67	59	68	80	87	107	110	151	181	248

FEDERATED INSURANCE SERIES:
High Income Bond Fund II
Beginning AUV	$3.037	$2.868	$2.525	$2.425	$2.135	$1.411	$1.926	$1.881	$1.714	$1.687
Ending AUV	$3.088	$3.037	$2.868	$2.525	$2.425	$2.135	$1.411	$1.926	$1.881	$1.714

Percentage change in AUV	1.68%	5.89%	13.58%	4.12%	13.58%	51.31%	-26.74%	2.39%	9.74%	1.60%

Ending number of AUs (000s)	122	166	172	161	225	242	188	219	193	169

Kaufmann Fund II (inception date November 1, 2006)
Beginning AUV	$14.779	$10.687	$9.226	$10.771	$9.240	$7.228	$12.569	$10.525	$9.935	N/A
Ending AUV	$16.012	$14.779	$10.687	$9.226	$10.771	$9.240	$7.228	$12.569	$10.525	N/A

Percentage change in AUV	8.34%	38.29%	15.84%	-14.34%	16.57%	27.84%	-42.49%	19.42%	5.94%	N/A

Ending Number of AUs (000s)	10	11	12	12	31	30	25	23	0	N/A

Managed Volatility Fund II
Beginning AUV	$2.585	$2.145	$1.908	$1.839	$1.657	$1.304	$1.655	$1.607	$1.404	$1.334
Ending AUV	$2.659	$2.585	$2.145	$1.908	$1.839	$1.657	$1.304	$1.655	$1.607	$1.404

Percentage change in AUV	2.86%	20.51%	12.42%	3.75%	10.98%	27.07%	-21.21%	2.99%	14.46%	5.25%

Ending number of AUs (000s)	170	131	145	135	181	167	150	120	206	253

GUGGENHEIM VARIABLE TRUST:
CLS Global Diversified Equity Fund (inception date May 1, 2005)
Beginning AUV	$15.839	$12.961	$11.514	$12.545	$11.005	$7.973	$14.152	$12.565	$11.297	$10.041
Ending AUV	$16.226	$15.839	$12.961	$11.514	$12.545	$11.005	$7.973	$14.152	$12.565	$11.297

Percentage change in AUV	2.44%	22.21%	12.57%	-8.22%	13.99%	38.03%	-43.66%	12.63%	11.22%	12.51%

Ending Number of AUs (000s)	0	0	0	0	1	0	4	0	0	0

30

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
GUGGENHEIM VARIABLE TRUST: (continued)
CLS AdvisorOne Growth and Income Fund (inception date May 1, 2005)
Beginning AUV	$12.987	$11.907	$10.856	$10.995	$10.007	$8.245	$11.910	$11.325	$10.555	$10.028
Ending AUV	$13.089	$12.987	$11.907	$10.856	$10.995	$10.007	$8.245	$11.910	$11.325	$10.555

Percentage change in AUV	0.79%	9.07%	9.68%	-1.26%	9.87%	21.37%	-30.77%	5.17%	7.30%	5.26%

Ending Number of AUs (000s)	0	0	0	0	0	0	0	0	0	0

Long Short Equity Fund (inception date May 1, 2003)
Beginning AUV	$1.877	$1.614	$1.561	$1.687	$1.532	$1.216	$2.072	$1.705	$1.546	$1.374
Ending AUV	$1.910	$1.877	$1.614	$1.561	$1.687	$1.532	$1.216	$2.072	$1.705	$1.546

Percentage change in AUV	1.76%	16.29%	3.40%	-7.47%	10.12%	25.99%	-41.31%	21.52%	10.28%	12.52%

Ending Number of AUs (000s)	0	8	8	7	39	38	72	52	8	1

Multi-Hedge Strategies Fund (inception date February 3, 2006)
Beginning AUV	$8.974	$8.917	$8.811	$8.608	$8.189	$8.552	$10.628	$10.338	$9.996	N/A
Ending AUV	$9.299	$8.974	$8.917	$8.811	$8.608	$8.189	$8.552	$10.628	$10.338	N/A

Percentage change in AUV	3.62%	0.64%	1.20%	2.36%	5.12%	-4.24%	-19.53%	2.81%	3.42%	N/A

Ending Number of AUs (000s)	1	1	1	1	1	2	0	0	6	N/A

Rydex Banking Fund (inception date May 1, 2004)
Beginning AUV	$6.706	$5.243	$4.263	$5.537	$4.948	$5.175	$8.885	$12.308	$11.174	$11.607
Ending AUV	$6.866	$6.706	$5.243	$4.263	$5.537	$4.948	$5.175	$8.885	$12.308	$11.174

Percentage change in AUV	2.39%	27.90%	22.99%	-23.01%	11.90%	-4.39%	-41.76%	-27.81%	10.15%	-3.73%

Ending Number of AUs (000s)	0	0	0	0	1	2	10	3	1	0

Rydex Basic Materials Fund (inception date May 1, 2004)
Beginning AUV	$19.452	$19.405	$17.702	$21.403	$17.066	$11.088	$20.512	$15.466	$12.773	$12.401
Ending AUV	$18.908	$19.452	$19.405	$17.702	$21.403	$17.066	$11.088	$20.512	$15.466	$12.773

Percentage change in AUV	-2.80%	0.24%	9.62%	-17.29%	25.41%	53.91%	-45.94%	32.63%	21.08%	3.00%

Ending Number of AUs (000s)	8	8	9	13	14	14	17	23	7	2

Rydex Biotechnology Fund (inception date May 1, 2004)
Beginning AUV	$25.375	$16.621	$12.346	$11.276	$10.288	$8.781	$10.054	$9.727	$10.162	$9.275
Ending AUV	$33.337	$25.375	$16.621	$12.346	$11.276	$10.288	$8.781	$10.054	$9.727	$10.162

Percentage change in AUV	31.38%	52.67%	34.63%	9.49%	9.60%	17.16%	-12.66%	3.36%	-4.28%	9.56%

Ending Number of AUs (000s)	43	40	33	9	3	4	8	3	3	3

Rydex Commodities Strategy Fund (inception date October 21, 2005)
Beginning AUV	$5.242	$5.470	$5.604	$6.063	$5.669	$5.132	$10.170	$7.841	$9.643	$10.048
Ending AUV	$3.424	$5.242	$5.470	$5.604	$6.063	$5.669	$5.132	$10.170	$7.841	$9.643

Percentage change in AUV	-34.68%	-4.17%	-2.39%	-7.57%	6.95%	10.46%	-49.54%	29.70%	-18.69%	-4.03%

Ending Number of AUs (000s)	2	2	1	1	8	9	8	1	1	0

Rydex Consumer Products Fund (inception date May 1, 2004)
Beginning AUV	$21.089	$16.608	$15.384	$13.659	$11.763	$9.974	$13.151	$11.959	$10.286	$10.431
Ending AUV	$23.515	$21.089	$16.608	$15.384	$13.659	$11.763	$9.974	$13.151	$11.959	$10.286

Percentage change in AUV	11.50%	26.98%	7.96%	12.63%	16.12%	17.94%	-24.16%	9.97%	16.26%	-1.39%

Ending Number of AUs (000s)	11	9	8	8	5	3	2	2	7	2

31

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Dow 2X Strategy Fund (inception date July 15, 2004)
Beginning AUV	$18.627	$11.564	$9.971	$9.232	$7.484	$5.523	$14.572	$13.610	$10.530	$11.057
Ending AUV	$21.540	$18.627	$11.564	$9.971	$9.232	$7.484	$5.523	$14.572	$13.610	$10.530

Percentage change in AUV	15.64%	61.08%	15.98%	8.00%	23.36%	35.51%	-62.10%	7.07%	29.25%	-4.77%

Ending Number of AUs (000s)	6	5	6	10	8	2	18	3	2	4

Rydex Electronics Fund (inception date May 1, 2004)
Beginning AUV	$9.263	$6.928	$6.925	$8.375	$7.721	$4.538	$9.189	$9.519	$9.382	$9.122
Ending AUV	$11.348	$9.263	$6.928	$6.925	$8.375	$7.721	$4.538	$9.189	$9.519	$9.382

Percentage change in AUV	22.51%	33.70%	0.04%	-17.31%	8.47%	70.14%	-50.61%	-3.47%	1.46%	2.85%

Ending Number of AUs (000s)	10	0	0	2	1	16	0	6	1	1

Rydex Energy Fund (inception date May 1, 2004)
Beginning AUV	$24.251	$19.839	$19.570	$20.994	$17.811	$12.989	$24.313	$18.435	$16.636	$12.128
Ending AUV	$19.538	$24.251	$19.839	$19.570	$20.994	$17.811	$12.989	$24.313	$18.435	$16.636

Percentage change in AUV	-19.43%	22.24%	1.37%	-6.78%	17.87%	37.12%	-46.58%	31.89%	10.81%	37.17%

Ending Number of AUs (000s)	24	28	29	28	31	29	33	35	31	52

Rydex Energy Services Fund (inception date May 1, 2004)
Beginning AUV	$24.472	$19.951	$20.072	$22.350	$17.910	$11.138	$26.535	$19.550	$17.793	$12.118
Ending AUV	$17.120	$24.472	$19.951	$20.072	$22.350	$17.910	$11.138	$26.535	$19.550	$17.793

Percentage change in AUV	-30.04%	22.66%	-0.60%	-10.19%	24.79%	60.80%	-58.03%	35.73%	9.87%	46.83%

Ending Number of AUs (000s)	27	27	36	50	39	49	44	59	31	31

Rydex Europe 1.25X Strategy Fund (inception date May 1, 2004)
Beginning AUV	$12.005	$9.787	$8.126	$9.671	$10.948	$8.152	$18.242	$16.297	$12.710	$12.070
Ending AUV	$10.401	$12.005	$9.787	$8.126	$9.671	$10.948	$8.152	$18.242	$16.297	$12.710

Percentage change in AUV	-13.36%	22.66%	20.44%	-15.98%	-11.66%	34.30%	-55.31%	11.93%	28.22%	5.30%

Ending Number of AUs (000s)	2	2	4	4	6	5	5	5	3	2

Rydex Financial Services Fund (inception date May 1, 2004)
Beginning AUV	$9.750	$7.720	$6.356	$7.546	$6.665	$5.625	$10.935	$13.604	$11.771	$11.500
Ending AUV	$10.867	$9.750	$7.720	$6.356	$7.546	$6.665	$5.625	$10.935	$13.604	$11.771

Percentage change in AUV	11.46%	26.30%	21.46%	-15.77%	13.22%	18.49%	-48.56%	-19.62%	15.57%	2.36%

Ending Number of AUs (000s)	2	2	1	1	1	2	6	0	0	0

Rydex Government Long Bond 1.2X Strategy Fund (inception date May 1, 2003)
Beginning AUV	$1.418	$1.752	$1.718	$1.226	$1.124	$1.659	$1.156	$1.064	$1.110	$1.041
Ending AUV	$1.891	$1.418	$1.752	$1.718	$1.226	$1.124	$1.659	$1.156	$1.064	$1.110

Percentage change in AUV	33.36%	-19.06%	1.98%	40.13%	9.07%	-32.25%	43.51%	8.65%	-4.14%	6.63%

Ending Number of AUs (000s)	74	9	50	135	29	16	235	84	62	56

Rydex Health Care Fund (inception date May 1, 2004)
Beginning AUV	$19.770	$14.081	$12.139	$11.712	$11.080	$8.978	$12.069	$11.498	$11.049	$10.086
Ending AUV	$24.392	$19.770	$14.081	$12.139	$11.712	$11.080	$8.978	$12.069	$11.498	$11.049

Percentage change in AUV	23.38%	40.40%	16.00%	3.65%	5.70%	23.41%	-25.61%	4.97%	4.06%	9.55%

Ending Number of AUs (000s)	11	3	2	4	3	6	5	9	9	2

32

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Internet Fund (inception date May 1, 2004)
Beginning AUV	$21.490	$14.353	$12.150	$13.933	$11.652	$7.096	$13.003	$11.898	$10.955	$11.219
Ending AUV	$21.692	$21.490	$14.353	$12.150	$13.933	$11.652	$7.096	$13.003	$11.898	$10.955

Percentage change in AUV	0.94%	49.72%	18.13%	-12.80%	19.58%	64.21%	-45.43%	9.29%	8.61%	-2.35%

Ending Number of AUs (000s)	3	4	1	1	2	4	0	0	0	0

Rydex Inverse Dow 2X Strategy Fund (inception date July 15, 2004)
Beginning AUV	$1.136	$2.045	$2.664	$3.690	$5.347	$9.757	$6.127	$6.801	$8.780	$8.726
Ending AUV	$0.880	$1.136	$2.045	$2.664	$3.690	$5.347	$9.757	$6.127	$6.801	$8.780

Percentage change in AUV	-22.54%	-44.45%	-23.24%	-27.80%	-30.99%	-45.20%	59.25%	-9.91%	-22.54%	0.62%

Ending Number of AUs (000s)	1	30	1	7	39	15	27	0	0	1

Rydex Inverse Government Long Bond Strategy Fund (inception date May 1, 2003)
Beginning AUV	$0.426	$0.373	$0.402	$0.584	$0.676	$0.572	$0.828	$0.876	$0.818	$0.872
Ending AUV	$0.317	$0.426	$0.373	$0.402	$0.584	$0.676	$0.572	$0.828	$0.876	$0.818

Percentage change in AUV	-25.59%	14.21%	-7.21%	-31.16%	-13.61%	18.18%	-30.92%	-5.48%	7.09%	-6.19%

Ending Number of AUs (000s)	7	7	10	24	62	40	13	3	4	5

Rydex Inverse Mid-Cap Strategy Fund (inception date July 15, 2004)
Beginning AUV	$2.468	$3.441	$4.258	$4.641	$6.274	$9.790	$7.358	$7.582	$7.963	$8.757
Ending AUV	$2.161	$2.468	$3.441	$4.258	$4.641	$6.274	$9.790	$7.358	$7.582	$7.963

Percentage change in AUV	-12.44%	-28.28%	-19.19%	-8.25%	-26.03%	-35.91%	33.05%	-2.95%	-4.78%	-9.07%

Ending Number of AUs (000s)	0	0	0	0	0	1	1	0	0	2

Rydex Inverse NASDAQ-100® Strategy Fund (inception date May 1, 2004)
Beginning AUV	$2.540	$3.616	$4.490	$5.043	$6.470	$10.906	$7.442	$8.473	$8.680	$8.657
Ending AUV	$2.046	$2.540	$3.616	$4.490	$5.043	$6.470	$10.906	$7.442	$8.473	$8.680

Percentage change in AUV	-19.45%	-29.76%	-19.47%	-10.97%	-22.06%	-40.67%	46.55%	-12.17%	-2.38%	0.27%

Ending Number of AUs (000s)	1	1	0	1	0	0	1	0	6	15

Rydex Inverse Russell 2000® Strategy Fund (inception date July 15, 2004)
Beginning AUV	$2.206	$3.223	$3.977	$4.348	$6.069	$9.129	$7.395	$7.089	$8.133	$8.473
Ending AUV	$1.991	$2.206	$3.223	$3.977	$4.348	$6.069	$9.129	$7.395	$7.089	$8.133

Percentage change in AUV	-9.75%	-31.55%	-18.96%	-8.53%	-28.36%	-33.52%	23.45%	4.32%	-12.84%	-4.01%

Ending Number of AUs (000s)	1	14	0	2	1	1	5	1	5	0

Rydex Inverse S&P 500 Strategy Fund (inception date May 1, 2003)
Beginning AUV	$0.281	$0.386	$0.470	$0.522	$0.635	$0.885	$0.642	$0.643	$0.702	$0.715
Ending AUV	$0.238	$0.281	$0.386	$0.470	$0.522	$0.635	$0.885	$0.642	$0.643	$0.702

Percentage change in AUV	-15.30%	-27.20%	-17.87%	-9.96%	-17.80%	-28.25%	37.85%	-0.16%	-8.40%	-1.82%

Ending Number of AUs (000s)	76	87	76	116	104	50	128	94	97	95

Rydex Japan 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV	$13.562	$8.781	$7.385	$10.498	$9.163	$7.483	$11.277	$12.832	$12.328	$10.346
Ending AUV	$11.358	$13.562	$8.781	$7.385	$10.498	$9.163	$7.483	$11.277	$12.832	$12.328

Percentage change in AUV	-16.25%	54.45%	18.90%	-29.65%	14.57%	22.45%	-33.64%	-12.12%	4.09%	19.16%

Ending Number of AUs (000s)	1	2	1	2	2	6	2	2	5	14

33

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Leisure Fund (inception date May 1, 2004)
Beginning AUV	$19.383	$13.747	$11.446	$11.284	$8.744	$6.402	$12.817	$13.284	$10.867	$11.538
Ending AUV	$20.627	$19.383	$13.747	$11.446	$11.284	$8.744	$6.402	$12.817	$13.284	$10.867

Percentage change in AUV	6.42%	41.00%	20.10%	1.44%	29.05%	36.58%	-50.05%	-3.52%	22.24%	-5.82%

Ending Number of AUs (000s)	0	1	1	1	1	0	1	1	2	0

Rydex Mid Cap 1.5X Strategy Fund (inception date May 1, 2003)
Beginning AUV	$3.504	$2.356	$1.914	$2.092	$1.536	$1.018	$2.277	$2.220	$2.030	$1.798
Ending AUV	$3.883	$3.504	$2.356	$1.914	$2.092	$1.536	$1.018	$2.277	$2.220	$2.030

Percentage change in AUV	10.82%	48.73%	23.09%	-8.51%	36.20%	50.88%	-55.29%	2.57%	9.36%	12.90%

Ending Number of AUs (000s)	25	19	4	11	50	75	23	25	12	26

Rydex NASDAQ-100® Fund
Beginning AUV	$27.756	$20.825	$18.014	$17.809	$15.182	$10.088	$17.543	$15.040	$14.361	$14.346
Ending AUV	$32.274	$27.756	$20.825	$18.014	$17.809	$15.182	$10.088	$17.543	$15.040	$14.361

Percentage change in AUV	16.28%	33.28%	15.60%	1.15%	17.30%	50.50%	-42.50%	16.64%	4.73%	0.10%

Ending number of AUs (000s)	5	6	12	7	10	8	8	14	14	26

Rydex NASDAQ-100® 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV	$28.377	$15.904	$11.977	$12.180	$8.986	$4.167	$15.362	$12.104	$11.658	$12.143
Ending AUV	$38.370	$28.377	$15.904	$11.977	$12.180	$8.986	$4.167	$15.362	$12.104	$11.658

Percentage change in AUV	35.22%	78.43%	32.79%	-1.67%	35.54%	115.65%	-72.87%	26.92%	3.83%	-3.99%

Ending Number of AUs (000s)	19	11	17	19	29	37	7	8	1	1

Rydex Nova Fund
Beginning AUV	$17.444	$11.826	$9.772	$9.986	$8.408	$6.267	$13.905	$13.889	$11.762	$11.426
Ending AUV	$20.481	$17.444	$11.826	$9.772	$9.986	$8.408	$6.267	$13.905	$13.889	$11.762

Percentage change in AUV	17.41%	47.51%	21.02%	-2.14%	18.77%	34.16%	-54.93%	0.12%	18.08%	2.94%

Ending number of AUs (000s)	0	6	1	1	2	2	2	4	6	6

Rydex Precious Metals Fund (inception date May 1, 2004)
Beginning AUV	$9.143	$17.135	$18.048	$24.035	$17.582	$11.899	$19.564	$16.530	$13.749	$11.488
Ending AUV	$7.482	$9.143	$17.135	$18.048	$24.035	$17.582	$11.899	$19.564	$16.530	$13.749

Percentage change in AUV	-18.17%	-46.64%	-5.06%	-24.91%	36.70%	47.76%	-39.18%	18.35%	20.23%	19.68%

Ending Number of AUs (000s)	40	38	40	38	21	25	53	17	21	20

Rydex Real Estate Fund (inception date May 1, 2004)
Beginning AUV	$15.940	$15.489	$13.221	$13.058	$10.562	$8.517	$14.741	$18.410	$14.224	$13.408
Ending AUV	$19.097	$15.940	$15.489	$13.221	$13.058	$10.562	$8.517	$14.741	$18.410	$14.224

Percentage change in AUV	19.81%	2.91%	17.15%	1.25%	23.63%	24.01%	-42.22%	-19.93%	29.43%	6.09%

Ending Number of AUs (000s)	13	1	4	5	9	16	3	3	5	3

Rydex Retailing Fund (inception date May 1, 2004)
Beginning AUV	$20.038	$14.904	$12.892	$12.367	$9.981	$6.990	$10.530	$12.171	$11.167	$10.693
Ending AUV	$21.556	$20.038	$14.904	$12.892	$12.367	$9.981	$6.990	$10.530	$12.171	$11.167

Percentage change in AUV	7.58%	34.45%	15.61%	4.25%	23.91%	42.79%	-33.62%	-13.48%	8.99%	4.43%

Ending Number of AUs (000s)	1	1	1	2	1	1	0	0	1	0

34

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Russell 2000® 1.5X Strategy Fund (inception date May 1, 2003)
Beginning AUV	$3.197	$2.037	$1.685	$1.938	$1.420	$1.076	$2.234	$2.420	$2.023	$1.966
Ending AUV	$3.301	$3.197	$2.037	$1.685	$1.938	$1.420	$1.076	$2.234	$2.420	$2.023

Percentage change in AUV	3.25%	56.95%	20.89%	-13.05%	36.48%	31.97%	-51.84%	-7.69%	19.62%	2.90%

Ending Number of AUs (000s)	13	15	40	86	39	34	60	89	122	78

Rydex Russell 2000® 2X Strategy Fund (inception date November 1, 2006)
Beginning AUV	$11.142	$6.060	$4.738	$5.936	$4.043	$3.007	$8.983	$10.381	$9.620	N/A
Ending AUV	$11.602	$11.142	$6.060	$4.738	$5.936	$4.043	$3.007	$8.983	$10.381	N/A

Percentage change in AUV	4.13%	83.86%	27.90%	-20.18%	46.82%	34.45%	-66.53%	-13.47%	7.91%	N/A

Ending Number of AUs (000s)	8	48	19	77	123	45	22	4	0	N/A

Rydex S&P 500 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV	$16.801	$10.058	$7.852	$8.257	$6.647	$4.587	$14.472	$14.529	$11.863	$11.590
Ending AUV	$20.735	$16.801	$10.058	$7.852	$8.257	$6.647	$4.587	$14.472	$14.529	$11.863

Percentage change in AUV	23.42%	67.04%	28.09%	-4.90%	24.22%	44.91%	-68.30%	-0.39%	22.47%	2.36%

Ending Number of AUs (000s)	16	15	6	3	1	26	12	1	2	0

Rydex S&P 500 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV	$18.962	$13.553	$12.081	$12.337	$9.966	$6.837	$11.476	$11.049	$10.588	$10.507
Ending AUV	$21.105	$18.962	$13.553	$12.081	$12.337	$9.966	$6.837	$11.476	$11.049	$10.588

Percentage change in AUV	11.30%	39.91%	12.18%	-2.08%	23.79%	45.77%	-40.42%	3.86%	4.35%	0.77%

Ending Number of AUs (000s)	7	9	9	8	18	13	1	1	1	1

Rydex S&P 500 Pure Value Fund (inception date July 15, 2004)
Beginning AUV	$19.053	$13.248	$10.948	$11.420	$9.587	$6.402	$12.594	$13.443	$11.540	$11.187
Ending AUV	$20.928	$19.053	$13.248	$10.948	$11.420	$9.587	$6.402	$12.594	$13.443	$11.540

Percentage change in AUV	9.84%	43.82%	21.01%	-4.13%	19.12%	49.75%	-49.17%	-6.32%	16.49%	3.16%

Ending Number of AUs (000s)	5	4	3	4	19	15	5	6	20	10

Rydex S&P MidCap 400 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV	$25.900	$19.515	$16.985	$17.269	$13.157	$8.474	$13.405	$12.485	$12.228	$11.080
Ending AUV	$25.244	$25.900	$19.515	$16.985	$17.269	$13.157	$8.474	$13.405	$12.485	$12.228

Percentage change in AUV	-2.53%	32.72%	14.90%	-1.64%	31.25%	55.26%	-36.78%	7.37%	2.10%	10.36%

Ending Number of AUs (000s)	1	2	2	7	14	6	3	1	0	9

Rydex S&P MidCap 400 Pure Value Fund (inception date July 15, 2004)
Beginning AUV	$19.393	$14.423	$12.454	$13.547	$11.390	$7.410	$13.279	$14.096	$12.161	$11.339
Ending AUV	$20.491	$19.393	$14.423	$12.454	$13.547	$11.390	$7.410	$13.279	$14.096	$12.161

Percentage change in AUV	5.66%	34.46%	15.81%	-8.07%	18.94%	53.71%	-44.20%	-5.80%	15.91%	7.25%

Ending Number of AUs (000s)	0	2	2	4	7	10	0	0	1	2

Rydex S&P SmallCap 600 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV	$21.536	$15.394	$14.058	$13.717	$11.048	$8.330	$12.810	$12.953	$12.144	$11.550
Ending AUV	$21.321	$21.536	$15.394	$14.058	$13.717	$11.048	$8.330	$12.810	$12.953	$12.144

Percentage change in AUV	-1.00%	39.90%	9.50%	2.49%	24.16%	32.63%	-34.97%	-1.10%	6.66%	5.14%

Ending Number of AUs (000s)	0	2	2	2	2	3	3	1	2	7

35

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex S&P Small-Cap 600 Pure Value Fund (inception date July 15, 2004)
Beginning AUV	$18.494	$13.078	$10.974	$12.240	$9.883	$6.151	$10.997	$13.948	$11.818	$11.517
Ending AUV	$18.550	$18.494	$13.078	$10.974	$12.240	$9.883	$6.151	$10.997	$13.948	$11.818

Percentage change in AUV	0.30%	41.41%	19.17%	-10.34%	23.85%	60.67%	-44.07%	-21.16%	18.02%	2.61%

Ending Number of AUs (000s)	1	2	3	9	32	8	11	11	15	1

Rydex Strengthening Dollar 2X Strategy Fund (inception date October 21, 2005)
Beginning AUV	$5.624	$5.854	$6.310	$6.657	$7.041	$8.450	$8.085	$9.165	$10.358	$10.120
Ending AUV	$6.845	$5.624	$5.854	$6.310	$6.657	$7.041	$8.450	$8.085	$9.165	$10.358

Percentage change in AUV	21.71%	-3.93%	-7.23%	-5.21%	-5.45%	-16.67%	4.51%	-11.78%	-11.52%	2.35%

Ending Number of AUs (000s)	1	1	0	0	6	0	1	0	0	0

Rydex Technology Fund (inception date May 1, 2004)
Beginning AUV	$15.138	$11.293	$10.187	$11.331	$10.216	$6.631	$12.270	$11.229	$10.710	$10.491
Ending AUV	$16.525	$15.138	$11.293	$10.187	$11.331	$10.216	$6.631	$12.270	$11.229	$10.710

Percentage change in AUV	9.16%	34.05%	10.86%	-10.10%	10.91%	54.06%	-45.96%	9.27%	4.85%	2.09%

Ending Number of AUs (000s)	3	2	1	1	5	13	0	1	0	0

Rydex Telecommunications Fund (inception date May 1, 2004)
Beginning AUV	$11.129	$9.569	$9.218	$10.877	$9.594	$7.531	$13.915	$12.869	$10.876	$10.858
Ending AUV	$11.306	$11.129	$9.569	$9.218	$10.877	$9.594	$7.531	$13.915	$12.869	$10.876

Percentage change in AUV	1.59%	16.30%	3.81%	-15.25%	13.37%	27.39%	-45.88%	8.13%	18.32%	0.17%

Ending Number of AUs (000s)	0	0	0	0	1	5	7	7	7	0

Rydex Transportation Fund (inception date May 1, 2004)
Beginning AUV	$20.977	$14.065	$12.083	$13.731	$11.172	$9.613	$12.992	$14.382	$13.527	$12.595
Ending AUV	$25.504	$20.977	$14.065	$12.083	$13.731	$11.172	$9.613	$12.992	$14.382	$13.527

Percentage change in AUV	21.58%	49.14%	16.40%	-12.00%	22.91%	16.22%	-26.01%	-9.66%	6.32%	7.40%

Ending Number of AUs (000s)	3	5	0	1	2	4	1	0	1	0

Rydex Utilities Fund (inception date May 1, 2004)
Beginning AUV	$18.250	$16.223	$16.206	$14.076	$13.302	$11.806	$16.934	$15.155	$12.654	$11.560
Ending AUV	$22.205	$18.250	$16.223	$16.206	$14.076	$13.302	$11.806	$16.934	$15.155	$12.654

Percentage change in AUV	21.67%	12.49%	0.10%	15.13%	5.82%	12.67%	-30.28%	11.74%	19.76%	9.46%

Ending Number of AUs (000s)	10	8	11	15	12	13	6	4	4	6

Rydex Weakening Dollar 2X Strategy Fund (inception date October 21, 2005)
Beginning AUV	$10.248	$10.651	$10.675	$11.194	$11.979	$11.349	$13.062	$11.170	$9.666	$9.880
Ending AUV	$7.923	$10.248	$10.651	$10.675	$11.194	$11.979	$11.349	$13.062	$11.170	$9.666

Percentage change in AUV	-22.69%	-3.78%	-0.22%	-4.64%	-6.55%	5.55%	-13.11%	16.94%	15.56%	-2.17%

Ending Number of AUs (000s)	0	0	0	0	3	0	0	0	0	0

INVESCO VARIABLE INSURANCE FUNDS:
Core Equity Fund (inception date April 28, 2006)
Beginning AUV	$15.855	$12.390	$10.990	$11.107	$10.240	$8.062	$11.656	$10.890	$10.044	N/A
Ending AUV	$16.976	$15.855	$12.390	$10.990	$11.107	$10.240	$8.062	$11.656	$10.890	N/A

Percentage change in AUV	7.07%	27.97%	12.74%	-1.05%	8.47%	27.02%	-30.83%	7.03%	8.42%	N/A

Ending Number of AUs (000s)	7	7	6	6	5	7	5	7	5	N/A

36

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
INVESCO VARIABLE INSURANCE FUNDS: (continued)
Diversified Dividend Fund (inception date May 1, 2011)
Beginning AUV	$13.972	$10.770	$9.163	$9.993	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$15.607	$13.972	$10.770	$9.163	N/A	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	11.70%	29.73%	17.54%	-8.31%	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	15	8	0	5	N/A	N/A	N/A	N/A	N/A	N/A

Global Health Care Fund (inception date May 1, 2001)
Beginning AUV	$2.037	$1.464	$1.223	$1.189	$1.140	$0.902	$1.276	$1.153	$1.106	$1.033
Ending AUV	$2.414	$2.037	$1.464	$1.223	$1.189	$1.140	$0.902	$1.276	$1.153	$1.106

Percentage change in AUV	18.51%	39.14%	19.71%	2.86%	4.30%	26.39%	-29.31%	10.67%	4.25%	7.07%

Ending number of AUs (000s)	50	59	65	53	47	42	68	58	99	118

Global Real Estate Fund (inception date May 1, 2001)
Beginning AUV	$2.937	$2.888	$2.277	$2.460	$2.114	$1.623	$2.963	$3.168	$2.244	$1.984
Ending AUV	$3.333	$2.937	$2.888	$2.277	$2.460	$2.114	$1.623	$2.963	$3.168	$2.244

Percentage change in AUV	13.48%	1.70%	26.83%	-7.44%	16.37%	30.25%	-45.22%	-6.47%	41.18%	13.10%

Ending number of AUs (000s)	272	307	345	298	320	340	333	454	616	429

High Yield Fund (inception date May 1, 2004)
Beginning AUV	$18.547	$17.507	$15.092	$15.098	$13.427	$8.876	$12.066	$12.038	$10.980	$10.797
Ending AUV	$18.680	$18.547	$17.507	$15.092	$15.098	$13.427	$8.876	$12.066	$12.038	$10.980

Percentage change in AUV	0.72%	5.94%	16.00%	-0.04%	12.45%	51.27%	-26.44%	0.23%	9.64%	1.69%

Ending number of AUs (000s)	5	5	11	3	2	2	3	4	4	4

Mid Cap Core Equity Fund (inception date May 1, 2003)
Beginning AUV	$2.328	$1.830	$1.671	$1.805	$1.603	$1.247	$1.766	$1.632	$1.485	$1.398
Ending AUV	$2.401	$2.328	$1.830	$1.671	$1.805	$1.603	$1.247	$1.766	$1.632	$1.485

Percentage change in AUV	3.14%	27.21%	9.52%	-7.42%	12.60%	28.55%	-29.39%	8.21%	9.90%	6.22%

Ending Number of AUs (000s)	19	18	20	24	26	43	36	22	18	11

Money Market Fund (inception date May 1, 2012)
Beginning AUV	$9.839	$9.935	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.743	$9.839	$9.935	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	-0.98%	-0.97%	-0.65%	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	283	314	330	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Technology Fund (inception date May 1, 2001)
Beginning AUV	$0.886	$0.715	$0.649	$0.690	$0.575	$0.369	$0.671	$0.630	$0.576	$0.569
Ending AUV	$0.974	$0.886	$0.715	$0.649	$0.690	$0.575	$0.369	$0.671	$0.630	$0.576

Percentage change in AUV	9.93%	23.92%	10.17%	-5.94%	20.00%	55.83%	-45.01%	6.51%	9.38%	1.23%

Ending number of AUs (000s)	16	21	18	15	52	47	61	40	125	20

JANUS ASPEN SERIES:
Balanced Portfolio (inception date May 1, 2007)
Beginning AUV	$15.634	$13.142	$11.684	$11.611	$10.820	$8.681	$10.419	$9.993	N/A	N/A
Ending AUV	$16.795	$15.634	$13.142	$11.684	$11.611	$10.820	$8.681	$10.419	N/A	N/A

Percentage change in AUV	7.43%	18.96%	12.48%	0.63%	7.31%	24.64%	-16.68%	4.26%	N/A	N/A

Ending Number of AUs (000s)	27	24	37	40	38	27	17	30	N/A	N/A

37

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JANUS ASPEN SERIES: (continued)
Enterprise Portfolio
Beginning AUV	$4.629	$3.532	$3.042	$3.116	$2.501	$1.744	$3.131	$2.591	$2.304	$2.072
Ending AUV	$5.157	$4.629	$3.532	$3.042	$3.116	$2.501	$1.744	$3.131	$2.591	$2.304

Percentage change in AUV	11.41%	31.06%	16.11%	-2.37%	24.59%	43.41%	-44.30%	20.84%	12.46%	11.20%

Ending number of AUs (000s)	1,088	1,241	1,305	1,465	1,593	1,849	1,992	2,144	2,278	2,576

Forty Portfolio (inception date May 1, 2007)
Beginning AUV	$15.874	$12.219	$9.940	$10.760	$10.181	$7.027	$12.710	$10.000	N/A	N/A
Ending AUV	$17.089	$15.874	$12.219	$9.940	$10.760	$10.181	$7.027	$12.710	N/A	N/A

Percentage change in AUV	7.65%	29.91%	22.93%	-7.62%	5.69%	44.88%	-44.71%	27.10%	N/A	N/A

Ending Number of AUs (000s)	16	15	13	5	8	43	43	37	N/A	N/A

Global Research Portfolio
Beginning AUV	$3.455	$2.717	$2.286	$2.676	$2.334	$1.711	$3.125	$2.879	$2.460	$2.347
Ending AUV	$3.675	$3.455	$2.717	$2.286	$2.676	$2.334	$1.711	$3.125	$2.879	$2.460

Percentage change in AUV	6.37%	27.16%	18.85%	-14.57%	14.65%	36.41%	-45.25%	8.54%	17.03%	4.81%

Ending number of AUs (000s)	1,616	1,784	1,948	2,114	2,354	2,612	2,873	3,255	3,370	3,974

Janus Portfolio
Beginning AUV	$3.326	$2.578	$2.196	$2.342	$2.065	$1.530	$2.564	$2.250	$2.040	$1.976
Ending AUV	$3.721	$3.326	$2.578	$2.196	$2.342	$2.065	$1.530	$2.564	$2.250	$2.040

Percentage change in AUV	11.88%	29.01%	17.40%	-6.23%	13.41%	34.97%	-40.33%	13.96%	10.29%	3.24%

Ending number of AUs (000s)	1,162	1,268	1,454	1,542	1,623	1,828	2,015	2,097	2,297	2,553

Overseas Portfolio (inception date March 21, 2003)
Beginning AUV	$3.696	$3.258	$2.901	$4.319	$3.481	$1.958	$4.131	$3.252	$2.234	$1.706
Ending AUV	$3.224	$3.696	$3.258	$2.901	$4.319	$3.481	$1.958	$4.131	$3.252	$2.234

Percentage change in AUV	-12.77%	13.44%	12.31%	-32.83%	24.07%	77.78%	-52.60%	27.03%	45.57%	30.95%

Ending Number of AUs (000s)	305	316	390	405	502	452	516	829	743	272

Perkins Mid Cap Value Portfolio (inception date May 1, 2007)
Beginning AUV	$14.251	$11.416	$10.375	$10.764	$9.400	$7.102	$9.931	$10.005	N/A	N/A
Ending AUV	$15.347	$14.251	$11.416	$10.375	$10.764	$9.400	$7.102	$9.931	N/A	N/A

Percentage change in AUV	7.69%	24.83%	10.03%	-3.61%	14.51%	32.36%	-28.49%	-0.74%	N/A	N/A

Ending Number of AUs (000s)	6	6	5	6	5	3	2	0	N/A	N/A

LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio (inception date May 1, 2004)
Beginning AUV	$29.863	$30.543	$25.277	$31.135	$25.631	$15.242	$30.025	$22.751	$17.684	$12.687
Ending AUV	$28.195	$29.863	$30.543	$25.277	$31.135	$25.631	$15.242	$30.025	$22.751	$17.684

Percentage change in AUV	-5.59%	-2.23%	20.83%	-18.81%	21.47%	68.16%	-49.24%	31.97%	28.65%	39.39%

Ending number of AUs (000s)	33	35	42	48	59	58	61	56	27	24

International Equity Portfolio (inception date May 1, 2004)
Beginning AUV	$17.208	$14.393	$12.004	$13.075	$12.375	$10.291	$16.504	$15.048	$12.404	$11.323
Ending AUV	$16.320	$17.208	$14.393	$12.004	$13.075	$12.375	$10.291	$16.504	$15.048	$12.404

Percentage change in AUV	-5.16%	19.56%	19.90%	-8.19%	5.66%	20.25%	-37.65%	9.68%	21.32%	9.55%

Ending number of AUs (000s)	5	5	4	7	7	7	8	8	5	6

38

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
LAZARD RETIREMENT SERIES INC.: (continued)
US Small-Mid Cap Equity Portfolio
Beginning AUV	$2.635	$1.968	$1.803	$2.003	$1.635	$1.082	$1.720	$1.872	$1.629	$1.582
Ending AUV	$2.897	$2.635	$1.968	$1.803	$2.003	$1.635	$1.082	$1.720	$1.872	$1.629

Percentage change in AUV	9.94%	33.89%	9.15%	-9.99%	22.51%	51.11%	-37.09%	-8.12%	14.92%	2.97%

Ending number of AUs (000s)	172	195	191	203	197	258	184	148	201	211

US Strategic Equity Portfolio
Beginning AUV	$1.754	$1.383	$1.225	$1.214	$1.086	$0.865	$1.350	$1.377	$1.184	$1.157
Ending AUV	$1.992	$1.754	$1.383	$1.225	$1.214	$1.086	$0.865	$1.350	$1.377	$1.184

Percentage change in AUV	13.57%	26.83%	12.90%	0.91%	11.79%	25.55%	-35.93%	-1.96%	16.30%	2.33%

Ending number of AUs (000s)	39	43	22	26	26	71	66	61	52	55

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception date April 30, 2007)
Beginning AUV	$16.266	$11.117	$9.459	$9.323	$7.533	$5.654	$9.583	$9.899	N/A	N/A
Ending AUV	$19.388	$16.266	$11.117	$9.459	$9.323	$7.533	$5.654	$9.583	N/A	N/A

Percentage change in AUV	19.19%	46.32%	17.53%	1.46%	23.76%	33.23%	-41.00%	-3.19%	N/A	N/A

Ending number of AUs (000s)	10	11	3	2	3	2	1	1	N/A	N/A

ClearBridge Large Cap Growth Portfolio (inception date April 30, 2007)
Beginning AUV	$15.142	$11.095	$9.312	$9.467	$8.706	$6.176	$9.948	$9.896	N/A	N/A
Ending AUV	$17.089	$15.142	$11.095	$9.312	$9.467	$8.706	$6.176	$9.948	N/A	N/A

Percentage change in AUV	12.86%	36.48%	19.15%	-1.64%	8.74%	40.97%	-37.92%	0.53%	N/A	N/A

Ending number of AUs (000s)	0	3	1	0	0	0	0	0	N/A	N/A

ClearBridge Variable Dividend Strategy Portfolio (inception date April 30, 2007)
Beginning AUV	$13.154	$10.550	$9.331	$8.735	$7.859	$6.458	$10.039	$9.952	N/A	N/A
Ending AUV	$14.796	$13.154	$10.550	$9.331	$8.735	$7.859	$6.458	$10.039	N/A	N/A

Percentage change in AUV	12.48%	24.68%	13.06%	6.82%	11.15%	21.69%	-35.67%	0.87%	N/A	N/A

Ending number of AUs (000s)	2	1	1	1	0	0	1	0	N/A	N/A

Western Asset Global High Yield Bond Portfolio (inception date May 1, 2005)
Beginning AUV	$17.078	$16.232	$13.856	$13.760	$12.093	$7.852	$11.466	$11.589	$10.580	$10.010
Ending AUV	$16.713	$17.078	$16.232	$13.856	$13.760	$12.093	$7.852	$11.466	$11.589	$10.580

Percentage change in AUV	-2.14%	5.21%	17.15%	0.70%	13.78%	54.01%	-31.52%	-1.06%	9.54%	5.69%

Ending number of AUs (000s)	1	12	3	1	5	2	0	0	0	0

LORD ABBETT SERIES FUND, INC. :
Calibrated Dividend Growth Portfolio (inception date May 1, 2003)
Beginning AUV	$2.385	$1.883	$1.692	$1.705	$1.501	$1.228	$1.681	$1.646	$1.451	$1.412
Ending AUV	$2.634	$2.385	$1.883	$1.692	$1.705	$1.501	$1.228	$1.681	$1.646	$1.451

Percentage change in AUV	10.44%	26.66%	11.29%	-0.76%	13.59%	22.23%	-26.95%	2.13%	13.44%	2.76%

Ending Number of AUs (000s)	105	103	42	49	63	49	68	193	138	117

39

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
LORD ABBETT SERIES FUND, INC. : (continued)
Growth and Income Portfolio
Beginning AUV	$2.103	$1.563	$1.408	$1.515	$1.303	$1.107	$1.758	$1.717	$1.479	$1.447
Ending AUV	$2.241	$2.103	$1.563	$1.408	$1.515	$1.303	$1.107	$1.758	$1.717	$1.479

Percentage change in AUV	6.56%	34.55%	11.01%	-7.06%	16.27%	17.71%	-37.03%	2.39%	16.09%	2.21%

Ending number of AUs (000s)	333	371	414	443	503	504	533	576	741	780

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value Portfolio
Beginning AUV	$2.386	$1.838	$1.592	$1.814	$1.584	$1.025	$2.175	$2.009	$1.808	$1.547
Ending AUV	$2.595	$2.386	$1.838	$1.592	$1.814	$1.584	$1.025	$2.175	$2.009	$1.808

Percentage change in AUV	8.76%	29.82%	15.45%	-12.24%	14.52%	54.54%	-52.87%	8.26%	11.12%	16.87%

Ending number of AUs (000s)	135	131	129	149	144	169	196	225	259	302

Mid Cap Intrinsic Value Portfolio (inception date May 1, 2003)
Beginning AUV	$2.760	$2.034	$1.779	$1.921	$1.538	$1.060	$1.976	$1.932	$1.755	$1.583
Ending AUV	$3.111	$2.760	$2.034	$1.779	$1.921	$1.538	$1.060	$1.976	$1.932	$1.755

Percentage change in AUV	12.72%	35.69%	14.33%	-7.39%	24.90%	45.09%	-46.36%	2.28%	10.09%	10.87%

Ending Number of AUs (000s)	29	16	10	22	38	49	92	63	88	87

Mid Cap Growth Portfolio (inception date May 1, 2001)
Beginning AUV	$1.856	$1.414	$1.270	$1.277	$0.999	$0.767	$1.368	$1.128	$0.993	$0.882
Ending AUV	$1.977	$1.856	$1.414	$1.270	$1.277	$0.999	$0.767	$1.368	$1.128	$0.993

Percentage change in AUV	6.52%	31.26%	11.34%	-0.55%	27.83%	30.25%	-43.93%	21.28%	13.60%	12.59%

Ending number of AUs (000s)	11	11	17	13	25	62	58	77	46	41

Short Duration Bond Portfolio
Beginning AUV	$1.440	$1.445	$1.396	$1.406	$1.348	$1.202	$1.402	$1.352	$1.310	$1.305
Ending AUV	$1.434	$1.440	$1.445	$1.396	$1.406	$1.348	$1.202	$1.402	$1.352	$1.310

Percentage change in AUV	-0.42%	-0.35%	3.51%	-0.71%	4.30%	12.15%	-14.27%	3.70%	3.21%	0.38%

Ending Number of AUs (000s)	119	108	111	150	126	94	43	104	125	89

Small-Cap Growth Portfolio (inception date May 1, 2003)
Beginning AUV	$1.933	$1.339	$1.243	$1.269	$1.071	$0.881	$1.471	$1.479	$1.419	$1.393
Ending AUV	$1.981	$1.933	$1.339	$1.243	$1.269	$1.071	$0.881	$1.471	$1.479	$1.419

Percentage change in AUV	2.48%	44.36%	7.72%	-2.05%	18.49%	21.57%	-40.11%	-0.54%	4.23%	1.87%

Ending Number of AUs (000s)	15	27	26	23	57	8	7	11	5	5

Socially Responsive Portfolio (inception date May 1, 2004)
Beginning AUV	$19.584	$14.375	$13.084	$13.635	$11.210	$8.615	$14.370	$13.488	$11.982	$11.325
Ending AUV	$21.402	$19.584	$14.375	$13.084	$13.635	$11.210	$8.615	$14.370	$13.488	$11.982

Percentage change in AUV	9.28%	36.24%	9.87%	-4.04%	21.63%	30.12%	-40.05%	6.54%	12.57%	5.80%

Ending Number of AUs (000s)	1	1	1	0	1	1	0	0	0	1

40

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
NORTHERN LIGHTS VARIABLE TRUST:
JNF SSgA Sector Rotation Portfolio - Qualified (inception date May 1, 2007)
Beginning AUV	$13.462	$9.964	$8.601	$8.578	$6.865	$5.125	$8.987	$10.013	N/A	N/A
Ending AUV	$14.431	$13.462	$9.964	$8.601	$8.578	$6.865	$5.125	$8.987	N/A	N/A

Percentage change in AUV	7.20%	35.11%	15.85%	0.27%	24.95%	33.95%	-42.97%	-10.25%	N/A	N/A

Ending number of AUs (000s)	4,832	5,303	5,865	6,578	7,375	8,149	8,830	10,378	N/A	N/A

JNF SSgA Sector Rotation Portfolio -Non Qualified (inception date May 1, 2007)
Beginning AUV	$13.462	$9.964	$8.601	$8.578	$6.865	$5.125	$8.987	$10.013	N/A	N/A
Ending AUV	$14.431	$13.462	$9.964	$8.601	$8.578	$6.865	$5.125	$8.987	N/A	N/A

Percentage change in AUV	7.20%	35.11%	15.85%	0.27%	24.95%	33.95%	-42.97%	-10.25%	N/A	N/A

Ending number of AUs (000s)	134	152	146	203	207	225	246	264	N/A	N/A

JNF SSgA Tactical Allocation Portfolio (inception date May 1, 2007)
Beginning AUV	$13.579	$11.449	$10.456	$9.962	$9.005	$7.465	$9.814	$10.028	N/A	N/A
Ending AUV	$14.377	$13.579	$11.449	$10.456	$9.962	$9.005	$7.465	$9.814	N/A	N/A

Percentage change in AUV	5.88%	18.60%	9.50%	4.96%	10.63%	20.63%	-23.94%	-2.13%	N/A	N/A

Ending number of AUs (000s)	400	466	526	625	704	794	933	1,075	N/A	N/A

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
Beginning AUV	$14.296	$14.400	$12.654	$12.536	$11.196	$9.302	$11.165	$10.411	$9.973	N/A
Ending AUV	$14.221	$14.296	$14.400	$12.654	$12.536	$11.196	$9.302	$11.165	$10.411	N/A

Percentage change in AUV	-0.52%	-0.72%	13.80%	0.94%	11.97%	20.36%	-16.69%	7.24%	4.39%	N/A

Ending Number of AUs (000s)	8	9	19	13	11	8	18	0	0	N/A

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
Beginning AUV	$9.025	$10.686	$10.242	$11.191	$9.077	$6.478	$11.641	$9.541	$10.105	N/A
Ending AUV	$7.289	$9.025	$10.686	$10.242	$11.191	$9.077	$6.478	$11.641	$9.541	N/A

Percentage change in AUV	-19.24%	-15.54%	4.34%	-8.48%	23.29%	40.12%	-44.35%	22.01%	-5.58%	N/A

Ending Number of AUs (000s)	2	1	2	2	6	4	7	0	1	N/A

Emerging Markets Bond Portfolio (inception date May 1, 2006)
Beginning AUV	$15.477	$16.800	$14.397	$13.677	$12.318	$9.533	$11.272	$10.761	$9.978	N/A
Ending AUV	$15.554	$15.477	$16.800	$14.397	$13.677	$12.318	$9.533	$11.272	$10.761	N/A

Percentage change in AUV	0.50%	-7.88%	16.69%	5.26%	11.03%	29.21%	-15.43%	4.75%	7.85%	N/A

Ending Number of AUs (000s)	3	3	5	6	5	3	1	1	0	N/A

Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
Beginning AUV	$14.432	$14.505	$13.217	$12.504	$11.642	$10.172	$10.527	$10.261	$10.010	N/A
Ending AUV	$15.883	$14.432	$14.505	$13.217	$12.504	$11.642	$10.172	$10.527	$10.261	N/A

Percentage change in AUV	10.05%	-0.50%	9.75%	5.70%	7.40%	14.45%	-3.37%	2.59%	2.51%	N/A

Ending Number of AUs (000s)	5	2	2	0	1	0	0	0	0	N/A

Global Bond Unhedged Portfolio (inception date May 1, 2006)
Beginning AUV	$14.191	$15.661	$14.793	$13.891	$12.567	$10.864	$11.068	$10.189	$10.000	N/A
Ending AUV	$14.368	$14.191	$15.661	$14.793	$13.891	$12.567	$10.864	$11.068	$10.189	N/A

Percentage change in AUV	1.25%	-9.39%	5.87%	6.49%	10.54%	15.68%	-1.84%	8.63%	1.89%	N/A

Ending Number of AUs (000s)	3	2	6	3	3	2	6	0	0	N/A

41

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
PIMCO VARIABLE INSURANCE TRUST: (continued)
High Yield Portfolio (inception date May 1, 2006)
Beginning AUV	$15.625	$14.926	$13.191	$12.893	$11.377	$8.192	$10.818	$10.558	$9.989	N/A
Ending AUV	$15.986	$15.625	$14.926	$13.191	$12.893	$11.377	$8.192	$10.818	$10.558	N/A

Percentage change in AUV	2.31%	4.68%	13.15%	2.31%	13.33%	38.88%	-24.27%	2.46%	5.70%	N/A

Ending Number of AUs (000s)	2	2	3	2	4	3	3	0	1	N/A

Long Term US Government Portfolio (inception date November 1, 2006)
Beginning AUV	$14.773	$17.141	$16.580	$13.100	$11.855	$12.524	$10.785	$9.925	$10.047	N/A
Ending AUV	$18.138	$14.773	$17.141	$16.580	$13.100	$11.855	$12.524	$10.785	$9.925	N/A

Percentage change in AUV	22.78%	-13.81%	3.38%	26.56%	10.50%	-5.34%	16.12%	8.66%	-1.21%	N/A

Ending Number of AUs (000s)	6	5	6	15	11	4	24	5	0	N/A

Low Duration Portfolio (inception date November 1, 2006)
Beginning AUV	$12.758	$12.903	$12.313	$12.300	$11.800	$10.517	$10.668	$10.036	$10.011	N/A
Ending AUV	$12.738	$12.758	$12.903	$12.313	$12.300	$11.800	$10.517	$10.668	$10.036	N/A

Percentage change in AUV	-0.16%	-1.12%	4.79%	0.11%	4.24%	12.20%	-1.42%	6.30%	0.25%	N/A

Ending Number of AUs (000s)	8	6	6	6	11	5	0	0	0	N/A

Real Return Portfolio (inception date May 1, 2003)
Beginning AUV	$1.550	$1.724	$1.602	$1.449	$1.354	$1.155	$1.255	$1.146	$1.149	$1.137
Ending AUV	$1.582	$1.550	$1.724	$1.602	$1.449	$1.354	$1.155	$1.255	$1.146	$1.149

Percentage change in AUV	2.06%	-10.09%	7.62%	10.56%	7.02%	17.23%	-7.97%	9.51%	-0.26%	1.06%

Ending Number of AUs (000s)	357	469	672	675	512	456	310	178	145	142

Short Term Portfolio (inception date May 1, 2004)
Beginning AUV	$11.679	$11.730	$11.529	$11.585	$11.460	$10.738	$10.881	$10.518	$10.188	$10.038
Ending AUV	$11.645	$11.679	$11.730	$11.529	$11.585	$11.460	$10.738	$10.881	$10.518	$10.188

Percentage change in AUV	-0.29%	-0.43%	1.74%	-0.48%	1.09%	6.72%	-1.31%	3.45%	3.24%	1.49%

Ending Number of AUs (000s)	4	4	4	5	8	7	3	12	8	9

Total Return Portfolio (inception date May 1, 2003)
Beginning AUV	$1.601	$1.649	$1.520	$1.482	$1.384	$1.226	$1.182	$1.098	$1.068	$1.053
Ending AUV	$1.653	$1.601	$1.649	$1.520	$1.482	$1.384	$1.226	$1.182	$1.098	$1.068

Percentage change in AUV	3.25%	-2.91%	8.49%	2.56%	7.08%	12.89%	3.72%	7.65%	2.81%	1.42%

Ending Number of AUs (000s)	558	552	802	497	625	566	313	276	167	118

PIONEER VARIABLE CONTRACTS TRUST:
Disciplined Value Portfolio (inception date November 1, 2006)
Beginning AUV	$11.984	$9.413	$8.597	$9.014	$8.333	$7.273	$10.889	$10.338	$9.935	N/A
Ending AUV	$13.005	$11.984	$9.413	$8.597	$9.014	$8.333	$7.273	$10.889	$10.338	N/A

Percentage change in AUV	8.52%	27.31%	9.49%	-4.63%	8.17%	14.57%	-33.21%	5.33%	4.06%	N/A

Ending Number of AUs (000s)	0	0	0	0	0	0	0	0	0	N/A

Emerging Markets Portfolio (inception date November 1, 2006)
Beginning AUV	$10.363	$10.702	$9.681	$12.801	$11.184	$6.492	$15.726	$11.151	$10.036	N/A
Ending AUV	$8.947	$10.363	$10.702	$9.681	$12.801	$11.184	$6.492	$15.726	$11.151	N/A

Percentage change in AUV	-13.66%	-3.17%	10.55%	-24.37%	14.46%	72.27%	-58.72%	41.03%	11.11%	N/A
Ending Number of AUs (000s)	7	8	12	23	26	33	33	50	5	N/A

42

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
PIONEER VARIABLE CONTRACTS TRUST: (continued)
Equity Income Portfolio (inception date January 2, 2001)
Beginning AUV	$1.780	$1.395	$1.282	$1.224	$1.037	$0.919	$1.336	$1.342	$1.110	$1.063
Ending AUV	$1.987	$1.780	$1.395	$1.282	$1.224	$1.037	$0.919	$1.336	$1.342	$1.110

Percentage change in AUV	11.63%	27.60%	8.81%	4.74%	18.03%	12.84%	-31.21%	-0.45%	20.90%	4.42%

Ending number of AUs (000s)	122	180	250	235	231	256	273	265	169	126

Fund Portfolio (inception date January 2, 2001)
Beginning AUV	$1.476	$1.121	$1.030	$1.090	$0.951	$0.769	$1.184	$1.141	$0.990	$0.944
Ending AUV	$1.619	$1.476	$1.121	$1.030	$1.090	$0.951	$0.769	$1.184	$1.141	$0.990

Percentage change in AUV	9.69%	31.67%	8.83%	-5.50%	14.62%	23.67%	-35.05%	3.77%	15.25%	4.87%

Ending number of AUs (000s)	114	117	129	115	176	132	103	16	18	83

High Yield Portfolio (inception date May 1, 2005)
Beginning AUV	$16.970	$15.331	$13.383	$13.799	$11.845	$7.476	$11.733	$11.223	$10.473	$10.003
Ending AUV	$16.752	$16.970	$15.331	$13.383	$13.799	$11.845	$7.476	$11.733	$11.223	$10.473

Percentage change in AUV	-1.28%	10.69%	14.56%	-3.01%	16.50%	58.44%	-36.28%	4.54%	7.16%	4.70%

Ending number of AUs (000s)	2	2	8	16	7	6	9	8	5	3

Mid Cap Value Portfolio (inception date May 1, 2005)
Beginning AUV	$16.175	$12.307	$11.217	$12.032	$10.309	$8.312	$12.675	$12.153	$10.934	$10.058
Ending AUV	$18.384	$16.175	$12.307	$11.217	$12.032	$10.309	$8.312	$12.675	$12.153	$10.934

Percentage change in AUV	13.66%	31.43%	9.72%	-6.77%	16.71%	24.03%	-34.42%	4.30%	11.15%	8.71%

Ending number of AUs (000s)	2	1	1	3	3	3	1	1	0	0

Strategic Income Portfolio (inception date November 1, 2006)
Beginning AUV	$14.485	$14.497	$13.172	$13.099	$11.880	$9.284	$10.620	$10.104	$10.020	N/A
Ending AUV	$14.873	$14.485	$14.497	$13.172	$13.099	$11.880	$9.284	$10.620	$10.104	N/A

Percentage change in AUV	2.68%	-0.08%	10.06%	0.56%	10.26%	27.96%	-12.58%	5.11%	0.84%	N/A

Ending Number of AUs (000s)	2	2	2	1	0	2	0	0	0	N/A

ROYCE CAPITAL FUND:
Micro-Cap Portfolio (inception date May 1, 2003)
Beginning AUV	$2.855	$2.384	$2.238	$2.571	$1.998	$1.277	$2.274	$2.209	$1.843	$1.668
Ending AUV	$2.726	$2.855	$2.384	$2.238	$2.571	$1.998	$1.277	$2.274	$2.209	$1.843

Percentage change in AUV	-4.52%	19.76%	6.52%	-12.95%	28.68%	56.46%	-43.84%	2.94%	19.86%	10.49%

Ending Number of AUs (000s)	114	134	140	199	214	209	219	309	301	164

ROYCE CAPITAL FUND:
Small-Cap Portfolio (inception date May 1, 2003)
Beginning AUV	$3.373	$2.528	$2.270	$2.371	$1.987	$1.484	$2.059	$2.125	$1.857	$1.728
Ending AUV	$3.447	$3.373	$2.528	$2.270	$2.371	$1.987	$1.484	$2.059	$2.125	$1.857

Percentage change in AUV	2.19%	33.43%	11.37%	-4.26%	19.33%	33.89%	-27.93%	-3.11%	14.43%	7.47%

Ending Number of AUs (000s)	116	141	161	208	199	192	218	221	246	344

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio (inception date May 1, 2003)
Beginning AUV	$2.103	$1.786	$1.416	$1.818	$1.610	$1.119	$2.006	$2.128	$1.856	$1.636
Ending AUV	$2.173	$2.103	$1.786	$1.416	$1.818	$1.610	$1.119	$2.006	$2.128	$1.856

Percentage change in AUV	3.33%	17.75%	26.13%	-22.11%	12.92%	43.88%	-44.22%	-5.73%	14.66%	13.45%

Ending Number of AUs (000s)	312	282	423	442	508	556	533	445	367	318

43

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VAN ECK VIP TRUST:
Emerging Markets Fund
Beginning AUV	$2.544	$2.294	$1.785	$2.428	$1.933	$0.916	$2.627	$1.928	$1.396	$1.068
Ending AUV	$2.508	$2.544	$2.294	$1.785	$2.428	$1.933	$0.916	$2.627	$1.928	$1.396

Percentage change in AUV	-1.42%	10.90%	28.52%	-26.48%	25.61%	111.03%	-65.13%	36.26%	38.11%	30.71%

Ending number of AUs (000s)	132	148	174	238	290	685	277	504	361	276

Global Hard Assets Fund
Beginning AUV	$4.383	$4.005	$3.913	$4.730	$3.697	$2.370	$4.444	$3.088	$2.506	$1.669
Ending AUV	$3.510	$4.383	$4.005	$3.913	$4.730	$3.697	$2.370	$4.444	$3.088	$2.506

Percentage change in AUV	-19.92%	9.44%	2.35%	-17.27%	27.94%	55.99%	-46.67%	43.91%	23.22%	50.15%

Ending number of AUs (000s)	78	84	135	148	182	231	273	337	291	243

Unconstrained Emerging Markets Bond Fund
Beginning AUV	$1.931	$2.148	$2.055	$1.920	$1.826	$1.740	$1.696	$1.562	$1.481	$1.543
Ending AUV	$1.954	$1.931	$2.148	$2.055	$1.920	$1.826	$1.740	$1.696	$1.562	$1.481

Percentage change in AUV	1.19%	-10.10%	4.53%	7.03%	5.15%	4.94%	2.59%	8.58%	5.47%	-4.02%

Ending number of AUs (000s)	17	18	31	42	24	71	78	113	85	120

WELLS FARGO ADVANTAGE VARIABLE TRUST:
Discovery Fund (inception date April 8, 2005)
Beginning AUV	$26.522	$18.629	$15.982	$16.075	$11.979	$8.623	$15.654	$12.927	$11.388	$9.904
Ending AUV	$26.351	$26.522	$18.629	$15.982	$16.075	$11.979	$8.623	$15.654	$12.927	$11.388

Percentage change in AUV	-0.64%	42.37%	16.56%	-0.58%	34.19%	38.92%	-44.92%	21.10%	13.51%	14.98%

Ending number of AUs (000s)	33	37	31	32	54	38	36	42	45	49

Opportunity Fund
Beginning AUV	$3.949	$3.052	$2.669	$2.853	$2.329	$1.592	$2.685	$2.543	$2.289	$2.143
Ending AUV	$4.317	$3.949	$3.052	$2.669	$2.853	$2.329	$1.592	$2.685	$2.543	$2.289

Percentage change in AUV	9.32%	29.39%	14.35%	-6.45%	22.50%	46.29%	-40.71%	5.58%	11.10%	6.81%

Ending number of AUs (000s)	284	328	334	380	393	400	329	341	317	397

44

APPENDIX C

Deductions for Taxes — Qualified and Nonqualified Annuity Contracts

	Upon	Upon
State	Premium Payment	Annuitization	Nonqualified		Qualified
California		X	2.35%		0.50%
Maine	X		2.00	%(1)
Nevada		X	3.50%
South Dakota	X		1.25	%(2)
Texas		X	0.04	%(3)	0.04%
West Virginia		X	1.00%		1.00%
Wyoming	X		1.00%

NOTE:    The above tax deduction rates are as of January 1, 2015. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see “Expenses — Premium Taxes.”

(1)         Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2)         South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3)         Texas charges an insurance department “maintenance fee” of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

45

PRIVACY NOTICE of

Jefferson National Life Insurance Company

01/2015

We take your privacy seriously.  This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your non-public personal data. Access to customer data is limited to employees who need access to do their jobs, and to others as permitted or required by law.  We are required, on a periodic basis, to submit your non-public personal data to an outside vendor to cross reference your information with the social security death master file to ensure death proceeds are paid in a timely manner, or to confirm the continuation of certain payouts. We also may submit your non-public personal data to an outside vendor to obtain current address information.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

•              The Medical Information Bureau

•              Consumer Reporting Agencies

•              Service Providers who conduct marketing services on our behalf

•              Other Data Providers

Data we collect may include:

•              Name, address, e-mail address, phone number

•              Social Security Number

•              Demographic Data

•              Health data

•              Internet Cookies (cookies help our Internet application process — they do not store any non-public personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:

•             Benefit Plan Administrators and Sponsors

•             Insurance companies, agents, reinsurers, investment advisers, broker dealers

•             Group policyholders for purpose of reporting claims experience

•             Medical Laboratories and Prescription or Pharmacy Database Managers

•             Medical Information and Motor Vehicle Bureaus or similar institutions

•             A court or governmental agency when there is a lawful request

•             Law enforcement officials to  prevent criminal activity and/or fraud

•             Service providers that perform marketing or research services for us

•             Service providers that perform legal, audit, or administrative services for us

•             Joint Marketing Partners

•             Unaffiliated Fund Families

•             Unaffiliated Third Parties

•             Our Affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law. When we use service providers and joint marketers they agree to keep your non-public personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account. You have a right to review your non-public personal data.  To do so please send a written request to the Customer Service Department:

10350 Ormsby Park Place

Louisville, KY 40223

Please include your name, address, telephone number, and policy number.  Also, let us know what kind of data you want to see.  We may charge a small fee to collect and send the data to you. If you see any errors, let us know and we will review it.  If we agree, we will correct our files.  If we disagree, you may file a short statement of dispute with us.  Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time. If you provide non-public personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data.  If you provide non-public personal data to us on a website that we sponsor with another financial institution, please note that you are providing your non-public personal data to us and the third party.  Accordingly, you should review the privacy notice of any such third parties.

46

Jefferson National Life Insurance Company

P.O. Box 36840

Louisville, KY 40233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information

General Information Regarding Jefferson National Life Insurance Company
Jefferson National Life Annuity Account C

Expense Guarantee Agreement

Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution

Reduction or Elimination of the Contingent Deferred Sales Charge
Arrangements Regarding Frequent Purchases and Redemptions

Financial Statements

(cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-MAXIGRP-SAI-C-0515) dated May 1, 2015 for this Prospectus, please complete this form, detach, and mail to:

Jefferson National Life Insurance Company
Administrative Office
P.O. Box 36840
Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account C (group annuity) fixed and variable annuity at the following address:

Name:

Mailing Address:

Sincerely,

(Signature)

© 2015, Jefferson National Life Insurance Company	JNL-MAXIGRP-PROS-C-0515

47

STATEMENT OF ADDITIONAL INFORMATION

GROUP FLEXIBLE PREMIUM DEFERRED FIXED/VARIABLE ANNUITY

ISSUED BY

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

AND

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
PHONE: (866) 667-0561 (TOLL FREE)

MAY 1, 2015

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account C (the “Variable Account”), dated May 1, 2015. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company (“Jefferson National”, “Company”, “we”, “our” or “us”) is a subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Our business address  is 10350 Ormsby Park Place, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc.  Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company (“CVIC”). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C:

Jefferson National Life Annuity Account C, also referred to as the “Variable Account”, was established in 1980 by Voyager Life Insurance Company. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account C. The Variable Account meets the definition of a “separate account” under the federal securities laws and is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (“Investment Company Act”). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

The Variable Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Variable Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the summary prospectuses, prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

EXPENSE GUARANTEE AGREEMENT

At a combined Special Meeting held on December 14, 1992, the Contract Owners and participants in the Variable Account, Great American Reserve Variable Annuity Account Fund (“Annuity Fund”) and Great American Reserve Variable Annuity Account D (“Account D”) approved an Agreement and Plan of Reorganization and the reorganization (the “Combination”) of the Variable Account, Annuity Fund, and Account D. On May 1, 1993, the effective date of the Combination, Variable Account, Annuity Fund and Account D were combined and restructured into a single continuing unit investment trust separate account investing exclusively in shares of the 40|86 Series Trust (formerly, the Conseco Series Trust), and the Variable Account became the continuing separate account. Also on May 1, 1993, all of the Sub-account assets of the Variable Account, including those of Annuity Fund and Account D, were sold, assigned and transferred to the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond) and Money Market Portfolios of the 40|86 Series Trust. In exchange for such assets, shares of the Equity, Fixed Income and Money Market Portfolios were issued to the Equity Sub-account, Fixed Income Sub-account and Money Market Sub-account of restructured Variable Account, respectively.

The respective interests of Contract Owners and participants immediately after the Combination were equal to their former interests in the Variable Account, Annuity Fund or Account D, as the case may be, immediately before the Combination. Prior to the Combination, Variable Account, Annuity Fund and Account D had been operated by Jefferson National as managed separate accounts investing directly in securities. As a result of the Combination, the Variable Account invested in shares of 40|86 Series Trust. The Variable Account also invests in shares of other Funds.

Pursuant to the Combination Jefferson National issued an endorsement with respect to each existing Contract outstanding immediately prior to the effective time of the Combination guaranteeing that the total of the investment management fees charged against the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond), and Money Market Portfolios of 40|86 Series Trust whose shares are purchased by the Variable Account, plus the mortality and expense risk, administrative and any other charges imposed upon the assets of the corresponding Sub-accounts of the Variable Account, will not exceed an amount that is equal to the total amount of the same charges (1.44%, on an annual basis) that would have been imposed under the Contracts had the Combination not occurred (the “Expense Guarantee Agreement”). Effective March 29, 2007, the 40|86 Money Market and Fixed Income Portfolios were liquidated.  Effective May 1, 2007, the interests of each applicable Contract invested in the 40|86 Equity Portfolio were substituted into the JNF Equity Portfolio (the “Substitution”) of the Northern Lights Variable Trust.  A condition to the Substitution was for the Expense Guarantee Agreement to continue in the JNF Equity Portfolio.  Currently, the mortality and expense risk fee for the JNF Chicago Equity Partners Equity Sub-account is equal to 0.79%.

Accordingly, Jefferson National will reimburse the appropriate Sub-account of the Variable Account an amount that represents the difference between the investment management fees charged the Variable Account, Annuity Fund or Account D, as applicable, prior to the Combination and the amount of such fees charged to the JNF Equity Portfolio, plus any other charges in excess of those that would have been incurred if the Combination had not taken place.

The mortality and expense risk and administrative charges will not change, and any other charges imposed on the assets of the Variable Account are not expected to be more than before the Combination. Jefferson National will not, however, assume extraordinary or non-recurring expenses of the JNF Equity Portfolio, such as legal claims and liabilities, litigation costs and indemnification payments in connection with litigation. Also, the Expense Guarantee Agreement will not apply to any federal income tax if the JNF Equity Portfolio fails to qualify as a “regulated investment company” under applicable provisions of the Code. The Expense Guarantee Agreement, described above, also applies to Contracts issued after the Combination. Jefferson National, however, may eliminate the Expense Guarantee Agreement with respect to Contracts issued in the future.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, (the “Code”) proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts’ administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts’ substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.  If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Variable Account. The Variable Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National’s qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Variable Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets.” The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Variable Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Variable Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner’s spouse, the applicable distribution period is the surviving spouse’s life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the Owner’s death. For calendar years after the death of the Owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b) if the designated beneficiary is not solely the Owner’s surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary’s life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the Owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner’s death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified Contracts, “eligible rollover distributions” from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity (“IRA”) under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,500 for 2015 ($6,500 if age 50 or older by the end of 2015), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $131,000 for single filers, $193,000 for married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er) and $10,000 for married filing separately if you live with your spouse during the year. The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,500 for 2015 ($6,500 if age 50 or older by the end of 2015).  However, for single filers with modified adjusted gross income in excess of $116,000, but less than $131,000, the amount you may contribute is reduced.  For married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er), your contribution limit is reduced if modified gross income is in excess of $183,000, but less than $193,000.  For married filing separately if you live with your spouse during the year, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000.  Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.  In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL
Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see “Expenses” and “Annuity Payments” in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3.50% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“Distributor”), acts as the principal underwriter of the Contracts. The Distributor’s address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account C, dated May 1, 2015.

FINANCIAL STATEMENTS

The financial statements of the Company and the Variable Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory-basis financial statements of Jefferson National Life Insurance Company, were audited as of December 31, 2014 and 2013 and for the three years ended December 31, 2014 by BDO USA, LLP, Independent Registered Public Accounting Firm located at 100 Park Avenue, New York, NY 10017.

CUSTODIAN

The Company is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. The Company maintains a record of all purchases and redemptions of shares of the underlying portfolios.

Jefferson National Life Insurance Company

Statutory Basis Financial Statements and Supplementary Information
Years Ended December 31, 2014, 2013 and 2012

The report accompanying these financial statements was issued by BDO USA, LLP, a Delaware limited liability partnership and the U.S. member of BDO International Limited, a UK company limited by guarantee.

Jefferson National Life Insurance Company

Statutory Basis Financial Statements and Supplementary Information
Years Ended December 31, 2014, 2013 and 2012

Jefferson National Life Insurance Company

Contents

Independent Auditor’s Report	3-4

Statutory Basis Financial Statements:

Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2014 and 2013	5

Statements of Operations for the Years Ended December 31, 2014, 2013 and 2012	6

Statements of Changes in Capital and Surplus for the Years Ended December 31, 2014, 2013 and 2012	7

Statements of Cash Flows for the Years Ended December 31, 2014, 2013 and 2012	8

Notes to Statutory Basis Financial Statements	9-36

Independent Auditor’s Report on Supplementary Information	37

Supplementary Information:

Selected Financial Data	38-39

Summary Investment Schedule

Investment Risk Interrogatories

2

Tel: +212 885-8000 Fax: +212 697-1299 www.bdo.com	100 Park Avenue New York, NY 10017

Independent Auditor’s Report

Board of Directors

Jefferson National Life Insurance Company

Louisville, Kentucky

We have audited the accompanying statutory basis statements of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2014 and 2013, and the related statutory basis statements of operations, changes in capital and surplus and cash flows for the years ended December 31, 2014, 2013 and 2012, and the related notes to the statutory basis financial statements.

Management’s Responsibility for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with the financial reporting provisions prescribed by the Texas Department of Insurance. Management is also responsible for design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory basis financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BDO USA, LLP, a Delaware limited liability partnership, is the U.S. member of BDO International Limited, a UK company limited by guarantee, and forms part of the international BDO network of independent member firms.

BDO is the brand name for the BDO network and for each of the BDO Member Firms.

3

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2, the statutory basis financial statements are prepared on the basis of the financial reporting provisions prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the accompanying statutory basis financial statements of the variances between such practices and accounting principles generally accepted in the United States of America are described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matters described in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Jefferson National Life Insurance Company as of December 31, 2014 and 2013, and the results of its operations, changes in its capital and surplus and its cash flows for the years ended December 31, 2014, 2013 and 2012.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company as of December 31, 2014 and 2013, and the results of its operations, changes in its capital and surplus and its cash flows for the years ended December 31, 2014, 2013 and 2012 in accordance with the financial reporting provisions prescribed or permitted by the Texas Insurance Department, described in Note 2.

BDO USA, LLP

March 31, 2015

4

Jefferson National Life Insurance Company

Statutory Basis Statements of Admitted Assets,

Liabilities and Capital and Surplus

(dollars in thousands, except share data)

December 31,	2014	2013
Admitted Assets
Investments and Cash:
Bonds at amortized cost	$446,983	$427,277
Preferred stock	6,286	5,286
Common stock	9,338	4,388
Mortgage loan trusts	11,617	12,062
Mortgage loans on real estate	10,616	8,909
Investment in real estate	858	1,245
Policyholder loans	5,915	6,517
Cash and short-term investments	6,854	17,149
Total Investments and Cash	498,467	482,833
Accrued Investment Income	3,610	3,437
Amounts Recoverable on Reinsurance Ceded	2,933	2,017
Federal Income Tax Recoverable	1,027	—
Deferred Tax Asset	5,059	550
Other Admitted Assets	3,237	3,333
Separate Account Assets	3,199,665	2,561,281
Total Admitted Assets	$3,713,998	$3,053,451
Liabilities and Capital and Surplus
Liabilities:
Policy and contract reserves	$283,893	$211,580
Claim reserves	(75)	(44)
Accounts payable and accrued expenses	147	147
Payable on reinsurance	174,243	181,416
Due to parent and affiliates	675	188
Asset valuation reserve	2,743	2,849
Interest maintenance reserve	6,697	5,891
Transfers from separate accounts	(906)	(1,322)
Borrowed money	—	36,379
Other liabilities	7,099	15,639
Separate account liabilities	3,199,665	2,561,281
Total Liabilities	3,674,181	3,014,004
Capital and Surplus:
Common stock, $4.80 par value, 1,065,000 shares authorized, 1,043,565 shares issued and outstanding	5,009	5,009
Paid-in surplus	42,165	42,165
Unassigned deficit	(9,674)	(11,358)
Special surplus funds	2,317	3,631
Total Capital and Surplus	39,817	39,447
Total Liabilities, Capital and Surplus	$3,713,998	$3,053,451

See accompanying notes to statutory basis financial statements.

5

Jefferson National Life Insurance Company

Statutory Basis Statements of Operations

(dollars in thousands)

Year ended December 31,	2014	2013	2012
Revenues:
Premium, annuity and other considerations	$795,985	$741,073	$420,804
Net investment income	20,237	21,391	23,054
Reserve adjustment on reinsurance ceded	(4,603)	(3,968)	(6,345)
Commission and expense allowances on reinsurance ceded	1,847	1,994	1,873
Amortization of interest maintenance reserve	1,062	738	676
Fee income	6,380	5,951	5,921
Other revenues	11,108	9,002	7,037
Total Revenues	832,016	776,181	453,020
Benefits and Expenses:
Annuity and surrender benefits	280,238	194,199	157,487
Increase (decrease) in policy and contract reserves	(4,171)	(4,479)	458
Other benefits	2,887	3,139	3,768
Commissions	1,256	1,357	1,667
General and administrative expenses	20,079	18,831	15,280
Taxes, licenses and fees	368	433	437
Net transfers to separate accounts	522,239	553,436	262,923
Decrease in funds withheld	13,806	13,248	10,605
Interest maintenance reserve released on reinsurance transaction	(4,359)	(3,505)	—
Other expenses	134	92	80
Total Benefits and Expenses	832,477	776,751	452,705
(Loss) Income From Operations Before Federal Income Tax Provision and Net Realized Capital Losses	(461)	(570)	315
Federal Income Tax Provision	695	181	—
(Loss) Income From Operations Before Net Realized Capital Losses	(1,156)	(751)	315
Net Realized Capital Losses, Net of Transfers to IMR	(1,721)	(342)	(3,242)
Net Loss	$(2,877)	$(1,093)	$(2,927)

See accompanying notes to statutory basis financial statements.

6

Jefferson National Life Insurance Company

Statutory Basis Statements of Capital and Surplus

(dollars in thousands)

Year ended December 31,	2014	2013	2012
Capital and Surplus, Beginning of Year	$39,447	$41,476	$47,174
Adjustments to surplus:
Net loss	(2,877)	(1,093)	(2,927)
Change in net unrealized capital gains (losses)	(28)	452	211
Change in deferred income tax	4,509	181	(19,478)
Change in nonadmitted assets	(26)	(35)	19,586
Change in asset valuation reserve	106	(138)	(1,612)
Change in surplus as a result of reinsurance, net of tax	(1,314)	(1,396)	(1,478)
Net Adjustments to Surplus	370	(2,029)	(5,698)
Capital and Surplus, End of Year	$39,817	$39,447	$41,476

See accompanying notes to statutory basis financial statements.

7

Jefferson National Life Insurance Company

Statutory Basis Statements of Cash Flows

(dollars in thousands)

Year ended December 31,	2014	2013	2012
Cash Flows From Operating Activities:
Premiums collected net of reinsurance	$795,985	$741,073	$420,804
Net investment income	16,475	18,480	18,533
Miscellaneous income	19,335	16,947	14,831
Total Income Received	831,795	776,500	454,168
Benefit and loss related payments	287,495	200,765	167,396
Net transfers to separate accounts	521,822	552,796	262,030
Commissions, expenses paid and aggregate write-ins for deductions	31,245	30,348	28,055
Federal and foreign income taxes paid	1,840	369	—
Total Operating Expenses Paid	842,402	784,278	457,481
Net Cash Used In Operating Activities	(10,607)	(7,778)	(3,313)
Cash Flows From Investing Activities:
Proceeds from investments sold, matured or repaid:
Bonds and stocks	141,925	132,103	180,166
Mortgage loans	1,718	1,378	617
Other invested assets	229	2,662	2,236
Miscellaneous proceeds	—	61	334
Total Investment Proceeds	143,872	136,204	183,353
Cost of investments acquired:
Bonds and stocks	(159,302)	(97,984)	(199,376)
Mortgage loans	(3,017)	(7,173)	—
Real estate	—	(529)	—
Other invested assets	—	—	(1,033)
Miscellaneous investments	—	—	(5)
Total Cost of Investments Acquired	(162,319)	(105,686)	(200,414)
Net decrease in policy loans	579	203	444
Net Cash (Used In) Provided By Investing Activities	(17,868)	30,721	(16,617)
Cash Flows From Financing Activities and Miscellaneous Sources:
Borrowed money	(36,379)	(8,320)	(8,069)
Net deposit-type contract fund and other liabilities	76,484	77	1,402
Other cash applied	(21,925)	(11,059)	(7,333)
Net Cash Provided By (Used In) Financing Activities and Miscellaneous Sources	18,180	(19,302)	(14,000)
Net (Decrease) Increase in Cash and Short-Term Investments	(10,295)	3,641	(33,930)
Cash and Short-Term Investments:
Beginning of year	17,149	13,508	47,438
End of year	$6,854	$17,149	$13,508

See accompanying notes to statutory basis financial statements.

8

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

1. Organization

Jefferson National Life Insurance Company (the “Company” or “JNL”), is a life insurance company founded in 1937 and domiciled in the State of Texas. The Company markets primarily variable annuities and, in 2005, launched a revolutionary flat insurance fee variable annuity called Monument Advisor.

The Company is licensed in all states and the District of Columbia except New York and is a wholly-owned subsidiary of Jefferson National Financial Corp. (“JN Financial”), an insurance holding company incorporated in the State of Delaware. On December 30, 2011, a group of investors, along with certain members of management of JN Financial, consummated an $83,000 management buyout, the proceeds of which were used to acquire the outstanding shares of JN Financial and contribute $20,660 of capital to the Company.

The following states represented premiums collected in excess of 5% of total premiums in 2014, 2013 and 2012:

	2014	2013	2012
California	13%	12%	11%
Texas	10%	8%	10%
Florida	8%	10%	8%
Massachusetts	5%	6%	8%
Ohio	N/A	6%	N/A

2. Basis of Presentation

The statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (the “Department”). Insurance companies domiciled in Texas are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain modifications prescribed or permitted by the Department (“Texas SAP”). Under NAIC SAP, furniture, fixtures and equipment are depreciated against net income with the undepreciated portion reported as a nonadmitted asset charged against surplus. Under Texas Insurance Code $841.004, furniture, labor-saving devices, machines and all other office equipment may be admitted for property acquired after December 31, 2000 and depreciated over a period not to exceed five years. The amount of admitted furniture and equipment was $683 and $890 at December 31, 2014 and 2013, respectively. The Department has the right to permit specific practices that deviate from prescribed practices.

Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States of America (“GAAP”) primarily because on a statutory basis:

•                                          costs related to acquiring business, principally commissions, direct marketing costs and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

9

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

•                                  life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and Company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

•                                  life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses. Under GAAP, provisions for investments are established as needed through a charge to income;

•                                  realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserves and amortized into investment income over the remaining life of the investment sold. For GAAP, such gains and losses are recognized in income at the time of the sale;

•                                  bonds are carried principally at amortized cost, but at fair value for GAAP;

•                                  the admission or nonadmission of deferred tax assets are determined under Statement of Statutory Accounting Principles (“SSAP”) No. 101, which differs from the valuation allowance determined under GAAP. The changes in deferred income taxes are not reported as a component of net income but rather as a charge to capital and surplus;

•                                  assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP;

•                                  premiums from interest sensitive and annuity policies are recognized as income, whereas under GAAP future policy liabilities are increased;

•                                  deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits;

•                                  goodwill and other intangibles are subject to certain limitations as admitted assets;

•                                  securities lending transactions in which collateral is not available for the general use by the Company are not recorded on the balance sheet per SSAP No. 91R. For GAAP, such transactions are accounted for as a secured borrowing and the collateral is recorded on the GAAP balance sheet as an asset and a liability;

•                                  certain “nonadmitted assets” (principally receivables over 90 days, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus; and

•                                  push-down accounting is not permitted under Texas SAP. Under GAAP, the Company applied push-down accounting related to JN Financial’s management buyout on December 30, 2011. The Company revalued its assets and liabilities as of the date of the transaction in accordance with GAAP applicable to business combinations.

10

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

A reconciliation of net loss and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31, 2014, 2013 and 2012 is as follows:

	Net Loss			Capital and Surplus
	Year Ended December 31,			December 31,
	2014	2013	2012	2014	2013	2012
Statutory amounts	$(2,877)	$(1,093)	$(2,927)	$39,817	$39,447	$41,476
Add (deduct) adjustments:
Investments	(1,168)	(1,186)	(284)	19,815	7,897	26,220
Deferred acquisition costs and valuation of business acquired	1,703	(18)	(141)	17,133	17,418	14,607
Goodwill and other intangibles	—	—	—	5,218	5,218	5,218
Policy reserves, net of reinsurance	1,499	794	2,435	415	(1,099)	(1,938)
Ceding commissions	(1,314)	(1,396)	(1,478)		—	—
Fixed assets	191	146	—	336	146	—
Deferred taxes	4,546	118	—	(3,049)	(63)
Other	—	(1)	4	7	4	10
GAAP-basis amounts	$2,580	$(2,636)	$(2,391)	$79,692	$68,968	$85,593

11

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

3. Summary of Significant Accounting Policies

Investments

Bonds - Bonds not in default are generally stated at amortized cost using the interest method or at the lower of amortized cost or fair value for NAIC rated 6 securities. Mortgage-backed securities and structured securities not in default are stated at amortized cost, net of any other than temporary impairment, or the lower of amortized cost or fair value. Mortgage-backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective method is used to value all securities except for interest only securities or securities where the yield had become negative; these are valued using the prospective method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from the broker at the date of purchase and are updated semi-annually based on market rate. Mortgage-backed and structured securities in default are valued at the lower of amortized cost (net of any other than temporary impairments) or undiscounted estimated future cash flows. Investment market valuations are prescribed by the NAIC.

Unrealized gains and losses on NAIC rated 6 bonds are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

Preferred Stock - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 through 3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC (“SVO”) and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

Policy Loans — Policy loans are reported at unpaid balances.

Short-term Investments - Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Mortgage Loan Trusts - Mortgage loan trusts are reported at the Company’s pro rata share of the unpaid principal balances of the underlying mortgage loans in the trusts. The Company participates in seven trusts managed by Innovative Capital Advisors and has various ownership percentages in the trusts ranging from 6.52% to 16.44%. Impairment losses are recognized if the underlying mortgage loans were unable to collect all principal and interest payments according to the contractual terms of the agreement.

Mortgage Loans on Real Estate - Mortgage loans are reported at unpaid principal balances, less any discounts and allowances for impairment. Mortgage loans include investments in wholly owned residential mortgage loans and is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Real Estate - The Company owns available-for-sale real estate resulting from the foreclosure of certain commercial and residential mortgage loans in a loan sharing trust purchased to provide asset diversification. The real estate is valued at the appraised value at the most recent appraisal date.

12

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Realized Gains and Losses and Interest Maintenance Reserve - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve (“IMR”) and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statutory basis statements of operations.

Asset Valuation Reserve - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

Net Investment Income and Expenses - Net investment income includes premium amortization, discount accretion, as well as interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

Special Surplus Funds

Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

Policy and Contract Reserves

Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

Life Reserves

Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2.25% to 6.00%), in accordance with Department regulations.

Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

The Company waives the deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Reserves are never less than surrender values available at valuation date.

Annuity Reserves

Reserves for contractual funds not yet used for the purchase of annuities are reserved for using the continuous version of the Commissioners Annuity Reserve Valuation Method (“CARVM”), in which the greatest present value of benefits considering voluntary and involuntary benefits streams is deemed sufficient to provide for benefits arising from the contracts. Calculations follow Actuarial Guideline 33, for the fixed annuities; and for the variable annuities, Actuarial Guideline 43 is followed. Reserves for life and disability insurance are based on mortality, morbidity, and interest rate assumptions in accordance with Department regulations.

Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 4.00% to 13.25%), in accordance with Department regulations.

13

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Transfers from separate accounts represent the difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner’s valuation reserve methodology.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

Federal Income Tax

The Federal income tax provision included in the statutory basis statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received. The Company does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for unrecognized tax benefits. For the years ended December 31, 2014, 2013 and 2012, there was no interest or penalties recorded or included in the statutory basis statements of operations. As of December 31, 2014, the years still subject to examination by a taxing authority are 2011 through 2013.

Deferred Income Taxes

Deferred tax assets are limited to (1) the amount of Federal income taxes paid in prior years that can be recovered though loss carrybacks for existing temporary differences that reverse during a period not to exceed three years, plus (2) amounts not greater than threshold limitations contingent upon the Company’s ratio of capital and surplus excluding any net deferred tax assets, EDP equipment and operating system software and any net positive goodwill to its Risk-Based Capital Authorized Control Level, plus (3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.

The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes.

Separate Account Assets/Liabilities

Investments held in the separate accounts are stated at fair value. Participants’ corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

Premiums and Annuity Considerations

Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

Fee Income

Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

14

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

General and Administrative Expenses

General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by JN Financial to the Company.

Estimates

The preparation of statutory basis financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial statements and accompanying notes. Actual results could differ from these estimates.

Accounting Changes and Corrections of Errors

During 2014, the Company changed how it reports the Federal Home Loan Bank of Dallas (the “FHLB”) advances on the statutory basis statement of admitted assets, liabilities and capital and surplus. This was to comply with SSAP No. 52, “Deposit Type Contracts”, which states that advances issued by the FHLB shall be evaluated on an individual basis, and shall be accounted for according to the substance of the individual arrangement and company licensing. If the arrangement is in substance a funding agreement, including that the funds are used in an investment spread capacity, it shall be accounted for consistent with other funding agreements in accordance with this statement. In the prior year, FHLB advances in the amount of $36,379 were reported as borrowed money on the statutory basis statement of admitted assets, liabilities and capital and surplus. In the current year, FHLB advances of $74,200 are reported as a liability for deposit type contracts and included in policy and contract reserves on the statutory basis statement of admitted assets, liabilities and capital and surplus. Such adjustments would have resulted in no change in the 2013 surplus.

Reclassifications

Certain prior period balances have been reclassified to conform to the current year presentation.

New Accounting Pronouncements

SSAP No. 103 - “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities”

The NAIC adopted SSAP No. 103 effective January 1, 2013. SSAP No. 103 superseded SSAP No. 91R, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities”, and incorporates guidance from Issue Paper No. 141. Upon the effective date of SSAP No. 103, GAAP and statutory measurement and reporting will be more closely aligned. Included in the revised statutory guidance is Accounting Standards Update (“ASU”) 2011-03, which eliminated the presence of collateral as a consideration in determining the transferor’s effective control. The Company adopted SSAP No. 103 effective January 1, 2013. The adoption of this guidance did not have any impact on the Company’s results of operations, financial position or liquidity.

15

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

4. Investments

Fixed Maturity and Equity Securities

The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2014 are as follows:

				NAIC
	Amortized	Gross Unrealized		Market
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasury	$8,705	$111	$(26)	$8,790
States and political subdivisions	4,400	308	(65)	4,643
Corporate bonds	193,470	9,532	(2,560)	200,442
Mortgage-backed securities:
U.S. government agencies	76,537	2,362	(113)	78,786
Corporate	163,871	11,357	(686)	174,542
	446,983	23,670	(3,450)	467,203
Preferred stock	6,286	192	(54)	6,424
Common stock	9,366	179	(207)	9,338
Total	$462,635	$24,041	$(3,711)	$482,965

The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2013 are as follows:

				NAIC
	Amortized	Gross Unrealized		Market
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasury	$7,742	$213	$(58)	$7,897
States and political subdivisions	3,586	5	(149)	3,442
Corporate bonds	183,349	6,373	(5,901)	183,821
Mortgage-backed securities:
U.S. government agencies	28,607	621	(851)	28,377
Corporate	203,993	17,261	(1,008)	220,246
	427,277	24,473	(7,967)	443,783
Preferred stock	5,286	21	(227)	5,080
Common stock	4,388	—	—	4,388
Total	$436,951	$24,494	$(8,194)	$453,251

As of December 31, 2014 and 2013, the Company had fixed maturity securities with a statement value of $12,962 and $12,956, respectively, on deposit with various state regulatory agencies. As of December 31, 2014 and 2013, the Company had mortgage-backed securities with a carrying value of $73,514 and $42,003, respectively, pledged as collateral to Federal Home Loan Bank of Dallas.

16

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2014 are as follows:

		NAIC
	Amortized	Market
	Cost	Value
Due in one year or less	$1,000	$1,007
Due after one year through five years	26,115	27,714
Due after five years through ten years	113,450	115,596
Due after ten years	66,010	69,557
Mortgage-backed securities	240,408	253,329
Total	$446,983	$467,203

Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

For the years ended December 31, 2014, 2013 and 2012, proceeds from the sales and maturities of fixed maturity securities were $141,925, $132,103 and $180,166, respectively.

Net realized capital gains (losses) for 2014, 2013 and 2012 are as follows:

	Gross
	Realized	Gross	Other Than
	Capital	Realized	Temporary
Year ended December 31, 2014	Gains	Losses	Impairment	Total
Bonds	$6,974	$(756)	$—	$6,218
Common stock	267	(21)	(1,746)	(1,500)
Mortgage loans	—	(53)	—	(53)
Real estate	—	(88)	(70)	(158)
Net realized capital gains (losses)	7,241	(918)	(1,816)	4,507
Transfer to IMR	(6,228)	—	—	(6,228)
Net realized capital gains (losses)	$1,013	$(918)	$(1,816)	$(1,721)

17

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

	Gross
	Realized	Gross	Other Than
	Capital	Realized	Temporary
Year ended December 31, 2013	Gains	Losses	Impairment	Total
Bonds	$5,489	$(406)	$—	$5,083
Preferred stock	—	(404)	(209)	(613)
Common stock	—	—	(51)	(51)
Mortgage loans	—	—	(48)	(48)
Derivatives	—	(14)	—	(14)
Real estate	24	—	(245)	(221)
Other invested assets	126	—	—	126
Net realized capital gains (losses)	5,639	(824)	(553)	4,262
Transfer to IMR	(4,604)	—	—	(4,604)
Net realized capital gains (losses)	$1,035	$(824)	$(553)	$(342)

	Gross
	Realized	Gross	Other Than
	Capital	Realized	Temporary
Year ended December 31, 2012	Gains	Losses	Impairment	Total
Bonds	$8,906	$(6,402)	$(719)	$1,785
Preferred stock	35	—	(406)	(371)
Common stock	—	—	(1,977)	(1,977)
Mortgage loans	11	—	—	11
Derivatives	—	(335)	—	(335)
Real estate	—	(24)	(72)	(96)
Other invested assets	52	—	—	52
Net realized capital gains (losses)	9,004	(6,761)	(3,174)	(931)
Transfer to IMR	(2,311)	—	—	(2,311)
Net realized capital gains (losses)	$6,693	$(6,761)	$(3,174)	$(3,242)

At December 31, 2014 and 2013, the Company held unrated or less-than-investment grade corporate bonds and preferred stocks with an aggregate amortized cost of $19,859 and $16,373, respectively, with an aggregate fair value of $19,678 and $16,470, respectively. Those holdings amounted to 4.4% and 3.8% of the Company’s investments in bonds at December 31, 2014 and 2013, respectively, and 3.9% and 3.3% of the Company’s total invested assets at December 31, 2014 and 2013, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

18

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Net Investment Income

Net investment income for the years ended December 31, 2014, 2013 and 2012, including accrual of discount and amortization of premiums, arose from the following sources:

	2014	2013	2012
Bonds	$20,055	$20,383	$21,966
Preferred stock	389	409	511
Common stock	41	304	455
Mortgage loans on real estate	1,251	1,025	986
Policy loans	375	398	422
Cash and short-term investments	20	8	4
Other invested assets	—	397	608
Miscellaneous investment income	—	75	2
Total gross investment income	22,131	22,999	24,954
Investment expense	(718)	(751)	(772)
Interest expense	(1,176)	(857)	(1,128)
Net investment income	$20,237	$21,391	$23,054

There was no accrued investment income excluded from surplus during 2014, 2013 and 2012.

Analysis of Unrealized Losses on Fixed Maturity Securities

The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, the Company’s investment advisor reviews all securities where market value is less than an agreed upon percent of amortized cost for three months or more to determine whether impairments need to be taken.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company’s ability and intent to hold the security to maturity or if it is more likely than not that the Company will be required to sell the security prior to recovery of its cost basis. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to the Company’s investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by the

19

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

Unrealized losses on securities where the estimated fair value had declined and remained below amortized cost as of December 31, 2014 and 2013 follow:

	Less Than 12 Months		12 Months or More
	in Unrealized Loss		in Unrealized Loss		Total
	NAIC		NAIC		NAIC
	Market	Unrealized	Market	Unrealized	Market	Unrealized
December 31, 2014	Value	Losses	Value	Losses	Value	Losses
Fixed maturities:
U.S. Treasury	$1,594	$—	$2,063	$(26)	$3,657	$(26)
States and political subdivisions	—	—	957	(65)	957	(65)
Corporate bonds	31,219	(1,291)	28,733	(1,269)	59,952	(2,560)
Mortgage-backed securities:
U.S. government agencies	—	—	6,918	(113)	6,918	(113)
Corporate	31,484	(609)	4,158	(77)	35,642	(686)
Total debt securities	64,297	(1,900)	42,829	(1,550)	107,126	(3,450)
Preferred stock	491	(9)	455	(45)	946	(54)
Common stock	1,712	(207)	—	—	1,712	(207)
Total	$66,500	$(2,116)	$43,284	$(1,595)	$109,784	$(3,711)
Number of positions held	61		36		97

	Less Than 12 Months		12 Months or More
	in Unrealized Loss		in Unrealized Loss		Total
	NAIC		NAIC		NAIC
	Market	Unrealized	Market	Unrealized	Market	Unrealized
December 31, 2013	Value	Losses	Value	Losses	Value	Losses
Fixed maturities:
U.S. Treasury	$2,966	$(149)	$—	$—	$2,966	$(149)
States and political subdivisions	3,535	(58)	—	—	3,535	(58)
Corporate bonds	75,684	(4,844)	8,515	(1,057)	84,199	(5,901)
Mortgage-backed securities:
U.S. government agencies	16,356	(851)	—	—	16,356	(851)
Corporate	15,705	(955)	564	(53)	16,269	(1,008)
Total debt securities	114,246	(6,857)	9,079	(1,110)	123,325	(7,967)
Preferred stock	4,015	(227)	—	—	4,015	(227)
Common stock	—	—	—	—	—	—
Total	$118,261	$(7,084)	$9,079	$(1,110)	$127,340	$(8,194)
Number of positions held	119		10		129

20

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

5. Policy and Claim Reserves

As of December 31, 2014 and 2013, the Company had $1,783,984 and $1,931,069, respectively, of individual and group life insurance in force. On $190,398 and $282,725 of insurance in force as of December 31, 2014 and 2013, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $1,234 and $1,490 at December 31, 2014 and 2013, respectively. The Company has ceded 100% of its life reserves at December 31, 2014 and 2013.

Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options.

Guaranteed minimum income benefit (“GMIB”) - Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

Guaranteed minimum withdrawal benefit (“GMWB”) - Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

Guaranteed minimum death benefit (“GMDB”) - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% (“5% roll-up benefit”), the greatest account value on any contract anniversary (“1-year ratchet”) and on the account value reset every 7th anniversary (“7-year lookback”).

At December 31, 2014, the Company had the following with guaranteed benefits:

	Subjected		Reinsurance
Benefit and Type of Risk	Account Value	Gross Reserve	Reserve Credit
GMDB	$390,097	$21,169	$17,094
GMIB	12,811	255	—
GMWB	1,761	3	—

At December 31, 2013, the Company had the following with guaranteed benefits:

	Subjected		Reinsurance
Benefit and Type of Risk	Account Value	Gross Reserve	Reserve Credit
GMDB	$416,574	$21,448	$17,264
GMIB	14,958	259	—
GMWB	2,648	1	—

21

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

The following table provides information on the GMDB features outstanding at December 31, 2014 and 2013. (Note that the Company’s variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2014 and 2013 is as follows:

	2014	2013
	(in the event of death)
Return of net deposit:
Account value	$213,085	$229,996
Net amount at risk	$14,913	$16,851
Average attained age of contract holders	55	55
Return of net deposits plus a minimum return	$172,866	$181,911
Net amount at risk	$109,715	$115,813
Average attained age of contract holders	65	64
Guaranteed minimum return	5%	5%
Highest specified anniversary account value minus:
Withdrawals post-anniversary:
Account value	$4,146	$4,667
Net amount at risk	$358	$467
Average attained age of contract holders	67	66

GMIB feature offers the contract holder annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant’s age at issue. The separate account values are $12,811 and $14,423 at December 31, 2014 and 2013, respectively.

GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurring surrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

Separate account balances attributable to variable annuity contracts with guarantees at December 31, 2014 and 2013 are as follows:

	2014	2013
Asset type:
Domestic equity	$225,468	$234,179
International equity	30,312	34,944
Bonds	26,447	29,906
Balanced bond/equity	19,548	21,268
Total	301,775	320,297
Money market	18,093	22,302
Total	$319,868	$342,599
Percent of total variable annuity separate account values	10.0%	13.4%

22

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

At December 31, 2014, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	2014
	Amount	% of Total
A. Subject to discretionary withdrawal:
1. With market value adjustment	$958	—%
2. At book value less current surrender charge of 5% or more	5,919.2
3. At fair value	3,197,767	86.0
4. Total with adjustment or at fair value	3,204,644	86.2
5. At book value without adjustment (minimal or no charge or adjustment)	421,321	11.3
B. Not subject to discretionary withdrawal	94,229	2.5
C. Total (gross: direct + assumed)	3,720,194	100.00%
D. Reinsurance ceded	241,909
E. Total (net) (C) + (D)	$3,478,285

6. Fair Value Measurements

The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

The following are the levels of the hierarchy and a brief description of the type of valuation inputs that are used establish each level:

•             Pricing Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets that the Company’s pricing sources have the ability to access.

•             Pricing Level 2 - Valuations based upon quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets, or valuations based on market data.

•             Pricing Level 3 - Valuations that are derived from techniques in which one or more of the significant inputs are unobservable, including broker quotes which are not binding.

23

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

The following describes the valuation techniques used by the Company to determine the fair value of financial instruments held as of December 31, 2014 and 2013:

U.S. Government and U.S. Government Agencies

U.S. Government and U.S. Government agency securities are comprised primarily of bonds issued by the U.S. Treasury, the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, Government National Mortgage Association and the Federal National Mortgage Association. The fair values of U.S. government securities are based on quoted market prices in active markets, and are included in the Level 1 fair value hierarchy. The Company believes the market for U.S. Treasury securities is an actively traded market given the high level of daily trading volume. The fair values of U.S. government agency securities are priced using the spread above the risk-free yield curve. As the yields for the risk-free yield curve and the spreads for these securities are observable market inputs, the fair values of U.S. government agency securities are included in Level 2 of the fair value hierarchy.

Mortgage-backed Securities (“MBS”)

These securities are priced by independent pricing services and/or NAIC or brokers. The pricing provider applies dealer quotes and other available trade information, prepayment speeds, yield curves and credit spreads to the valuation. As the significant inputs used to price the MBS are observable market inputs, the fair value of the MBS is included in the Level 2 fair value hierarchy. Mortgage-backed securities that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

Corporate Bonds

Corporate bonds are comprised of bonds issued by corporations. These securities are generally priced by NAIC or pricing services. The fair values of corporate bonds that are short-term are priced, by the pricing services, using the spread above the London Interbank Offered Rate (“LIBOR”) yield curve and the fair value of corporate bonds that are long term are priced using the spread above the risk-free yield curve. The spreads are sourced from broker/dealers, trade prices and the new issue market. Where pricing is unavailable from pricing services, the Company obtains non-binding quotes from broker/dealers. As the significant inputs used to price corporate bonds are observable market inputs, the fair values of corporate bonds are included in Level 2 of the fair value hierarchy. Bonds that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

Equities

For public common and preferred stock, the Company receives prices from a nationally recognized pricing service that are based on observable market transactions and includes these estimates in the amount disclosed in Level 1. When current market quotes in active markets are unavailable for certain non-redeemable preferred stock held by the Company, the Company receives an estimate of fair value from the pricing service that provides fair value estimates for the Company’s fixed maturities. The service utilizes some of the same methodologies to price the non-redeemable preferred stock as it does for the fixed maturities. The Company includes the estimate in the amount disclosed in Level 2. Equities that are priced using significant unobservable inputs, such as using EBITDA and revenue multiples, are included in Level 3 of the fair value hierarchy.

Cash and Short-Term Investments

The market value of cash and short-term investments is estimated to approximate the carrying value.

24

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Policy Loans, Mortgage Loans and Borrowed Money

The fair value of policy loans, mortgage loans and borrowed money is estimated to approximate the carrying value.

Policy and Contract Reserves

Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

The fair values of other policyholder liabilities were calculated using 1,000 stochastically generated projection scenarios. The fair value of the liabilities of annuities in the payment phase was calculated using a level scenario. In determining the fair value of liabilities, benefits and expenses less premiums under the scenarios were discounted at the approximate net investment earnings rate.

Real Estate

The estimated fair value of real estate is based upon the most recent valuation conducted by a third-party appraiser.

Derivatives

The estimated fair value of derivatives is determined by broker/dealers that make markets in such instruments.

Separate Account Assets and Liabilities

Separate account assets and liabilities are stated at fair value based on the net asset value (“NAV”) of the underlying mutual funds, as determined by the fund manager.

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2014 are as follows:

					NAIC
					Carrying
Description	Level 1	Level 2	Level 3	Total	Value
Assets
Investment securities:
Bonds	$—	$386,323	$80,879	$467,202	$446,983
Preferred stock	6,373	50	—	6,423	6,286
Common stock	4,986	4,352	—	9,338	9,338
Separate account assets	3,199,665	—	—	3,199,665	3,199,665
Cash and short-term investments	6,854	—	—	6,854	6,854
	$3,217,878	$390,725	$80,879	$3,689,482	$3,669,126
Liabilities
Separate account liabilities	$3,199,665	$—	$—	$3,199,665	$3,199,665

25

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

The following table presents a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis in the statement of admitted assets, liabilities and capital and surplus using significant unobservable inputs for the year ended December 31, 2014:

				Total Gains	Total Gains
	Balance at	Transfers	Transfers	(Losses)	(Losses)			Balance at
	January 1,	into	Out of	Included in	Included in			December
	2014	Level 3	Level 3	Income	Surplus	Purchases,	Sales	31, 2014
Bonds	$99,984	$—	$—	$3,055	$(2,348)	$9,962	$(29,774)	$80,879
Common stock	1,784	—	—	(1,765)	—	—	(19)	—

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 are as follows:

					NAIC
					Carrying
Description	Level 1	Level 2	Level 3	Total	Value
Assets
Investment securities:
Bonds	$—	$343,799	$99,984	$443,783	$427,277
Preferred stock	5,034	46	—	5,080	5,286
Common stock	2,604	—	1,784	4,388	4,388
Separate account assets	2,561,281	—	—	2,561,281	2,561,281
Cash and short-term investments	—	17,149	—	17,149	17,149
	$2,568,919	$360,994	$101,768	$3,031,681	$3,015,381
Liabilities
Separate account liabilities	$2,561,201	$—	$—	$2,561,281	$2,561,281

The following table presents a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis in the statement of admitted assets, liabilities and capital and surplus using significant unobservable inputs as of December 31, 2013 are as follows:

				Total Gains	Total Gains
	Balance at	Transfers	Transfers	(Losses)	(Losses)			Balance at
	January 1,	into	Out of	Included in	Included in			December
	2013	Level 3	Level 3	Income	Surplus	Purchases	Sales	31, 2013
Bonds	$97,707	—	—	$5,880	$(58)	$33,558	$(37,103)	$99,984
Preferred stock	209	—	—	(209)	—	—	—	—
Common stock	6,835	—	—	(51)	—	—	(5,000)	1,784
Other invested assets	1,961	—	—	126	452	—	(2,539)	—

26

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Amounts related to the Company’s other financial instruments not measured at fair value on a recurring basis as of December 31, 2014 and 2013 are as follows:

December 31, 2014	Carrying Value	Fair Value
Admitted Assets
Mortgage loan trusts	$21,442	$21,442
Mortgage loans on real estate	791	791
Real estate	858	858
Policy loans	5,915	5,915
Liabilities
Policy and contract reserves (including FHLB deposit liabilities of $74,200)	$283,893	$283,555

December 31, 2013	Carrying Value	Fair Value
Admitted Assets
Mortgage loan trusts	$19,170	$19,170
Mortgage loans on real estate	1,801	1,801
Real estate	1,245	1,245
Policy loans	6,517	6,517
Liabilities
Policy and contract reserves	$211,580	$212,157
Borrowed money	36,379	36,379

7. FHLB Advances

The Company became a member of the Federal Home Loan Bank of Dallas (the “FHLB”) in September 2008. These advances taken are both variable rate and fixed rate advances which range in maturity from two years to twenty years. The Company’s intention is to use the proceeds from these advances to invest in highly-rated Residential Mortgage-backed Securities (“RMBS”) which also qualify as collateral under the program. At December 31, 2014, the Company owned $4,352 of FHLB common stock and had pledged RMBS with a carrying value of $73,514 as collateral. At December 31, 2013, the Company owned $2,604 of FHLB capital stock and has pledged collateral of $42,003 in carrying value of RMBS securities. As of December 31, 2014, the Company had drawn $87,000 in FHLB advances with an unpaid balance of $74,072. As of December 31, 2013, the Company had drawn $71,000 in FHLB advances with an unpaid balance of $36,318. The assets and liability were classified in the general account as the program was established to increase income on the current fixed income portfolio in the general account. During 2014, the Company changed how it reports FHLB’s advances in the statutory basis statement of admitted assets, liabilities and capital and surplus. In 2014, FHLB’s advances are reported as deposit type contract liabilities, which are included in policy and contract reserves. In 2013, FHLB’s reserves were reported separately as borrowed money.

27

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

8. Reinsurance

In 2002, the Company reinsured 100% of its life and accident and health business to Protective Life Insurance Company (“Protective”), Washington National Insurance Company (“WNIC”) and Conseco Life Insurance Co. of Texas (“Conseco”). The total reserves transferred under these agreements were $282,672 and $306,064 for the years ended December 31, 2014 and 2013, respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $16,930 and $17,106 of its $17,083 and $17,253, respectively, GMDB reserves on subject policies to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation for the years ended December 31, 2014 and 2013, respectively.

In 2010, the Company reinsured 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene Life Re Ltd. (“Athene”) on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $168,561 and $173,556 as of December 31, 2014 and 2013, respectively. As part of this transaction, the Company also transferred the related IMR balance and received a ceding commission of $12,408. The gain on this transaction was recorded as an increase to surplus, as special surplus funds, net of tax. The special surplus funds are reduced over time by the corresponding amortization of the IMR. The special surplus funds at December 31, 2014 and 2013 were $2,317 and $3,631, respectively. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2014 and 2013, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

28

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

	2014	2013	2012
Premiums, annuity and fund deposits	$26,052	$27,694	$31,440
Policyholder benefits	41,259	44,522	42,386
Change in insurance and annuity reserves	(15,831)	(19,612)	(16,472)
Policy and contract reserves	522,677	550,690	571,025

The Company entered into a reinsurance agreement with Scottish Re US, Inc. (“SRUS”) effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis upon which the Company maintains possession of the assets which support the reserves ceded. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to SRUS and received a ceding commission of approximately $520, which was amortized to income over the expected life of the underlying business using the straight-line method.

There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2014 and 2013. During 2014, 2013 and 2012, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

The premium, annuity and other consideration amounts included in the statutory basis statements of operations for the years ended December 31, 2014, 2013 and 2012 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $751, $204 and $483 as of December 31, 2014, 2013 and 2012, respectively):

Year ended December 31,	2014	2013	2012
Short duration contracts:
Direct premiums	$2,826	$3,428	$3,998
Reinsurance ceded	(2,826)	(3,428)	(3,998)
Total premiums	$—	$—	$—

Long duration contracts:
Direct premiums	$818,459	$765,135	$447,706
Reinsurance assumed	—	—	57
Reinsurance ceded	(23,225)	(24,266)	(27,442)
Total premiums	$795,234	$740,869	$420,321

9. Commitments and Contingencies

Various lawsuits against the Company may arise in the ordinary course of the Company’s business, some of which the Company may be indemnified for under certain agreements. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company.

29

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

As of December 31, 2014 and 2013, the Company has estimated probable recoveries through premium tax credits to be $467 and $484, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

10.  Federal Income Taxes

Current income taxes incurred for the years ended December 31, 2014, 2013 and 2012 consist of the following major components:

Year ended December 31,	2014	2013	2012
Income tax expense on current year operating income	$876	$181	$—
Prior year overaccrual of tax	(181)	—	—
Current income taxes incurred	$695	$181	$—

As of December 31, 2014, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code.

30

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Components of the deferred tax assets (“DTA”) and deferred tax liabilities (“DTL”) as of December 31, 2014 and 2013 are as follows:

	2014			2013			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$25,193	$2,253	$27,446	$22,846	$2,408	$25,254	$2,347	$(155)	$2,192
Gross deferred tax liabilities	266	—	266	153	—	153	113	—	113
	24,927	2,253	27,180	22,693	2,408	25,101	2,234	(155)	2,079
Less: Nonadmitted deferred tax assets	—	—	—	—	—	—	—	—	—

Net admitted deferred tax assets before statutory valuation allowance	24,927	2,253	27,180	22,693	2,408	25,101	2,234	(155)	2,079
Statutory valuation allowance	19,868	2,253	22,121	22,143	2,408	24,551	(2,275)	(155)	(2,430)

Net admitted deferred tax assets	$5,059	$—	$5,059	$550	$—	$550	$4,509	$—	$4,509

Increase (decrease) in nonadmitted gross deferred tax assets	$—	$—	$—	$—	$—	$—	$—	$—	$—

31

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

The main components and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2014 and 2013 are as follows:

	2014			2013			Change
December 31,	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
DTAs resulting from book/tax differences in:
Net operating loss carryforward	$8,624	$—	$8,624	$9,343	$—	$9,343	$(719)	$—	$(719)
Capital loss carryforward	—	1,250	1,250	—	1,324	1,324	—	(74)	(74)
Insurance reserves	3,052	—	3,052	3,333	—	3,333	(281)	—	(281)
Proxy DAC	13,517	—	13,517	10,171	—	10,171	3,346	—	3,346
Investments	—	1,003	1,003	—	1,084	1,084	—	(81)	(81)

Gross DTAs	25,193	2,253	27,446	22,847	2,408	25,255	2,346	(155)	2,191

Nonadmitted DTAs	—	—	—	—	—	—	—	—	—
DTLs resulting from book/tax differences in:
Fixed assets	189	—	189	105	—	105	84	—	84
Investments	77	—	77	49	—	49	28	—	28

Gross DTLs	266	—	266	154	—	154	112	—	112

Net admitted deferred tax assets before statutory valuation allowance	24,927	2,253	27,180	22,693	2,408	25,101	2,234	(155)	2,079
Statutory valuation allowance	19,868	2,253	22,121	22,143	2,408	24,551	(2,275)	(155)	(2,430)
Net admitted deferred tax assets	$5,059	$—	$5,059	$550	$—	$550	$4,509	$—	$4,509

32

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

The significant book to tax differences in 2014, 2013 and 2012 are as follows:

	2014	2013	2012
Statutory (loss) income before taxes	$(461)	$(570)	$315
Net realized capital losses	(1,721)	(342)	(3,242)

Total pre-tax statutory loss	$(2,182)	$(912)	$(2,927)

Tax benefit at Federal statutory rate (35%)	$(763)	$(319)	$(1,024)
Amounts related to prior years		—	—
IMR/AVR	282	126	572
Tax exempt income/DRD	(309)	(2)	102
Fines and penalties	4	6	2
True up DTA/other	(597)	(10)	348

Total adjustments	(620)	120	1,024

Federal income tax benefit before change in statutory valuation allowance	—	(199)	—
Change in statutory valuation allowance	(2,431)	199	—

Net Federal tax benefit	$(3,814)	$—	$—

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. A statutory valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. Adjustments to the statutory valuation allowance will be made if there is a change in management’s assessment of the amount of the deferred tax asset that is realizable.

As of December 31, 2014 and 2013, the Company had operating loss carryforwards of approximately $24,640 and $26,693 after write-off for amounts expected to expire unused, respectively. Operating loss carryforwards begin to expire in 2018. As of December 31, 2014 and 2013, the Company had capital loss carryforwards of approximately $3,572 and $3,783, respectively.

As a result of the management buyout of JN Financial, certain net operating loss carryforwards are subject to the limitations of IRC Section 382. Following the December 30, 2011 ownership change, the Company determined that the annual utilization of net operating loss carryforwards was limited to $2,053 per year. Accordingly, the Company determined that at least $20,957 of deferred tax assets resulting from net operating losses would expire unused. Such unused net operating losses have been excluded from the deferred tax asset balance as of December 31, 2014.

The Company has historically filed a separate life insurance company Federal income tax return. However, beginning with the 2013 tax year, it was eligible to join the consolidated Federal tax return filing of its parent company, JN Financial and began filing as a life subgroup of the Federal consolidated return.

33

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

The amount of each component of the calculation, by tax character, of the Company’s total adjusted capital ExDTA and the ExDTA Authorized Control Level (“ACL”) RBC ratio at December 31, is as follows:

December 31,	2014	2013
Total capital and surplus	$39,817	$39,447
Adjustments:
AVR	2,743	2,849
Furniture and equipment	—	—
Dividend liability	—	—
Sub AVR	—	—
Sub dividend liability	—	—
P&C non-tabular discounts and/or alien insurance subsidiary - other	—	—
Hedging fair value adjustment	—	—
Credit for capital notes	—	—

Total adjusted capital	42,560	42,296
Less: Deferred tax asset	5,059	550

Total adjusted capital ExDTA	$37,501	$41,746

Authorized control level risk-based capital	$4,474	$3,776

Total adjusted capital ExDTA/Authorized control level risk- based capital	838%	1,105%

11. Related Party Transactions

Effective July 1, 2006, the Company entered into a service agreement with JN Financial. These agreements covered certain general and administrative expenses. During 2014, 2013 and 2012, operating expenses of $18,485, $17,761 and $14,577, respectively, were charged to the Company and are reflected in the accompanying statutory basis statements of operations. Amounts due to JN Financial were $710 and $188 at December 31, 2014 and 2013, respectively. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days.

Effective May 2003, the Company entered into two servicing agreements with its affiliate, Jefferson National Securities Corporation (“JNSC”). The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through JNSC and the Company agrees to reimburse JNSC for all variable commissions paid. The Distribution Agreement stipulates that JNSC agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2014, 2013 and 2012 under these agreements was $2,074, $2,066 and $1,718, respectively.

Effective July 2007, JN Financial, the Company’s parent, created a new subsidiary, JNF Advisors, Inc. (“JNA”). Beginning in May 2007, JNA became the advisor for several variable insurance trust mutual funds offered by the Company offered through its variable annuity products.

34

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Effective February 17, 2011, the Company formed 435 Management LLC as its subsidiary. 435 Management LLC owned certain real estate as a result of foreclosures on residential loans owned by the Company.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

During 2014 and 2013, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

12.  Separate Accounts

Separate account assets and related policy liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

Substantially all separate account liabilities are non-guaranteed. However, the Company also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2014 and 2013 are as follows:

	2014		2013
	Separate	Non-	Separate	Non-
	Accounts With	Guaranteed	Accounts With	Guaranteed
	Guarantees	Separate	Guarantees	Separate
December 31,	Nonindexed	Accounts	Nonindexed	Accounts
Premiums, deposits and other considerations	$—	$794,942	$—	$740,882
For accounts with assets at market value	$914	$3,197,844	$490	$2,559,469

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$914	$—	$490	$—
At market value	—	3,196,100	—	2,557,687
Not subject to discretionary withdrawal	—	1,744	—	1,782

Total separate account liabilities	$914	$3,197,844	$490	$2,559,469

35

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Amounts transferred to non-guaranteed separate accounts in the statutory basis statements of operations of the separate accounts and the general account for the years ended December 31, 2014, 2013 and 2012 are as follows:

Year ended December 31,	2014	2013	2012
Transfers to separate accounts	$794,942	$740,899	$416,499
Transfers from separate accounts	275,816	189,888	155,570
Net transfers to separate accounts	$519,126	$551,011	$260,929

13.  Employee Benefits

The Company provides certain life insurance benefits for a limited number of currently retired employees who worked for the Company prior to 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $273 and $276 at December 31, 2014 and 2013, respectively, and was included in other liabilities. The expenses for these plans were $7 and $21 at December 31, 2014 and 2013, respectively. The discount rate used in determining the benefit obligation was 5.25%.

14.  Capital and Surplus

The maximum amount of dividends which can be paid by the State of Texas life insurance companies to shareholders without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Any such dividend must also be paid from earned surplus as calculated by a formula created by the Texas Department of Insurance. Statutory net loss from operations before federal income taxes and realized capital gains or losses for 2014 was $(460). Statutory surplus with regards to policyholders as of December 31, 2014 was $39,817 The Company had no earned surplus as of December 31, 2014. The maximum dividend payout which may be made without prior approval in 2015 is $-0-.

The Company received downstream capital contributions from JN Financial totaling $23,660 in 2011.

Life and health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2014 and 2013, the Company meets its RBC requirements.

15.  Subsequent Events

The Company’s management has performed subsequent events procedures through March 31, 2015, which is the date the statutory basis financial statements were available to be issued, and other than disclosed below, there were no other subsequent events requiring adjustments to the statutory basis financial statements or disclosures as stated herein.

36

Independent Auditor’s Report

on Supplementary Information

Board of Directors of

Jefferson National Life Insurance Company

Our audits of the basic statutory basis financial statements included in the preceding section of this report were performed for the purpose of forming an opinion on those statements taken as a whole. The supplementary information presented in the following section of this report is presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual and is not a required part of the basic statutory basis financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements. The information has been subjected to the auditing procedures applied in the audits of the basic statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements or to the basic statutory basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the basic statutory basis financial statements taken as a whole.

/s/ BDO USA, LLP

New York, New York

March 31, 2015

37

Jefferson National Life Insurance Company

Selected Financial Data

(dollars in thousands)

As of and for the year ended December 31, 2014
Gross Investment Income Earned (Excluding Amortization of the IMR):
Government bonds	$221
Other bonds (unaffiliated)	19,834
Preferred stock (unaffiliated)	389
Common stock	41
Mortgage loans on real estate	1,251
Policy loans	375
Cash and short-term investments	20
Other invested assets	—
Miscellaneous investment income	—
Gross Investment Income	$22,131

Bonds and Short-term Investments By Class and Maturity:
Bonds by maturity — statement value:
Due within one year or less	$18,449
Over 1 year through 5 years	96,286
Over 5 years through 10 years	194,969
Over 10 years through 20 years	86,306
Over 20 years	57,680
Total By Maturity	$453,690

Bonds By Class — Statement Value:
Class 1	$345,881
Class 2	90,630
Class 3	17,179
Class 4	—
Class 5	—
Class 6	—
Total By Class	$453,690
Total bonds publicly traded	$338,494
Total bonds privately placed	115,196

Preferred stocks — statement value	6,286
Short-term investments — book value	6,706
Cash on deposit	148
Life Insurance In-Force:
Ordinary	$186

38

Jefferson National Life Insurance Company

Selected Financial Data

(dollars in thousands)

December 31, 2014
Life Insurance Policies With Disability Provision In-Force:
Ordinary	$43,407
Group life	1,608

Supplementary Contracts In Force:
Ordinary - not involving life contingencies - amount of income payable	1,150
Ordinary - involving life contingencies - amount of income payable	1,942
Group - not involving life contingencies - amount of income payable	82
Group - involving life contingencies - amount of income payable	1,787

Annuities:
Ordinary:
Immediate - amount of income payable	280
Deferred - fully paid account balance	16,596
Deferred - not fully paid -account balance	3,491,148

39

ANNUAL STATEMENT FOR THE YEAR 2014 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

SUMMARY INVESTMENT SCHEDULE

			Admitted Assets as Reported
	Gross Investment Holdings		in the Annual Statement
				4
				Securities
				Lending	5
				Reinvested	Total
	1	2	3	Collateral	(Col. 3 + 4)	6
Investment Categories	Amount	Percentage	Amount	Amount	Amount	Percentage
1. Bonds:
1.1 U.S. treasury securities	8,704,900	1.746	8,704,900	0	8,704,900	1.746
1.2 U.S. government agency obligations (excluding mortgage-backed securities):
1.21 Issued by U.S. government agencies		0.000			0	0.000
1.22 Issued by U.S. government sponsored agencies		0.000			0	0.000
1.3 Non-U.S. government (including Canada, excluding mortgaged-backed securities)	7,555,869	1.515	7,555,869	0	7,555,869	1.516
1.4 Securities issued by states, territories, and possessions and political subdivisions in the U.S. :
1.41 States, territories and possessions general obligations		0.000			0	0.000
1.42 Political subdivisions of states, territories and possessions and political subdivisions general obligations	300,000	0.060	300,000	0	300,000	0.060
1.43 Revenue and assessment obligations	4,100,407	0.822	4,100,407	0	4,100,407	0.823
1.44 Industrial development and similar obligations		0.000			0	0.000
1.5 Mortgage-backed securities (includes residential and commercial MBS):
1.51 Pass-through securities:
1.511 Issued or guaranteed by GNMA	338,395	0.068	338,395	0	338,395	0.068
1.512 Issued or guaranteed by FNMA and FHLMC	71,217,972	14.282	71,217,972	0	71,217,972	14.287
1.513 All other		0.000			0	0.000
1.52 CMOs and REMICs:
1.521 Issued or guaranteed by GNMA, FNMA, FHLMC or VA	4,980,551	0.999	4,980,551	0	4,980,551	0.999
1.522 Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by agencies shown in Line 1.521		0.000			0	0.000
1.523 All other	168,267,489	33.743	168,267,489	0	168,267,489	33.757
2. Other debt and other fixed income securities (excluding short-term):
2.1 Unaffiliated domestic securities (includes credit tenant loans and hybrid securities)	146,981,446	29.475	146,981,446	0	146,981,446	29.487
2.2 Unaffiliated non-U.S. securities (including Canada)	34,536,211	6.926	34,536,211	0	34,536,211	6.928
2.3 Affiliated securities		0.000			0	0.000
3. Equity interests:
3.1 Investments in mutual funds		0.000			0	0.000
3.2 Preferred stocks:
3.21 Affiliated		0.000			0	0.000
3.22 Unaffiliated	6,285,560	1.260	6,285,560	0	6,285,560	1.261
3.3 Publicly traded equity securities (excluding preferred stocks):
3.31 Affiliated		0.000			0	0.000
3.32 Unaffiliated	2,389,412	0.479	2,389,412	0	2,389,412	0.479
3.4 Other equity securities:
3.41 Affiliated		0.000			0	0.000
3.42 Unaffiliated	6,948,480	1.393	6,948,480	0	6,948,480	1.394
3.5 Other equity interests including tangible personal property under lease:
3.51 Affiliated		0.000			0	0.000
3.52 Unaffiliated		0.000			0	0.000
4. Mortgage loans:
4.1 Construction and land development		0.000			0	0.000
4.2 Agricultural		0.000			0	0.000
4.3 Single family residential properties	790,636	0.159	790,636		790,636	0.159
4.4 Multifamily residential properties		0.000			0	0.000
4.5 Commercial loans	21,442,107	4.300	21,442,107		21,442,107	4.302
4.6 Mezzanine real estate loans		0.000			0	0.000
5. Real estate investments:
5.1 Property occupied by company		0.000	0		0	0.000
5.2 Property held for production of income (including $0 of property acquired in satisfaction of debt)		0.000	0		0	0.000
5.3 Property held for sale (including $0 property acquired in satisfaction of debt)	858,279	0.172	858,279		858,279	0.172
6. Contract loans	6,117,553	1.227	5,914,938		5,914,938	1.187
7. Derivatives		0.000	0		0	0.000
8. Receivables for securities		0.000	0		0	0.000
9. Securities Lending (Line 10, Asset Page reinvested collateral)		0.000	0	XXX	XXX	XXX
10. Cash, cash equivalents and short-term investments	6,854,030	1.374	6,854,030	0	6,854,030	1.375
11. Other invested assets		0.000			0	0.000
12. Total invested assets	498,669,297	100.000	498,466,682	0	498,466,682	100.000

SI01

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

For The Year Ended December 31, 2014

(To Be Filed by April 1)

Of The JEFFERSON NATIONAL LIFE INSURANCE COMPANY
ADDRESS (City, State and Zip Code) Louisville, KY 40223

NAIC Group Code 3381 NAIC Company Code 64017 Federal Employer’s Identification Number (FEIN) 75–0300900

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.                   Reporting entity’s total admitted assets as reported on Page 2 of this annual statement. $514,333,872

2.                   Ten largest exposures to a single issuer/borrower/investment.

				4
	1	2	3	Percentage of Total
	Issuer	Description of Exposure	Amount	Admitted Assets
2.01	ABSHE 2004–HE8 M1	BOND	$12,514,023	2.4%
2.02	RAMP 2004–RZ2 AI6	BOND	$9,367,520	1.8%
2.03	BATLN 2013–4A D	BOND	$7,452,792	1.4%
2.04	ALM 2013–7R2A D	BOND	$7,109,386	1.4%
2.05	WTFRT 2007–1A B	BOND	$7,007,438	1.4%
2.06	SYMP 2006–2A B	BOND	$6,332,195	1.2%
2.07	JFIN 2012–1A C	BOND	$6,311,113	1.2%
2.08	CENT9 2005–9A A2	BOND	$6,208,996	1.2%
2.09	ICOT 2013–IRV E	BOND	$5,343,846	1.0%
2.10	CEN11 2006–11A A2	BOND	$5,319,199	1.0%

3.              Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC designation.

	Bonds	1	2		Preferred Stocks	3	4
3.01	NAIC-1	$345,880,578	67.2%	3.07	P/RP-1		$0.0%
3.02	NAIC-2	$90,630,262	17.6%	3.08	P/RP-2	$3,605,560	0.7%
3.03	NAIC-3	$17,178,816	3.3%	3.09	P/RP-3	$2,680,000	0.5%
3.04	NAIC-4		$0.0%	3.10	P/RP-4		$0.0%
3.05	NAIC-5		$0.0%	3.11	P/RP-5		$0.0%
3.06	NAIC-6		$0.0%	3.12	P/RP-6		$0.0%

4.	Assets held in foreign investments:
4.01	Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?						Yes ☐ No ☒
	If response to 4.01 above is yes, responses are not required for interrogatories 5 - 10.

4.02	Total admitted assets held in foreign investments					$114,054,84	22.2%
4.03	Foreign-currency-denominated investments						$0.0%
4.04	Insurance liabilities denominated in that same foreign currency						$0.0%

285

SUPPLEMENT FOR THE YEAR 2014 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

5.	Aggregate foreign investment exposure categorized by NAIC sovereign designation:

		1	2
5.01	Countries designated NAIC-1	$109,632,240	21.3%
5.02	Countries designated NAIC-2	$4,421,944	0.9%
5.03	Countries designated NAIC-3 or below		$0.0%

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign designation:

		1	2
	Countries designated NAIC - 1:
6.01	Country 1: CAYMAN ISLANDS	$73,084,646	14.2%
6.02	Country 2: NETHERLANDS	$7,360,852	1.4%
	Countries designated NAIC - 2:
6.03	Country 1: MEXICO	$2,454,224	0.5%
6.04	Country 2: BRAZIL	$992,288	0.2%
	Countries designated NAIC - 3 or below:
6.05	Country 1:		$0.0%
6.06	Country 2:		$0.0%

		1	2
7.	Aggregate unhedged foreign currency exposure		$0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation:

		1	2
8.01	Countries designated NAIC-1		$0.0%
8.02	Countries designated NAIC-2		$0.0%
8.03	Countries designated NAIC-3 or below		$0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign designation:

		1	2
	Countries designated NAIC - 1:
9.01	Country 1:		$0.0%
9.02	Country 2:		$0.0%
	Countries designated NAIC - 2:
9.03	Country 1:		$0.0%
9.04	Country 2:		$0.0%
	Countries designated NAIC - 3 or below:
9.05	Country 1:		$0.0%
9.06	Country 2:		$0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	1	2
	Issuer	NAIC Designation	3	4
10.01	WTFRT 2007–1A B	1AM	$7,007,438	1.4%
10.02	CENT9 2005–9A A2	1FE	$6,208,996	1.2%
10.03	CEN11 2006–11A A2	1FE	$5,319,199	1.0%
10.04	OCP 2012–2A D	1AM	$4,882,787	0.9%
10.05	BATLN 2013–4A C	1AM	$4,730,750	0.9%
10.06	JFIN 2012–1A B2	1FE	$4,115,669	0.8%
10.07	APID 2013–12A D	1AM	$3,977,540	0.8%
10.08	SYMP 2006–2A A3	1FE	$3,793,226	0.7%
10.09	ACASC 2013–2A D	1AM	$3,526,444	0.7%
10.10	PRSP 2006–1A C	1AM	$3,385,687	0.7%

285.1

SUPPLEMENT FOR THE YEAR 2014 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01	Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

		1	2
11.02	Total admitted assets held in Canadian investments		$0.0%
11.03	Canadian-currency-denominated investments		$0.0%
11.04	Canadian-denominated insurance liabilities		$0.0%
11.05	Unhedged Canadian currency exposure		$0.0%

12.	Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions:

12.01	Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 12.01 is yes, response are not required for the remainder of interrogatory 12.

	1	2	3
12.02	Aggregate statement value of investments with contractual sales restrictions		$0.0%
	Largest three investments with contractual sales restrictions:
12.03			$0.0%
12.04			$0.0%
12.05			$0.0%

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01	Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets?	Yes ☐ No ☒

If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

	1
	Issuer	2	3
13.02	FEDERAL HOME LOAN BANK OF DALLAS	$4,351,800	0.8%
13.03	WELLS FARGO & COMPANY	$2,881,800	0.6%
13.04	SSGA RETIREMENT INCOME PORTFOLIO	$2,090,170	0.4%
13.05	DYNASTY LIQUID ALT PORTFOLIO	$506,510	0.1%
13.06	RENAISSANCERE HOLDINGS L	$500,000	0.1%
13.07	CITIGROUP INC	$500,000	0.1%
13.08	CAPITAL ONE FINANCIAL CO	$500,000	0.1%
13.09	FIFTH THIRD BANCORP	$500,000	0.1%
13.10	GOLDMAN SACHS GROUP INC	$500,000	0.1%
13.11	MORGAN STANLEY	$500,000	0.1%

285.2

SUPPLEMENT FOR THE YEAR 2014 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

14.	Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

14.01	Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.

	1	2	3
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities		$0.0%
	Largest three investments held in nonaffiliated, privately placed equities:
14.03			$0.0%
14.04			$0.0%
14.05			$0.0%

15.	Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

15.01	Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

	1	2	3
15.02	Aggregate statement value of investments held in general partnership interests		$0.0%
	Largest three investments in general partnership interests:
15.03			$0.0%
15.04			$0.0%
15.05			$0.0%

16.	Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

16.01	Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets?	Yes ☐ No ☒

If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

	1 Type (Residential, Commercial, Agricultural)	2	3

16.02	RESIDENTIAL	$641,478	0.1%
16.03	COMMERICAL	$620,776	0.1%
16.04	COMMERICAL	$586,768	0.1%
16.05	COMMERICAL	$519,310	0.1%
16.06	COMMERICAL	$519,071	0.1%
16.07	COMMERICAL	$505,137	0.1%
16.08	COMMERICAL	$481,175	0.1%
16.09	COMMERICAL	$421,274	0.1%
16.10	COMMERICAL	$399,575	0.1%
16.11	COMMERICAL	$380,094	0.1%

285.3

SUPPLEMENT FOR THE YEAR 2014 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

	Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:
							Loans
16.12	Construction loans						$		0.0%
16.13	Mortgage loans over 90 days past due						$		0.0%
16.14	Mortgage loans in the process of foreclosure						$313,848		0.1%
16.15	Mortgage loans foreclosed						$		0.0%
16.16	Restructured mortgage loans						$2,090,626		0.4%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

		Residential			Commercial			Agricultural
Loan to Value		1		2	3		4	5	6
17.01	above 95%	$		0.0%		$246,385	0.0%	$	0.0%
17.02	91 to 95%	$		0.0%	$		0.0%	$	0.0%
17.03	81 to 90%	$		0.0%	$		0.0%	$	0.0%
17.04	71 to 80%	$		0.0%		$2,905,173	0.6%	$	0.0%
17.05	below 70%		$790,637	0.2%		$18,290,551	3.6%	$	0.0%

18.	Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

18.01	Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets?								Yes ☒ No ☐

	If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

	Largest five investments in any one parcel or group of contiguous parcels of real estate.

	Description
	1							2	3
18.02							$		0.0%
18.03							$		0.0%
18.04							$		0.0%
18.05							$		0.0%
18.06							$		0.0%

19.	Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

19.01	Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets?								Yes ☒ No ☐

	If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

	1							2	3
19.02	Aggregate statement value of investments held in mezzanine real estate loans:						$		0.0%
	Largest three investments held in mezzanine real estate loans:
19.03							$		0.0%
19.04							$		0.0%
19.05							$		0.0%

285.4

SUPPLEMENT FOR THE YEAR 2014 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

20.	Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

						At End of Each Quarter
		At Year End			1st Quarter	2nd Quarter	3rd Quarter
		1		2	3	4	5
20.01	Securities lending agreements (do not include assets held as collateral for such transactions)	$		0.0%	$	$	$
20.02	Repurchase agreements	$		0.0%	$	$	$
20.03	Reverse repurchase agreements	$		0.0%	$	$	$
20.04	Dollar repurchase agreements	$		0.0%	$	$	$
20.05	Dollar reverse repurchase agreements	$		0.0%	$	$	$

21.	Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned				Written
		1			2	3	4
21.01	Hedging	$			0.0%	$	0.0%
21.02	Income generation	$			0.0%	$	0.0%
21.03	Other	$			0.0%	$	0.0%

22.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

						At End of Each Quarter
		At Year End			1st Quarter	2nd Quarter	3rd Quarter
		1		2	3	4	5
22.01	Hedging		$0	0.0%	$	$	$
22.02	Income generation		$0	0.0%	$	$	$
22.03	Replications		$0	0.0%	$	$	$
22.04	Other		$0	0.0%	$	$	$

23.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

						At End of Each Quarter
		At Year End			1st Quarter	2nd Quarter	3rd Quarter
		1		2	3	4	5
23.01	Hedging		$0	0.0%	$	$	$
23.02	Income generation	$		0.0%	$	$	$
23.03	Replications	$		0.0%	$	$	$
23.04	Other	$		0.0%	$	$	$

285.5

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report to Contract Owners

December 31, 2014

Jefferson National Life Annuity Account C

ANNUAL REPORT TO CONTRACT OWNERS

Table of Contents

December 31, 2014

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Statement of Assets and Liabilities

December 31, 2014

	SHARES	COST	VALUE
Assets:
Investments in portfolio shares, at net asset value (Note 2):
The Alger Portfolios:
Capital Appreciation Portfolio	41,244.617	$2,456,823	$2,942,803
Large Cap Growth Portfolio	22,562.746	991,013	1,325,561
Mid Cap Growth Portfolio	35,211.551	400,506	697,893
Small Cap Growth Portfolio	60,063.452	1,724,213	1,787,488
AllianceBernstein Variable Products Series Fund, Inc.:
Growth and Income Portfolio	2,142.877	43,504	64,372
American Century Variable Portfolios, Inc:
Balanced Fund	33,620.990	245,164	267,958
Income & Growth Fund	15,015.843	102,144	151,810
Inflation Protection Fund	9,670.070	101,436	100,471
International Fund	65,160.638	507,447	650,303
Large Company Value Fund	255.570	1,670	3,893
Ultra Fund	2,151.918	28,314	34,710
Value Fund	115,544.469	693,435	1,087,273
Columbia Funds Variable Series Trust:
Seligman Global Technology Fund	2,919.824	67,026	84,967
Direxion Insurance Trust:
Dynamic VP HY Bond Fund	3,048.351	48,988	48,002
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio	15,076.421	268,382	277,406
The Dreyfus Socially Responsible Growth Fund, Inc.	56,282.290	1,674,883	2,587,296
Dreyfus Stock Index Fund	186,214.561	5,690,665	8,377,793
Dreyfus Variable Investment Fund:
International Value Portfolio	9,793.465	100,861	103,321
Federated Insurance Series:
High Income Bond Fund II	54,409.159	374,874	375,966
Kaufmann Fund II	9,113.040	119,063	167,589
Managed Volatility Fund II	43,351.212	419,311	456,487
Guggenheim Variable Insurance Funds:
Multi-Hedge Strategies Fund	472.557	10,600	11,251
Rydex Banking Fund	249.370	3,166	2,970
Rydex Basic Materials Fund	7,178.917	188,568	151,906
Rydex Biotechnology Fund	18,489.606	1,181,126	1,418,339
Rydex Commodities Strategy Fund	877.521	9,809	6,283
Rydex Consumer Products Fund	4,193.276	203,154	252,393
Rydex Dow 2X Strategy Fund	1,081.829	123,704	121,813
Rydex Electronics Fund	2,440.775	116,582	117,180
Rydex Energy Fund	20,412.194	594,801	461,314
Rydex Energy Services Fund	32,126.120	695,509	456,512
Rydex Europe 1.25X Strategy Fund	1,533.404	23,996	24,580
Rydex Financial Services Fund	779.404	13,944	17,497
Rydex Government Long Bond 1.2X Strategy Fund	3,108.151	123,783	140,705
Rydex Health Care Fund	4,694.915	256,732	276,155
Rydex Internet Fund	3,146.200	63,345	62,232
Rydex Inverse Dow 2X Strategy Fund	32.449	1,242	1,107
Rydex Inverse Government Long Bond Strategy Fund	57.708	2,793	2,086
Rydex Inverse Mid-Cap Strategy Fund	0.429	23	14
Rydex Inverse NASDAQ-100® Strategy Fund	93.972	3,607	2,345
Rydex Inverse Russell 2000® Strategy Fund	55.928	1,756	1,661
Rydex Inverse S&P 500 Strategy Fund	1,078.568	33,410	18,002
Rydex Japan 2X Strategy Fund	1,346.257	22,589	12,345
Rydex Leisure Fund	54.622	4,972	4,795
Rydex Mid Cap 1.5X Strategy Fund	2,824.042	90,678	98,954
Rydex NASDAQ-100® Fund	4,427.322	104,955	149,201
Rydex NASDAQ-100® 2X Strategy Fund	17,942.288	825,581	746,398

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Statement of Assets and Liabilities – Continued

December 31, 2014

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
Guggenheim Variable Insurance Funds: (continued)
Rydex Nova Fund	58.905	$7,105	$9,187
Rydex Precious Metals Fund	10,907.548	502,917	301,049
Rydex Real Estate Fund	6,688.567	226,868	243,532
Rydex Retailing Fund	968.385	18,576	18,806
Rydex Russell 2000® 1.5X Strategy Fund	772.015	35,438	41,681
Rydex Russell 2000® 2X Strategy Fund	528.041	109,449	95,059
Rydex S&P 500 2X Strategy Fund	1,487.285	340,985	338,014
Rydex S&P 500 Pure Growth Fund	2,930.788	112,746	139,242
Rydex S&P 500 Pure Value Fund	802.651	96,881	114,322
Rydex S&P MidCap 400 Pure Growth Fund	1,039.024	40,907	35,378
Rydex S&P MidCap 400 Pure Value Fund	79.801	8,675	8,583
Rydex S&P SmallCap 600 Pure Growth Fund	146.036	6,637	6,667
Rydex S&P SmallCap 600 Pure Value Fund	92.318	12,255	12,135
Rydex Strengthening Dollar 2X Strategy Fund	81.946	2,896	3,456
Rydex Technology Fund	740.964	47,149	52,815
Rydex Transportation Fund	2,431.387	64,586	73,986
Rydex U.S. Government Money Market Fund	13,971.314	13,971	13,973
Rydex Utilities Fund	8,390.013	190,800	212,686
Rydex Weakening Dollar 2X Strategy Fund	0.425	8	7
Invesco Variable Insurance Funds:
Core Equity Fund Series I	2,889.616	73,083	118,503
Diversified Dividend Fund Series I	10,222.188	217,620	237,258
Global Health Care Fund Series I	3,573.433	77,701	120,712
Global Real Estate Fund Series I	52,625.975	750,061	907,272
High Yield Fund Series I	28,616.912	155,063	158,251
Mid Cap Core Equity Fund Series II	3,209.510	32,043	44,420
Money Market Fund Series I	2,770,434.720	2,770,435	2,770,435
Technology Fund Series I	798.282	13,820	15,766
Value Opportunities Fund Series I	4,702.329	38,492	46,036
Janus Aspen Series - Institutional:
Balanced Portfolio	14,462.292	404,887	454,550
Enterprise Portfolio	90,933.709	3,488,631	5,616,066
Forty Portfolio	6,623.612	271,971	266,732
Global Research Portfolio	144,350.803	4,133,574	5,983,342
Janus Portfolio	122,991.485	2,963,888	4,398,174
Overseas Portfolio	30,191.265	1,245,259	983,028
Perkins Mid Cap Value Portfolio	4,852.333	81,373	91,079
Lazard Retirement Series, Inc:
Emerging Markets Equity Portfolio	46,094.289	994,748	920,042
International Equity Portfolio	5,902.280	68,530	73,779
US Small-Mid Cap Equity Portfolio	60,877.167	537,494	497,975
US Strategic Equity Portfolio	6,393.170	81,317	77,677
Legg Mason Partners Variable Equity Trust:
ClearBridge Aggressive Growth Portfolio	6,377.970	193,657	191,849
ClearBridge Equity Income Portfolio	1,397.184	15,176	22,314
ClearBridge Large Cap Growth Portfolio	77.762	1,454	1,703
Legg Mason Partners Variable Income Trust:
Western Asset Global High Yield Bond Portfolio	3,325.796	27,139	24,678
Lord Abbett Series Fund, Inc:
Calibrated Dividend Growth Portfolio	17,779.389	297,231	276,470
Growth and Income Portfolio	20,983.964	460,326	745,770
Neuberger Berman Advisers Management Trust:
Large Cap Value Portfolio	21,729.663	259,380	356,151
Mid Cap Growth Portfolio	849.892	22,027	20,822
Mid Cap Intrinsic Value Portfolio	4,981.789	80,233	89,025

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Statement of Assets and Liabilities – Continued

December 31, 2014

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
Neuberger Berman Advisers Management Trust: (continued)
Short Duration Bond Portfolio	16,033.028	$178,889	$170,914
Small-Cap Growth Portfolio	1,628.976	29,011	29,208
Socially Responsive Portfolio	759.385	15,941	18,134
Northern Lights Variable Trust:
JNF SSgA Sector Rotation Portfolio	2,087,489.676	41,563,291	72,602,891
JNF SSgA Tactical Allocation Portfolio	288,716.773	4,529,372	5,924,469
PIMCO Variable Insurance Trust (Administrative Class):
All Asset Portfolio	11,553.689	132,903	119,697
CommodityRealReturn Strategy Portfolio	2,718.339	18,781	13,211
Emerging Markets Bond Portfolio	3,476.684	50,646	44,118
Foreign Bond US Dollar-Hedged Portfolio	6,915.089	74,832	75,374
Global Bond Unhedged Portfolio	3,173.520	39,980	37,924
High Yield Portfolio	4,800.224	39,257	37,969
Long-Term US Government Portfolio	9,225.788	103,686	111,171
Low Duration Portfolio	9,203.552	97,269	97,373
Real Return Portfolio	44,066.455	607,771	564,491
Short-Term Portfolio	4,261.077	43,645	43,719
Total Return Portfolio	82,286.254	942,443	921,606
Pioneer Variable Contracts Trust:
Disciplined Value Portfolio	216.584	2,803	3,042
Emerging Markets Portfolio	2,732.350	62,345	58,499
Equity Income Portfolio	8,093.545	162,705	241,754
Fund Portfolio	6,875.835	155,857	184,892
High Yield Portfolio	3,633.686	37,031	34,847
Mid Cap Value Portfolio	1,460.767	24,121	33,000
Strategic Income Portfolio	3,374.577	35,201	34,623
Royce Capital Fund:
Micro-Cap Portfolio	27,396.586	312,007	311,498
Small-Cap Portfolio	32,016.990	361,384	405,016
Third Avenue Variable Series Trust:
Value Portfolio	40,426.608	569,181	679,167
Van Eck VIP Trust:
Emerging Markets Fund	25,509.962	330,127	330,353
Global Hard Assets Fund	10,746.479	352,832	272,638
Multi-Manager Alternatives Fund	3,951.315	39,559	39,829
Unconstrained Emerging Markets Bond Fund	3,632.933	39,723	33,896
Wells Fargo Advantage VT Funds:
Discovery Fund	28,261.106	677,013	867,899
Opportunity Fund	42,509.898	654,806	1,226,835
Total assets			$138,951,914
The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Statement of Assets and Liabilities – Continued

December 31, 2014

	UNITS	UNIT VALUE	VALUE
Net assets attributable to:
Contract owners' deferred annuity reserves:
The Alger Portfolios:
Capital Appreciation Portfolio	348,782.271	$8.364680	$2,917,452
Large Cap Growth Portfolio	439,134.861	3.018574	1,325,561
Mid Cap Growth Portfolio	178,087.720	3.918816	697,893
Small Cap Growth Portfolio	622,986.222	2.869225	1,787,488
AllianceBernstein Variable Products Series Fund, Inc.:
Growth and Income Portfolio	31,979.925	2.012890	64,372
American Century Variable Portfolios, Inc:
Balanced Fund	15,373.141	17.430289	267,958
Income & Growth Fund	73,854.353	2.055534	151,810
Inflation Protection Fund	7,182.196	13.988954	100,471
International Fund	312,206.611	2.082926	650,303
Large Company Value Fund	304.946	12.766829	3,893
Ultra Fund	2,030.698	17.092828	34,710
Value Fund	289,583.426	3.754609	1,087,273
Columbia Funds Variable Series Trust:
Seligman Global Technology Fund	73,610.011	1.130787	83,237
Direxion Insurance Trust:
Dynamic VP HY Bond Fund	3,937.357	12.191468	48,002
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio	12,386.157	22.396414	277,406
The Dreyfus Socially Responsible Growth Fund, Inc.	727,995.010	3.533173	2,572,132
Dreyfus Stock Index Fund	1,896,846.707	4.350886	8,252,964
Dreyfus Variable Investment Fund:
International Value Portfolio	66,686.230	1.549363	103,321
Federated Insurance Series:
High Income Bond Fund II	121,745.650	3.088129	375,966
Kaufmann Fund II	10,466.448	16.012049	167,589
Managed Volatility Fund II	170,164.642	2.659232	452,507
Guggenheim Variable Insurance Funds:
Multi-Hedge Strategies Fund	1,209.952	9.298862	11,251
Rydex Banking Fund	432.509	6.865921	2,970
Rydex Basic Materials Fund	8,033.840	18.908304	151,906
Rydex Biotechnology Fund	42,545.972	33.336633	1,418,339
Rydex Commodities Strategy Fund	1,834.819	3.424424	6,283
Rydex Consumer Products Fund	10,733.280	23.515008	252,393
Rydex Dow 2X Strategy Fund	5,655.195	21.540011	121,813
Rydex Electronics Fund	10,326.499	11.347552	117,180
Rydex Energy Fund	23,610.704	19.538345	461,314
Rydex Energy Services Fund	26,514.886	17.119590	453,924
Rydex Europe 1.25X Strategy Fund	2,363.347	10.400609	24,580
Rydex Financial Services Fund	1,610.160	10.866917	17,497
Rydex Government Long Bond 1.2X Strategy Fund	74,427.123	1.890511	140,705
Rydex Health Care Fund	11,321.705	24.391650	276,155
Rydex Internet Fund	2,868.881	21.692248	62,232
Rydex Inverse Dow 2X Strategy Fund	1,258.228	0.880076	1,107
Rydex Inverse Government Long Bond Strategy Fund	6,585.099	0.316766	2,086
Rydex Inverse Mid-Cap Strategy Fund	6.375	2.160615	14
Rydex Inverse NASDAQ-100® Strategy Fund	1,145.729	2.046450	2,345
Rydex Inverse Russell 2000® Strategy Fund	833.974	1.991189	1,661
Rydex Inverse S&P 500 Strategy Fund	75,635.470	0.238016	18,002
Rydex Japan 2X Strategy Fund	1,086.913	11.358222	12,345
Rydex Leisure Fund	232.467	20.626615	4,795
Rydex Mid Cap 1.5X Strategy Fund	25,481.543	3.883350	98,954
Rydex NASDAQ-100® Fund	4,622.960	32.273908	149,201
Rydex NASDAQ-100® 2X Strategy Fund	19,452.682	38.369941	746,398

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Statement of Assets and Liabilities – Continued

December 31, 2014

	UNITS	UNIT VALUE	VALUE
Net assets attributable to: (continued)
Contract owners' deferred annuity reserves: (continued)
Guggenheim Variable Insurance Funds: (continued)
Rydex Nova Fund	448.575	$20.480697	$9,187
Rydex Precious Metals Fund	40,236.632	7.481956	301,049
Rydex Real Estate Fund	12,752.413	19.096946	243,532
Rydex Retailing Fund	872.419	21.555988	18,806
Rydex Russell 2000® 1.5X Strategy Fund	12,626.386	3.301071	41,681
Rydex Russell 2000® 2X Strategy Fund	8,193.111	11.602274	95,059
Rydex S&P 500 2X Strategy Fund	16,301.774	20.734804	338,014
Rydex S&P 500 Pure Growth Fund	6,597.705	21.104642	139,242
Rydex S&P 500 Pure Value Fund	5,462.629	20.928082	114,322
Rydex S&P MidCap 400 Pure Growth Fund	1,401.433	25.244018	35,378
Rydex S&P MidCap 400 Pure Value Fund	418.858	20.490662	8,583
Rydex S&P SmallCap 600 Pure Growth Fund	312.689	21.321481	6,667
Rydex S&P SmallCap 600 Pure Value Fund	654.155	18.549961	12,135
Rydex Strengthening Dollar 2X Strategy Fund	504.921	6.844932	3,456
Rydex Technology Fund	3,196.179	16.524539	52,815
Rydex Transportation Fund	2,900.963	25.503830	73,986
Rydex U.S. Government Money Market Fund	14,092.463	0.991488	13,973
Rydex Utilities Fund	9,578.305	22.204925	212,686
Rydex Weakening Dollar 2X Strategy Fund	0.897	7.922503	7
Invesco Variable Insurance Funds:
Core Equity Fund Series I	6,980.786	16.975528	118,503
Diversified Dividend Fund Series I	15,201.937	15.607060	237,258
Global Health Care Fund Series I	50,008.775	2.413813	120,712
Global Real Estate Fund Series I	272,247.852	3.332523	907,272
High Yield Fund Series I	4,585.091	18.679760	85,648
Mid Cap Core Equity Fund Series II	18,502.996	2.400713	44,420
Money Market Fund Series I	283,192.460	9.742719	2,759,065
Technology Fund Series I	16,191.232	0.973740	15,766
Value Opportunities Fund Series I	24,230.202	1.899960	46,036
Janus Aspen Series - Institutional:
Balanced Portfolio	27,064.086	16.795331	454,550
Enterprise Portfolio	1,087,550.321	5.156865	5,608,350
Forty Portfolio	15,608.479	17.088898	266,732
Global Research Portfolio	1,615,659.291	3.675072	5,937,664
Janus Portfolio	1,162,416.327	3.720986	4,325,335
Overseas Portfolio	304,868.745	3.224429	983,028
Perkins Mid Cap Value Portfolio	5,934.749	15.346725	91,079
Lazard Retirement Series, Inc:
Emerging Markets Equity Portfolio	32,602.013	28.194709	919,204
International Equity Portfolio	4,520.773	16.320025	73,779
US Small-Mid Cap Equity Portfolio	171,902.093	2.896854	497,975
US Strategic Equity Portfolio	39,004.145	1.991506	77,677
Legg Mason Partners Variable Equity Trust:
ClearBridge Aggressive Growth Portfolio	9,895.127	19.388181	191,849
ClearBridge Equity Income Portfolio	1,508.110	14.796036	22,314
ClearBridge Large Cap Growth Portfolio	19.903	17.089185	340
Legg Mason Partners Variable Income Trust:
Western Asset Global High Yield Bond Portfolio	1,476.560	16.713142	24,678
Lord Abbett Series Fund, Inc:
Calibrated Dividend Growth Portfolio	104,958.612	2.634085	276,470
Growth and Income Portfolio	332,772.198	2.241082	745,770
Neuberger Berman Advisers Management Trust:
Large Cap Value Portfolio	134,606.580	2.594901	349,291
Mid Cap Growth Portfolio	10,532.038	1.977017	20,822
Mid Cap Intrinsic Value Portfolio	28,618.226	3.110788	89,025

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Statement of Assets and Liabilities – Continued

December 31, 2014

	UNITS	UNIT VALUE	VALUE
Net assets attributable to: (continued)
Contract owners' deferred annuity reserves: (continued)
Neuberger Berman Advisers Management Trust: (continued)
Short Duration Bond Portfolio	119,173.754	$1.434154	$170,914
Small-Cap Growth Portfolio	14,746.938	1.980581	29,208
Socially Responsive Portfolio	847.336	21.401694	18,134
Northern Lights Variable Trust:
JNF SSgA Sector Rotation Portfolio - Qualified	4,831,613.412	14.431126	69,725,622
JNF SSgA Sector Rotation Portfolio - Nonqualified	134,106.622	14.431126	1,935,310
JNF SSgA Tactical Allocation Portfolio	400,468.929	14.377254	5,757,644
PIMCO Variable Insurance Trust (Administrative Class):
All Asset Portfolio	8,417.099	14.220660	119,697
CommodityRealReturn Strategy Portfolio	1,812.631	7.288569	13,211
Emerging Markets Bond Portfolio	2,836.365	15.554296	44,118
Foreign Bond US Dollar-Hedged Portfolio	4,745.486	15.883264	75,374
Global Bond Unhedged Portfolio	2,639.488	14.367763	37,924
High Yield Portfolio	2,375.066	15.986328	37,969
Long-Term US Government Portfolio	6,129.198	18.137955	111,171
Low Duration Portfolio	7,644.275	12.738079	97,373
Real Return Portfolio	356,830.457	1.581959	564,491
Short-Term Portfolio	3,754.307	11.645027	43,719
Total Return Portfolio	557,675.407	1.652585	921,606
Pioneer Variable Contracts Trust:
Disciplined Value Portfolio	233.885	13.004798	3,042
Emerging Markets Portfolio	6,538.482	8.946906	58,499
Equity Income Portfolio	121,674.576	1.986890	241,754
Fund Portfolio	114,214.909	1.618812	184,892
High Yield Portfolio	2,080.162	16.751821	34,847
Mid Cap Value Portfolio	1,795.010	18.384067	33,000
Strategic Income Portfolio	2,327.909	14.872960	34,623
Royce Capital Fund:
Micro-Cap Portfolio	114,279.955	2.725746	311,498
Small-Cap Portfolio	115,842.744	3.447421	399,359
Third Avenue Variable Series Trust:
Value Portfolio	312,494.043	2.173375	679,167
Van Eck VIP Trust:
Emerging Markets Fund	131,699.925	2.508380	330,353
Global Hard Assets Fund	77,668.974	3.510261	272,638
Multi-Manager Alternatives Fund	36,994.381	1.076633	39,829
Unconstrained Emerging Markets Bond Fund	17,348.438	1.953809	33,896
Wells Fargo Advantage VT Funds:
Discovery Fund	32,936.294	26.350833	867,899
Opportunity Fund	284,176.749	4.317156	1,226,835
Net assets attributable to contract owners' deferred annuity reserves			$137,444,564

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Statement of Assets and Liabilities – Continued

December 31, 2014

VALUE
Net assets attributable to contract owners' deferred annuity reserves from prior page	$137,444,564
Net assets attributable to contract owners' annuity payment reserves:
The Alger Portfolios:
Capital Appreciation Portfolio	$25,351
Columbia Funds Variable Series Trust:
Seligman Global Technology Fund	1,730
The Dreyfus Socially Responsible Growth Fund, Inc	15,164
Dreyfus Stock Index Fund	124,829
Federated Insurance Series:
Managed Volatility Fund II	3,980
Guggenheim Variable Insurance Funds:
Energy Services Fund	2,588
Invesco Variable Insurance Funds:
High Yield Fund	72,603
Money Market Fund	11,370
Janus Aspen Series - Institutional:
Enterprise Portfolio	7,716
Global Research Portfolio	45,678
Janus Portfolio	72,839
Lazard Retirement Series, Inc:
Emerging Markets Equity Portfolio	838
Legg Mason Partners Variable Equity Trust:
ClearBridge Large Cap Growth Portfolio	1,363
Legg Mason Partners Variable Income Trust:
Neuberger Berman Advisers Management Trust:
Large Cap Value Portfolio	6,860
Northern Lights Variable Trust:
JNF SSgA Sector Rotation Portfolio - Qualified	922,924
JNF SSgA Tactical Allocation Portfolio	166,825
Royce Capital Fund:
Small-Cap Portfolio	5,657
Net assets attributable to contract owners' annuity payment reserves	$1,488,315
Net assets attributable to contract owners' death benefit reserves:
Northern Lights Variable Trust:
JNF SSgA Sector Rotation Portfolio	$19,035
Net assets attributable to contract owners' death benefit reserves	$19,035
Net assets attributable to contract owners' reserves	$138,951,914

The accompanying notes are an integral part of these financial statements.

This page intentionally left blank.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Statements of Operations

For the Year Ended December 31, 2014

	THE ALGER PORTFOLIOS				ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND
	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH	GROWTH AND INCOME
Investment income:
Income dividends from investments in portfolio shares	$2,660	$2,041	$—	$—	$819
Expenses:
Mortality and expense risk fees	29,152	13,152	7,503	17,924	596
Net investment income (expense)	(26,492)	(11,111)	(7,503)	(17,924)	223
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	241,579	49,074	68,533	26,555	198
Net realized short-term capital gain distributions from investments in portfolio shares	86,491	132,873	—	5,503	—
Net realized long-term capital gain distributions from investments in portfolio shares	338,805	73,918	—	158,403	—
Net realized gain (loss) on investments in portfolio shares	666,875	255,865	68,533	190,461	198
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(284,798)	(120,830)	(12,314)	(187,118)	4,531
Net increase (decrease) in net assets from operations	$355,585	$123,924	$48,716	$(14,581)	$4,952

Statements of Changes in Net Assets

For the Year Ended December 31, 2014

	THE ALGER PORTFOLIOS				ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND
	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH	GROWTH AND INCOME
Changes from operations:
Net investment income (expense)	$(26,492)	$(11,111)	$(7,503)	$(17,924)	$223
Net realized gain (loss) on investments in portfolio shares	666,875	255,865	68,533	190,461	198
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(284,798)	(120,830)	(12,314)	(187,118)	4,531
Net increase (decrease) in net assets from operations	355,585	123,924	48,716	(14,581)	4,952
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	81,567	44,549	19,532	51,769	2,470
Contract redemptions	(260,984)	(130,065)	(93,406)	(143,527)	(20)
Net transfers (including mortality transfers)	(122,132)	(2,862)	(77,617)	3,750	—
Net increase (decrease) in net assets from contract owners' transactions	(301,549)	(88,378)	(151,491)	(88,008)	2,450
Net increase (decrease) in net assets	54,036	35,546	(102,775)	(102,589)	7,402
Net assets, beginning of period	2,888,767	1,290,015	800,668	1,890,077	56,970
Net assets, end of period	$2,942,803	$1,325,561	$697,893	$1,787,488	$64,372

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	AMERICAN CENTURY VARIABLE PORTFOLIOS								COLUMBIA FUNDS VARIABLE SERIES TRUST
	BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	ULTRA	VALUE	VISTA (a)*	SELIGMAN GLOBAL TECHNOLOGY
Investment income:
Income dividends from investments in portfolio shares	$3,577	$3,708	$1,034	$11,502	$54	$131	$15,818	$—	$—
Expenses:
Mortality and expense risk fees	2,379	1,889	907	6,907	36	338	10,273	114	1,112
Net investment income (expense)	1,198	1,819	127	4,595	18	(207)	5,545	(114)	(1,112)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	8,593	24,214	(4,965)	24,590	21	858	3,732	9,350	20,547
Net realized short-term capital gain distributions from investments in portfolio shares	4,988	—	—	—	—	—	—	—	3,609
Net realized long-term capital gain distributions from investments in portfolio shares	6,617	—	2,336	—	—	—	—	3,917	4,136
Net realized gain (loss) on investments in portfolio shares	20,198	24,214	(2,629)	24,590	21	858	3,732	13,267	28,292
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	176	(5,266)	5,348	(74,567)	370	2,211	107,161	(13,556)	(2,995)
Net increase (decrease) in net assets from operations	$21,572	$20,767	$2,846	$(45,382)	$409	$2,862	$116,438	$(403)	$24,185

	AMERICAN CENTURY VARIABLE PORTFOLIOS								COLUMBIA FUNDS VARIABLE SERIES TRUST
	BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	ULTRA	VALUE	VISTA (a)*	SELIGMAN GLOBAL TECHNOLOGY
Changes from operations:
Net investment income (expense)	$1,198	$1,819	$127	$4,595	$18	$(207)	$5,545	$(114)	$(1,112)
Net realized gain (loss) on investments in portfolio shares	20,198	24,214	(2,629)	24,590	21	858	3,732	13,267	28,292
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	176	(5,266)	5,348	(74,567)	370	2,211	107,161	(13,556)	(2,995)
Net increase (decrease) in net assets from operations	21,572	20,767	2,846	(45,382)	409	2,862	116,438	(403)	24,185
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	6,807	4,062	5,992	18,084	—	175	35,614	—	2,770
Contract redemptions	(20,340)	(22,282)	(225)	(30,610)	—	(514)	(23,921)	—	(42,882)
Net transfers (including mortality transfers)	115,948	(33,873)	(5,828)	5,363	—	(2,037)	(16,340)	(35,729)	(11,890)
Net increase (decrease) in net assets from contract owners' transactions	102,415	(52,093)	(61)	(7,163)	—	(2,376)	(4,647)	(35,729)	(52,002)
Net increase (decrease) in net assets	123,987	(31,326)	2,785	(52,545)	409	486	111,791	(36,132)	(27,817)
Net assets, beginning of period	143,971	183,136	97,686	702,848	3,484	34,224	975,482	36,132	112,784
Net assets, end of period	$267,958	$151,810	$100,471	$650,303	$3,893	$34,710	$1,087,273	$—	$84,967

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Statements of Operations – Continued

For the Year Ended December 31, 2014

	DIREXION INSURANCE TRUST	DREYFUS INVESTMENT PORTFOLIOS			DREYFUS VARIABLE INVESTMENT FUND	FEDERATED INSURANCE SERIES
	DYNAMIC VP HY BOND	SMALL CAP STOCK INDEX	DREYFUS SOCIALLY RESPONSIBLE GROWTH	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II
Investment income:
Income dividends from investments in portfolio shares	$992	$1,587	$26,163	$145,954	$1,598	$29,159	$—	$11,996
Expenses:
Mortality and expense risk fees	535	1,890	25,225	83,642	1,019	4,485	1,605	4,322
Net investment income (expense)	457	(303)	938	62,312	579	24,674	(1,605)	7,674
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,067	19,937	103,869	373,954	700	4,170	4,364	4,934
Net realized short-term capital gain distributions from investments in portfolio shares	—	1,463	6,747	16,233	—	—	—	8,291
Net realized long-term capital gain distributions from investments in portfolio shares	—	13,607	164,362	83,348	—	—	17,283	16,962
Net realized gain (loss) on investments in portfolio shares	1,067	35,007	274,978	473,535	700	4,170	21,647	30,187
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,197)	(14,005)	16,745	452,452	(12,155)	(18,566)	(7,109)	(27,816)
Net increase (decrease) in net assets from operations	$327	$20,699	$292,661	$988,299	$(10,876)	$10,278	$12,933	$10,045

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	DIREXION INSURANCE TRUST	DREYFUS INVESTMENT PORTFOLIOS			DREYFUS VARIABLE INVESTMENT FUND	FEDERATED INSURANCE SERIES
	DYNAMIC VP HY BOND	SMALL CAP STOCK INDEX	DREYFUS SOCIALLY RESPONSIBLE GROWTH	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II
Changes from operations:
Net investment income (expense)	$457	$(303)	$938	$62,312	$579	$24,674	$(1,605)	$7,674
Net realized gain (loss) on investments in portfolio shares	1,067	35,007	274,978	473,535	700	4,170	21,647	30,187
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,197)	(14,005)	16,745	452,452	(12,155)	(18,566)	(7,109)	(27,816)
Net increase (decrease) in net assets from operations	327	20,699	292,661	988,299	(10,876)	10,278	12,933	10,045
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2,898	4,272	39,284	120,676	7,645	12,490	5,707	6,054
Contract redemptions	(1,483)	(608)	(167,902)	(1,143,905)	(4,057)	(84,259)	(4,475)	(5,607)
Net transfers (including mortality transfers)	6,599	149,727	2,038	47,861	9,097	(66,128)	(3,823)	102,276
Net increase (decrease) in net assets from contract owners' transactions	8,014	153,391	(126,580)	(975,368)	12,685	(137,897)	(2,591)	102,723
Net increase (decrease) in net assets	8,341	174,090	166,081	12,931	1,809	(127,619)	10,342	112,768
Net assets, beginning of period	39,661	103,316	2,421,215	8,364,862	101,512	503,585	157,247	343,719
Net assets, end of period	$48,002	$277,406	$2,587,296	$8,377,793	$103,321	$375,966	$167,589	$456,487

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS
	LONG SHORT EQUITY	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX COMMODITIES STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$48	$6,944	$—	$—
Expenses:
Mortality and expense risk fees	130	99	29	1,558	11,331	82
Net investment income (expense)	(130)	(99)	19	5,386	(11,331)	(82)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,713	117	3	(6,617)	224,000	(47)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	433	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	126	13,167	—	—
Net realized gain (loss) on investments in portfolio shares	1,713	117	562	6,550	224,000	(47)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,882)	369	(511)	(15,936)	6,382	(3,059)
Net increase (decrease) in net assets from operations	$(299)	$387	$70	$(4,000)	$219,051	$(3,188)

	GUGGENHEIM VARIABLE INSURANCE FUNDS
	LONG SHORT EQUITY	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX COMMODITIES STRATEGY
Changes from operations:
Net investment income (expense)	$(130)	$(99)	$19	$5,386	$(11,331)	$(82)
Net realized gain (loss) on investments in portfolio shares	1,713	117	562	6,550	224,000	(47)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,882)	369	(511)	(15,936)	6,382	(3,059)
Net increase (decrease) in net assets from operations	(299)	387	70	(4,000)	219,051	(3,188)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	575	1,776	125	14,932	17,993	105
Contract redemptions	—	—	—	(15,965)	(6,197)	—
Net transfers (including mortality transfers)	(14,979)	—	—	166	173,708	1,062
Net increase (decrease) in net assets from contract owners' transactions	(14,404)	1,776	125	(867)	185,504	1,167
Net increase (decrease) in net assets	(14,703)	2,163	195	(4,867)	404,555	(2,021)
Net assets, beginning of period	14,703	9,088	2,775	156,773	1,013,784	8,304
Net assets, end of period	$—	$11,251	$2,970	$151,906	$1,418,339	$6,283

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Statements of Operations – Continued

For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY	RYDEX ENERGY SERVICES
Investment income:
Income dividends from investments in portfolio shares	$1,056	$—	$—	$653	$—
Expenses:
Mortality and expense risk fees	2,078	1,097	631	6,469	6,750
Net investment income (expense)	(1,022)	(1,097)	(631)	(5,816)	(6,750)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	6,047	(17,960)	(7,003)	4,455	(77,900)
Net realized short-term capital gain distributions from investments in portfolio shares	—	48,905	—	5,006	—
Net realized long-term capital gain distributions from investments in portfolio shares	12,558	9,067	—	52,024	52,927
Net realized gain (loss) on investments in portfolio shares	18,605	40,012	(7,003)	61,485	(24,973)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	4,341	(19,341)	577	(160,716)	(193,517)
Net increase (decrease) in net assets from operations	$21,924	$19,574	$(7,057)	$(105,047)	$(225,240)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY	RYDEX ENERGY SERVICES
Changes from operations:
Net investment income (expense)	$(1,022)	$(1,097)	$(631)	$(5,816)	$(6,750)
Net realized gain (loss) on investments in portfolio shares	18,605	40,012	(7,003)	61,485	(24,973)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	4,341	(19,341)	577	(160,716)	(193,517)
Net increase (decrease) in net assets from operations	21,924	19,574	(7,057)	(105,047)	(225,240)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	15,498	1,602	(2)	25,981	38,969
Contract redemptions	(45)	(42)	(145)	(112,071)	(43,584)
Net transfers (including mortality transfers)	18,414	(559)	124,249	(29,668)	13,322
Net increase (decrease) in net assets from contract owners' transactions	33,867	1,001	124,102	(115,758)	8,707
Net increase (decrease) in net assets	55,791	20,575	117,045	(220,805)	(216,533)
Net assets, beginning of period	196,602	101,238	135	682,119	673,045
Net assets, end of period	$252,393	$121,813	$117,180	$461,314	$456,512

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY	RYDEX INVERSE NASDAQ-100® STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$554	$91	$532	$—	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	284	205	621	2,281	737	123	25	—	27
Net investment income (expense)	270	(114)	(89)	(2,281)	(737)	(123)	(25)	—	(27)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	68	2,537	(2,279)	16,649	3,258	(7,779)	(106)	—	(166)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	1,235	3,801	—	39	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	7,125	2,364	—	178	—	—
Net realized gain (loss) on investments in portfolio shares	68	2,537	(2,279)	25,009	9,423	(7,779)	111	—	(166)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,225)	(491)	21,657	8,292	(10,757)	3,644	(816)	(2)	(378)
Net increase (decrease) in net assets from operations	$(3,887)	$1,932	$19,289	$31,020	$(2,071)	$(4,258)	$(730)	$(2)	$(571)

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY	RYDEX INVERSE NASDAQ-100® STRATEGY
Changes from operations:
Net investment income (expense)	$270	$(114)	$(89)	$(2,281)	$(737)	$(123)	$(25)	$—	$(27)
Net realized gain (loss) on investments in portfolio shares	68	2,537	(2,279)	25,009	9,423	(7,779)	111	—	(166)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,225)	(491)	21,657	8,292	(10,757)	3,644	(816)	(2)	(378)
Net increase (decrease) in net assets from operations	(3,887)	1,932	19,289	31,020	(2,071)	(4,258)	(730)	(2)	(571)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	(1)	1,741	—	4,760	126	—	—	—	1
Contract redemptions	—	(136)	(1,601)	(2,944)	(813)	(2,765)	(57)	—	—
Net transfers (including mortality transfers)	1,023	(7,642)	109,934	180,077	(31,570)	(25,525)	(2)	—	(17)
Net increase (decrease) in net assets from contract owners' transactions	1,022	(6,037)	108,333	181,893	(32,257)	(28,290)	(59)	—	(16)
Net increase (decrease) in net assets	(2,865)	(4,105)	127,622	212,913	(34,328)	(32,548)	(789)	(2)	(587)
Net assets, beginning of period	27,445	21,602	13,083	63,242	96,560	33,655	2,875	16	2,932
Net assets, end of period	$24,580	$17,497	$140,705	$276,155	$62,232	$1,107	$2,086	$14	$2,345

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Statements of Operations – Continued

For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$10	$—
Expenses:
Mortality and expense risk fees	146	207	165	104	834
Net investment income (expense)	(146)	(207)	(165)	(94)	(834)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(5,560)	(2,637)	(2,763)	1,536	1,454
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	4,028	44	4,256
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	6,047	607	6,965
Net realized gain (loss) on investments in portfolio shares	(5,560)	(2,637)	7,312	2,187	12,675
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	4,327	(415)	(11,899)	(2,414)	(2,954)
Net increase (decrease) in net assets from operations	$(1,379)	$(3,259)	$(4,752)	$(321)	$8,887

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY
Changes from operations:
Net investment income (expense)	$(146)	$(207)	$(165)	$(94)	$(834)
Net realized gain (loss) on investments in portfolio shares	(5,560)	(2,637)	7,312	2,187	12,675
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	4,327	(415)	(11,899)	(2,414)	(2,954)
Net increase (decrease) in net assets from operations	(1,379)	(3,259)	(4,752)	(321)	8,887
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	(1)	(1)	(1)	4,607
Contract redemptions	—	(40)	—	—	(83)
Net transfers (including mortality transfers)	(28,774)	(3,188)	(11,099)	(18,616)	19,434
Net increase (decrease) in net assets from contract owners' transactions	(28,774)	(3,229)	(11,100)	(18,617)	23,958
Net increase (decrease) in net assets	(30,153)	(6,488)	(15,852)	(18,938)	32,845
Net assets, beginning of period	31,814	24,490	28,197	23,733	66,109
Net assets, end of period	$1,661	$18,002	$12,345	$4,795	$98,954
The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$8	$544	$3,028	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	1,881	4,944	212	4,092	1,739	92	437	2,737	2,679
Net investment income (expense)	(1,881)	(4,944)	(204)	(3,548)	1,289	(92)	(437)	(2,737)	(2,679)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	22,470	62,274	8,746	(110,468)	5,412	(1,331)	14,519	29,989	44,568
Net realized short-term capital gain distributions from investments in portfolio shares	—	150,209	—	—	—	—	—	41,770	69,743
Net realized long-term capital gain distributions from investments in portfolio shares	11,425	75,915	—	—	—	959	—	8,648	6,442
Net realized gain (loss) on investments in portfolio shares	33,895	288,398	8,746	(110,468)	5,412	(372)	14,519	80,407	120,753
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,175)	(124,880)	(13,380)	32,533	16,574	987	(13,163)	(104,564)	(61,707)
Net increase (decrease) in net assets from operations	$29,839	$158,574	$(4,838)	$(81,483)	$23,275	$523	$919	$(26,894)	$56,367

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY
Changes from operations:
Net investment income (expense)	$(1,881)	$(4,944)	$(204)	$(3,548)	$1,289	$(92)	$(437)	$(2,737)	$(2,679)
Net realized gain (loss) on investments in portfolio shares	33,895	288,398	8,746	(110,468)	5,412	(372)	14,519	80,407	120,753
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,175)	(124,880)	(13,380)	32,533	16,574	987	(13,163)	(104,564)	(61,707)
Net increase (decrease) in net assets from operations	29,839	158,574	(4,838)	(81,483)	23,275	523	919	(26,894)	56,367
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2,272	5,401	7	3,670	1,874	1,997	729	4,119	2,568
Contract redemptions	(700)	(3,284)	(3,427)	(7,084)	(2,815)	—	(146)	(2,701)	(30,377)
Net transfers (including mortality transfers)	(59,629)	278,962	(89,509)	40,164	205,532	3,218	(7,866)	(418,011)	58,470
Net increase (decrease) in net assets from contract owners' transactions	(58,057)	281,079	(92,929)	36,750	204,591	5,215	(7,283)	(416,593)	30,661
Net increase (decrease) in net assets	(28,218)	439,653	(97,767)	(44,733)	227,866	5,738	(6,364)	(443,487)	87,028
Net assets, beginning of period	177,419	306,745	106,954	345,782	15,666	13,068	48,045	538,546	250,986
Net assets, end of period	$149,201	$746,398	$9,187	$301,049	$243,532	$18,806	$41,681	$95,059	$338,014

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Statements of Operations – Continued

For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH
Investment income:
Income dividends from investments in portfolio shares	$—	$365	$—	$33	$—
Expenses:
Mortality and expense risk fees	1,693	858	832	394	436
Net investment income (expense)	(1,693)	(493)	(832)	(361)	(436)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	21,990	8,011	(4,730)	7,007	8,276
Net realized short-term capital gain distributions from investments in portfolio shares	11,149	2,022	6,850	4,104	—
Net realized long-term capital gain distributions from investments in portfolio shares	7,965	4,249	7,487	1,814	—
Net realized gain (loss) on investments in portfolio shares	41,104	14,282	9,607	12,925	8,276
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(21,664)	(6,219)	(11,863)	(10,471)	(8,522)
Net increase (decrease) in net assets from operations	$17,747	$7,570	$(3,088)	$2,093	$(682)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH
Changes from operations:
Net investment income (expense)	$(1,693)	$(493)	$(832)	$(361)	$(436)
Net realized gain (loss) on investments in portfolio shares	41,104	14,282	9,607	12,925	8,276
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(21,664)	(6,219)	(11,863)	(10,471)	(8,522)
Net increase (decrease) in net assets from operations	17,747	7,570	(3,088)	2,093	(682)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,905	1,475	2,998	1,053	1,640
Contract redemptions	(1,296)	(150)	(15)	—	—
Net transfers (including mortality transfers)	(47,003)	35,816	(26,483)	(31,568)	(41,196)
Net increase (decrease) in net assets from contract owners' transactions	(46,394)	37,141	(23,500)	(30,515)	(39,556)
Net increase (decrease) in net assets	(28,647)	44,711	(26,588)	(28,422)	(40,238)
Net assets, beginning of period	167,889	69,611	61,966	37,005	46,905
Net assets, end of period	$139,242	$114,322	$35,378	$8,583	$6,667

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)							INVESCO VARIABLE INSURANCE FUNDS
	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY	CORE EQUITY	DIVERSIFIED DIVIDEND
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—	$2,676	$—	$992	$3,176
Expenses:
Mortality and expense risk fees	340	39	327	901	167	1,958	—	1,141	1,687
Net investment income (expense)	(340)	(39)	(327)	(901)	(167)	718	—	(149)	1,489
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	5,036	103	2,535	20,697	—	21,006	(7)	537	525
Net realized short-term capital gain distributions from investments in portfolio shares	2,563	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	3,949	—	—	—	—	—	—	554	—
Net realized gain (loss) on investments in portfolio shares	11,548	103	2,535	20,697	—	21,006	(7)	1,091	525
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(11,272)	700	2,233	(3,874)	—	9,866	—	6,728	16,785
Net increase (decrease) in net assets from operations	$(64)	$764	$4,441	$15,922	$(167)	$31,590	$(7)	$7,670	$18,799

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)							INVESCO VARIABLE INSURANCE FUNDS
	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY	CORE EQUITY	DIVERSIFIED DIVIDEND
Changes from operations:
Net investment income (expense)	$(340)	$(39)	$(327)	$(901)	$(167)	$718	$—	$(149)	$1,489
Net realized gain (loss) on investments in portfolio shares	11,548	103	2,535	20,697	—	21,006	(7)	1,091	525
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(11,272)	700	2,233	(3,874)	—	9,866	—	6,728	16,785
Net increase (decrease) in net assets from operations	(64)	764	4,441	15,922	(167)	31,590	(7)	7,670	18,799
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,482	124	1,095	1	2	2,273	(1)	3,047	8,614
Contract redemptions	—	—	(235)	(3,530)	(6,942)	(36,355)	—	—	—
Net transfers (including mortality transfers)	(23,261)	(1,531)	24,529	(43,073)	(79)	64,648	—	107	101,733
Net increase (decrease) in net assets from contract owners' transactions	(21,779)	(1,407)	25,389	(46,602)	(7,019)	30,566	(1)	3,154	110,347
Net increase (decrease) in net assets	(21,843)	(643)	29,830	(30,680)	(7,186)	62,156	(8)	10,824	129,146
Net assets, beginning of period	33,978	4,099	22,985	104,666	21,159	150,530	15	107,679	108,112
Net assets, end of period	$12,135	$3,456	$52,815	$73,986	$13,973	$212,686	$7	$118,503	$237,258

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Statements of Operations – Continued

For the Year Ended December 31, 2014

	INVESCO VARIABLE INSURANCE FUNDS (continued)					INVESCO VARIABLE INSURANCE FUNDS (continued)
	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE	HIGH YIELD	MID CAP CORE EQUITY	MONEY MARKET	TECHNOLOGY	VALUE OPPORTUNITIES
Investment income:
Income dividends from investments in portfolio shares	$—	$13,996	$7,974	$—	$389	$—	$517
Expenses:
Mortality and expense risk fees	1,156	9,346	1,690	442	29,641	147	439
Net investment income (expense)	(1,156)	4,650	6,284	(442)	(29,252)	(147)	78
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	9,750	60,012	(36)	345	—	1,033	135
Net realized short-term capital gain distributions from investments in portfolio shares	415	—	—	1,367	—	50	—
Net realized long-term capital gain distributions from investments in portfolio shares	3,872	—	—	3,627	—	1,176	—
Net realized gain (loss) on investments in portfolio shares	14,037	60,012	(36)	5,339	—	2,259	135
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,612	53,157	(5,349)	(3,552)	0	(621)	2,089
Net increase (decrease) in net assets from operations	$18,493	$117,819	$899	$1,345	$(29,252)	$1,491	$2,302

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	INVESCO VARIABLE INSURANCE FUNDS (continued)					INVESCO VARIABLE INSURANCE FUNDS (continued)
	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE	HIGH YIELD	MID CAP CORE EQUITY	MONEY MARKET	TECHNOLOGY	VALUE OPPORTUNITIES
Changes from operations:
Net investment income (expense)	$(1,156)	$4,650	$6,284	$(442)	$(29,252)	$(147)	$78
Net realized gain (loss) on investments in portfolio shares	14,037	60,012	(36)	5,339	—	2,259	135
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,612	53,157	(5,349)	(3,552)	—	(621)	2,089
Net increase (decrease) in net assets from operations	18,493	117,819	899	1,345	(29,252)	1,491	2,302
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	4,909	83,309	2,812	313	55,565	1,860	—
Contract redemptions	(14,290)	(146,386)	(6,251)	(59)	(341,928)	(2,133)	(18)
Net transfers (including mortality transfers)	(8,873)	(49,221)	(4,078)	(90)	(12,899)	(3,689)	1,415
Net increase (decrease) in net assets from contract owners' transactions	(18,254)	(112,298)	(7,517)	164	(299,262)	(3,962)	1,397
Net increase (decrease) in net assets	239	5,521	(6,618)	1,509	(328,514)	(2,471)	3,699
Net assets, beginning of period	120,473	901,751	164,869	42,911	3,098,949	18,237	42,337
Net assets, end of period	$120,712	$907,272	$158,251	$44,420	$2,770,435	$15,766	$46,036

The accompanying notes are an integral part of these financial statements.

	JANUS ASPEN SERIES - INSTITUTIONAL
	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH	JANUS	OVERSEAS	PERKINS MID CAP VALUE
Investment income:
Income dividends from investments in portfolio shares	$7,064	$8,920	$340	$65,717	$15,337	$67,357	$2,929
Expenses:
Mortality and expense risk fees	4,046	56,182	2,247	61,353	42,094	11,541	886
Net investment income (expense)	3,018	(47,262)	(1,907)	4,364	(26,757)	55,816	2,043
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	2,328	433,872	3,291	305,548	226,320	(85,761)	3,119
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	10,109	381,698	62,946	—	297,758	81,018	6,402
Net realized gain (loss) on investments in portfolio shares	12,437	815,570	66,237	305,548	524,078	(4,743)	9,521
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	13,769	(167,397)	(48,187)	64,721	(22,212)	(196,540)	(5,020)
Net increase (decrease) in net assets from operations	$29,224	$600,911	$16,143	$374,633	$475,109	$(145,467)	$6,544

	JANUS ASPEN SERIES - INSTITUTIONAL
	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH	JANUS	OVERSEAS	PERKINS MID CAP VALUE
Changes from operations:
Net investment income (expense)	$3,018	$(47,262)	$(1,907)	$4,364	$(26,757)	$55,816	$2,043
Net realized gain (loss) on investments in portfolio shares	12,437	815,570	66,237	305,548	524,078	(4,743)	9,521
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	13,769	(167,397)	(48,187)	64,721	(22,212)	(196,540)	(5,020)
Net increase (decrease) in net assets from operations	29,224	600,911	16,143	374,633	475,109	(145,467)	6,544
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	23,583	117,932	2,798	99,359	105,378	96,448	4,718
Contract redemptions	(9,087)	(583,293)	(560)	(589,061)	(248,587)	(58,699)	—
Net transfers (including mortality transfers)	28,013	(270,152)	10,049	(111,456)	(223,340)	(75,314)	(9,879)
Net increase (decrease) in net assets from contract owners' transactions	42,509	(735,513)	12,287	(601,158)	(366,549)	(37,565)	(5,161)
Net increase (decrease) in net assets	71,733	(134,602)	28,430	(226,525)	108,560	(183,032)	1,383
Net assets, beginning of period	382,817	5,750,668	238,302	6,209,867	4,289,614	1,166,060	89,696
Net assets, end of period	$454,550	$5,616,066	$266,732	$5,983,342	$4,398,174	$983,028	$91,079

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Statements of Operations – Continued

For the Year Ended December 31, 2014

	LAZARD RETIREMENT SERIES				LEGG MASON PARTNERS VARIABLE EQUITY TRUST	LEGG MASON PARTNERS VARIABLE EQUITY TRUST (continued)
	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE ALL CAP VALUE (b)*	CLEARBRIDGE EQUITY INCOME	CLEARBRIDGE LARGE CAP GROWTH
Investment income:
Income dividends from investments in portfolio shares	$16,515	$1,258	$—	$474	$305	$9	$466	$22
Expenses:
Mortality and expense risk fees	10,571	894	5,082	695	1,863	96	204	229
Net investment income (expense)	5,944	364	(5,082)	(221)	(1,558)	(87)	262	(207)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	23,197	8,732	(8,459)	15,236	23,875	2,513	60	2,223
Net realized short-term capital gain distributions from investments in portfolio shares	90	—	28,843	955	39	—	—	49
Net realized long-term capital gain distributions from investments in portfolio shares	9,011	—	52,760	7,289	10,997	120	—	795
Net realized gain (loss) on investments in portfolio shares	32,298	8,732	73,144	23,480	34,911	2,633	60	3,067
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(90,393)	(13,784)	(20,721)	(12,991)	(16,651)	(1,907)	2,115	(1,423)
Net increase (decrease) in net assets from operations	$(52,151)	$(4,688)	$47,341	$10,268	$16,702	$639	$2,437	$1,437

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	LAZARD RETIREMENT SERIES				LEGG MASON PARTNERS VARIABLE EQUITY TRUST	LEGG MASON PARTNERS VARIABLE EQUITY TRUST (continued)
	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE ALL CAP VALUE (b)*	CLEARBRIDGE EQUITY INCOME	CLEARBRIDGE LARGE CAP GROWTH
Changes from operations:
Net investment income (expense)	$5,944	$364	$(5,082)	$(221)	$(1,558)	$(87)	$262	$(207)
Net realized gain (loss) on investments in portfolio shares	32,298	8,732	73,144	23,480	34,911	2,633	60	3,067
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(90,393)	(13,784)	(20,721)	(12,991)	(16,651)	(1,907)	2,115	(1,423)
Net increase (decrease) in net assets from operations	(52,151)	(4,688)	47,341	10,268	16,702	639	2,437	1,437
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	26,594	417	28,938	1,152	2,142	769	946	—
Contract redemptions	(13,266)	(133)	(62,417)	—	(300)	(66)	—	(1,855)
Net transfers (including mortality transfers)	(86,002)	(12,651)	(28,910)	(8,670)	(1,025)	(12,831)	—	(39,093)
Net increase (decrease) in net assets from contract owners' transactions	(72,674)	(12,367)	(62,389)	(7,518)	817	(12,128)	946	(40,948)
Net increase (decrease) in net assets	(124,825)	(17,055)	(15,048)	2,750	17,519	(11,489)	3,383	(39,511)
Net assets, beginning of period	1,044,867	90,834	513,023	74,927	174,330	11,489	18,931	41,214
Net assets, end of period	$920,042	$73,779	$497,975	$77,677	$191,849	$—	$22,314	$1,703

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	LEGG MASON PARTNERS VARIABLE INCOME TRUST		LORD ABBETT SERIES FUND		NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
	WESTERN ASSET GLOBAL HIGH YIELD BOND	WESTERN ASSET STRATEGIC BOND (c)*	CALIBRATED DIVIDEND GROWTH	GROWTH AND INCOME	LARGE CAP VALUE	MID CAP GROWTH
Investment income:
Income dividends from investments in portfolio shares	$1,819	$380	$4,584	$5,144	$2,723	$—
Expenses:
Mortality and expense risk fees	758	672	2,551	7,662	3,565	204
Net investment income (expense)	1,061	(292)	2,033	(2,518)	(842)	(204)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	5,274	(270)	3,037	33,657	17,740	408
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	9,005	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	26,553	—	—	8,079
Net realized gain (loss) on investments in portfolio shares	5,274	(270)	38,595	33,657	17,740	8,487
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,388)	5,742	(14,806)	18,801	12,508	(7,026)
Net increase (decrease) in net assets from operations	$4,947	$5,180	$25,822	$49,940	$29,406	$1,257

	LEGG MASON PARTNERS VARIABLE INCOME TRUST		LORD ABBETT SERIES FUND		NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
	WESTERN ASSET GLOBAL HIGH YIELD BOND	WESTERN ASSET STRATEGIC BOND (c)*	CALIBRATED DIVIDEND GROWTH	GROWTH AND INCOME	LARGE CAP VALUE	MID CAP GROWTH
Changes from operations:
Net investment income (expense)	$1,061	$(292)	$2,033	$(2,518)	$(842)	$(204)
Net realized gain (loss) on investments in portfolio shares	5,274	(270)	38,595	33,657	17,740	8,487
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,388)	5,742	(14,806)	18,801	12,508	(7,026)
Net increase (decrease) in net assets from operations	4,947	5,180	25,822	49,940	29,406	1,257
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	6,084	605	6,814	45,092	14,821	1,651
Contract redemptions	(181,125)	(184,762)	(590)	(110,426)	(12,552)	—
Net transfers (including mortality transfers)	(15,025)	(39,592)	(2,302)	(19,206)	(4,254)	(2,550)
Net increase (decrease) in net assets from contract owners' transactions	(190,066)	(223,749)	3,922	(84,540)	(1,985)	(899)
Net increase (decrease) in net assets	(185,119)	(218,569)	29,744	(34,600)	27,421	358
Net assets, beginning of period	209,797	218,569	246,726	780,370	328,730	20,464
Net assets, end of period	$24,678	$—	$276,470	$745,770	$356,151	$20,822

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Statements of Operations – Continued

For the Year Ended December 31, 2014

	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)				NORTHERN LIGHTS VARIABLE TRUST	NORTHERN LIGHTS VARIABLE TRUST (continued)
	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SMALL-CAP GROWTH	SOCIALLY RESPONSIVE	JNF SSgA SECTOR ROTATION (d)*	JNF SSgA TACTICAL ALLOCATION (e)*
Investment income:
Income dividends from investments in portfolio shares	$428	$2,896	$—	$31	$294,405	$110,761
Expenses:
Mortality and expense risk fees	472	1,645	343	125	586,390	65,229
Net investment income (expense)	(44)	1,251	(343)	(94)	(291,985)	45,532
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	5,262	(121)	1,255	2,303	3,375,093	272,067
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	1,810	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,134	—	715	—	—	387,044
Net realized gain (loss) on investments in portfolio shares	6,396	(121)	3,780	2,303	3,375,093	659,111
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,099)	(1,802)	(4,931)	(1,184)	2,070,700	(341,381)
Net increase (decrease) in net assets from operations	$5,253	$(672)	$(1,494)	$1,025	$5,153,808	$363,262

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)				NORTHERN LIGHTS VARIABLE TRUST	NORTHERN LIGHTS VARIABLE TRUST (continued)
	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SMALL-CAP GROWTH	SOCIALLY RESPONSIVE	JNF SSgA SECTOR ROTATION (d)*	JNF SSgA TACTICAL ALLOCATION (e)*
Changes from operations:
Net investment income (expense)	$(44)	$1,251	$(343)	$(94)	$(291,985)	$45,532
Net realized gain (loss) on investments in portfolio shares	6,396	(121)	3,780	2,303	3,375,093	659,111
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,099)	(1,802)	(4,931)	(1,184)	2,070,700	(341,381)
Net increase (decrease) in net assets from operations	5,253	(672)	(1,494)	1,025	5,153,808	363,262
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	182	14,669	793	408	472,784	114,274
Contract redemptions	(832)	(37)	—	(3,517)	(5,878,393)	(1,006,696)
Net transfers (including mortality transfers)	40,599	885	(21,906)	5,973	(1,545,894)	(53,561)
Net increase (decrease) in net assets from contract owners' transactions	39,949	15,517	(21,113)	2,864	(6,951,503)	(945,983)
Net increase (decrease) in net assets	45,202	14,845	(22,607)	3,889	(1,797,695)	(582,721)
Net assets, beginning of period	43,823	156,069	51,815	14,245	74,400,586	6,507,190
Net assets, end of period	$89,025	$170,914	$29,208	$18,134	$72,602,891	$5,924,469

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	PIMCO VARIABLE INSURANCE TRUST
	ALL ASSET	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND US DOLLAR- HEDGED	GLOBAL BOND UNHEDGED	HIGH YIELD	LONG-TERM US GOVERNMENT	LOW DURATION
Investment income:
Income dividends from investments in portfolio shares	$6,503	$57	$2,386	$443	$1,022	$1,820	$2,254	$973
Expenses:
Mortality and expense risk fees	1,243	154	454	241	450	343	985	845
Net investment income (expense)	5,260	(97)	1,932	202	572	1,477	1,269	128
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(550)	(153)	(117)	33	(3,482)	789	(14,580)	12
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	113	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	877	47	1,132	—	—	—
Net realized gain (loss) on investments in portfolio shares	(550)	(153)	760	193	(2,350)	789	(14,580)	12
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(5,426)	(2,915)	(2,477)	1,954	2,744	(1,676)	30,174	(430)
Net increase (decrease) in net assets from operations	$(716)	$(3,165)	$215	$2,349	$966	$590	$16,863	$(290)

	PIMCO VARIABLE INSURANCE TRUST
	ALL ASSET	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND US DOLLAR- HEDGED	GLOBAL BOND UNHEDGED	HIGH YIELD	LONG-TERM US GOVERNMENT	LOW DURATION
Changes from operations:
Net investment income (expense)	$5,260	$(97)	$1,932	$202	$572	$1,477	$1,269	$128
Net realized gain (loss) on investments in portfolio shares	(550)	(153)	760	193	(2,350)	789	(14,580)	12
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(5,426)	(2,915)	(2,477)	1,954	2,744	(1,676)	30,174	(430)
Net increase (decrease) in net assets from operations	(716)	(3,165)	215	2,349	966	590	16,863	(290)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	861	1,828	1,336	839	1,905	6,906	2,573	3,795
Contract redemptions	(50)	(2)	(430)	(776)	(688)	(20,948)	(3,615)	—
Net transfers (including mortality transfers)	(6,183)	2,321	(63)	50,463	307	22,567	26,947	21,614
Net increase (decrease) in net assets from contract owners' transactions	(5,372)	4,147	843	50,526	1,524	8,525	25,905	25,409
Net increase (decrease) in net assets	(6,088)	982	1,058	52,875	2,490	9,115	42,768	25,119
Net assets, beginning of period	125,785	12,229	43,060	22,499	35,434	28,854	68,403	72,254
Net assets, end of period	$119,697	$13,211	$44,118	$75,374	$37,924	$37,969	$111,171	$97,373

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Statements of Operations – Continued

For the Year Ended December 31, 2014

	PIMCO VARIABLE INSURANCE TRUST (continued)			PIONEER VARIABLE CONTRACTS TRUST
	REAL RETURN	SHORT- TERM	TOTAL RETURN	DISCIPLINED VALUE	EMERGING MARKETS
Investment income:
Income dividends from investments in portfolio shares	$9,102	$306	$20,366	$23	$163
Expenses:
Mortality and expense risk fees	6,512	436	9,236	22	739
Net investment income (expense)	2,590	(130)	11,130	1	(576)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(33,341)	28	2,757	14	(3,328)
Net realized short-term capital gain distributions from investments in portfolio shares	—	14	—	59	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	30	—	138	464
Net realized gain (loss) on investments in portfolio shares	(33,341)	72	2,757	211	(2,864)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	49,079	(73)	15,423	(18)	(4,873)
Net increase (decrease) in net assets from operations	$18,328	$(131)	$29,310	$194	$(8,313)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	PIMCO VARIABLE INSURANCE TRUST (continued)			PIONEER VARIABLE CONTRACTS TRUST
	REAL RETURN	SHORT- TERM	TOTAL RETURN	DISCIPLINED VALUE	EMERGING MARKETS
Changes from operations:
Net investment income (expense)	$2,590	$(130)	$11,130	$1	$(576)
Net realized gain (loss) on investments in portfolio shares	(33,341)	72	2,757	211	(2,864)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	49,079	(73)	15,423	(18)	(4,873)
Net increase (decrease) in net assets from operations	18,328	(131)	29,310	194	(8,313)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	23,930	1,665	14,073	1,429	4,559
Contract redemptions	(119,118)	(2,607)	(35,242)	—	(481)
Net transfers (including mortality transfers)	(86,200)	872	30,566	(25)	(23,083)
Net increase (decrease) in net assets from contract owners' transactions	(181,388)	(70)	9,397	1,404	(19,005)
Net increase (decrease) in net assets	(163,060)	(201)	38,707	1,598	(27,318)
Net assets, beginning of period	727,551	43,920	882,899	1,444	85,817
Net assets, end of period	$564,491	$43,719	$921,606	$3,042	$58,499

The accompanying notes are an integral part of these financial statements.

	PIONEER VARIABLE CONTRACTS TRUST (continued)					ROYCE CAPITAL FUND		THIRD AVENUE VARIABLE SERIES TRUST	VAN ECK VIP TRUST
	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME	MICRO-CAP	SMALL-CAP	VALUE	EMERGING MARKETS
Investment income:
Income dividends from investments in portfolio shares	$8,114	$1,591	$1,628	$154	$1,053	$—	$507	$19,376	$1,931
Expenses:
Mortality and expense risk fees	3,057	1,770	364	275	308	3,532	3,923	6,404	3,590
Net investment income (expense)	5,057	(179)	1,264	(121)	745	(3,532)	(3,416)	12,972	(1,659)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	20,005	10,023	38	135	5	17,646	44,529	8,550	7,331
Net realized short-term capital gain distributions from investments in portfolio shares	—	384	118	560	38	868	13,537	—	14,715
Net realized long-term capital gain distributions from investments in portfolio shares	—	11,974	1,243	2,610	288	26,187	33,165	—	29,378
Net realized gain (loss) on investments in portfolio shares	20,005	22,381	1,399	3,305	331	44,701	91,231	8,550	51,424
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	6,845	(6,036)	(3,108)	100	(369)	(58,911)	(79,970)	(898)	(53,099)
Net increase (decrease) in net assets from operations	$31,907	$16,166	$(445)	$3,284	$707	$(17,742)	$7,845	$20,624	$(3,334)

	PIONEER VARIABLE CONTRACTS TRUST (continued)					ROYCE CAPITAL FUND		THIRD AVENUE VARIABLE SERIES TRUST	VAN ECK VIP TRUST
	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME	MICRO-CAP	SMALL-CAP	VALUE	EMERGING MARKETS
Changes from operations:
Net investment income (expense)	$5,057	$(179)	$1,264	$(121)	$745	$(3,532)	$(3,416)	$12,972	$(1,659)
Net realized gain (loss) on investments in portfolio shares	20,005	22,381	1,399	3,305	331	44,701	91,231	8,550	51,424
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	6,845	(6,036)	(3,108)	100	(369)	(58,911)	(79,970)	(898)	(53,099)
Net increase (decrease) in net assets from operations	31,907	16,166	(445)	3,284	707	(17,742)	7,845	20,624	(3,334)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	7,857	3,909	824	—	1,530	20,116	21,822	17,295	10,651
Contract redemptions	(126,801)	(1,684)	(1,293)	(17)	(11)	(41,746)	(16,281)	(11,242)	(29,357)
Net transfers (including mortality transfers)	8,634	(5,648)	—	7,500	4,151	(30,776)	(96,670)	59,420	(25,306)
Net increase (decrease) in net assets from contract owners' transactions	(110,310)	(3,423)	(469)	7,483	5,670	(52,406)	(91,129)	65,473	(44,012)
Net increase (decrease) in net assets	(78,403)	12,743	(914)	10,767	6,377	(70,148)	(83,284)	86,097	(47,346)
Net assets, beginning of period	320,157	172,149	35,761	22,233	28,246	381,646	488,300	593,070	377,699
Net assets, end of period	$241,754	$184,892	$34,847	$33,000	$34,623	$311,498	$405,016	$679,167	$330,353

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Statements of Operations – Continued

For the Year Ended December 31, 2014

	VAN ECK VIP TRUST (continued)
	GLOBAL HARD ASSETS	MULTI- MANAGER ALTERNATIVES	UNCONSTRAINED EMERGING MARKETS BOND
Investment income:
Income dividends from investments in portfolio shares	$328	$—	$1,825
Expenses:
Mortality and expense risk fees	3,584	332	377
Net investment income (expense)	(3,256)	(332)	1,448
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	4,465	28	(1,154)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	365	2,917
Net realized gain (loss) on investments in portfolio shares	4,465	393	1,763
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(69,173)	(790)	(2,747)
Net increase (decrease) in net assets from operations	$(67,964)	$(729)	$464

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	VAN ECK VIP TRUST (continued)
	GLOBAL HARD ASSETS	MULTI- MANAGER ALTERNATIVES	UNCONSTRAINED EMERGING MARKETS BOND
Changes from operations:
Net investment income (expense)	$(3,256)	$(332)	$1,448
Net realized gain (loss) on investments in portfolio shares	4,465	393	1,763
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(69,173)	(790)	(2,747)
Net increase (decrease) in net assets from operations	(67,964)	(729)	464
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	11,135	524	2,905
Contract redemptions	(21,066)	—	(114)
Net transfers (including mortality transfers)	(16,704)	14,331	(3,986)
Net increase (decrease) in net assets from contract owners' transactions	(26,635)	14,855	(1,195)
Net increase (decrease) in net assets	(94,599)	14,126	(731)
Net assets, beginning of period	367,237	25,703	34,627
Net assets, end of period	$272,638	$39,829	$33,896

The accompanying notes are an integral part of these financial statements.

	WELLS FARGO ADVANTAGE VT FUNDS
	DISCOVERY	OPPORTUNITY	COMBINED TOTAL
Investment income:
Income dividends from investments in portfolio shares	$—	$740	$994,928
Expenses:
Mortality and expense risk fees	9,047	13,265	1,262,552
Net investment income (expense)	(9,047)	(12,525)	(267,624)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	78,912	127,598	6,293,290
Net realized short-term capital gain distributions from investments in portfolio shares	39,461	—	734,845
Net realized long-term capital gain distributions from investments in portfolio shares	78,354	—	2,718,528
Net realized gain (loss) on investments in portfolio shares	196,727	127,598	9,746,663
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(196,071)	65	5,803
Net increase (decrease) in net assets from operations	$(8,391)	$115,138	$9,484,842

	WELLS FARGO ADVANTAGE VT FUNDS
	DISCOVERY	OPPORTUNITY	COMBINED TOTAL
Changes from operations:
Net investment income (expense)	$(9,047)	$(12,525)	$(267,624)
Net realized gain (loss) on investments in portfolio shares	196,727	127,598	9,746,663
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(196,071)	65	5,803
Net increase (decrease) in net assets from operations	(8,391)	115,138	9,484,842
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	35,149	50,304	2,237,386
Contract redemptions	(110,969)	(213,788)	(12,682,262)
Net transfers (including mortality transfers)	(40,379)	(19,705)	(2,122,444)
Net increase (decrease) in net assets from contract owners' transactions	(116,199)	(183,189)	(12,567,320)
Net increase (decrease) in net assets	(124,590)	(68,051)	(3,082,478)
Net assets, beginning of period	992,489	1,294,886	142,034,392
Net assets, end of period	$867,899	$1,226,835	$138,951,914

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Statements of Operations

For the Year Ended December 31, 2013

	THE ALGER PORTFOLIOS				ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND
	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH	GROWTH AND INCOME
Investment income:
Income dividends from investments in portfolio shares	$9,406	$9,068	$2,389	$—	$974
Expenses:
Mortality and expense risk fees	24,364	11,384	7,494	17,116	648
Net investment income (expense)	(14,958)	(2,316)	(5,105)	(17,116)	326
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	170,188	15,992	11,136	60,157	12,267
Net realized short-term capital gain distributions from investments in portfolio shares	144,590	—	—	48,196	—
Net realized long-term capital gain distributions from investments in portfolio shares	149,221	—	—	181,425	—
Net realized gain (loss) on investments in portfolio shares	463,999	15,992	11,136	289,778	12,267
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	268,630	319,739	216,618	209,199	5,404
Net increase (decrease) in net assets from operations	$717,671	$333,415	$222,649	$481,861	$17,997

Statements of Changes in Net Assets

For the Year Ended December 31, 2013

	THE ALGER PORTFOLIOS				ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND
	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH	GROWTH AND INCOME
Changes from operations:
Net investment income (expense)	$(14,958)	$(2,316)	$(5,105)	$(17,116)	$326
Net realized gain (loss) on investments in portfolio shares	463,999	15,992	11,136	289,778	12,267
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	268,630	319,739	216,618	209,199	5,404
Net increase (decrease) in net assets from operations	717,671	333,415	222,649	481,861	17,997
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	66,308	53,465	23,466	52,893	2,730
Contract redemptions	(161,763)	(74,144)	(29,432)	(143,206)	(5,005)
Net transfers (including mortality transfers)	46,939	(51,798)	(98,934)	(62,773)	(22,856)
Net increase (decrease) in net assets from contract owners' transactions	(48,516)	(72,477)	(104,900)	(153,086)	(25,131)
Net increase (decrease) in net assets	669,155	260,938	117,749	328,775	(7,134)
Net assets, beginning of period	2,219,612	1,029,077	682,919	1,561,302	64,104
Net assets, end of period	$2,888,767	$1,290,015	$800,668	$1,890,077	$56,970

The accompanying notes are an integral part of these financial statements.

	AMERICAN CENTURY VARIABLE PORTFOLIOS								COLUMBIA FUNDS VARIABLE SERIES TRUST
	BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	ULTRA	VALUE	VISTA	CVP SELIGMAN GLOBAL TECHNOLOGY
Investment income:
Income dividends from investments in portfolio shares	$1,958	$3,582	$993	$13,812	$48	$137	$14,997	$—	$—
Expenses:
Mortality and expense risk fees	1,221	1,599	710	7,029	31	365	9,029	418	988
Net investment income (expense)	737	1,983	283	6,783	17	(228)	5,968	(418)	(988)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	3,921	(1,215)	(562)	5,288	17	8,502	(6,719)	11,702	416
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	262	—	—	—	—	—	98
Net realized long-term capital gain distributions from investments in portfolio shares	2,202	—	2,149	—	—	—	—	—	827
Net realized gain (loss) on investments in portfolio shares	6,123	(1,215)	1,849	5,288	17	8,502	(6,719)	11,702	1,341
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	11,639	46,437	(9,090)	118,915	771	3,077	233,009	281	21,453
Net increase (decrease) in net assets from operations	$18,499	$47,205	$(6,958)	$130,986	$805	$11,351	$232,258	$11,565	$21,806

	AMERICAN CENTURY VARIABLE PORTFOLIOS								COLUMBIA FUNDS VARIABLE SERIES TRUST
	BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	ULTRA	VALUE	VISTA	CVP SELIGMAN GLOBAL TECHNOLOGY
Changes from operations:
Net investment income (expense)	$737	$1,983	$283	$6,783	$17	$(228)	$5,968	$(418)	$(988)
Net realized gain (loss) on investments in portfolio shares	6,123	(1,215)	1,849	5,288	17	8,502	(6,719)	11,702	1,341
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	11,639	46,437	(9,090)	118,915	771	3,077	233,009	281	21,453
Net increase (decrease) in net assets from operations	18,499	47,205	(6,958)	130,986	805	11,351	232,258	11,565	21,806
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	7,421	4,107	6,714	21,434	—	1,336	38,582	949	4,237
Contract redemptions	(19,324)	(4,869)	(3,212)	(27,073)	—	—	(40,468)	(1,055)	(6,974)
Net transfers (including mortality transfers)	17,226	(426)	(22,976)	(182,088)	—	(802)	(15,799)	(27,009)	1,425
Net increase (decrease) in net assets from contract owners' transactions	5,323	(1,188)	(19,474)	(187,727)	—	534	(17,685)	(27,115)	(1,312)
Net increase (decrease) in net assets	23,822	46,017	(26,432)	(56,741)	805	11,885	214,573	(15,550)	20,494
Net assets, beginning of period	120,149	137,119	124,118	759,589	2,679	22,339	760,909	51,682	92,290
Net assets, end of period	$143,971	$183,136	$97,686	$702,848	$3,484	$34,224	$975,482	$36,132	$112,784

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Statements of Operations – Continued

For the Year Ended December 31, 2013

	DIREXION INSURANCE TRUST	DREYFUS INVESTMENT PORTFOLIOS			DREYFUS VARIABLE INVESTMENT FUND	FEDERATED INSURANCE SERIES
	DYNAMIC VP HY BOND	SMALL CAP STOCK INDEX	DREYFUS SOCIALLY RESPONSIBLE GROWTH	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II
Investment income:
Income dividends from investments in portfolio shares	$1,361	$1,605	$27,879	$137,537	$1,849	$34,277	$—	$9,608
Expenses:
Mortality and expense risk fees	446	1,282	22,414	74,653	928	4,979	1,382	3,412
Net investment income (expense)	915	323	5,465	62,884	921	29,298	(1,382)	6,196
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,276	18,776	107,410	141,860	5,346	1,843	4,844	21,864
Net realized short-term capital gain distributions from investments in portfolio shares	—	462	—	14,677	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	1,512	—	67,073	—	—	12,795	—
Net realized gain (loss) on investments in portfolio shares	1,276	20,750	107,410	223,610	5,346	1,843	17,639	21,864
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,191)	19,559	519,675	1,707,839	12,254	(2,464)	29,077	33,312
Net increase (decrease) in net assets from operations	$1,000	$40,632	$632,550	$1,994,333	$18,521	$28,677	$45,334	$61,372

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2013

	DIREXION INSURANCE TRUST	DREYFUS INVESTMENT PORTFOLIOS			DREYFUS VARIABLE INVESTMENT FUND	FEDERATED INSURANCE SERIES
	DYNAMIC VP HY BOND	SMALL CAP STOCK INDEX	DREYFUS SOCIALLY RESPONSIBLE GROWTH	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II
Changes from operations:
Net investment income (expense)	$915	$323	$5,465	$62,884	$921	$29,298	$(1,382)	$6,196
Net realized gain (loss) on investments in portfolio shares	1,276	20,750	107,410	223,610	5,346	1,843	17,639	21,864
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,191)	19,559	519,675	1,707,839	12,254	(2,464)	29,077	33,312
Net increase (decrease) in net assets from operations	1,000	40,632	632,550	1,994,333	18,521	28,677	45,334	61,372
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	3,749	3,462	44,851	131,626	7,402	12,695	5,668	2,754
Contract redemptions	(3,153)	(10,096)	(84,227)	(505,886)	(6,003)	(17,196)	(1,183)	(34,729)
Net transfers (including mortality transfers)	(13,280)	(71,399)	(186,938)	(83,823)	(14,751)	(13,551)	(19,572)	(670)
Net increase (decrease) in net assets from contract owners' transactions	(12,684)	(78,033)	(226,314)	(458,083)	(13,352)	(18,052)	(15,087)	(32,645)
Net increase (decrease) in net assets	(11,684)	(37,401)	406,236	1,536,250	5,169	10,625	30,247	28,727
Net assets, beginning of period	51,345	140,717	2,014,979	6,828,612	96,343	492,960	127,000	314,992
Net assets, end of period	$39,661	$103,316	$2,421,215	$8,364,862	$101,512	$503,585	$157,247	$343,719

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS
	ALL-ASSET AGGRESSIVE STRATEGY (a)*	ALL-ASSET CONSERVATIVE STRATEGY (a)*	ALL-ASSET MODERATE STRATEGY (a)*	CLS ADVISORONE AMERIGO	LONG SHORT EQUITY (b)*	MULTI- HEDGE STRATEGIES
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	8	16	359	3	142	83
Net investment income (expense)	(8)	(16)	(359)	(3)	(142)	(83)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	344	143	8,491	31	559	73
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	344	143	8,491	31	559	73
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(157)	(30)	(3,764)	47	1,731	59
Net increase (decrease) in net assets from operations	$179	$97	$4,368	$75	$2,148	$49

	GUGGENHEIM VARIABLE INSURANCE FUNDS
	ALL-ASSET AGGRESSIVE STRATEGY (a)*	ALL-ASSET CONSERVATIVE STRATEGY (a)*	ALL-ASSET MODERATE STRATEGY (a)*	CLS ADVISORONE AMERIGO	LONG SHORT EQUITY (b)*	MULTI- HEDGE STRATEGIES
Changes from operations:
Net investment income (expense)	$(8)	$(16)	$(359)	$(3)	$(142)	$(83)
Net realized gain (loss) on investments in portfolio shares	344	143	8,491	31	559	73
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(157)	(30)	(3,764)	47	1,731	59
Net increase (decrease) in net assets from operations	179	97	4,368	75	2,148	49
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	2,091	1	2,839	1,756
Contract redemptions	(1,595)	—	(35)	(858)	(379)	—
Net transfers (including mortality transfers)	(1,143)	(2,577)	(48,059)	—	(3,047)	12
Net increase (decrease) in net assets from contract owners' transactions	(2,738)	(2,577)	(46,003)	(857)	(587)	1,768
Net increase (decrease) in net assets	(2,559)	(2,480)	(41,635)	(782)	1,561	1,817
Net assets, beginning of period	2,559	2,480	41,635	782	13,142	7,271
Net assets, end of period	$—	$—	$—	$—	$14,703	$9,088

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Statements of Operations – Continued

For the Year Ended December 31, 2013

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX COMMODITIES STRATEGY	RYDEX CONSUMER PRODUCTS
Investment income:
Income dividends from investments in portfolio shares	$31	$1,117	$—	$—	$2,596
Expenses:
Mortality and expense risk fees	24	1,555	8,233	81	1,761
Net investment income (expense)	7	(438)	(8,233)	(81)	835
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	4	(11,730)	107,474	(26)	4,621
Net realized short-term capital gain distributions from investments in portfolio shares	406	51	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	7,914	—	—	—
Net realized gain (loss) on investments in portfolio shares	410	(3,765)	107,474	(26)	4,621
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	175	4,507	209,051	(185)	32,629
Net increase (decrease) in net assets from operations	$592	$304	$308,292	$(292)	$38,085

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2013

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX COMMODITIES STRATEGY	RYDEX CONSUMER PRODUCTS
Changes from operations:
Net investment income (expense)	$7	$(438)	$(8,233)	$(81)	$835
Net realized gain (loss) on investments in portfolio shares	410	(3,765)	107,474	(26)	4,621
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	175	4,507	209,051	(185)	32,629
Net increase (decrease) in net assets from operations	592	304	308,292	(292)	38,085
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	106	14,656	16,088	100	14,392
Contract redemptions	—	(2,903)	(44,665)	(109)	(75)
Net transfers (including mortality transfers)	—	(35,879)	191,314	707	12,681
Net increase (decrease) in net assets from contract owners' transactions	106	(24,126)	162,737	698	26,998
Net increase (decrease) in net assets	698	(23,822)	471,029	406	65,083
Net assets, beginning of period	2,077	180,595	542,755	7,898	131,519
Net assets, end of period	$2,775	$156,773	$1,013,784	$8,304	$196,602

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX INTERNET
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$1,344	$—	$34	$120	$175	$101	$—
Expenses:
Mortality and expense risk fees	1,278	1	6,271	6,611	267	163	221	427	373
Net investment income (expense)	(1,278)	(1)	(4,927)	(6,611)	(233)	(43)	(46)	(326)	(373)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	28,846	1	(26,653)	(146,740)	(632)	141	(29,862)	6,007	(325)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	1,076	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	9,560	25,548	—	—	57	—	1,727
Net realized gain (loss) on investments in portfolio shares	28,846	1	(17,093)	(121,192)	(632)	141	(28,729)	6,007	1,402
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	11,799	35	146,751	271,212	6,351	3,336	22,724	8,568	12,961
Net increase (decrease) in net assets from operations	$39,367	$35	$124,731	$143,409	$5,486	$3,434	$(6,051)	$14,249	$13,990

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX INTERNET
Changes from operations:
Net investment income (expense)	$(1,278)	$(1)	$(4,927)	$(6,611)	$(233)	$(43)	$(46)	$(326)	$(373)
Net realized gain (loss) on investments in portfolio shares	28,846	1	(17,093)	(121,192)	(632)	141	(28,729)	6,007	1,402
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	11,799	35	146,751	271,212	6,351	3,336	22,724	8,568	12,961
Net increase (decrease) in net assets from operations	39,367	35	124,731	143,409	5,486	3,434	(6,051)	14,249	13,990
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,453	(1)	31,773	45,332	—	1,426	155	937	107
Contract redemptions	(166)	—	(16,526)	(15,188)	(19,372)	(133)	—	(21,763)	—
Net transfers (including mortality transfers)	(11,197)	—	(35,245)	(230,010)	(79)	5,713	(67,959)	37,732	68,613
Net increase (decrease) in net assets from contract owners' transactions	(9,910)	(1)	(19,998)	(199,866)	(19,451)	7,006	(67,804)	16,906	68,720
Net increase (decrease) in net assets	29,457	34	104,733	(56,457)	(13,965)	10,440	(73,855)	31,155	82,710
Net assets, beginning of period	71,781	101	577,386	729,502	41,410	11,162	86,938	32,087	13,850
Net assets, end of period	$101,238	$135	$682,119	$673,045	$27,445	$21,602	$13,083	$63,242	$96,560

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Statements of Operations – Continued

For the Year Ended December 31, 2013

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY	RYDEX INVERSE NASDAQ-100® STRATEGY	RYDEX INVERSE RUSSELL 2000® STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	128	15	—	(28)	138
Net investment income (expense)	(128)	(15)	—	(28)	(138)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(4,937)	(471)	—	(21)	(60)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(4,937)	(471)	—	(21)	(60)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(3,789)	666	(6)	(886)	(4,345)
Net increase (decrease) in net assets from operations	$(8,854)	$180	$(6)	$(935)	$(4,543)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2013

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY	RYDEX INVERSE NASDAQ-100® STRATEGY	RYDEX INVERSE RUSSELL 2000® STRATEGY
Changes from operations:
Net investment income (expense)	$(128)	$(15)	$—	$(28)	$(138)
Net realized gain (loss) on investments in portfolio shares	(4,937)	(471)	—	(21)	(60)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(3,789)	666	(6)	(886)	(4,345)
Net increase (decrease) in net assets from operations	(8,854)	180	(6)	(935)	(4,543)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	(1)	—	—	1	—
Contract redemptions	—	—	—	—	—
Net transfers (including mortality transfers)	41,272	(907)	—	3,862	35,222
Net increase (decrease) in net assets from contract owners' transactions	41,271	(907)	—	3,863	35,222
Net increase (decrease) in net assets	32,417	(727)	(6)	2,928	30,679
Net assets, beginning of period	1,238	3,602	22	4	1,135
Net assets, end of period	$33,655	$2,875	$16	$2,932	$31,814
The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$144	$—	$—	$—	$98	$5,005	$459
Expenses:
Mortality and expense risk fees	289	336	389	494	1,631	2,227	563	4,790	329
Net investment income (expense)	(289)	(336)	(245)	(494)	(1,631)	(2,227)	(465)	215	130
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(947)	(9,908)	11,855	4,985	26,074	37,600	5,928	(232,476)	5,021
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	16,892	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	2,475	—	—	—
Net realized gain (loss) on investments in portfolio shares	(947)	(9,908)	11,855	4,985	26,074	56,967	5,928	(232,476)	5,021
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(7,931)	721	(575)	10,982	23,399	70,735	14,256	(99,473)	(1,769)
Net increase (decrease) in net assets from operations	$(9,167)	$(9,523)	$11,035	$15,473	$47,842	$125,475	$19,719	$(331,734)	$3,382

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE
Changes from operations:
Net investment income (expense)	$(289)	$(336)	$(245)	$(494)	$(1,631)	$(2,227)	$(465)	$215	$130
Net realized gain (loss) on investments in portfolio shares	(947)	(9,908)	11,855	4,985	26,074	56,967	5,928	(232,476)	5,021
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(7,931)	721	(575)	10,982	23,399	70,735	14,256	(99,473)	(1,769)
Net increase (decrease) in net assets from operations	(9,167)	(9,523)	11,035	15,473	47,842	125,475	19,719	(331,734)	3,382
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	735	780	4,240	1,837	1	3,707	314
Contract redemptions	(1,187)	(793)	(13,768)	(476)	(7,783)	(12,595)	(135)	(9,843)	(29,974)
Net transfers (including mortality transfers)	5,655	29,799	12,482	41,024	(109,939)	(73,840)	75,372	(9,852)	(22,941)
Net increase (decrease) in net assets from contract owners' transactions	4,468	29,006	(551)	41,328	(113,482)	(84,598)	75,238	(15,988)	(52,601)
Net increase (decrease) in net assets	(4,699)	19,483	10,484	56,801	(65,640)	40,877	94,957	(347,722)	(49,219)
Net assets, beginning of period	29,189	8,714	13,249	9,308	243,059	265,868	11,997	693,504	64,885
Net assets, end of period	$24,490	$28,197	$23,733	$66,109	$177,419	$306,745	$106,954	$345,782	$15,666

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Statements of Operations – Continued

For the Year Ended December 31, 2013

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH
Investment income:
Income dividends from investments in portfolio shares	$3	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	133	394	3,116	1,729	1,528
Net investment income (expense)	(130)	(394)	(3,116)	(1,729)	(1,528)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	2,396	15,443	92,507	29,929	13,206
Net realized short-term capital gain distributions from investments in portfolio shares	576	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,697	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	4,669	15,443	92,507	29,929	13,206
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(711)	5,774	74,916	54,373	39,267
Net increase (decrease) in net assets from operations	$3,828	$20,823	$164,307	$82,573	$50,945

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2013

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH
Changes from operations:
Net investment income (expense)	$(130)	$(394)	$(3,116)	$(1,729)	$(1,528)
Net realized gain (loss) on investments in portfolio shares	4,669	15,443	92,507	29,929	13,206
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(711)	5,774	74,916	54,373	39,267
Net increase (decrease) in net assets from operations	3,828	20,823	164,307	82,573	50,945
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	654	1,276	4,310	4,115	1,822
Contract redemptions	—	(22,576)	(193)	(3,501)	(25,003)
Net transfers (including mortality transfers)	(13,233)	(32,054)	252,988	102,508	18,405
Net increase (decrease) in net assets from contract owners' transactions	(12,579)	(53,354)	257,105	103,122	(4,776)
Net increase (decrease) in net assets	(8,751)	(32,531)	421,412	185,695	46,169
Net assets, beginning of period	21,819	80,576	117,134	65,291	121,720
Net assets, end of period	$13,068	$48,045	$538,546	$250,986	$167,889

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$29	$—	$114	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	528	597	301	443	290	42	151	473	860
Net investment income (expense)	(528)	(597)	(272)	(443)	(176)	(42)	(151)	(473)	(860)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,096	4,254	541	3,869	2,025	(19)	(98)	1,799	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	325	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	3,992	—	2,469	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	1,096	8,571	541	6,338	2,025	(19)	(98)	1,799	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	18,338	6,404	8,478	6,985	8,522	(93)	4,935	13,120	—
Net increase (decrease) in net assets from operations	$18,906	$14,378	$8,747	$12,880	$10,371	$(154)	$4,686	$14,446	$(860)

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET
Changes from operations:
Net investment income (expense)	$(528)	$(597)	$(272)	$(443)	$(176)	$(42)	$(151)	$(473)	$(860)
Net realized gain (loss) on investments in portfolio shares	1,096	8,571	541	6,338	2,025	(19)	(98)	1,799	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	18,338	6,404	8,478	6,985	8,522	(93)	4,935	13,120	—
Net increase (decrease) in net assets from operations	18,906	14,378	8,747	12,880	10,371	(154)	4,686	14,446	(860)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,405	3,260	1,224	1,614	1,598	106	2,062	(1)	(6)
Contract redemptions	(2,072)	(15)	(20)	—	(11,281)	—	(138)	(424)	(2,355)
Net transfers (including mortality transfers)	10,589	5,879	2,296	2,646	439	1,393	7,482	89,363	(117,774)
Net increase (decrease) in net assets from contract owners' transactions	9,922	9,124	3,500	4,260	(9,244)	1,499	9,406	88,938	(120,135)
Net increase (decrease) in net assets	28,828	23,502	12,247	17,140	1,127	1,345	14,092	103,384	(120,995)
Net assets, beginning of period	40,783	38,464	24,758	29,765	32,851	2,754	8,893	1,282	142,154
Net assets, end of period	$69,611	$61,966	$37,005	$46,905	$33,978	$4,099	$22,985	$104,666	$21,159

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Statements of Operations – Continued

For the Year Ended December 31, 2013

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)		INVESCO VARIABLE INSURANCE FUNDS
	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY	CORE EQUITY	DIVERSIFIED DIVIDEND	GLOBAL HEALTH CARE
Investment income:
Income dividends from investments in portfolio shares	$5,925	$—	$1,352	$48	$797
Expenses:
Mortality and expense risk fees	1,648	—	961	119	1,122
Net investment income (expense)	4,277	—	391	(71)	(325)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	7,700	(1)	1,356	32	10,773
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	7,700	(1)	1,356	32	10,773
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	9,578	—	21,552	2,723	25,239
Net increase (decrease) in net assets from operations	$21,555	$(1)	$23,299	$2,684	$35,687

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2013

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)		INVESCO VARIABLE INSURANCE FUNDS
	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY	CORE EQUITY	DIVERSIFIED DIVIDEND	GLOBAL HEALTH CARE
Changes from operations:
Net investment income (expense)	$4,277	$—	$391	$(71)	$(325)
Net realized gain (loss) on investments in portfolio shares	7,700	(1)	1,356	32	10,773
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	9,578	—	21,552	2,723	25,239
Net increase (decrease) in net assets from operations	21,555	(1)	23,299	2,684	35,687
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	4,531	—	3,151	744	5,418
Contract redemptions	(20,163)	—	(2,849)	—	(4,258)
Net transfers (including mortality transfers)	(28,116)	(17)	5,652	103,107	(12,052)
Net increase (decrease) in net assets from contract owners' transactions	(43,748)	(17)	5,954	103,851	(10,892)
Net increase (decrease) in net assets	(22,193)	(18)	29,253	106,535	24,795
Net assets, beginning of period	172,723	33	78,426	1,577	95,678
Net assets, end of period	$150,530	$15	$107,679	$108,112	$120,473

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	INVESCO VARIABLE INSURANCE FUNDS (continued)						JANUS ASPEN SERIES - INSTITUTIONAL
	GLOBAL REAL ESTATE	HIGH YIELD	MID CAP CORE EQUITY	MONEY MARKET	TECHNOLOGY	VALUE OPPORTUNITIES (c)*	BALANCED	ENTERPRISE	FORTY
Investment income:
Income dividends from investments in portfolio shares	$34,817	$6,556	$207	$1,054	$—	$653	$7,049	$25,940	$1,496
Expenses:
Mortality and expense risk fees	9,890	1,449	398	30,790	151	530	4,814	51,513	2,067
Net investment income (expense)	24,927	5,107	(191)	(29,736)	(151)	123	2,235	(25,573)	(571)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	103,629	8,601	1,611	—	11	15,115	17,153	387,692	21,566
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	502	—	—	—	3,622	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	2,372	—	1,314	—	23,963	—	—
Net realized gain (loss) on investments in portfolio shares	103,629	8,601	4,485	—	1,325	15,115	44,738	387,692	21,566
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(113,066)	(5,438)	5,166	—	2,198	(1,119)	34,665	1,024,903	31,531
Net increase (decrease) in net assets from operations	$15,490	$8,270	$9,460	$(29,736)	$3,372	$14,119	$81,638	$1,387,022	$52,526

	INVESCO VARIABLE INSURANCE FUNDS (continued)						JANUS ASPEN SERIES - INSTITUTIONAL
	GLOBAL REAL ESTATE	HIGH YIELD	MID CAP CORE EQUITY	MONEY MARKET	TECHNOLOGY	VALUE OPPORTUNITIES (c)*	BALANCED	ENTERPRISE	FORTY
Changes from operations:
Net investment income (expense)	$24,927	$5,107	$(191)	$(29,736)	$(151)	$123	$2,235	$(25,573)	$(571)
Net realized gain (loss) on investments in portfolio shares	103,629	8,601	4,485	—	1,325	15,115	44,738	387,692	21,566
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(113,066)	(5,438)	5,166	—	2,198	(1,119)	34,665	1,024,903	31,531
Net increase (decrease) in net assets from operations	15,490	8,270	9,460	(29,736)	3,372	14,119	81,638	1,387,022	52,526
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	91,496	2,464	265	98,266	1,791	450	20,113	123,715	2,735
Contract redemptions	(100,484)	(19,774)	(15)	(305,003)	—	—	(59,151)	(362,241)	(34,140)
Net transfers (including mortality transfers)	(101,144)	(102,892)	(3,715)	26,065	108	(17,541)	(139,733)	(14,003)	52,438
Net increase (decrease) in net assets from contract owners' transactions	(110,132)	(120,202)	(3,465)	(180,672)	1,899	(17,091)	(178,771)	(252,529)	21,033
Net increase (decrease) in net assets	(94,642)	(111,932)	5,995	(210,408)	5,271	(2,972)	(97,133)	1,134,493	73,559
Net assets, beginning of period	996,393	276,801	36,916	3,309,357	12,966	45,309	479,950	4,616,175	164,743
Net assets, end of period	$901,751	$164,869	$42,911	$3,098,949	$18,237	$42,337	$382,817	$5,750,668	$238,302

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Statements of Operations – Continued

For the Year Ended December 31, 2013

	JANUS ASPEN SERIES - INSTITUTIONAL (continued)				LAZARD RETIREMENT SERIES	LAZARD RETIREMENT SERIES (continued)
	GLOBAL RESEARCH (d)*	JANUS	OVERSEAS	PERKINS MID CAP VALUE	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY
Investment income:
Income dividends from investments in portfolio shares	$69,224	$31,155	$38,328	$878	$14,545	$1,057	$—	$499
Expenses:
Mortality and expense risk fees	57,559	39,957	12,036	710	10,947	715	4,480	401
Net investment income (expense)	11,665	(8,802)	26,292	168	3,598	342	(4,480)	98
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(6,214)	249,499	(62,132)	897	36,771	(715)	5,420	628
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	21,847	488
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	1,230	6,053	—	36,638	5,385
Net realized gain (loss) on investments in portfolio shares	(6,214)	249,499	(62,132)	2,127	42,824	(715)	63,905	6,501
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,374,109	777,254	175,719	13,217	(74,039)	13,407	69,957	2,822
Net increase (decrease) in net assets from operations	$1,379,560	$1,017,951	$139,879	$15,512	$(27,617)	$13,034	$129,382	$9,421

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2013

	JANUS ASPEN SERIES - INSTITUTIONAL (continued)				LAZARD RETIREMENT SERIES	LAZARD RETIREMENT SERIES (continued)
	GLOBAL RESEARCH (d)*	JANUS	OVERSEAS	PERKINS MID CAP VALUE	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY
Changes from operations:
Net investment income (expense)	$11,665	$(8,802)	$26,292	$168	$3,598	$342	$(4,480)	$98
Net realized gain (loss) on investments in portfolio shares	(6,214)	249,499	(62,132)	2,127	42,824	(715)	63,905	6,501
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,374,109	777,254	175,719	13,217	(74,039)	13,407	69,957	2,822
Net increase (decrease) in net assets from operations	1,379,560	1,017,951	139,879	15,512	(27,617)	13,034	129,382	9,421
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	101,972	116,881	107,238	4,496	27,874	942	29,919	535
Contract redemptions	(389,426)	(282,649)	(70,258)	—	(70,947)	(12,376)	(13,193)	—
Net transfers (including mortality transfers)	(218,222)	(370,122)	(282,065)	13,046	(162,602)	30,897	(9,717)	34,091
Net increase (decrease) in net assets from contract owners' transactions	(505,676)	(535,890)	(245,085)	17,542	(205,675)	19,463	7,009	34,626
Net increase (decrease) in net assets	873,884	482,061	(105,206)	33,054	(233,292)	32,497	136,391	44,047
Net assets, beginning of period	5,335,983	3,807,553	1,271,266	56,642	1,278,159	58,337	376,632	30,880
Net assets, end of period	$6,209,867	$4,289,614	$1,166,060	$89,696	$1,044,867	$90,834	$513,023	$74,927

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	LEGG MASON PARTNERS EQUITY TRUST				LEGG MASON PARTNERS VARIABLE INCOME TRUST
	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE ALL CAP VALUE (e)*	CLEARBRIDGE EQUITY INCOME (f)*	CLEARBRIDGE LARGE CAP GROWTH	WESTERN ASSET GLOBAL HIGH YIELD BOND	WESTERN ASSET STRATEGIC BOND
Investment income:
Income dividends from investments in portfolio shares	$419	$146	$296	$193	$12,379	$4,672
Expenses:
Mortality and expense risk fees	1,118	99	168	299	2,111	2,226
Net investment income (expense)	(699)	47	128	(106)	10,268	2,446
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	8,941	57	32	1,937	1,552	351
Net realized short-term capital gain distributions from investments in portfolio shares	15	—	—	160	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	8,071	771	—	3,982	—	—
Net realized gain (loss) on investments in portfolio shares	17,027	828	32	6,079	1,552	351
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	13,173	1,759	3,483	1,402	(1,715)	(7,503)
Net increase (decrease) in net assets from operations	$29,501	$2,634	$3,643	$7,375	$10,105	$(4,706)

	LEGG MASON PARTNERS EQUITY TRUST				LEGG MASON PARTNERS VARIABLE INCOME TRUST
	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE ALL CAP VALUE (e)*	CLEARBRIDGE EQUITY INCOME (f)*	CLEARBRIDGE LARGE CAP GROWTH	WESTERN ASSET GLOBAL HIGH YIELD BOND	WESTERN ASSET STRATEGIC BOND
Changes from operations:
Net investment income (expense)	$(699)	$47	$128	$(106)	$10,268	$2,446
Net realized gain (loss) on investments in portfolio shares	17,027	828	32	6,079	1,552	351
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	13,173	1,759	3,483	1,402	(1,715)	(7,503)
Net increase (decrease) in net assets from operations	29,501	2,634	3,643	7,375	10,105	(4,706)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,300	1,081	900	—	6,504	3,158
Contract redemptions	(922)	(20)	—	(40)	(45)	(5,690)
Net transfers (including mortality transfers)	116,336	(734)	—	24,419	150,577	162,657
Net increase (decrease) in net assets from contract owners' transactions	116,714	327	900	24,379	157,036	160,125
Net increase (decrease) in net assets	146,215	2,961	4,543	31,754	167,141	155,419
Net assets, beginning of period	28,115	8,528	14,388	9,460	42,656	63,150
Net assets, end of period	$174,330	$11,489	$18,931	$41,214	$209,797	$218,569

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Statements of Operations – Continued

For the Year Ended December 31, 2013

	LORD ABBETT SERIES FUND		NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST			NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)
	CALIBRATED DIVIDEND GROWTH (g)*	GROWTH AND INCOME	LARGE CAP VALUE	MID CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SMALL-CAP GROWTH	SOCIALLY RESPONSIVE
Investment income:
Income dividends from investments in portfolio shares	$3,810	$4,059	$3,445	$—	$446	$3,654	$—	$67
Expenses:
Mortality and expense risk fees	1,233	7,639	2,887	171	431	1,644	339	101
Net investment income (expense)	2,577	(3,580)	558	(171)	15	2,010	(339)	(34)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	20,226	7,205	7,423	171	2,440	(1,401)	6,806	47
Net realized short-term capital gain distributions from investments in portfolio shares	12,830	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	9,006	—	—	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	42,062	7,205	7,423	171	2,440	(1,401)	6,806	47
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(15,923)	218,407	67,083	4,648	9,950	(1,227)	5,596	3,013
Net increase (decrease) in net assets from operations	$28,716	$222,032	$75,064	$4,648	$12,405	$(618)	$12,063	$3,026

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2013

	LORD ABBETT SERIES FUND		NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST			NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)
	CALIBRATED DIVIDEND GROWTH (g)*	GROWTH AND INCOME	LARGE CAP VALUE	MID CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SMALL-CAP GROWTH	SOCIALLY RESPONSIVE
Changes from operations:
Net investment income (expense)	$2,577	$(3,580)	$558	$(171)	$15	$2,010	$(339)	$(34)
Net realized gain (loss) on investments in portfolio shares	42,062	7,205	7,423	171	2,440	(1,401)	6,806	47
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(15,923)	218,407	67,083	4,648	9,950	(1,227)	5,596	3,013
Net increase (decrease) in net assets from operations	28,716	222,032	75,064	4,648	12,405	(618)	12,063	3,026
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	6,573	50,001	14,216	1,649	—	14,865	862	300
Contract redemptions	(482)	(37,186)	(12,199)	(522)	(15,037)	(17,497)	(208)	(15)
Net transfers (including mortality transfers)	132,703	(101,368)	(4,467)	502	11,950	(700)	3,748	3,235
Net increase (decrease) in net assets from contract owners' transactions	138,794	(88,553)	(2,450)	1,629	(3,087)	(3,332)	4,402	3,520
Net increase (decrease) in net assets	167,510	133,479	72,614	6,277	9,318	(3,950)	16,465	6,546
Net assets, beginning of period	79,216	646,891	256,116	14,187	34,505	160,019	35,350	7,699
Net assets, end of period	$246,726	$780,370	$328,730	$20,464	$43,823	$156,069	$51,815	$14,245

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	NORTHERN LIGHTS VARIABLE TRUST		PIMCO VARIABLE INSURANCE TRUST
	JNF SSgA TACTICAL ALLOCATION (k)*	JNF SSgA SECTOR ROTATION (j)*	ALL ASSET	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND US DOLLAR- HEDGED
Investment income:
Income dividends from investments in portfolio shares	$51,282	$599,660	$6,469	$240	$3,031	$425
Expenses:
Mortality and expense risk fees	63,582	535,712	1,546	140	608	227
Net investment income (expense)	(12,300)	63,948	4,923	100	2,423	198
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	154,627	2,387,106	3,797	(1,185)	1,459	27
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	1,183
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	370	89
Net realized gain (loss) on investments in portfolio shares	154,627	2,387,106	3,797	(1,185)	1,829	1,299
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	940,556	17,792,437	(8,237)	(1,416)	(10,254)	(1,628)
Net increase (decrease) in net assets from operations	$1,082,883	$20,243,491	$483	$(2,501)	$(6,002)	$(131)

	NORTHERN LIGHTS VARIABLE TRUST		PIMCO VARIABLE INSURANCE TRUST
	JNF SSgA TACTICAL ALLOCATION (k)*	JNF SSgA SECTOR ROTATION (j)*	ALL ASSET	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND US DOLLAR- HEDGED
Changes from operations:
Net investment income (expense)	$(12,300)	$63,948	$4,923	$100	$2,423	$198
Net realized gain (loss) on investments in portfolio shares	154,627	2,387,106	3,797	(1,185)	1,829	1,299
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	940,556	17,792,437	(8,237)	(1,416)	(10,254)	(1,628)
Net increase (decrease) in net assets from operations	1,082,883	20,243,491	483	(2,501)	(6,002)	(131)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	126,118	518,054	1,997	2,988	1,726	884
Contract redemptions	(675,396)	(5,356,426)	(39,288)	(4,871)	(19,991)	—
Net transfers (including mortality transfers)	(215,621)	(1,701,477)	(115,495)	(52)	(22,157)	(965)
Net increase (decrease) in net assets from contract owners' transactions	(764,899)	(6,539,849)	(152,786)	(1,935)	(40,422)	(81)
Net increase (decrease) in net assets	317,984	13,703,642	(152,303)	(4,436)	(46,424)	(212)
Net assets, beginning of period	6,189,206	60,696,944	278,088	16,665	89,484	22,711
Net assets, end of period	$6,507,190	$74,400,586	$125,785	$12,229	$43,060	$22,499

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Statements of Operations – Continued

For the Year Ended December 31, 2013

	PIMCO VARIABLE INSURANCE TRUST (continued)					PIMCO VARIABLE INSURANCE TRUST (continued)
	GLOBAL BOND UNHEDGED	HIGH YIELD	LONG-TERM US GOVERNMENT	LOW DURATION	REAL RETURN	SHORT- TERM	TOTAL RETURN
Investment income:
Income dividends from investments in portfolio shares	$544	$2,240	$2,030	$1,077	$13,517	$333	$20,906
Expenses:
Mortality and expense risk fees	482	408	866	736	9,148	437	9,590
Net investment income (expense)	62	1,832	1,164	341	4,369	(104)	11,316
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(4,874)	1,253	(5,677)	100	6,557	69	9,346
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	2,378	—	2,716	—	4,137
Net realized long-term capital gain distributions from investments in portfolio shares	249	—	1,316	—	3,502	—	4,207
Net realized gain (loss) on investments in portfolio shares	(4,625)	1,253	(1,983)	100	12,775	69	17,690
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(802)	(1,410)	(11,737)	(1,479)	(109,450)	(144)	(57,476)
Net increase (decrease) in net assets from operations	$(5,365)	$1,675	$(12,556)	$(1,038)	$(92,306)	$(179)	$(28,470)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2013

	PIMCO VARIABLE INSURANCE TRUST (continued)					PIMCO VARIABLE INSURANCE TRUST (continued)
	GLOBAL BOND UNHEDGED	HIGH YIELD	LONG-TERM US GOVERNMENT	LOW DURATION	REAL RETURN	SHORT- TERM	TOTAL RETURN
Changes from operations:
Net investment income (expense)	$62	$1,832	$1,164	$341	$4,369	$(104)	$11,316
Net realized gain (loss) on investments in portfolio shares	(4,625)	1,253	(1,983)	100	12,775	69	17,690
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(802)	(1,410)	(11,737)	(1,479)	(109,450)	(144)	(57,476)
Net increase (decrease) in net assets from operations	(5,365)	1,675	(12,556)	(1,038)	(92,306)	(179)	(28,470)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,878	7,701	2,394	3,062	33,801	2,469	16,864
Contract redemptions	(6,903)	(2,918)	(15,383)	(11,098)	(50,858)	(7,751)	(78,871)
Net transfers (including mortality transfers)	(44,601)	(24,600)	(16,018)	3,133	(321,409)	1,338	(349,344)
Net increase (decrease) in net assets from contract owners' transactions	(49,626)	(19,817)	(29,007)	(4,903)	(338,466)	(3,944)	(411,351)
Net increase (decrease) in net assets	(54,991)	(18,142)	(41,563)	(5,941)	(430,772)	(4,123)	(439,821)
Net assets, beginning of period	90,425	46,996	109,966	78,195	1,158,323	48,043	1,322,720
Net assets, end of period	$35,434	$28,854	$68,403	$72,254	$727,551	$43,920	$882,899

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	PIONEER VARIABLE CONTRACTS TRUST
	DISCIPLINED VALUE (h)*	EMERGING MARKETS	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME
Investment income:
Income dividends from investments in portfolio shares	$13	$811	$8,336	$1,709	$6,047	$145	$1,113
Expenses:
Mortality and expense risk fees	9	1,040	3,769	1,687	1,207	197	276
Net investment income (expense)	4	(229)	4,567	22	4,840	(52)	837
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	2	(28,781)	3,485	7,445	(4,255)	486	5
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	1,049	—	63
Net realized long-term capital gain distributions from investments in portfolio shares	35	—	—	7,806	6,447	—	93
Net realized gain (loss) on investments in portfolio shares	37	(28,781)	3,485	15,251	3,241	486	161
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	182	25,556	81,830	29,964	4,398	4,911	(1,024)
Net increase (decrease) in net assets from operations	$223	$(3,454)	$89,882	$45,237	$12,479	$5,345	$(26)

	PIONEER VARIABLE CONTRACTS TRUST
	DISCIPLINED VALUE (h)*	EMERGING MARKETS	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME
Changes from operations:
Net investment income (expense)	$4	$(229)	$4,567	$22	$4,840	$(52)	$837
Net realized gain (loss) on investments in portfolio shares	37	(28,781)	3,485	15,251	3,241	486	161
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	182	25,556	81,830	29,964	4,398	4,911	(1,024)
Net increase (decrease) in net assets from operations	223	(3,454)	89,882	45,237	12,479	5,345	(26)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	468	3,934	8,695	5,363	2,664	—	1,391
Contract redemptions	—	(6,177)	(90)	(265)	(501)	—	—
Net transfers (including mortality transfers)	63	(36,227)	(127,816)	(23,036)	(107,012)	(1,288)	—
Net increase (decrease) in net assets from contract owners' transactions	531	(38,470)	(119,211)	(17,938)	(104,849)	(1,288)	1,391
Net increase (decrease) in net assets	754	(41,924)	(29,329)	27,299	(92,370)	4,057	1,365
Net assets, beginning of period	690	127,741	349,486	144,850	128,131	18,176	26,881
Net assets, end of period	$1,444	$85,817	$320,157	$172,149	$35,761	$22,233	$28,246

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Statements of Operations – Continued

For the Year Ended December 31, 2013

	ROYCE CAPITAL FUND		THIRD AVENUE VARIABLE SERIES TRUST	VAN ECK VIP TRUST
	MICRO-CAP	SMALL-CAP	VALUE	EMERGING MARKETS
Investment income:
Income dividends from investments in portfolio shares	$1,835	$4,723	$20,738	$6,314
Expenses:
Mortality and expense risk fees	3,477	5,091	6,918	4,005
Net investment income (expense)	(1,642)	(368)	13,820	2,309
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	10,980	60,967	68,214	24,797
Net realized short-term capital gain distributions from investments in portfolio shares	—	2,026	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	9,616	22,523	—	—
Net realized gain (loss) on investments in portfolio shares	20,596	85,516	68,214	24,797
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	44,655	59,167	29,121	12,446
Net increase (decrease) in net assets from operations	$63,609	$144,315	$111,155	$39,552

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2013

	ROYCE CAPITAL FUND		THIRD AVENUE VARIABLE SERIES TRUST	VAN ECK VIP TRUST
	MICRO-CAP	SMALL-CAP	VALUE	EMERGING MARKETS
Changes from operations:
Net investment income (expense)	$(1,642)	$(368)	$13,820	$2,309
Net realized gain (loss) on investments in portfolio shares	20,596	85,516	68,214	24,797
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	44,655	59,167	29,121	12,446
Net increase (decrease) in net assets from operations	63,609	144,315	111,155	39,552
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	23,347	26,556	20,229	14,628
Contract redemptions	(18,621)	(58,759)	(20,395)	(49,977)
Net transfers (including mortality transfers)	(21,339)	(47,187)	(273,740)	(24,625)
Net increase (decrease) in net assets from contract owners' transactions	(16,613)	(79,390)	(273,906)	(59,974)
Net increase (decrease) in net assets	46,996	64,925	(162,751)	(20,422)
Net assets, beginning of period	334,650	423,375	755,821	398,121
Net assets, end of period	$381,646	$488,300	$593,070	$377,699

The accompanying notes are an integral part of these financial statements.

	VAN ECK VIP TRUST (continued)			WELLS FARGO ADVANTAGE VT FUNDS
	GLOBAL HARD ASSETS	MULTI- MANAGER ALTERNATIVES	UNCONSTRAINED EMERGING MARKETS BOND (i)*	DISCOVERY	OPPORTUNITY	COMBINED TOTAL
Investment income:
Income dividends from investments in portfolio shares	$3,349	$—	$1,374	$60	$2,328	$1,318,665
Expenses:
Mortality and expense risk fees	4,024	161	596	8,352	11,707	1,170,432
Net investment income (expense)	(675)	(161)	778	(8,292)	(9,379)	148,233
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	10,158	283	(3,501)	45,512	32,346	4,180,594
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	11	—	—	280,638
Net realized long-term capital gain distributions from investments in portfolio shares	9,573	41	—	23,424	—	660,719
Net realized gain (loss) on investments in portfolio shares	19,731	324	(3,490)	68,936	32,346	5,121,951
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	14,900	909	(4,314)	225,675	275,951	27,760,047
Net increase (decrease) in net assets from operations	$33,956	$1,072	$(7,026)	$286,319	$298,918	$33,030,231

	VAN ECK VIP TRUST (continued)			WELLS FARGO ADVANTAGE VT FUNDS
	GLOBAL HARD ASSETS	MULTI- MANAGER ALTERNATIVES	UNCONSTRAINED EMERGING MARKETS BOND (i)*	DISCOVERY	OPPORTUNITY	COMBINED TOTAL
Changes from operations:
Net investment income (expense)	$(675)	$(161)	$778	$(8,292)	$(9,379)	$148,233
Net realized gain (loss) on investments in portfolio shares	19,731	324	(3,490)	68,936	32,346	5,121,951
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	14,900	909	(4,314)	225,675	275,951	27,760,047
Net increase (decrease) in net assets from operations	33,956	1,072	(7,026)	286,319	298,918	33,030,231
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	12,691	520	3,989	40,602	49,703	2,445,234
Contract redemptions	(49,327)	(314)	(17,784)	(18,364)	(43,570)	(9,837,585)
Net transfers (including mortality transfers)	(170,325)	(365)	(10,836)	109,973	(28,156)	(4,851,005)
Net increase (decrease) in net assets from contract owners' transactions	(206,961)	(159)	(24,631)	132,211	(22,023)	(12,243,356)
Net increase (decrease) in net assets	(173,005)	913	(31,657)	418,530	276,895	20,786,875
Net assets, beginning of period	540,242	24,790	66,284	573,959	1,017,991	121,247,517
Net assets, end of period	$367,237	$25,703	$34,627	$992,489	$1,294,886	$142,034,392

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Notes to Financial Statements

Years Ended December 31, 2014 and 2013

(1)  General

Jefferson National Life Annuity Account C ("Account C") was established in 1980 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. Account C is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. Account C was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective May 1, 1993, Account C was restructured into a single unit investment trust. The operations of Account C are included in the operations of Jefferson National Life Insurance Company (the "Company"), a wholly-owned subsidiary of Jefferson National Financial Corporation ("JNFC"), pursuant to the provisions of the Texas Insurance Code.

JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the Northern Lights JNF portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.

Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. Currently, however, there are no legal proceedings to which Account C is a party or to which the assets of Account C are subject. Neither the Company nor Jefferson National Financial Securities Corporation, the distributor of the Account C's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account C.

The following investment subaccounts are available to new investors as of December 31, 2014:

THE ALGER PORTFOLIOS

Capital Appreciation Portfolio

Large Cap Growth Portfolio

Mid Cap Growth Portfolio

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

Balanced Fund

Income & Growth Fund

Inflation Protection Fund

International Fund

Large Company Value Fund

Ultra Fund

Value Fund

COLUMBIA FUNDS VARIABLE SERIES TRUST

Seligman Global Technology Fund

DIREXION INSURANCE TRUST

Dynamic VP HY Bond Fund

THE DREYFUS INVESTMENT PORTFOLIOS

Dreyfus Small Cap Stock Index Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND

International Value Portfolio

FEDERATED INSURANCE SERIES

High Income Bond Fund II

Kaufmann Fund II

Managed Volatility Fund II

GUGGENHEIM VARIABLE INSURANCE FUNDS

CLS AdvisorOne Amerigo Fund

CLS AdvisorOne Clermont Fund

Long Short Equity Fund

Multi-Hedge Strategies Fund

Rydex Banking Fund

Rydex Basic Materials Fund

Rydex Biotechnology Fund

Rydex Commodities Strategy Fund

Rydex Consumer Products Fund

Rydex Dow 2X Strategy Fund

Rydex Electronics Fund

Rydex Energy Fund

Rydex Energy Services Fund

Rydex Europe 1.25X Strategy Fund

Rydex Financial Services Fund

Rydex Government Long Bond 1.2X Strategy Fund

Rydex Health Care Fund

Rydex Internet Fund

Rydex Inverse Dow 2X Strategy Fund

Rydex Inverse Government Long Bond Strategy Fund

Rydex Inverse Mid-Cap Strategy Fund

Rydex Inverse NASDAQ-100® Strategy Fund

Rydex Inverse Russell 2000® Strategy Fund

Rydex Inverse S&P 500 Strategy Fund

Rydex Japan 2X Strategy Fund

Rydex Leisure Fund

Rydex Mid Cap 1.5X Strategy Fund

Rydex NASDAQ-100® Fund

Rydex NASDAQ-100® 2X Strategy Fund

Rydex Nova Fund

Rydex Precious Metals Fund

Rydex Real Estate Fund

Rydex Retailing Fund

Rydex Russell 2000® 1.5X Strategy Fund

Rydex Russell 2000® 2X Strategy Fund

Rydex S&P 500 2X Strategy Fund

Rydex S&P 500 Pure Growth Fund

Rydex S&P 500 Pure Value Fund

Rydex S&P MidCap 400 Pure Growth Fund

Rydex S&P MidCap 400 Pure Value Fund

Rydex S&P SmallCap 600 Pure Growth Fund

Rydex S&P SmallCap 600 Pure Value Fund

Rydex Strengthening Dollar 2X Strategy Fund

Rydex Technology Fund

Rydex Telecommunications Fund

Rydex Transportation Fund

Rydex Utilities Fund

Rydex Weakening Dollar 2X Strategy Fund

INVESCO VARIABLE INSURANCE FUNDS

Core Equity Fund Series I

Diversified Dividend Fund Series I

Global Health Care Fund Series I

Global Real Estate Fund Series I

High Yield Fund Series I

Mid Cap Core Equity Fund Series II

Money Market Fund Series I

Technology Fund Series I

Value Opportunities Fund Series I

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

JANUS ASPEN SERIES – INSTITUTIONAL

Balanced Portfolio

Enterprise Portfolio

Forty Portfolio

Global Research Portfolio

Janus Portfolio

Overseas Portfolio

Perkins Mid Cap Value Portfolio

LAZARD RETIREMENT SERIES, INC.

Emerging Markets Equity Portfolio

International Equity Portfolio

US Small-Mid Cap Equity Portfolio

US Strategic Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Aggressive Growth Portfolio

ClearBridge Variable Equity Income Portfolio

ClearBridge Variable Large Cap Growth Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Global High Yield Bond Portfolio

LORD ABBETT SERIES FUND, INC.

Calibrated Dividend Growth Portfolio

Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Large Cap Value Portfolio

Mid Cap Growth Portfolio

Mid Cap Intrinsic Value Portfolio

Short Duration Bond Portfolio

Small-Cap Growth Portfolio

Socially Responsive Portfolio

NORTHERN LIGHTS VARIABLE TRUST

JNF SSgA Sector Rotation Portfolio

JNF SSgA Tactical Allocation Portfolio

PIMCO VARIABLE INSURANCE TRUST (Administrative Class)

All Asset Portfolio

CommodityRealReturn Strategy Portfolio

Emerging Markets Bond Portfolio

Foreign Bond US Dollar-Hedged Portfolio

Global Bond Unhedged Portfolio

High Yield Portfolio

Long-Term US Government Portfolio

Low Duration Portfolio

Real Return Portfolio

Short-Term Portfolio

Total Return Portfolio

PIONEER VARIABLE CONTRACTS TRUST

Disciplined Value Portfolio

Emerging Markets Portfolio

Equity Income Portfolio

Fund Portfolio

High Yield Portfolio

Mid Cap Value Portfolio

Strategic Income Portfolio

ROYCE CAPITAL FUND

Micro-Cap Portfolio

Small-Cap Portfolio

THIRD AVENUE VARIABLE SERIES TRUST

Value Portfolio

VAN ECK VIP TRUST

Emerging Markets Fund

Global Hard Assets Fund

Multi-Manager Alternatives Fund

Unconstrained Emerging Markets Bond Fund

WELLS FARGO ADVANTAGE VT FUNDS

Discovery Fund

Opportunity Fund

(2)  Summary of Significant Accounting Policies

BASIS OF PRESENTATION

The financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2014, the Financial Accounting Standards Board ("FASB") issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), to clarify the principles for recognizing revenue. While insurance contracts are not within the scope of this updated guidance, service and fee income will be subject to this updated guidance. The updated guidance requires an entity to recognize revenue as performance obligations are met, in order to reflect the transfer of promised goods or services to customers in an amount that reflects the consideration the entity is entitled to receive for those goods or services. The following steps are applied in the updated guidance: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the entity satisfies a performance obligation. The updated guidance is effective for periods beginning after December 15, 2016. Account C is currently evaluating the impact of this guidance on its financial statements.

In September of 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The amendments in this Update define when and how companies are required to disclose going concern uncertainties, which must be evaluated each interim and annual period. Specifically, the ASU requires management to determine whether substantial doubt exists regarding the entity's going concern presumption. Substantial doubt about an entity's ability to continue as a going concern exists when relevant conditions and events, considered in the aggregate, indicate that it is probable that the entity will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued (or available to be issued). If substantial doubt exists, certain disclosures are required; the extent of those disclosures depends on an evaluation of management's plans (if any) to mitigate the going concern uncertainty. The new standard applies prospectively, for both public and private entities, to annual periods ending after December 15, 2016, and to annual and interim periods thereafter. Early adoption is permitted. Account C is currently evaluating the impact of this guidance on its financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

In June 2013, the FASB issued ASU No. 2013-08, "Financial Services Investment Companies (Topic 946)-Amendments to the Scope, Measurement, and Disclosure Requirements." ASU No. 2013-08 clarifies the approach to be used for determining whether an entity is an investment company and provides new measurement and disclosure requirements. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Earlier application is prohibited. The adoption of ASU No. 2013-08, effective January 1, 2014 did not affect Account C's financial condition, results of operations, or cash flows.

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

Investments in portfolio shares are valued at fair value using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income and realized gain distributions are recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account C does not hold any investments that are restricted as to resale.

Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account C as of the beginning of the valuation period.

FEDERAL INCOME TAXES

No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account C are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account C and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Account C does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for uncertain tax positions or incurred any unrecognized tax benefits.

ANNUITY RESERVES

Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3.5 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.

BREAKAGE

Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. Breakage for the year ended December 31, 2014 and 2013 resulted in expenses of $247 and $1,389, respectfully.

(3)  Financial Instruments and Fair Value

Account C values all investments at fair value. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that market participants would use in pricing the investment based on available market data. Unobservable inputs are inputs that reflect Account C's assumptions about the factors market participants would use in valuing the investment based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

•  Level 1 –  Valuations based on quoted prices in active markets for identical investments.

•  Level 2 –  Valuations based on (i) quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly; (ii) quoted prices for similar investments in active markets; and (iii) inputs other than quoted prices that are observable or inputs derived from or corroborated by market data for substantially the full term of the investment.

•  Level 3 –  Valuations based on inputs that are unobservable, supported by little or no market activity, and that are significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, such as, the type of product, whether the product is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund managers. Account C includes these prices in the amounts disclosed in Level 1 of the hierarchy.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

Fair Value Measurements Using
	Total As of 12/31/2014	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Mutual Funds:
Alternative	$65,051	$65,051	$—	$—
Balanced	7,499,631	7,499,631	—	—
Bond	3,059,554	3,059,554	—	—
Money Market	2,784,408	2,784,408	—	—
Stock	125,543,270	125,543,270	—	—
	$138,951,914	$138,951,914	—	—

Account C's investments include various mutual funds whose fair value is calculated using the net asset value (NAV) per share. The following table indicates the investments with a reported NAV:

Fair Value Using NAV per share as of December 31, 2014
Investment	Fair Value using NAV	Unfunded commitment	Redemption frequency	Redemption Notice Period*	Other redemption restrictions
Mutual Funds:
Alternative	$65,051	N/A	Daily	0 - 90 days	None
Balanced	7,499,631	N/A	Daily	0 - 90 days	None
Bond	3,059,554	N/A	Daily	0 - 90 days	None
Money Market	2,784,408	N/A	Daily	None	None
Stock	125,543,270	N/A	Daily	0 - 90 days	None
	$138,951,914

*  Varies by individual fund.

(4)  Purchases and Sales of Investments in Portfolio Shares

The aggregate cost of purchases of investments in portfolio shares was $14,696,127 and $12,963,950 for the years ended December 31, 2014 and 2013, respectively. The aggregate proceeds from sales of investments in portfolio shares were $24,077,759 and $24,117,802 for the years ended December 31, 2014 and 2013, respectively.

(5)  Deductions and Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

The Company deducts daily from Account C a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments of Account C, for assuming the mortality and expense risks except for the JNF Equity, of the Northern Lights Series Trust, which is 0.79 percent. These fees were $1,262,552 and $1,170,432 for the years ended December 31, 2014 and 2013, respectively and have been included as a redemption in the accompanying Statements of Changes in Net Assets.

Pursuant to an agreement between Account C and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account C, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Under group contracts no longer being sold, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. The annual contract fee and surrender charges were $38,326 and $43,194 for the years ended December 31, 2014 and 2013, respectively.

(6)  Financial Highlights

The following table discloses total returns, investment income and expense ratios for each offered fund in Account C.

The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO
The Alger Portfolios:
Capital Appreciation Portfolio
December 31, 2014	349	$8.36	$2,943	12.52%	0.09%	1.00%
December 31, 2013	386	7.43	2,889	33.87%	0.39%	1.00%
December 31, 2012	396	5.55	2,220	17.09%	1.05%	1.00%
December 31, 2011	408	4.74	1,953	-1.25%	0.11%	1.00%
December 31, 2010	410	4.80	1,990	12.94%	0.40%	1.00%
Large Cap Growth Portfolio
December 31, 2014	439	3.02	1,326	9.82%	0.16%	1.00%
December 31, 2013	470	2.75	1,290	34.15%	0.80%	1.00%
December 31, 2012	501	2.05	1,029	8.47%	1.17%	1.00%
December 31, 2011	560	1.89	1,057	-1.05%	1.01%	1.00%
December 31, 2010	593	1.91	1,135	11.70%	0.74%	1.00%
Mid Cap Growth Portfolio
December 31, 2014	178	3.92	698	7.10%	0.00%	1.00%
December 31, 2013	218	3.66	801	34.56%	0.32%	1.00%
December 31, 2012	251	2.72	683	14.77%	0.00%	1.00%
December 31, 2011	260	2.37	616	-9.20%	0.34%	1.00%
December 31, 2010	296	2.61	773	18.10%	0.00%	1.00%
Small Cap Growth Portfolio
December 31, 2014	623	2.87	1,787	-0.69%	0.00%	1.00%
December 31, 2013	655	2.89	1,890	33.18%	0.00%	1.00%
December 31, 2012	719	2.17	1,561	11.28%	0.00%	1.00%
December 31, 2011	785	1.95	1,531	-3.94%	0.00%	1.00%
December 31, 2010	862	2.03	1,754	23.78%	0.00%	1.00%
AllianceBernstein Variable Products Series Fund, Inc.:
Growth and Income Portfolio
December 31, 2014	32	2.01	64	8.06%	1.37%	1.00%
December 31, 2013	31	1.86	57	33.81%	1.50%	1.00%
December 31, 2012	46	1.39	64	16.81%	1.64%	1.00%
December 31, 2011	26	1.19	31	5.31%	1.27%	1.00%
December 31, 2010	20	1.13	23	11.88%	0.00%	1.00%
American Century Variable Portfolios, Inc.:
Balanced Fund
December 31, 2014	15	17.43	268	8.73%	1.50%	1.00%
December 31, 2013	9	16.03	144	16.24%	1.60%	1.00%
December 31, 2012	9	13.79	120	10.76%	2.09%	1.00%
December 31, 2011	8	12.45	94	4.27%	1.71%	1.00%
December 31, 2010	7	11.94	89	10.45%	1.91%	1.00%
Income & Growth Fund
December 31, 2014	74	2.06	152	11.35%	1.96%	1.00%
December 31, 2013	99	1.85	183	35.04%	2.24%	1.00%
December 31, 2012	100	1.37	137	13.22%	2.17%	1.00%
December 31, 2011	89	1.21	108	2.54%	1.58%	1.00%
December 31, 2010	81	1.18	96	12.38%	1.52%	1.00%
Inflation Protection Fund
December 31, 2014	7	13.99	100	2.27%	1.14%	1.00%
December 31, 2013	7	13.68	98	-9.40%	1.40%	1.00%
December 31, 2012	8	15.10	124	6.34%	2.42%	1.00%
December 31, 2011	8	14.20	114	10.68%	4.75%	1.00%
December 31, 2010	3	12.83	35	4.06%	1.65%	1.00%
International Fund
December 31, 2014	312	2.08	650	-6.73%	1.67%	1.00%
December 31, 2013	316	2.23	703	21.20%	1.97%	1.00%
December 31, 2012	413	1.84	760	20.26%	0.87%	1.00%
December 31, 2011	432	1.53	661	-13.07%	1.53%	1.00%
December 31, 2010	518	1.76	911	12.10%	2.28%	1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO
American Century Variable Portfolios, Inc.: (continued)
Large Company Value Fund
December 31, 2014	—	$12.77	$4	11.82%	1.47%	1.00%
December 31, 2013	—	11.42	3	29.92%	1.52%	1.00%
December 31, 2012	—	8.79	3	15.35%	1.93%	1.00%
December 31, 2011	—	7.62	2	0.00%	1.64%	1.00%
December 31, 2010	—	7.62	2	9.96%	1.55%	1.00%
Ultra Fund
December 31, 2014	2	17.09	35	8.85%	0.39%	1.00%
December 31, 2013	2	15.70	34	35.70%	0.38%	1.00%
December 31, 2012	2	11.57	22	12.88%	0.00%	1.00%
December 31, 2011	1	10.25	10	0.00%	0.00%	1.00%
December 31, 2010	4	10.25	40	14.91%	0.48%	1.00%
Value Fund
December 31, 2014	290	3.75	1,087	11.94%	1.54%	1.00%
December 31, 2013	291	3.35	975	30.35%	1.66%	1.00%
December 31, 2012	296	2.57	761	13.22%	1.94%	1.00%
December 31, 2011	301	2.27	683	0.00%	2.02%	1.00%
December 31, 2010	329	2.27	746	12.38%	2.22%	1.00%
Columbia Funds Variable Series Trust:
Seligman Global Technology Portfolio
December 31, 2014	74	1.13	85	24.18%	0.00%	1.00%
December 31, 2013	122	0.91	113	24.66%	0.00%	1.00%
December 31, 2012	124	0.73	92	5.80%	0.00%	1.00%
December 31, 2011	127	0.69	89	-8.00%	0.00%	1.00%
December 31, 2010	67	0.75	51	15.38%	0.00%	1.00%
Direxion Insurance Trust:
Dynamic VP HY Bond Fund
December 31, 2014	4	12.19	48	-1.14%	1.85%	1.00%
December 31, 2013	3	12.33	40	2.92%	3.06%	1.00%
December 31, 2012	4	11.98	51	8.03%	3.70%	1.00%
December 31, 2011	2	11.09	25	3.94%	9.95%	1.00%
December 31, 2010	5	10.67	58	2.99%	3.78%	1.00%
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio
December 31, 2014	12	22.40	277	4.09%	0.84%	1.00%
December 31, 2013	5	21.52	103	39.29%	1.25%	1.00%
December 31, 2012	9	15.45	141	14.61%	0.66%	1.00%
December 31, 2011	4	13.48	54	-0.44%	0.97%	1.00%
December 31, 2010	7	13.54	97	24.56%	0.35%	1.00%
The Dreyfus Socially Responsible Growth Fund, Inc.:
December 31, 2014	728	3.53	2,587	12.06%	1.04%	1.00%
December 31, 2013	764	3.15	2,421	33.47%	1.24%	1.00%
December 31, 2012	845	2.36	2,015	10.80%	0.80%	1.00%
December 31, 2011	825	2.13	1,779	-0.47%	0.89%	1.00%
December 31, 2010	866	2.14	1,872	13.83%	0.90%	1.00%
Dreyfus Stock Index Fund:
December 31, 2014	1,897	4.35	8,378	12.40%	1.77%	1.00%
December 31, 2013	2,126	3.87	8,365	30.74%	1.84%	1.00%
December 31, 2012	2,267	2.96	6,829	14.29%	2.04%	1.00%
December 31, 2011	2,466	2.59	6,487	1.17%	1.81%	1.00%
December 31, 2010	2,878	2.56	7,500	13.27%	1.82%	1.00%
Dreyfus Variable Investment Fund:
International Value Portfolio
December 31, 2014	67	1.55	103	-10.40%	1.57%	1.00%
December 31, 2013	59	1.73	102	21.83%	1.99%	1.00%
December 31, 2012	68	1.42	96	11.81%	3.24%	1.00%
December 31, 2011	80	1.27	101	-19.11%	2.29%	1.00%
December 31, 2010	87	1.57	137	3.29%	2.03%	1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO
Federated Insurance Series:
High Income Bond Fund II
December 31, 2014	122	$3.09	$376	1.64%	6.51%	1.00%
December 31, 2013	166	3.04	504	5.92%	6.88%	1.00%
December 31, 2012	172	2.87	493	13.44%	7.97%	1.00%
December 31, 2011	161	2.53	406	4.12%	9.80%	1.00%
December 31, 2010	225	2.43	546	13.55%	8.89%	1.00%
Kaufmann Fund II
December 31, 2014	10	16.01	168	8.32%	0.00%	1.00%
December 31, 2013	11	14.78	157	38.26%	0.00%	1.00%
December 31, 2012	12	10.69	127	15.82%	0.00%	1.00%
December 31, 2011	12	9.23	114	-14.30%	0.74%	1.00%
December 31, 2010	31	10.77	332	16.56%	0.00%	1.00%
Managed Volatility Fund II
December 31, 2014	170	2.66	456	3.10%	2.80%	1.00%
December 31, 2013	131	2.58	344	20.56%	2.82%	1.00%
December 31, 2012	145	2.14	315	12.04%	2.86%	1.00%
December 31, 2011	135	1.91	261	3.80%	4.22%	1.00%
December 31, 2010	181	1.84	337	10.84%	5.60%	1.00%
Guggenheim Variable Insurance Funds:
CLS AdvisorOne Amerigo Fund
December 31, 2014	—	16.23	—	2.46%	0.00%	1.00%
December 31, 2013	—	15.84	—	22.22%	0.00%	1.00%
December 31, 2012	—	12.96	1	12.60%	0.00%	1.00%
December 31, 2011	—	11.51	1	-8.21%	0.00%	1.00%
December 31, 2010	1	12.54	7	13.90%	0.12%	1.00%
CLS AdvisorOne Clermont Fund
December 31, 2014	—	13.09	—	0.77%	0.00%	1.00%
December 31, 2013	—	12.99	—	9.07%	0.00%	1.00%
December 31, 2012	—	11.91	—	9.67%	0.00%	1.00%
December 31, 2011	—	10.86	—	-1.27%	0.00%	1.00%
December 31, 2010	—	11.00	—	9.89%	0.00%	1.00%
Long Short Equity Fund
December 31, 2014	—	1.91	—	1.60%	0.00%	1.00%
December 31, 2013	8	1.88	15	16.77%	0.00%	1.00%
December 31, 2012	8	1.61	13	3.21%	0.00%	1.00%
December 31, 2011	7	1.56	11	-7.69%	0.00%	1.00%
December 31, 2010	39	1.69	65	10.46%	0.00%	1.00%
Multi-Hedge Strategies Fund
December 31, 2014	1	9.30	11	3.68%	0.00%	1.00%
December 31, 2013	1	8.97	9	0.56%	0.00%	1.00%
December 31, 2012	1	8.92	7	1.25%	0.54%	1.00%
December 31, 2011	1	8.81	8	2.32%	0.00%	1.00%
December 31, 2010	1	8.61	5	5.13%	0.00%	1.00%
Rydex Banking Fund
December 31, 2014	—	6.87	3	2.38%	1.64%	1.00%
December 31, 2013	—	6.71	3	28.05%	1.28%	1.00%
December 31, 2012	—	5.24	2	23.00%	0.16%	1.00%
December 31, 2011	—	4.26	2	-23.10%	0.33%	1.00%
December 31, 2010	1	5.54	3	11.92%	0.11%	1.00%
Rydex Basic Materials Fund
December 31, 2014	8	18.91	152	-2.78%	4.46%	1.00%
December 31, 2013	8	19.45	157	0.26%	0.72%	1.00%
December 31, 2012	9	19.40	181	9.60%	0.00%	1.00%
December 31, 2011	13	17.70	229	-17.29%	0.00%	1.00%
December 31, 2010	14	21.40	289	25.37%	0.54%	1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Biotechnology Fund
December 31, 2014	43	$33.34	$1,418	31.36%	0.00%	1.00%
December 31, 2013	40	25.38	1,014	52.71%	0.00%	1.00%
December 31, 2012	33	16.62	543	34.57%	0.00%	1.00%
December 31, 2011	9	12.35	110	9.49%	0.00%	1.00%
December 31, 2010	3	11.28	37	9.62%	0.00%	1.00%
Rydex Commodities Strategy Fund
December 31, 2014	2	3.42	6	-34.73%	0.00%	1.00%
December 31, 2013	2	5.24	8	-4.20%	0.00%	1.00%
December 31, 2012	1	5.47	8	-2.32%	0.00%	1.00%
December 31, 2011	1	5.60	5	-7.59%	11.63%	1.00%
December 31, 2010	8	6.06	46	6.88%	0.00%	1.00%
Rydex Consumer Products Fund
December 31, 2014	11	23.52	252	11.52%	0.51%	1.00%
December 31, 2013	9	21.09	197	26.97%	1.47%	1.00%
December 31, 2012	8	16.61	132	8.00%	1.33%	1.00%
December 31, 2011	8	15.38	119	12.59%	1.71%	1.00%
December 31, 2010	5	13.66	72	16.16%	1.68%	1.00%
Rydex Dow 2X Strategy Fund
December 31, 2014	6	21.54	122	15.62%	0.00%	1.00%
December 31, 2013	5	18.63	101	61.16%	0.00%	1.00%
December 31, 2012	6	11.56	72	15.95%	0.00%	1.00%
December 31, 2011	10	9.97	99	8.02%	0.00%	1.00%
December 31, 2010	8	9.23	72	23.40%	1.17%	1.00%
Rydex Electronics Fund
December 31, 2014	10	11.35	117	22.57%	0.00%	1.00%
December 31, 2013	—	9.26	—	33.62%	0.00%	1.00%
December 31, 2012	—	6.93	—	0.14%	0.00%	1.00%
December 31, 2011	2	6.92	12	-17.42%	0.00%	1.00%
December 31, 2010	1	8.38	11	8.55%	0.00%	1.00%
Rydex Energy Fund
December 31, 2014	24	19.54	461	-19.42%	0.10%	1.00%
December 31, 2013	28	24.25	682	22.23%	0.21%	1.00%
December 31, 2012	29	19.84	577	1.38%	0.00%	1.00%
December 31, 2011	28	19.57	557	-6.77%	0.00%	1.00%
December 31, 2010	31	20.99	647	17.86%	0.53%	1.00%
Rydex Energy Services Fund
December 31, 2014	27	17.12	457	-30.04%	0.00%	1.00%
December 31, 2013	27	24.47	673	22.66%	0.00%	1.00%
December 31, 2012	36	19.95	730	-0.60%	0.00%	1.00%
December 31, 2011	50	20.07	1,017	-10.20%	0.00%	1.00%
December 31, 2010	39	22.35	896	24.79%	0.00%	1.00%
Rydex Europe 1.25X Strategy Fund
December 31, 2014	2	10.40	25	-13.33%	1.95%	1.00%
December 31, 2013	2	12.00	27	22.57%	0.13%	1.00%
December 31, 2012	4	9.79	41	20.42%	1.00%	1.00%
December 31, 2011	4	8.13	34	-15.93%	0.00%	1.00%
December 31, 2010	6	9.67	55	-11.69%	2.33%	1.00%
Rydex Financial Services Fund
December 31, 2014	2	10.87	17	11.49%	0.44%	1.00%
December 31, 2013	2	9.75	22	26.30%	0.73%	1.00%
December 31, 2012	1	7.72	11	21.38%	0.26%	1.00%
December 31, 2011	1	6.36	4	-15.76%	0.05%	1.00%
December 31, 2010	1	7.55	6	13.36%	0.91%	1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Government Long Bond 1.2X Strategy Fund
December 31, 2014	74	$1.89	$141	33.10%	0.85%	1.00%
December 31, 2013	9	1.42	13	-18.86%	0.80%	1.00%
December 31, 2012	50	1.75	87	1.74%	0.73%	1.00%
December 31, 2011	135	1.72	232	39.84%	1.23%	1.00%
December 31, 2010	29	1.23	36	9.82%	2.35%	1.00%
Rydex Health Care Fund
December 31, 2014	11	24.39	276	23.37%	0.00%	1.00%
December 31, 2013	3	19.77	63	40.41%	0.24%	1.00%
December 31, 2012	2	14.08	32	15.98%	0.00%	1.00%
December 31, 2011	4	12.14	45	3.67%	0.00%	1.00%
December 31, 2010	3	11.71	34	5.69%	0.25%	1.00%
Rydex Internet Fund
December 31, 2014	3	21.69	62	0.93%	0.00%	1.00%
December 31, 2013	4	21.49	97	49.76%	0.00%	1.00%
December 31, 2012	1	14.35	14	18.11%	0.00%	1.00%
December 31, 2011	1	12.15	12	-12.78%	0.00%	1.00%
December 31, 2010	2	13.93	23	19.57%	0.00%	1.00%
Rydex Inverse Dow 2X Strategy Fund
December 31, 2014	1	0.88	1	-22.81%	0.00%	1.00%
December 31, 2013	30	1.14	34	-44.39%	0.00%	1.00%
December 31, 2012	1	2.05	1	-22.93%	0.00%	1.00%
December 31, 2011	7	2.66	20	-27.91%	0.00%	1.00%
December 31, 2010	39	3.69	145	-31.03%	0.00%	1.00%
Rydex Inverse Government Long Bond Strategy Fund
December 31, 2014	7	0.32	2	-25.58%	0.00%	1.00%
December 31, 2013	7	0.43	3	16.22%	0.00%	1.00%
December 31, 2012	10	0.37	4	-7.50%	0.00%	1.00%
December 31, 2011	24	0.40	10	-31.03%	0.00%	1.00%
December 31, 2010	62	0.58	36	-14.71%	0.00%	1.00%
Rydex Inverse Mid-Cap Strategy Fund
December 31, 2014	—	2.16	—	-12.55%	0.00%	1.00%
December 31, 2013	—	2.47	—	-28.20%	0.00%	1.00%
December 31, 2012	—	3.44	—	-19.25%	0.00%	1.00%
December 31, 2011	—	4.26	2	-8.19%	0.00%	1.00%
December 31, 2010	—	4.64	2	-26.00%	0.00%	1.00%
Rydex Inverse NASDAQ-100® Strategy Fund
December 31, 2014	1	2.05	2	-19.29%	0.00%	1.00%
December 31, 2013	1	2.54	3	-29.83%	0.00%	1.00%
December 31, 2012	—	3.62	—	-19.38%	0.00%	1.00%
December 31, 2011	1	4.49	3	-10.91%	0.00%	1.00%
December 31, 2010	—	5.04	2	-22.10%	0.00%	1.00%
Rydex Inverse Russell 2000® Strategy Fund
December 31, 2014	1	1.99	2	-9.95%	0.00%	1.00%
December 31, 2013	14	2.21	32	-31.37%	0.00%	1.00%
December 31, 2012	—	3.22	1	-19.10%	0.00%	1.00%
December 31, 2011	2	3.98	7	-8.51%	0.00%	1.00%
December 31, 2010	1	4.35	6	-28.34%	0.00%	1.00%
Rydex Inverse S&P 500 Strategy Fund
December 31, 2014	76	0.24	18	-14.29%	0.00%	1.00%
December 31, 2013	87	0.28	24	-28.21%	0.00%	1.00%
December 31, 2012	76	0.39	29	-17.02%	0.00%	1.00%
December 31, 2011	116	0.47	55	-9.62%	0.00%	1.00%
December 31, 2010	104	0.52	54	-17.46%	0.00%	1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Japan 2X Strategy Fund
December 31, 2014	1	$11.36	$12	-16.22%	0.00%	1.00%
December 31, 2013	2	13.56	28	54.44%	0.00%	1.00%
December 31, 2012	1	8.78	9	18.81%	0.00%	1.00%
December 31, 2011	2	7.39	14	-29.62%	0.00%	1.00%
December 31, 2010	2	10.50	20	14.63%	0.00%	1.00%
Rydex Leisure Fund
December 31, 2014	—	20.63	5	6.45%	0.10%	1.00%
December 31, 2013	1	19.38	24	40.95%	0.37%	1.00%
December 31, 2012	1	13.75	13	20.09%	0.00%	1.00%
December 31, 2011	1	11.45	16	1.51%	0.00%	1.00%
December 31, 2010	1	11.28	12	29.06%	0.05%	1.00%
Rydex Mid Cap 1.5X Strategy Fund
December 31, 2014	25	3.88	99	10.86%	0.00%	1.00%
December 31, 2013	19	3.50	66	48.31%	0.00%	1.00%
December 31, 2012	4	2.36	9	23.56%	0.00%	1.00%
December 31, 2011	11	1.91	22	-8.61%	0.00%	1.00%
December 31, 2010	50	2.09	105	35.71%	0.00%	1.00%
Rydex NASDAQ-100® Fund
December 31, 2014	5	32.27	149	16.25%	0.00%	1.00%
December 31, 2013	6	27.76	177	33.27%	0.00%	1.00%
December 31, 2012	12	20.83	243	15.66%	0.00%	1.00%
December 31, 2011	7	18.01	124	1.12%	0.00%	1.00%
December 31, 2010	10	17.81	176	17.33%	0.00%	1.00%
Rydex NASDAQ-100® 2X Strategy Fund
December 31, 2014	19	38.37	746	35.20%	0.00%	1.00%
December 31, 2013	11	28.38	307	78.49%	0.00%	1.00%
December 31, 2012	17	15.90	266	32.72%	0.00%	1.00%
December 31, 2011	19	11.98	232	-1.64%	0.00%	1.00%
December 31, 2010	29	12.18	359	35.48%	0.00%	1.00%
Rydex Nova Fund
December 31, 2014	—	20.48	9	17.43%	0.04%	1.00%
December 31, 2013	6	17.44	107	47.42%	0.17%	1.00%
December 31, 2012	1	11.83	12	21.08%	0.00%	1.00%
December 31, 2011	1	9.77	6	-2.20%	0.02%	1.00%
December 31, 2010	2	9.99	24	18.79%	0.22%	1.00%
Rydex Precious Metals Fund
December 31, 2014	40	7.48	301	-18.16%	0.13%	1.00%
December 31, 2013	38	9.14	346	-46.64%	1.05%	1.00%
December 31, 2012	40	17.13	694	-5.10%	0.00%	1.00%
December 31, 2011	38	18.05	687	-24.89%	0.07%	1.00%
December 31, 2010	21	24.03	508	36.69%	0.00%	1.00%
Rydex Real Estate Fund
December 31, 2014	13	19.10	244	19.82%	1.73%	1.00%
December 31, 2013	1	15.94	16	2.91%	1.40%	1.00%
December 31, 2012	4	15.49	65	17.17%	1.29%	1.00%
December 31, 2011	5	13.22	71	1.23%	2.78%	1.00%
December 31, 2010	9	13.06	113	23.67%	2.15%	1.00%
Rydex Retailing Fund
December 31, 2014	1	21.56	19	7.58%	0.00%	1.00%
December 31, 2013	1	20.04	13	34.50%	0.02%	1.00%
December 31, 2012	1	14.90	22	15.59%	0.00%	1.00%
December 31, 2011	2	12.89	22	4.20%	0.00%	1.00%
December 31, 2010	1	12.37	15	23.95%	0.00%	1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Russell 2000® 1.5X Strategy Fund
December 31, 2014	13	$3.30	$42	3.12%	0.00%	1.00%
December 31, 2013	15	3.20	48	56.86%	0.00%	1.00%
December 31, 2012	40	2.04	81	21.43%	0.00%	1.00%
December 31, 2011	86	1.68	144	-13.40%	0.00%	1.00%
December 31, 2010	39	1.94	76	36.62%	0.00%	1.00%
Rydex Russell 2000® 2X Strategy Fund
December 31, 2014	8	11.60	95	4.13%	0.00%	1.00%
December 31, 2013	48	11.14	539	83.83%	0.00%	1.00%
December 31, 2012	19	6.06	117	27.85%	0.00%	1.00%
December 31, 2011	77	4.74	364	-20.20%	0.00%	1.00%
December 31, 2010	123	5.94	728	47.03%	0.00%	1.00%
Rydex S&P 500 2X Strategy Fund
December 31, 2014	16	20.73	338	23.39%	0.00%	1.00%
December 31, 2013	15	16.80	251	67.00%	0.00%	1.00%
December 31, 2012	6	10.06	65	28.15%	0.00%	1.00%
December 31, 2011	3	7.85	23	-4.96%	0.00%	1.00%
December 31, 2010	1	8.26	7	24.21%	0.00%	1.00%
Rydex S&P 500 Pure Growth Fund
December 31, 2014	7	21.10	139	11.29%	0.00%	1.00%
December 31, 2013	9	18.96	168	39.93%	0.00%	1.00%
December 31, 2012	9	13.55	122	12.17%	0.00%	1.00%
December 31, 2011	8	12.08	102	-2.11%	0.00%	1.00%
December 31, 2010	18	12.34	221	23.77%	0.00%	1.00%
Rydex S&P 500 Pure Value Fund
December 31, 2014	5	20.93	114	9.87%	0.42%	1.00%
December 31, 2013	4	19.05	70	43.77%	0.00%	1.00%
December 31, 2012	3	13.25	41	21.00%	0.39%	1.00%
December 31, 2011	4	10.95	49	-4.12%	0.01%	1.00%
December 31, 2010	19	11.42	214	19.08%	1.03%	1.00%
Rydex S&P MidCap 400 Pure Growth Fund
December 31, 2014	1	25.24	35	-2.55%	0.00%	1.00%
December 31, 2013	2	25.90	62	32.68%	0.00%	1.00%
December 31, 2012	2	19.52	38	14.89%	0.00%	1.00%
December 31, 2011	7	16.99	122	-1.62%	0.00%	1.00%
December 31, 2010	14	17.27	234	31.23%	0.00%	1.00%
Rydex S&P MidCap 400 Pure Value Fund
December 31, 2014	—	20.49	9	5.67%	0.08%	1.00%
December 31, 2013	2	19.39	37	34.47%	0.10%	1.00%
December 31, 2012	2	14.42	25	15.82%	0.00%	1.00%
December 31, 2011	4	12.45	45	-8.12%	0.00%	1.00%
December 31, 2010	7	13.55	90	18.96%	0.95%	1.00%
Rydex S&P SmallCap 600 Pure Growth Fund
December 31, 2014	—	21.32	7	-1.02%	0.00%	1.00%
December 31, 2013	2	21.54	47	39.96%	0.00%	1.00%
December 31, 2012	2	15.39	30	9.46%	0.00%	1.00%
December 31, 2011	2	14.06	27	2.48%	0.00%	1.00%
December 31, 2010	2	13.72	25	24.16%	0.00%	1.00%
Rydex S&P SmallCap 600 Pure Value Fund
December 31, 2014	1	18.55	12	0.32%	0.00%	1.00%
December 31, 2013	2	18.49	34	41.36%	0.39%	1.00%
December 31, 2012	3	13.08	33	19.23%	0.00%	1.00%
December 31, 2011	9	10.97	96	-10.38%	0.00%	1.00%
December 31, 2010	32	12.24	390	23.89%	0.00%	1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Strengthening Dollar 2X Strategy Fund
December 31, 2014	1	$6.84	$3	21.71%	0.00%	1.00%
December 31, 2013	1	5.62	4	-3.93%	0.00%	1.00%
December 31, 2012	—	5.85	3	-7.29%	0.00%	1.00%
December 31, 2011	—	6.31	2	-5.26%	0.00%	1.00%
December 31, 2010	6	6.66	38	-5.40%	0.00%	1.00%
Rydex Technology Fund
December 31, 2014	3	16.52	53	9.11%	0.00%	1.00%
December 31, 2013	2	15.14	23	34.10%	0.00%	1.00%
December 31, 2012	1	11.29	9	10.79%	0.00%	1.00%
December 31, 2011	1	10.19	5	-10.06%	0.00%	1.00%
December 31, 2010	5	11.33	58	10.86%	0.00%	1.00%
Rydex Telecommunications Fund
December 31, 2014	—	11.31	—	1.62%	0.00%	1.00%
December 31, 2013	—	11.13	—	16.30%	0.00%	1.00%
December 31, 2012	—	9.57	—	3.80%	0.00%	1.00%
December 31, 2011	—	9.22	—	-15.26%	0.00%	1.00%
December 31, 2010	1	10.88	7	13.45%	0.35%	1.00%
Rydex Transportation Fund
December 31, 2014	3	25.50	74	21.54%	0.00%	1.00%
December 31, 2013	5	20.98	105	49.11%	0.00%	1.00%
December 31, 2012	—	14.07	1	16.47%	0.00%	1.00%
December 31, 2011	1	12.08	10	-12.02%	0.00%	1.00%
December 31, 2010	2	13.73	24	22.92%	0.00%	1.00%
Rydex U.S. Government Money Market Fund
December 31, 2014	14	0.99	14	-1.00%	0.00%	1.00%
December 31, 2013	21	1.00	21	-0.99%	0.00%	1.00%
December 31, 2012	141	1.01	142	-0.98%	0.00%	1.00%
December 31, 2011	447	1.02	457	-0.97%	0.00%	1.00%
December 31, 2010	37	1.03	38	-0.96%	0.01%	1.00%
Rydex Utilities Fund
December 31, 2014	10	22.20	213	21.64%	1.37%	1.00%
December 31, 2013	8	18.25	151	12.52%	3.60%	1.00%
December 31, 2012	11	16.22	173	0.06%	2.59%	1.00%
December 31, 2011	15	16.21	243	15.13%	2.32%	1.00%
December 31, 2010	12	14.08	170	5.86%	3.19%	1.00%
Rydex Weakening Dollar 2X Strategy Fund
December 31, 2014	—	7.92	—	-22.73%	0.00%	1.00%
December 31, 2013	—	10.25	—	-3.76%	0.00%	1.00%
December 31, 2012	—	10.65	—	-0.28%	0.00%	1.00%
December 31, 2011	—	10.68	3	-4.56%	0.00%	1.00%
December 31, 2010	3	11.19	37	-6.59%	0.00%	1.00%
Invesco Variable Insurance Funds:
Core Equity Fund
December 31, 2014	7	16.98	119	7.13%	0.87%	1.00%
December 31, 2013	7	15.85	108	27.93%	1.41%	1.00%
December 31, 2012	6	12.39	78	12.74%	0.98%	1.00%
December 31, 2011	6	10.99	70	-1.08%	1.00%	1.00%
December 31, 2010	5	11.11	61	8.50%	0.90%	1.00%
Diversified Dividend Fund
December 31, 2014	15	15.61	237	11.74%	1.88%	1.00%
December 31, 2013	8	13.97	108	29.71%	0.39%	1.00%
December 31, 2012	—	10.77	2	17.58%	0.16%	1.00%
December 31, 2011	5	9.16	50	-8.31%	0.00%	1.00%
Inception April 29, 2011	—	9.99	—	N/A	N/A	N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO
Invesco Variable Insurance Funds: (continued)
Global Health Care Fund
December 31, 2014	50	$2.41	$121	18.14%	0.00%	1.00%
December 31, 2013	59	2.04	120	39.73%	0.71%	1.00%
December 31, 2012	65	1.46	96	19.67%	0.00%	1.00%
December 31, 2011	53	1.22	65	2.52%	0.00%	1.00%
December 31, 2010	47	1.19	55	4.39%	0.00%	1.00%
Global Real Estate Fund
December 31, 2014	272	3.33	907	13.27%	1.50%	1.00%
December 31, 2013	307	2.94	902	1.73%	3.52%	1.00%
December 31, 2012	345	2.89	996	26.75%	0.60%	1.00%
December 31, 2011	298	2.28	679	-7.32%	3.84%	1.00%
December 31, 2010	320	2.46	787	16.59%	4.92%	1.00%
High Yield Fund
December 31, 2014	5	18.68	158	0.70%	8.61%	1.00%
December 31, 2013	5	18.55	165	5.94%	4.53%	1.00%
December 31, 2012	11	17.51	277	16.04%	4.61%	1.00%
December 31, 2011	3	15.09	109	-0.07%	7.07%	1.00%
December 31, 2010	2	15.10	98	12.43%	11.46%	1.00%
Mid Cap Core Equity Fund
December 31, 2014	19	2.40	44	3.00%	0.00%	1.00%
December 31, 2013	18	2.33	43	27.32%	0.52%	1.00%
December 31, 2012	20	1.83	37	9.58%	0.00%	1.00%
December 31, 2011	24	1.67	39	-7.73%	0.08%	1.00%
December 31, 2010	26	1.81	46	13.13%	0.27%	1.00%
Money Market Fund
December 31, 2014	283	9.74	2,770	-1.02%	0.01%	1.00%
December 31, 2013	314	9.84	3,099	-0.91%	0.03%	1.00%
December 31, 2012	330	9.93	3,309	-0.70%	0.02%	1.00%
Inception April 29, 2012	—	10.00	—	N/A	N/A	N/A
Technology Fund
December 31, 2014	16	0.97	16	8.99%	0.00%	1.00%
December 31, 2013	21	0.89	18	25.35%	0.00%	1.00%
December 31, 2012	18	0.71	13	9.23%	0.00%	1.00%
December 31, 2011	15	0.65	10	-5.80%	0.05%	1.00%
December 31, 2010	52	0.69	36	21.05%	0.00%	1.00%
Value Opportunities Fund
December 31, 2014	24	1.90	46	5.56%	1.18%	1.00%
December 31, 2013	23	1.80	42	31.39%	1.23%	1.00%
December 31, 2012	33	1.37	45	17.09%	1.36%	1.00%
December 31, 2011	38	1.17	45	-4.88%	0.44%	1.00%
December 31, 2010	74	1.23	91	6.03%	0.34%	1.00%
Janus Aspen Series:
Balanced Portfolio
December 31, 2014	27	16.80	455	7.49%	1.75%	1.00%
December 31, 2013	24	15.63	383	18.95%	1.47%	1.00%
December 31, 2012	37	13.14	480	12.50%	2.69%	1.00%
December 31, 2011	40	11.68	467	0.60%	2.50%	1.00%
December 31, 2010	38	11.61	443	7.30%	2.94%	1.00%
Enterprise Portfolio
December 31, 2014	1,088	5.16	5,616	11.45%	0.16%	1.00%
December 31, 2013	1,241	4.63	5,751	31.16%	0.50%	1.00%
December 31, 2012	1,305	3.53	4,616	16.12%	0.00%	1.00%
December 31, 2011	1,465	3.04	4,463	-2.56%	0.00%	1.00%
December 31, 2010	1,593	3.12	4,973	24.80%	0.07%	1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO
Janus Aspen Series: (continued)
Forty Portfolio
December 31, 2014	16	$17.09	$267	7.69%	0.15%	1.00%
December 31, 2013	15	15.87	238	29.87%	0.72%	1.00%
December 31, 2012	13	12.22	165	22.94%	0.92%	1.00%
December 31, 2011	5	9.94	48	-7.62%	0.35%	1.00%
December 31, 2010	8	10.76	84	5.70%	0.16%	1.00%
Global Research Portfolio
December 31, 2014	1,616	3.68	5,983	6.67%	1.08%	1.00%
December 31, 2013	1,784	3.45	6,210	26.84%	1.20%	1.00%
December 31, 2012	1,948	2.72	5,336	18.78%	0.87%	1.00%
December 31, 2011	2,114	2.29	4,869	-14.55%	0.57%	1.00%
December 31, 2010	2,354	2.68	6,348	15.02%	0.61%	1.00%
Janus Portfolio
December 31, 2014	1,162	3.72	4,398	11.71%	0.37%	1.00%
December 31, 2013	1,268	3.33	4,290	29.07%	0.78%	1.00%
December 31, 2012	1,454	2.58	3,808	17.27%	0.56%	1.00%
December 31, 2011	1,542	2.20	3,437	-5.98%	0.59%	1.00%
December 31, 2010	1,623	2.34	3,859	13.04%	1.08%	1.00%
Overseas Portfolio
December 31, 2014	305	3.22	983	-12.97%	5.84%	1.00%
December 31, 2013	316	3.70	1,166	13.50%	3.19%	1.00%
December 31, 2012	390	3.26	1,271	12.41%	0.71%	1.00%
December 31, 2011	405	2.90	1,174	-32.87%	0.44%	1.00%
December 31, 2010	502	4.32	2,168	24.14%	0.71%	1.00%
Perkins Mid Cap Value Portfolio
December 31, 2014	6	15.35	91	7.72%	3.31%	1.00%
December 31, 2013	6	14.25	90	24.78%	1.24%	1.00%
December 31, 2012	5	11.42	57	10.02%	1.00%	1.00%
December 31, 2011	6	10.38	58	-3.53%	0.78%	1.00%
December 31, 2010	5	10.76	56	14.47%	0.79%	1.00%
Lazard Retirement Series, Inc.:
Emerging Markets Equity Portfolio
December 31, 2014	33	28.19	920	-5.59%	1.56%	1.00%
December 31, 2013	35	29.86	1,045	-2.23%	1.33%	1.00%
December 31, 2012	42	30.54	1,278	20.81%	1.50%	1.00%
December 31, 2011	48	25.28	1,219	-18.82%	1.80%	1.00%
December 31, 2010	59	31.14	1,840	21.50%	1.27%	1.00%
International Equity Portfolio
December 31, 2014	5	16.32	74	-5.17%	1.41%	1.00%
December 31, 2013	5	17.21	91	19.60%	1.48%	1.00%
December 31, 2012	4	14.39	58	19.92%	1.60%	1.00%
December 31, 2011	7	12.00	84	-8.26%	1.96%	1.00%
December 31, 2010	7	13.08	95	5.74%	1.37%	1.00%
US Small-Mid Cap Equity Portfolio
December 31, 2014	172	2.90	498	9.85%	0.00%	1.00%
December 31, 2013	195	2.64	513	34.01%	0.00%	1.00%
December 31, 2012	191	1.97	377	9.44%	0.00%	1.00%
December 31, 2011	203	1.80	366	-10.00%	0.00%	1.00%
December 31, 2010	197	2.00	395	21.95%	0.28%	1.00%
US Strategic Equity Portfolio
December 31, 2014	39	1.99	78	13.71%	0.68%	1.00%
December 31, 2013	43	1.75	75	26.81%	1.24%	1.00%
December 31, 2012	22	1.38	31	12.20%	1.06%	1.00%
December 31, 2011	26	1.23	32	1.65%	1.03%	1.00%
December 31, 2010	26	1.21	32	11.01%	0.45%	1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO
Legg Mason Partners Variable Equity Trust:
ClearBridge Aggressive Growth Portfolio
December 31, 2014	10	$19.39	$192	19.18%	0.16%	1.00%
December 31, 2013	11	16.27	174	46.31%	0.37%	1.00%
December 31, 2012	3	11.12	28	17.55%	0.46%	1.00%
December 31, 2011	2	9.46	21	1.50%	0.17%	1.00%
December 31, 2010	3	9.32	24	23.77%	0.15%	1.00%
ClearBridge Equity Income Portfolio
December 31, 2014	2	14.80	22	12.55%	2.29%	1.00%
December 31, 2013	1	13.15	19	24.64%	1.75%	1.00%
December 31, 2012	1	10.55	14	13.08%	3.10%	1.00%
December 31, 2011	1	9.33	12	6.87%	7.14%	1.00%
December 31, 2010	—	8.73	2	11.07%	4.05%	1.00%
ClearBridge Large Cap Growth Portfolio
December 31, 2014	—	17.09	2	12.88%	0.10%	1.00%
December 31, 2013	3	15.14	41	36.52%	0.64%	1.00%
December 31, 2012	1	11.09	9	19.12%	1.12%	1.00%
December 31, 2011	—	9.31	5	-1.69%	0.33%	1.00%
December 31, 2010	—	9.47	4	8.73%	0.13%	1.00%
Legg Mason Partners Variable Income Trust:
Western Asset Global High Yield Bond Portfolio
December 31, 2014	1	16.71	25	-2.17%	2.42%	1.00%
December 31, 2013	12	17.08	210	5.24%	5.85%	1.00%
December 31, 2012	3	16.23	43	17.10%	9.12%	1.00%
December 31, 2011	1	13.86	13	0.73%	3.11%	1.00%
December 31, 2010	5	13.76	64	13.81%	6.75%	1.00%
Lord Abbett Series Fund, Inc.:
Calibrated Dividend Growth Portfolio
December 31, 2014	105	2.63	276	10.04%	1.80%	1.00%
December 31, 2013	103	2.39	247	27.13%	3.08%	1.00%
December 31, 2012	42	1.88	79	11.24%	2.75%	1.00%
December 31, 2011	49	1.69	83	-1.17%	2.53%	1.00%
December 31, 2010	63	1.71	107	14.00%	3.42%	1.00%
Growth and Income Portfolio
December 31, 2014	333	2.24	746	6.67%	0.67%	1.00%
December 31, 2013	371	2.10	780	34.62%	0.53%	1.00%
December 31, 2012	414	1.56	647	10.64%	1.02%	1.00%
December 31, 2011	443	1.41	624	-6.62%	0.69%	1.00%
December 31, 2010	503	1.51	762	16.15%	0.57%	1.00%
Neuberger Berman Advisers Management Trust:
Large Cap Portfolio
December 31, 2014	135	2.59	356	8.37%	0.79%	1.00%
December 31, 2013	131	2.39	329	29.89%	1.19%	1.00%
December 31, 2012	129	1.84	256	15.72%	0.42%	1.00%
December 31, 2011	149	1.59	261	-12.15%	0.00%	1.00%
December 31, 2010	144	1.81	296	14.56%	0.62%	1.00%
Mid-Cap Growth Portfolio
December 31, 2014	11	1.98	21	6.45%	0.00%	1.00%
December 31, 2013	11	1.86	20	31.91%	0.00%	1.00%
December 31, 2012	10	1.41	14	11.02%	0.00%	1.00%
December 31, 2011	13	1.27	17	-0.78%	0.00%	1.00%
December 31, 2010	25	1.28	32	28.00%	0.00%	1.00%
Mid Cap Intrinsic Value Portfolio
December 31, 2014	29	3.11	89	12.68%	0.91%	1.00%
December 31, 2013	16	2.76	44	35.96%	1.04%	1.00%
December 31, 2012	17	2.03	35	14.04%	0.71%	1.00%
December 31, 2011	22	1.78	40	-7.29%	0.57%	1.00%
December 31, 2010	38	1.92	74	24.68%	0.70%	1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO
Neuberger Berman Advisers Management Trust: (continued)
Short Duration Bond Portfolio
December 31, 2014	119	$1.43	$171	-0.69%	1.76%	1.00%
December 31, 2013	108	1.44	156	-0.69%	2.22%	1.00%
December 31, 2012	111	1.45	160	3.57%	2.84%	1.00%
December 31, 2011	150	1.40	209	-0.71%	4.20%	1.00%
December 31, 2010	126	1.41	178	4.44%	5.92%	1.00%
Small Cap Growth Portfolio
December 31, 2014	15	1.98	29	2.59%	0.00%	1.00%
December 31, 2013	27	1.93	52	44.03%	0.00%	1.00%
December 31, 2012	26	1.34	35	8.06%	0.00%	1.00%
December 31, 2011	23	1.24	29	-2.36%	0.00%	1.00%
December 31, 2010	57	1.27	72	18.69%	0.00%	1.00%
Socially Responsive Portfolio
December 31, 2014	1	21.40	18	9.30%	0.25%	1.00%
December 31, 2013	1	19.58	14	36.26%	0.66%	1.00%
December 31, 2012	1	14.37	8	9.86%	0.23%	1.00%
December 31, 2011	—	13.08	6	-4.04%	0.23%	1.00%
December 31, 2010	1	13.63	12	21.59%	0.04%	1.00%
Northern Lights Variable Trust:
JNF SSgA Sector Rotation Portfolio – Qualified
December 31, 2014	4,832	14.43	70,668	7.21%	0.40%	0.79%
December 31, 2013	5,303	13.46	72,349	35.14%	0.88%	0.79%
December 31, 2012	5,865	9.96	59,245	15.81%	0.47%	0.79%
December 31, 2011	6,578	8.60	57,676	0.23%	0.76%	0.79%
December 31, 2010	7,375	8.58	64,525	24.89%	0.77%	0.79%
JNF SSgA Sector Rotation Portfolio – Non Qualified
December 31, 2014	134	14.43	1,935	7.21%	0.40%	0.79%
December 31, 2013	152	13.46	2,052	35.14%	0.88%	0.79%
December 31, 2012	146	9.96	1,452	15.81%	0.47%	0.79%
December 31, 2011	203	8.60	1,742	0.23%	0.76%	0.79%
December 31, 2010	207	8.58	1,771	24.89%	0.77%	0.79%
JNF SSgA Tactical Allocation Portfolio
December 31, 2014	400	14.38	5,924	5.89%	1.74%	1.00%
December 31, 2013	466	13.58	6,507	18.60%	0.81%	1.00%
December 31, 2012	526	11.45	6,189	9.46%	1.20%	1.00%
December 31, 2011	625	10.46	6,692	5.02%	1.27%	1.00%
December 31, 2010	704	9.96	7,176	10.54%	1.39%	1.00%
PIMCO Variable Insurance Trust:
All Asset Portfolio
December 31, 2014	8	14.22	120	-0.56%	5.23%	1.00%
December 31, 2013	9	14.30	126	-0.69%	4.20%	1.00%
December 31, 2012	19	14.40	278	13.83%	6.44%	1.00%
December 31, 2011	13	12.65	164	0.88%	7.40%	1.00%
December 31, 2010	11	12.54	133	11.96%	7.69%	1.00%
CommodityRealReturn Strategy Portfolio
December 31, 2014	2	7.29	13	-19.18%	0.37%	1.00%
December 31, 2013	1	9.02	12	-15.62%	1.72%	1.00%
December 31, 2012	2	10.69	17	4.39%	2.77%	1.00%
December 31, 2011	2	10.24	17	-8.49%	2.75%	1.00%
December 31, 2010	6	11.19	67	23.24%	14.32%	1.00%
Emerging Markets Bond Portfolio
December 31, 2014	3	15.55	44	0.45%	5.25%	1.00%
December 31, 2013	3	15.48	43	-7.86%	4.99%	1.00%
December 31, 2012	5	16.80	89	16.67%	4.93%	1.00%
December 31, 2011	6	14.40	84	5.26%	5.32%	1.00%
December 31, 2010	5	13.68	66	11.04%	4.77%	1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO
PIMCO Variable Insurance Trust: (continued)
Foreign Bond US Dollar-Hedged Portfolio
December 31, 2014	5	$15.88	$75	10.05%	1.83%	1.00%
December 31, 2013	2	14.43	22	-0.48%	1.87%	1.00%
December 31, 2012	2	14.50	23	9.68%	2.16%	1.00%
December 31, 2011	—	13.22	6	5.76%	2.13%	1.00%
December 31, 2010	1	12.50	6	7.39%	1.77%	1.00%
Global Bond Unhedged Portfolio
December 31, 2014	3	14.37	38	1.27%	2.27%	1.00%
December 31, 2013	2	14.19	35	-9.39%	1.13%	1.00%
December 31, 2012	6	15.66	90	5.88%	1.53%	1.00%
December 31, 2011	3	14.79	44	6.48%	2.42%	1.00%
December 31, 2010	3	13.89	48	10.50%	2.76%	1.00%
High Yield Portfolio
December 31, 2014	2	15.99	38	2.30%	5.30%	1.00%
December 31, 2013	2	15.63	29	4.69%	5.49%	1.00%
December 31, 2012	3	14.93	47	13.19%	5.79%	1.00%
December 31, 2011	2	13.19	32	2.33%	6.96%	1.00%
December 31, 2010	4	12.89	55	13.27%	7.25%	1.00%
Long Term US Government Portfolio
December 31, 2014	6	18.14	111	22.82%	2.29%	1.00%
December 31, 2013	5	14.77	68	-13.83%	2.35%	1.00%
December 31, 2012	6	17.14	110	3.38%	2.15%	1.00%
December 31, 2011	15	16.58	243	26.56%	2.65%	1.00%
December 31, 2010	11	13.10	139	10.46%	3.57%	1.00%
Low Duration Portfolio
December 31, 2014	8	12.74	97	-0.16%	1.15%	1.00%
December 31, 2013	6	12.76	72	-1.09%	1.46%	1.00%
December 31, 2012	6	12.90	78	4.79%	1.90%	1.00%
December 31, 2011	6	12.31	73	0.08%	1.69%	1.00%
December 31, 2010	11	12.30	130	4.24%	1.65%	1.00%
Real Return Portfolio
December 31, 2014	357	1.58	564	1.94%	1.40%	1.00%
December 31, 2013	469	1.55	728	-9.88%	1.48%	1.00%
December 31, 2012	672	1.72	1,158	7.50%	1.08%	1.00%
December 31, 2011	675	1.60	1,081	10.34%	2.00%	1.00%
December 31, 2010	512	1.45	741	7.41%	1.42%	1.00%
Short-Term Portfolio
December 31, 2014	4	11.65	44	-0.26%	0.70%	1.00%
December 31, 2013	4	11.68	44	-0.43%	0.76%	1.00%
December 31, 2012	4	11.73	48	1.73%	0.89%	1.00%
December 31, 2011	5	11.53	61	-0.52%	0.92%	1.00%
December 31, 2010	8	11.59	91	1.13%	0.85%	1.00%
Total Return Portfolio
December 31, 2014	558	1.65	922	3.12%	2.21%	1.00%
December 31, 2013	552	1.60	883	-3.03%	2.18%	1.00%
December 31, 2012	802	1.65	1,323	8.55%	2.56%	1.00%
December 31, 2011	497	1.52	755	2.70%	2.62%	1.00%
December 31, 2010	625	1.48	926	7.25%	2.42%	1.00%
Pioneer Variable Contracts Trust:
Disciplined Value Portfolio
December 31, 2014	—	13.00	3	8.51%	1.05%	1.00%
December 31, 2013	—	11.98	1	27.31%	1.39%	1.00%
December 31, 2012	—	9.41	1	9.42%	1.01%	1.00%
December 31, 2011	—	8.60	—	-4.55%	0.70%	1.00%
December 31, 2010	—	9.01	—	8.16%	0.38%	1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO
Pioneer Variable Contracts Trust: (continued)
Emerging Markets Portfolio
December 31, 2014	7	$8.95	$58	-13.61%	0.22%	1.00%
December 31, 2013	8	10.36	86	-3.18%	0.78%	1.00%
December 31, 2012	12	10.70	128	10.54%	0.22%	1.00%
December 31, 2011	23	9.68	220	-24.38%	0.00%	1.00%
December 31, 2010	26	12.80	335	14.49%	0.29%	1.00%
Equity Income Portfolio
December 31, 2014	122	1.99	242	11.80%	2.66%	1.00%
December 31, 2013	180	1.78	320	27.14%	2.21%	1.00%
December 31, 2012	250	1.40	349	9.38%	3.82%	1.00%
December 31, 2011	235	1.28	302	4.92%	2.04%	1.00%
December 31, 2010	231	1.22	283	17.31%	2.06%	1.00%
Fund Portfolio
December 31, 2014	114	1.62	185	9.46%	0.90%	1.00%
December 31, 2013	117	1.48	172	32.14%	1.01%	1.00%
December 31, 2012	129	1.12	145	8.74%	1.30%	1.00%
December 31, 2011	115	1.03	119	-5.50%	1.11%	1.00%
December 31, 2010	176	1.09	192	14.74%	1.18%	1.00%
High Yield Portfolio
December 31, 2014	2	16.75	35	-1.30%	4.48%	1.00%
December 31, 2013	2	16.97	36	10.70%	5.02%	1.00%
December 31, 2012	8	15.33	128	14.57%	5.23%	1.00%
December 31, 2011	16	13.38	210	-3.04%	5.04%	1.00%
December 31, 2010	7	13.80	93	16.46%	5.32%	1.00%
Mid Cap Value Portfolio
December 31, 2014	2	18.38	33	13.60%	0.56%	1.00%
December 31, 2013	1	16.18	22	31.44%	0.73%	1.00%
December 31, 2012	1	12.31	18	9.71%	1.04%	1.00%
December 31, 2011	3	11.22	34	-6.73%	0.64%	1.00%
December 31, 2010	3	12.03	34	16.68%	0.88%	1.00%
Strategic Income Portfolio
December 31, 2014	2	14.87	35	2.69%	3.42%	1.00%
December 31, 2013	2	14.48	28	-0.14%	4.04%	1.00%
December 31, 2012	2	14.50	27	10.10%	4.74%	1.00%
December 31, 2011	1	13.17	14	0.53%	4.88%	1.00%
December 31, 2010	—	13.10	6	10.27%	5.50%	1.00%
Royce Capital Fund:
Micro-Cap Portfolio
December 31, 2014	114	2.73	311	-4.55%	0.00%	1.00%
December 31, 2013	134	2.86	382	20.17%	0.53%	1.00%
December 31, 2012	140	2.38	335	6.25%	0.00%	1.00%
December 31, 2011	199	2.24	445	-12.84%	2.29%	1.00%
December 31, 2010	214	2.57	549	28.50%	1.99%	1.00%
Small-Cap Portfolio
December 31, 2014	116	3.45	405	2.37%	0.13%	1.00%
December 31, 2013	141	3.37	488	33.20%	0.93%	1.00%
December 31, 2012	161	2.53	423	11.45%	0.10%	1.00%
December 31, 2011	208	2.27	493	-4.22%	0.35%	1.00%
December 31, 2010	199	2.37	500	19.10%	0.11%	1.00%
Third Avenue Variable Series Trust:
Value Portfolio
December 31, 2014	312	2.17	679	3.33%	3.03%	1.00%
December 31, 2013	282	2.10	593	17.32%	3.00%	1.00%
December 31, 2012	423	1.79	756	26.06%	0.89%	1.00%
December 31, 2011	442	1.42	626	-21.98%	1.66%	1.00%
December 31, 2010	508	1.82	924	13.04%	3.92%	1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO
Van Eck VIP Insurance Trust:
Emerging Markets Fund
December 31, 2014	132	$2.51	$330	-1.18%	0.54%	1.00%
December 31, 2013	148	2.54	378	10.92%	1.58%	1.00%
December 31, 2012	174	2.29	398	27.93%	0.00%	1.00%
December 31, 2011	238	1.79	426	-26.34%	1.13%	1.00%
December 31, 2010	290	2.43	703	25.91%	1.04%	1.00%
Global Hard Assets Fund
December 31, 2014	78	3.51	273	-19.86%	0.09%	1.00%
December 31, 2013	84	4.38	367	9.23%	0.83%	1.00%
December 31, 2012	135	4.01	540	2.56%	0.61%	1.00%
December 31, 2011	148	3.91	578	-17.34%	1.36%	1.00%
December 31, 2010	182	4.73	862	27.84%	0.39%	1.00%
Multi-Manager Alternatives Fund
December 31, 2014	37	1.08	40	-1.82%	0.00%	1.00%
December 31, 2013	23	1.10	26	3.77%	0.00%	1.00%
December 31, 2012	23	1.06	25	0.95%	0.00%	1.00%
December 31, 2011	56	1.05	59	-3.67%	0.78%	1.00%
December 31, 2010	22	1.09	24	3.81%	0.00%	1.00%
Unconstrained Emerging Markets Bond Fund
December 31, 2014	17	1.95	34	1.04%	4.84%	1.00%
December 31, 2013	18	1.93	35	-10.23%	2.31%	1.00%
December 31, 2012	31	2.15	66	4.37%	2.34%	1.00%
December 31, 2011	42	2.06	86	7.29%	4.69%	1.00%
December 31, 2010	24	1.92	46	4.92%	6.11%	1.00%
Wells Fargo Advantage VT Funds:
Discovery Fund
December 31, 2014	33	26.35	868	-0.64%	0.00%	1.00%
December 31, 2013	37	26.52	992	42.35%	0.01%	1.00%
December 31, 2012	31	18.63	574	16.58%	0.00%	1.00%
December 31, 2011	32	15.98	510	-0.56%	0.00%	1.00%
December 31, 2010	54	16.07	864	34.14%	0.00%	1.00%
Opportunity Fund
December 31, 2014	284	4.32	1,227	9.37%	0.06%	1.00%
December 31, 2013	328	3.95	1,295	29.51%	0.20%	1.00%
December 31, 2012	334	3.05	1,018	14.23%	0.10%	1.00%
December 31, 2011	380	2.67	1,013	-6.32%	0.14%	1.00%
December 31, 2010	393	2.85	1,121	22.32%	0.79%	1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

(7)  Unit Progression

The change in units outstanding for the year ended December 31, 2014 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
THE ALGER PORTFOLIOS:
Capital Appreciation		385,639.2	42,312.3	(79,169.1)	348,782.4
Large Cap Growth		469,588.3	31,719.8	(62,173.2)	439,134.9
Mid Cap Growth		218,484.8	13,206.7	(53,603.6)	178,087.9
Small Cap Growth		655,033.7	22,053.2	(54,100.8)	622,986.1
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
Growth and Income		30,694.7	1,295.6	(10.3)	31,980.0
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
Balanced		8,983.3	8,756.7	(2,367.0)	15,373.0
Income & Growth		99,236.4	10,739.6	(36,121.6)	73,854.4
Inflation Protection		7,141.7	6,199.1	(6,158.6)	7,182.2
International		315,677.3	21,940.1	(25,410.9)	312,206.5
Large Company Value		304.9	—	—	304.9
Ultra		2,180.6	94.1	(243.8)	2,030.9
Value		290,868.3	11,606.4	(12,891.4)	289,583.3
Vista	a	2,864.9	—	(2,864.9)	—
COLUMBIA VARIABLE PRODUCTS TRUST:
CVP Seligman Global Technology		122,013.6	20,589.3	(68,992.9)	73,610.0
DIREXION INSURANCE TRUST:
Dynamic VP HY Bond		3,217.4	10,086.9	(9,367.0)	3,937.3
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index		4,800.9	18,946.2	(11,361.1)	12,386.0
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND:		764,020.0	30,287.9	(66,312.7)	727,995.2
DREYFUS STOCK INDEX FUND:		2,126,124.0	159,051.5	(388,328.7)	1,896,846.8
DREYFUS VARIABLE INVESTMENT FUND:
International Value		58,820.8	11,726.6	(3,861.3)	66,686.1
FEDERATED INSURANCE SERIES:
High Income Bond II		165,793.6	12,894.3	(56,942.3)	121,745.6
Kaufmann II		10,640.0	404.7	(578.3)	10,466.4
Managed Volatility II		131,211.2	46,468.1	(7,514.7)	170,164.6
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Long Short Equity		7,835.4	311.1	(8,146.5)	—
Multi-Hedge Strategies		1,012.6	381.5	(184.3)	1,209.8
Rydex Banking		413.8	18.7	—	432.5
Rydex Basic Materials		8,059.5	932.8	(958.6)	8,033.7
Rydex Biotechnology		39,951.7	27,773.9	(25,179.5)	42,546.1
Rydex Commodities Strategy		1,584.4	333.0	(82.6)	1,834.8
Rydex Consumer Products		9,322.6	2,270.3	(859.7)	10,733.2
Rydex Dow 2X Strategy		5,435.2	9,303.8	(9,083.7)	5,655.3
Rydex Electronics		14.6	33,603.5	(23,291.7)	10,326.4
Rydex Energy		28,127.0	4,299.3	(8,815.5)	23,610.8
Rydex Energy Services		27,135.0	5,722.9	(6,342.9)	26,515.0
Rydex Europe 1.25X Strategy		2,286.3	166.6	(89.4)	2,363.5
Rydex Financial Services		2,215.6	279.7	(885.2)	1,610.1
Rydex Government Long Bond 1.2X Strategy		9,228.1	82,229.8	(17,030.9)	74,427.0
Rydex Health Care		3,198.9	15,546.2	(7,423.4)	11,321.7
Rydex Internet		4,493.5	181.5	(1,805.9)	2,869.1
Rydex Inverse Dow 2X Strategy		29,619.8	48,509.3	(76,870.8)	1,258.3
Rydex Inverse Government Long Bond Strategy		6,747.1	2,203.2	(2,365.4)	6,584.9
Rydex Inverse Mid-Cap Strategy		6.5	—	—	6.5
Rydex Inverse NASDAQ-100® Strategy		1,154.0	115.8	(124.1)	1,145.7
Rydex Inverse Russell 2000® Strategy		14,418.9	23,455.0	(37,039.9)	834.0
Rydex Inverse S&P 500 Strategy		87,144.2	923.5	(12,432.3)	75,635.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Japan 2X Strategy		2,079.0	—	(992.1)	1,086.9
Rydex Leisure		1,224.5	88.6	(1,080.6)	232.5
Rydex Mid Cap 1.5X Strategy		18,865.7	7,925.8	(1,310.0)	25,481.5
Rydex NASDAQ-100®		6,392.2	86.2	(1,855.3)	4,623.1
Rydex NASDAQ-100® 2X Strategy		10,809.7	16,723.1	(8,080.2)	19,452.6
Rydex Nova		6,131.2	—	(5,682.6)	448.6
Rydex Precious Metals		37,818.3	15,942.4	(13,524.0)	40,236.7
Rydex Real Estate		982.5	17,196.6	(5,426.9)	12,752.2
Rydex Retailing		652.2	687.3	(467.0)	872.5
Rydex Russell 2000® 1.5X Strategy		15,027.3	7,193.6	(9,594.6)	12,626.3
Rydex Russell 2000® 2X Strategy		48,333.0	24,257.1	(64,396.9)	8,193.2
Rydex S&P 500 2X Strategy		14,938.7	8,915.2	(7,552.2)	16,301.7
Rydex S&P 500 Pure Growth		8,854.0	633.9	(2,890.3)	6,597.6
Rydex S&P 500 Pure Value		3,653.3	2,643.8	(834.6)	5,462.5
Rydex S&P MidCap 400 Pure Growth		2,392.5	2,676.8	(3,667.8)	1,401.5
Rydex S&P MidCap 400 Pure Value		1,908.2	260.4	(1,749.8)	418.8
Rydex S&P SmallCap 600 Pure Growth		2,177.9	436.7	(2,302.0)	312.6
Rydex S&P SmallCap 600 Pure Value		1,837.2	144.2	(1,327.3)	654.1
Rydex Strengthening Dollar 2X Strategy		728.9	173.5	(397.5)	504.9
Rydex Technology		1,518.4	2,440.2	(762.4)	3,196.2
Rydex Transportation		4,989.3	7,151.9	(9,240.5)	2,900.7
Rydex U.S. Government Money Market		21,129.5	—	(7,037.0)	14,092.5
Rydex Utilities		8,248.4	7,610.2	(6,280.1)	9,578.5
Rydex Weakening Dollar 2X Strategy		1.7	84.7	(85.3)	1.1
INVESCO VARIABLE INSURANCE FUNDS:
Core Equity		6,791.6	215.6	(26.5)	6,980.7
Diversified Dividend		7,737.9	7,464.0	—	15,201.9
Global Health Care		59,132.2	4,726.5	(13,850.0)	50,008.7
Global Real Estate		307,066.9	31,368.0	(66,187.0)	272,247.9
High Yield		4,746.6	1,635.1	(1,796.6)	4,585.1
Mid Cap Core Equity		18,434.1	284.8	(215.9)	18,503.0
Money Market		313,704.9	64,990.0	(95,502.4)	283,192.5
Technology		20,591.8	2,010.3	(6,410.9)	16,191.2
Value Opportunities		23,470.2	797.2	(37.1)	24,230.3
JANUS ASPEN SERIES:
Balanced		24,486.3	3,956.3	(1,378.3)	27,064.3
Enterprise		1,240,542.3	41,058.5	(194,050.6)	1,087,550.2
Forty		15,011.6	5,112.0	(4,515.1)	15,608.5
Global Research		1,783,541.4	39,135.2	(207,017.2)	1,615,659.4
Janus		1,268,305.5	55,103.2	(160,992.3)	1,162,416.4
Overseas		315,522.7	38,597.4	(49,251.3)	304,868.8
Perkins Mid Cap Value		6,293.8	320.1	(679.2)	5,934.7
LAZARD RETIREMENT SERIES:
Emerging Markets Equity		34,956.2	2,815.4	(5,169.5)	32,602.1
International Equity		5,278.6	662.9	(1,420.8)	4,520.7
US Small-Mid Cap Equity		194,670.0	11,460.5	(34,228.4)	171,902.1
US Strategic Equity		42,727.9	42,815.9	(46,539.6)	39,004.2
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth I		10,717.5	15,576.7	(16,399.2)	9,895.0
ClearBridge All Cap Value I	b	939.3	62.0	(1,001.3)	—
ClearBridge Equity Income I		1,439.2	68.9	—	1,508.1
ClearBridge Large Cap Growth I		2,639.1	—	(2,619.1)	20.0
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond		12,284.7	347.4	(11,155.5)	1,476.6
Western Asset Strategic Bond	c	15,861.0	5,761.2	(21,622.2)	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
LORD ABBETT SERIES FUND:
Calibrated Dividend Growth		103,437.0	7,048.4	(5,526.7)	104,958.7
Growth and Income		371,128.8	22,535.2	(60,891.8)	332,772.2
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value		131,457.8	17,379.0	(14,230.2)	134,606.6
Mid-Cap Growth		11,024.8	2,644.1	(3,136.8)	10,532.1
Mid Cap Intrinsic Value		15,877.3	18,261.6	(5,520.4)	28,618.5
Short Duration Bond		108,401.1	11,013.5	(240.8)	119,173.8
Small-Cap Growth		26,800.5	426.8	(12,480.2)	14,747.1
Socially Responsive		727.4	459.8	(339.8)	847.4
NORTHERN LIGHTS VARIABLE TRUST:
JNF SSgA Sector Rotation – Qualified	d	5,303,364.0	146,394.4	(618,144.8)	4,831,613.6
JNF SSgA Sector Rotation – Nonqualified	d	152,410.3	14,039.6	(32,343.3)	134,106.6
JNF SSgA Tactical Allocation	e	466,450.1	15,129.2	(81,110.3)	400,469.0
PIMCO VARIABLE INSURANCE TRUST:
All Asset		8,798.7	77.0	(458.5)	8,417.2
CommodityRealReturn Strategy		1,355.1	507.5	(50.0)	1,812.6
Emerging Markets Bond		2,782.2	201.7	(147.5)	2,836.4
Foreign Bond US Dollar-Hedged		1,558.9	3,236.7	(50.2)	4,745.4
Global Bond Unhedged		2,496.9	5,761.9	(5,619.3)	2,639.5
High Yield		1,846.7	1,928.8	(1,400.3)	2,375.2
Long Term US Government		4,630.3	13,375.7	(11,876.8)	6,129.2
Low Duration		5,663.7	2,031.6	(50.9)	7,644.4
Real Return		469,404.0	120,648.8	(233,222.3)	356,830.5
Short-Term		3,760.4	287.4	(293.6)	3,754.2
Total Return		551,568.6	94,599.1	(88,492.2)	557,675.5
PIONEER VARIABLE CONTRACTS TRUST:
Disciplined Value		120.6	115.4	(2.0)	234.0
Emerging Markets		8,281.0	482.7	(2,225.2)	6,538.5
Equity Income		179,892.3	8,742.5	(66,960.3)	121,674.5
Fund		116,634.7	19,949.9	(22,369.8)	114,214.8
High Yield		2,107.3	47.4	(74.5)	2,080.2
Mid Cap Value		1,374.6	421.5	(1.0)	1,795.1
Strategic Income		1,950.0	378.6	(0.8)	2,327.8
ROYCE CAPITAL FUND:
Micro-Cap		133,661.0	9,612.2	(28,993.4)	114,279.8
Small-Cap		140,808.8	7,478.2	(32,444.2)	115,842.8
THIRD AVENUE VARIABLE SERIES TRUST:
Value		281,998.2	42,245.9	(11,750.0)	312,494.1
VAN ECK VIP TRUST:
Emerging Markets		148,457.7	5,809.5	(22,567.5)	131,699.7
Global Hard Assets		83,789.5	7,716.5	(13,837.1)	77,668.9
Multi-Manager Alternatives		23,383.4	14,987.1	(1,376.2)	36,994.3
Unconstrained Emerging Markets Bond		17,929.6	2,142.2	(2,723.6)	17,348.2
WELLS FARGO ADVANTAGE VT FUNDS:
Discovery		37,421.9	2,009.7	(6,495.3)	32,936.3
Opportunity		327,908.7	13,729.1	(57,461.1)	284,176.7
		21,370,995.1	1,872,414.0	(3,730,898.2)	19,512,510.9

*  See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

(7)  Unit Progression

The change in units outstanding for the year ended December 31, 2013 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
THE ALGER PORTFOLIOS:
Capital Appreciation		396,406.4	44,396.5	(55,163.7)	385,639.2
Large Cap Growth		500,981.6	28,617.2	(60,010.5)	469,588.3
Mid Cap Growth		250,626.4	12,423.1	(44,564.7)	218,484.8
Small Cap Growth		719,248.8	35,986.2	(100,201.3)	655,033.7
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
Growth and Income		46,151.0	3,354.4	(18,810.7)	30,694.7
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
Balanced		8,715.8	1,885.6	(1,618.1)	8,983.3
Income & Growth		99,912.5	6,239.4	(6,915.5)	99,236.4
Inflation Protection		8,222.1	3,953.5	(5,033.9)	7,141.7
International		413,464.9	23,118.8	(120,906.4)	315,677.3
Large Company Value		304.9	—	—	304.9
Ultra		1,931.6	3,121.7	(2,872.7)	2,180.6
Value		295,897.7	26,905.0	(31,934.4)	290,868.3
Vista		5,281.2	151.1	(2,567.4)	2,864.9
COLUMBIA VARIABLE PRODUCTS TRUST:
CVP Seligman Global Technology		124,057.6	7,262.5	(9,306.5)	122,013.6
DIREXION INSURANCE TRUST:
Dynamic VP HY Bond		4,286.5	2,914.7	(3,983.8)	3,217.4
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index		9,109.8	2,229.9	(6,538.8)	4,800.9
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND:		844,844.5	27,994.7	(108,819.2)	764,020.0
DREYFUS STOCK INDEX FUND:		2,266,666.1	150,062.9	(290,605.0)	2,126,124.0
DREYFUS VARIABLE INVESTMENT FUND:
International Value		67,978.9	4,789.8	(13,947.9)	58,820.8
FEDERATED INSURANCE SERIES:
High Income Bond II		171,908.5	17,508.0	(23,622.9)	165,793.6
Kaufmann II		11,883.4	708.3	(1,951.7)	10,640.0
Managed Volatility II		144,845.0	23,421.3	(37,055.1)	131,211.2
GUGGENHEIM VARIABLE INSURANCE FUNDS:
All-Asset Aggressive Strategy	a	230.6	—	(230.6)	—
All-Asset Conservative Strategy	a	228.7	—	(228.7)	—
All-Asset Moderate Strategy	a	3,802.1	1,336.3	(5,138.4)	—
CLS AdvisorOne Amerigo		60.4	—	(60.4)	—
Long Short Equity	b	8,144.3	1,656.6	(1,965.5)	7,835.4
Multi-Hedge Strategies		815.4	273.6	(76.4)	1,012.6
Rydex Banking		396.2	17.6	—	413.8
Rydex Basic Materials		9,306.7	1,010.1	(2,257.3)	8,059.5
Rydex Biotechnology		32,654.6	38,311.2	(31,014.1)	39,951.7
Rydex Commodities Strategy		1,443.9	228.8	(88.3)	1,584.4
Rydex Consumer Products		7,918.7	2,323.6	(919.7)	9,322.6
Rydex Dow 2X Strategy		6,207.6	33,742.1	(34,514.5)	5,435.2
Rydex Electronics		14.6	—	—	14.6
Rydex Energy		29,103.2	3,746.5	(4,722.7)	28,127.0
Rydex Energy Services		35,973.4	3,165.7	(12,004.1)	27,135.0
Rydex Europe 1.25X Strategy		4,231.2	184.1	(2,129.0)	2,286.3
Rydex Financial Services		1,445.7	836.8	(66.9)	2,215.6
Rydex Government Long Bond 1.2X Strategy		49,629.8	320.5	(40,722.2)	9,228.1
Rydex Health Care		2,278.8	2,552.4	(1,632.3)	3,198.9
Rydex Internet		965.1	3,594.1	(65.7)	4,493.5
Rydex Inverse Dow 2X Strategy		605.2	94,126.9	(65,112.3)	29,619.8
Rydex Inverse Government Long Bond Strategy		9,646.1	7,323.2	(10,222.2)	6,747.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Inverse Mid-Cap Strategy		6.5	—	—	6.5
Rydex Inverse NASDAQ-100® Strategy		1.0	1,195.6	(42.6)	1,154.0
Rydex Inverse Russell 2000® Strategy		352.3	14,066.6	—	14,418.9
Rydex Inverse S&P 500 Strategy		75,565.0	16,017.3	(4,438.1)	87,144.2
Rydex Japan 2X Strategy		992.2	21,122.2	(20,035.4)	2,079.0
Rydex Leisure		963.8	3,264.9	(3,004.2)	1,224.5
Rydex Mid Cap 1.5X Strategy		3,950.7	26,263.3	(11,348.3)	18,865.7
Rydex NASDAQ-100®		11,671.5	183.9	(5,463.2)	6,392.2
Rydex NASDAQ-100® 2X Strategy		16,716.9	16,120.4	(22,027.6)	10,809.7
Rydex Nova		1,014.4	6,980.7	(1,863.9)	6,131.2
Rydex Precious Metals		40,473.3	20,112.4	(22,767.4)	37,818.3
Rydex Real Estate		4,188.8	107.9	(3,314.2)	982.5
Rydex Retailing		1,464.0	1,145.7	(1,957.5)	652.2
Rydex Russell 2000® 1.5X Strategy		39,563.7	2,588.4	(27,124.8)	15,027.3
Rydex Russell 2000® 2X Strategy		19,329.5	81,374.9	(52,371.4)	48,333.0
Rydex S&P 500 2X Strategy		6,491.2	17,966.6	(9,519.1)	14,938.7
Rydex S&P 500 Pure Growth		8,981.3	1,967.6	(2,094.9)	8,854.0
Rydex S&P 500 Pure Value		3,078.2	860.9	(285.8)	3,653.3
Rydex S&P MidCap 400 Pure Growth		1,971.0	2,404.2	(1,982.7)	2,392.5
Rydex S&P MidCap 400 Pure Value		1,716.5	421.9	(230.2)	1,908.2
Rydex S&P SmallCap 600 Pure Growth		1,933.5	1,804.0	(1,559.6)	2,177.9
Rydex S&P SmallCap 600 Pure Value		2,511.8	163.5	(838.1)	1,837.2
Rydex Strengthening Dollar 2X Strategy		470.6	311.1	(52.8)	728.9
Rydex Technology		787.5	844.1	(113.2)	1,518.4
Rydex Transportation		91.0	6,742.2	(1,843.9)	4,989.3
Rydex U.S. Government Money Market		140,538.4	—	(119,408.9)	21,129.5
Rydex Utilities		10,647.1	333.0	(2,731.7)	8,248.4
Rydex Weakening Dollar 2X Strategy		3.3	26.6	(28.2)	1.7
INVESCO VARIABLE INSURANCE FUNDS:
Core Equity		6,329.8	673.5	(211.7)	6,791.6
Diversified Dividend		146.4	7,591.5	—	7,737.9
Global Health Care		65,345.5	10,777.3	(16,990.6)	59,132.2
Global Real Estate		345,032.1	42,018.6	(79,983.8)	307,066.9
High Yield		11,403.7	4,146.0	(10,803.1)	4,746.6
Mid Cap Core Equity		20,170.1	172.6	(1,908.6)	18,434.1
Money Market		329,647.9	119,157.7	(135,100.7)	313,704.9
Technology		18,139.4	2,452.4	—	20,591.8
Value Opportunities	c	33,141.9	20,101.1	(29,772.8)	23,470.2
JANUS ASPEN SERIES:
Balanced		36,519.5	6,724.2	(18,757.4)	24,486.3
Enterprise		1,304,937.7	151,577.1	(215,972.5)	1,240,542.3
Forty		13,483.0	14,788.5	(13,259.9)	15,011.6
Global Research	d	1,948,320.4	79,052.0	(243,831.0)	1,783,541.4
Janus		1,453,979.4	55,412.6	(241,086.5)	1,268,305.5
Overseas		390,164.6	50,449.4	(125,091.3)	315,522.7
Perkins Mid Cap Value		4,961.7	1,581.5	(249.4)	6,293.8
LAZARD RETIREMENT SERIES:
Emerging Markets Equity		41,812.3	1,951.4	(8,807.5)	34,956.2
International Equity		4,053.3	2,328.8	(1,103.5)	5,278.6
US Small-Mid Cap Equity		191,395.4	15,992.7	(12,718.1)	194,670.0
US Strategic Equity		22,328.0	20,906.3	(506.4)	42,727.9
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth I		2,528.8	14,587.9	(6,399.2)	10,717.5
ClearBridge All Cap Value I	e	912.4	99.5	(72.6)	939.3
ClearBridge Equity Income I	f	1,363.9	75.3	—	1,439.2
ClearBridge Large Cap Growth I		767.0	3,126.4	(1,254.3)	2,639.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond		2,628.0	10,655.4	(998.7)	12,284.7
Western Asset Strategic Bond		4,436.4	12,193.3	(768.7)	15,861.0
LORD ABBETT SERIES FUND:
Calibrated Dividend Growth	g	42,062.2	89,039.3	(27,664.5)	103,437.0
Growth and Income		413,929.1	31,235.5	(74,035.8)	371,128.8
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value		129,232.3	9,650.2	(7,424.7)	131,457.8
Mid-Cap Growth		10,034.9	1,308.7	(318.8)	11,024.8
Mid Cap Intrinsic Value		16,962.5	4,968.7	(6,053.9)	15,877.3
Short Duration Bond		110,716.2	10,904.6	(13,219.7)	108,401.1
Small-Cap Growth		26,399.5	31,320.4	(30,919.4)	26,800.5
Socially Responsive		535.6	201.2	(9.4)	727.4
NORTHERN LIGHTS VARIABLE TRUST:
JNF SSgA Tactical Allocation	k	526,461.5	12,901.2	(72,912.6)	466,450.1
JNF SSgA Sector Rotation	j	5,864,890.3	171,737.7	(733,264.0)	5,303,364.0
JNF SSgA Sector Rotation – Nonqualified	j	145,692.1	11,864.0	(5,145.8)	152,410.3
PIMCO VARIABLE INSURANCE TRUST:
All Asset		19,311.4	1,030.1	(11,542.8)	8,798.7
CommodityRealReturn Strategy		1,559.5	364.8	(569.2)	1,355.1
Emerging Markets Bond		5,326.3	786.6	(3,330.7)	2,782.2
Foreign Bond US Dollar-Hedged		1,565.7	61.2	(68.0)	1,558.9
Global Bond Unhedged		5,773.8	465.6	(3,742.5)	2,496.9
High Yield		3,148.6	530.5	(1,832.4)	1,846.7
Long Term US Government		6,415.3	159.9	(1,944.9)	4,630.3
Low Duration		6,060.2	1,010.3	(1,406.8)	5,663.7
Real Return		671,693.0	38,183.5	(240,472.5)	469,404.0
Short-Term		4,095.5	334.5	(669.6)	3,760.4
Total Return		802,067.0	51,941.6	(302,440.0)	551,568.6
PIONEER VARIABLE CONTRACTS TRUST:
Disciplined Value	h	73.4	47.2	—	120.6
Emerging Markets		11,936.4	4,613.9	(8,269.3)	8,281.0
Equity Income		250,478.7	7,666.0	(78,252.4)	179,892.3
Fund		129,210.3	17,469.7	(30,045.3)	116,634.7
High Yield		8,357.7	218.1	(6,468.5)	2,107.3
Mid Cap Value		1,477.0	—	(102.4)	1,374.6
Strategic Income		1,854.2	95.8	—	1,950.0
ROYCE CAPITAL FUND:
Micro-Cap		140,387.7	10,464.8	(17,191.5)	133,661.0
Small-Cap		161,087.3	45,473.2	(65,751.7)	140,808.8
THIRD AVENUE VARIABLE SERIES TRUST:
Value		423,302.2	21,759.8	(163,063.8)	281,998.2
VAN ECK VIP TRUST:
Emerging Markets		173,550.3	28,688.4	(53,781.0)	148,457.7
Global Hard Assets		134,891.5	5,444.0	(56,546.0)	83,789.5
Multi-Manager Alternatives		23,456.1	18,943.4	(19,016.1)	23,383.4
Unconstrained Emerging Markets Bond	i	30,864.1	2,586.3	(15,520.8)	17,929.6
WELLS FARGO ADVANTAGE VT FUNDS:
Discovery		30,810.6	10,627.7	(4,016.4)	37,421.9
Opportunity		333,523.3	21,263.1	(26,877.7)	327,908.7
Totals		23,916,444.4	2,180,139.1	(4,725,588.4)	21,370,995.1

*  See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

(8)  Detail Descriptions for Statement of Operations and Unit Progression Footnote References

For the period ending December 31, 2014:

a)  For the period January 1, 2014 through April 24, 2014 (liquidation of fund).

b)  For the period January 1, 2014 through December 2, 2014 (liquidation of fund).

c)  For the period January 1, 2014 through April 29, 2014 (liquidation of fund).

d)  Northern Lights JNF SSgA Sector Rotation was formerly known as Northern Lights JNF Equity prior to its name change on October 31, 2014.

e)  Northern Lights JNF SSgA Tactical Allocation was formerly known as Northern Lights JNF Balanced prior to its name change on October 31, 2014.

For the period ending December 31, 2013:

a)  For the period January 1, 2013 through August 23, 2013 (liquidation of fund).

b)  Guggenheim Long Short Equity was formerly Guggenheim U.S. Long Short Momentum prior to its name change effective Oct 30, 2013.

c)  Invesco Value Opportunities was formerly Invesco Van Kampen Value Opportunities prior to its name change effective May 1, 2013.

d)  Janus Aspen Series – Institutional Global Research was formerly Janus Aspen Series – Institutional Worldwide prior to its name change effective May 1, 2013.

e)  Legg Mason All Cap Value was formerly Legg Mason Fundamental All Cap Value prior to its name change effective May 1, 2013.

f)  Legg Mason Equity Income was formerly Legg Mason Equity Income Builder prior to its name change effective May 1, 2013.

g)  Lord Abbett Calibrated Dividend Growth was formerly Lord Abbett Capital Structure prior to its name change effective May 1, 2013.

h)  Pioneer Disciplined Value was formerly Pioneer Fundamental Value prior to its name change effective May 1, 2013.

i)  Van Eck Unconstrained Emerging Markets Bond was formerly Van Eck Global Bond prior to its name change effective May 1, 2013.

j)  Northern Lights JNF SSgA Sector Rotation was formerly known as Northern Lights JNF Equity prior to its name change on October 31, 2014.

k)  Northern Lights JNF SSgA Tactical Allocation was formerly known as Northern Lights JNF Balanced prior to its name change on October 31, 2014.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors Jefferson National Life Insurance Company And Contract Owners of Jefferson National Life Annuity Account C

We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account C (the "Account") as of December 31, 2014, the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2014 and the financial highlights for each of the five years in the periods ended December 31, 2014. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian, fund transfer agent, and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account C as of December 31, 2014, the results of its operations, changes in its net assets for the each of the two years in the period ended December 31, 2014, and financial highlights for each of the five years in the periods ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
April 24, 2015

Continued

Jefferson National Life Annuity Account C

SPONSOR

Jefferson National Life Insurance Company

DISTRIBUTOR

Jefferson National Securities Corporation

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BDO USA, LLP

PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)                                 Financial Statements

The following financial statements are included in Part B of the Registration Statement:

The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2014 and 2013, and for the three years then ended December 31, 2014.

The financial statements of Jefferson National Life Annuity Account C at December 31, 2013 and for each of the two years ended December 31, 2014.

(b)                                 Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C - GROUP MAXIFLEX

(1)	(a)		Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.	(10)

	(b)		Resolution Changing the Name of the Separate Account	(1)

(2)			Not Applicable.

(3)	(a)	(i)	Form of Principal Underwriter’s Agreement of the Company on behalf of the Separate Account and Inviva Securities Corporation.	(1)

		(ii)	Form of Amendment to Principal Underwriters Agent.	(1)

	(b)		Form of Selling Agreement	(1)

(4)	(a)		Form of Contract. (32-4000C)	(1)

	(b)		Form of Contract Amendments for Separate Account Change.	(1)

	(c)		Form of Age 100 Endorsement (Annuity Date END 8-12)	(20)

	(d)		Form of 403(b) Endorsement (JNL-403(b) END 7-12)	(20)

(5)			Form of Application for Individual Annuity Contract. (JNL-6000)	(1)

(6)	(a)		Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company.	(1)

	(b)		Amended and Restated By-Laws of the Company.	(1)

(7)			Not Applicable.

(8)	(a)		Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.	(1)

		(i)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company.	(13)

	(b)	(i)	Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson	(3)

		National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

	(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(1)

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(13)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003.	(15)

	(v)	Form of amendment dated August 10, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life	(18)

	(vi)	Form of amendment dated September 13, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life	(18)

(c)	(i)	Form of Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(4)

	(ii)	Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(5)

	(iv)	Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(13)

	(vi)	Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(15)

(d)	(i)	Form of Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(4)

	(ii)	Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(iii)	Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(iv)	Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(v)	Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(vi)	Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(1)

	(vii)	Form of Amendment dated May 1, 2005 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.	(11)

	(viii)	Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.	(13)

	(ix)	Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services.	(14)

	(x)	Form of Amendment October 26, 2010 to the Participation Agreement as of 1997 between Jefferson National Life Insurance Company and American Century Investment Services.	(18)

(e)	(i)	Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(5)

	(ii)	Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(5)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(1)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(1)

	(v)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company, Dreyfus	(11)

		Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

(f)	(i)	Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve Insurance Company and Insurance Management Series, Federated Securities Corp.	(4)

	(ii)	Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(5)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.	(13)

(g)	(i)	Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(6)

	(ii)	Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(5)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(1)

(h)	(i)	Form of Participation Agreement among Janus Aspen Series and Jefferson National Life Insurance Company dated May 1, 2003 and Form of Amendment dated July 2003 thereto.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement among Janus Aspen Series and Jefferson National Life Insurance Company dated May 1, 2003.	(11)

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.	(13)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001(Service and Institutional)	(15)

(i)	(i)	Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.	(1)

	(ii)	Form of Amendment dated March 21, 2004 to the Participation Agreement among	(1)

		Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.

(j)	(i)	Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(4)

	(ii)	Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(7)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(1)

	(iv)	Form of Participation Agreement dated February 13, 2008 by and among Jefferson National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC.	(16)

(k)	(i)	Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great American Reserve Insurance Company.	(5)

	(ii)	Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco Variable Insurance Company.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and Conseco Variable Insurance Company.	(5)

	(iv)	Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(8)

	(v)	Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(1)

	(vi)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(11)

	(vii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(13)

	(viii)	Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life	(14)

		Insurance Company.

	(ix)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(16)

(l)	(i)	Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company and amended dated April 13, 2004 thereto.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.	(11)

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.	(13)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.	(15)

	(v)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.	(16)

	(vi)	Form of amendment dated October 1, 2010 to the Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors	(18)

	(vii)	Form of Amendment dated January 23, 2012 to the Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Investments LLC.	(19)

(m)	(i)	Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(1)

	(ii)	Form of Amendment to the Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(11)

	(iii)	Form of Amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(13)

	(iv)	Form of Amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(15)

	(v)	Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(16)

(n)		Form of Participation Agreement dated May 1, 2003 by and among Royce Capital	(1)

		Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated April 5, 2004 thereto.

	(i)	Form of Amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.	(13)

	(ii)	Form of Amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation.	(15)

(o)	(i)	Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(9)

	(ii)	Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(1)

	(iii)	Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(11)

	(iv)	Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(13)

	(v)	Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.	(15)

	(vi)	Form of Amendment dated May 1, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.	(17)

	(vii)	Form of amendment dated November 18, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, and Rydex Distributors.	(18)

(p)	(i)	Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.	(11)

	(iii)	Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason)	(14)

(q)	(i)	Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(6)

	(ii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated	(5)

		May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

	(iii)	Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(1)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.	(13)

	(vi)	Form of Amendment dated March 31, 2008 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.	(15)

(r)	(i)	Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management, Inc. and Strong Funds Distributors, Inc.	(5)

	(ii)	Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.	(5)

	(iii)	Form of Amendment dated December 14, 1999 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(5)

	(iv)	Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(5)

	(v)	Form of Amendments dated December 2, 2003 and April5, 2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(1)

(s)	(i)	Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.	(8)

	(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.	(1)

(t)	(i)	Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(ii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated	(5)

		February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

	(iii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(iv)	Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.	(8)

	(v)	Form of Amendment dated May 1, 2010 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.	(17)

(u)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.	(1)

	(ii)	Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.	(1)

(v)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust date April 8, 2005.	(11)

	(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.	(13)

	(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.	(15)

(w)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.	(11)

	(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.	(13)

	(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005.	(15)

(x)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006.	(13)

	(ii)	Form of Amendment dated March 8, 2008 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.	(15)

	(y)	(i)	Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated May 1, 2007	(14)

		(ii)	Form of Amended Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated March 18, 2008.	(15)

	(z)	(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp. dated March, 2010.	(17)

	(aa)	(i)	Form of Participation Agreement dated August 24, 2011 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, SBL Fund, and Rydex Distributors, LLC.	(19)

(9)			Opinion and Consent of Counsel.	(21)

(10)			Opinion and Consent of Outside Auditors.	(21)

(11)			Financial Statements omitted from Item 23 above.	N/A

(12)			Initial Capitalization Agreement.	N/A

(13)		(i)	Powers of Attorney.	(1)

		(ii)	Powers of Attorney- Laurence Greenberg	(12)

		(iii)	Powers of Attorney — Robert Jefferson	(13)

		(iv)	Powers of Attorney — Joseph F. Vap	(16)

		(v)	Powers of Attorney — for Mitchell H. Caplan	(17)

		(vi)	Powers of Attorney for — Robert C. Covington	(19)

		(vii)	Powers of Attorney for — Andrew T. Mulderry	(19)

		(viii)	Powers of Attorney for — Steven F. Piaker	(19)

		(ix)	Powers of Attorney for — Eric S. Schwartz	(19)

		(x)	Powers of Attorney for — David Lau	(20)

		(xi)	Powers of Attorney for — Thomas Hedrick	(21)

(1)                                 Incorporated herein by reference to Post-Effective Amendment Nos 15 and 38 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos 033-61122 and 811-04819) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000486)

(2)                                 Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000128).

(3)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4)                                 Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10)                          Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 22 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-98-000128).

(11)                          Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 39 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002834).

(12)                          Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(13)                          Incorporated herein by reference to Post-Effective Amendment Nos. 17 and 40 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06003344).

(14)                          Incorporated herein by reference to Post-Effective Amendment Nos. 18 and 41 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 18, 2007 (Accession Number 0000930413-07-003576).

(15)                          Incorporated herein by reference to Post-Effective Amendment Nos. 19 and 42 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002103).

(16)                          Incorporated herein by reference to Post-Effective Amendment Nos. 20 and 43 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 16, 2009 (Accession Number 0000891092-09-001560).

(17)                          Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 44 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 28, 2010 (0000891092-10-001649).

(18)                          Incorporated herein by reference to Post-Effective Amendment Nos. 22 and 45 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 29, 2011 (Accession Number 0000891092-11-002733)

(19)                          Incorporated herein by reference to Post-Effective Amendment Nos. 23 and 46 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 30, 2012 (Accession Number 0000891092-12-002739)

(20)                          Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 47 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 30, 2013 (Accession Number 0000891092-13-003472)

(21)                          Incorporated herein by reference to Post-Effective Amendment Nos. 25 and 48 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 30, 2014 (Accession Number 0000891092-14-003489)

(22)                          Filed herewith

ITEM 25.                                           DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is10350 Ormsby Park Place, Louisville, Ky 40223, unless otherwise noted.

NAME	POSITIONS AND OFFICES WITH DEPOSITOR
Mitchell H. Caplan	Director, Chief Executive Officer
Laurence P. Greenberg	Director, President
Craig A. Hawley	General Counsel and Secretary
Joseph Vap	Chief Financial Officer and Treasurer
Thomas Hedrick	Director
Andrew T. Mulderry (2)	Director
Steven F. Piaker (3)	Director
Eric S. Schwartz (4)	Director

(1)                                 The business address of this director is 6034 Lakehurst Avenue, Dallas, TX 75230

(2)                                 The business address of this director is  240 Forest Avenue, Rye NY 10580

(3)                                 The business address of this director is 64 Arlen Way, West Hartford, CT 06117

(4)                                 The business address of this director is 120 East End Avenue Apt 17B, New York NY 10028.

ITEM 26.                                           PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

Mitch Caplan & Affilliates 90.7% of Series A voting units (2) Employees & New Investors 9.3% of Series A voting units (3) New Investors 100% of Series B non-voting units (4) Jefferson National Financial Corp. (“JNFC”) Jefferson National Securities Corporation (Broker/Dealer) Jefferson National Life Insurance Company (Insurance Co.) JNF Advisors, Inc. (Registered Investment Adviser for JNF Funds) Class A voting common shares. These shares represent 100% of the voting interests of JNFC except they vote pro rata with the Class B common shares with respect to the Limited Veto Rights. LLC managed by board of directors with identical composition as JNFC and JNL. Series A voting units controlled by JNFC’s CEO, Mitch Caplan and his affiliated entities including Highroad Partners LLC. Mr. Caplan also received non-voting profit interests from each of JNF Investors LLC and JNF Co-Investor LLC that are not included in this total. Series A voting units controlled by JNFC employees and SG-Jefferson LLC. Ownership of Mr. Caplan excluded from this group. In addition, certain employees received non–voting profits interests from each of JNF Investors LLC and JNF Co-Investor LLC that are not included in this total. SG-Jefferson owns 5.6% of the Series A voting units. Series B non-voting units held by Financial Partners Fund I, L.P., SG-Jefferson LLC, 122011 Investment Holding LLC, 76 West Holdings LLC and other small investors. Conversion of these shares into Series A voting units is subject to prior regulatory approval. The four (4) named investors are contractually entitled to each designate one director appointed to each of the nine (9) member boards of directors of JNFC and JNL and also vote as a class on certain non-ordinary course actions by JNFC. Class B non-voting common shares. LLC is member managed by JNF Investors LLC. JNF Investors LLC has the authority to make decisions on behalf of JNF Co-Investor LLC except with respect to the Limited Veto Rights, with respect to which the vote is passed through to the holders of the Series A voting units issued by JNF Co-Investor LLC. Series A voting units held by 122011 Investment Holding LLC and certain employees of its affiliates with voting rights only with respect to veto rights more limited than those provided to the Series B non-voting units of JNFI. Organizational Chart Revised 6/30/14 435 Management LLC (REO Mgmt) JNF Investors LLC (“JNFI”) 100% of JNFC Class A voting shares (1) JNF Co-Investor LLC (“JNFCI”) 100% of JNFC Class B non- voting shares (5) New Investors 100% of Series A voting units (6) Managing Member Employees 100% of Series C non-voting profit units Employees 100% of Series B non-voting profit units Jefferson National Life Ins. Co. of NY (Insurance Co.)

ITEM 27.              NUMBER OF CONTRACT OWNERS

As of February 21, 2015, the number of The MaxiFlex Group contracts funded by Jefferson National Life Annuity Account C was 1594 of which 1606  were qualified contracts and 12 were non-qualified contracts.

ITEM 28.              INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, “Agent”) against expenses (including attorneys’ fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.              PRINCIPAL UNDERWRITERS

(a)           Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account G

Jefferson National Life of  New York Annuity Account 1

(b)           Jefferson National Securities Corporation (“JNSC”) is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 10350 Ormsby Park Place, Louisville, KY 40223, unless otherwise indicated.  JNSC was formerly known as Inviva Securities Corporation.

NAME	POSITIONS AND OFFICES
Craig A. Hawley	President, General Counsel and Secretary
Jon Hurd*	Financial & Operations Principal

* The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972

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(c)           JNSC retains no compensation or commissions from the registrant.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION OR ANNUITIZATION	BROKERAGE COMMISSIONS	COMPENSATION
Jefferson National Securities Corporation	None	None	None	None

ITEM 30.              LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 10350 Ormsby Park Place, Louisville, KY 40223.

ITEM 31.              MANAGEMENT SERVICES

Not Applicable.

ITEM 32.              UNDERTAKINGS

(a)           Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b)           Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)           Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33.              REPRESENTATIONS

(A)          Jefferson National Life Insurance Company (the “Company”) hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B)          The Securities and Exchange Commission (the “SEC”) issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1)           Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2)           Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3)           Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4)           Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer’s Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

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(C)          The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program  (“Program”) in accordance with the following conditions:

(1)           include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(2)           include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this contract to Program participants;

(3)           instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

(4)           obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of (a) — (d) above.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 25 and 48 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 24th day of April, 2015.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Mitchell H Caplan *
Name:	Mitchell H. Caplan

Title:	CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/Mitchell H. Caplan*	Director, Chief Executive Officer	04/24/2015
Name: Mitchell H. Caplan

/s/ Laurence P. Greenberg*	Director, President	04/24/2015
Name: Laurence Greenberg

/s/ Joseph F. Vap*	Director, Chief Financial Officer and Treasurer	04/24/2015
Name: Joseph F. Vap

/s/ Andrew Mulderry*	Director	04/24/2015
Name: Andrew Mulderry

/s/ Thomas Hedrick	Director	04/24/2015
Name: Thomas Hedrick

/s/ Eric Schwartz*	Director	04/24/2015
Name: Eric Schwartz

s/s Steven F. Piaker*	Director	04/24/2015
Name: Steven F. Piaker

/s/ Craig A. Hawley*	Director, General Counsel & Secretary	04/24/2015
Name: Craig A. Hawley
Attorney in Fact

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EXHIBIT INDEX

(9)		Opinion and Consent of Counsel.

(10)		Consent of Independent Registered Public Accounting Firm.

(13)	(xi)	Powers of Attorney for — Thomas Hedrick

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